Registration No. 333-64749
                                                     Registration No. 811-07659
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]

         Pre-Effective Amendment No.                                       [ ]

         Post-Effective Amendment No. 8                                    [X]



                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]


         Amendment No. 47                                                  [X]



                        (Check appropriate box or boxes)

                              --------------------

                             SEPARATE ACCOUNT No. 49
                                       of
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)

                              --------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------


                                   ROBIN WAGNER
                           VICE PRESIDENT and COUNSEL
           The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                              --------------------

                  Please send copies of all communications to:
                               PETER E. PANARITES
                                 Foley & Lardner
                               Washington Harbour
                            3000 K Street, Northwest
                             Washington D.C. 20007

         Approximate Date of Proposed Public Offering:  Continuous.

          It is proposed that this filing will become effective (check appropriate box):


  [ ]    Immediately upon filing pursuant to paragraph (b) of Rule 485



  [X]    On May 1, 2001 pursuant to paragraph (b) of Rule 485.

  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ]    On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.


Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.

Equitable Accumulator Plus(SM)
A variable deferred annuity contract





PROSPECTUS DATED MAY 1, 2001


Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. Also, at the end of this prospectus you will find attached the prospectus for EQ Advisors Trust, which contains important information about its portfolios.


--------------------------------------------------------------------------------

WHAT IS THE EQUITABLE ACCUMULATOR PLUS?



Equitable Accumulator Plus is a deferred annuity contract issued by The Equitable Life Assurance Society of the United States. It provides for the accumulation of retirement savings and for income. The contract offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options. This contract may not currently be available in all states.





--------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS*
--------------------------------------------------------------------------------
o EQ/Aggressive Stock                  o EQ/International Equity Index(4)
o EQ/Alliance Common Stock             o EQ/J.P. Morgan Core Bond
o EQ/Alliance High Yield               o EQ/Janus Large Cap Growth
o EQ/Alliance Money Market             o EQ/Lazard Small Cap Value
o EQ/Alliance Premier Growth           o EQ/Mercury Basic Value Equity
o EQ/Alliance Small Cap Growth         o EQ/MFS Emerging Growth Companies
o EQ/Alliance Technology               o EQ/MFS Investors Trust(5)
o EQ/Balanced(1)                       o EQ/MFS Research
o EQ/Bernstein Diversified Value(2)    o EQ/Morgan Stanley Emerging Markets
o EQ/Capital Guardian International      Equity
o EQ/Capital Guardian Research         o EQ/Putnam Growth & Income Value
o EQ/Capital Guardian U.S. Equity      o EQ/Putnam International Equity
o EQ/Equity 500 Index                  o EQ/Putnam Investors Growth
o EQ/Evergreen Omega(3)                o EQ/Small Company Index(6)
o EQ/FI Mid Cap
o EQ/FI Small/Mid Cap Value
--------------------------------------------------------------------------------



* Effective on May 18, 2001, all of the names of the variable investment options will include "EQ/."
(1) Available on or about May 18, 2001.
(2) Formerly named "Lazard Large Cap Value."
(3) Formerly named "EQ/Evergreen."
(4) Formerly named "BT International Equity Index."
(5) This reflects the name change of the MFS Growth with Income option, effective May 18, 2001.
(6) Formerly named "BT Small Company Index."



You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of our Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio of EQ Advisors Trust. Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

TYPES OF CONTRACTS. We offer the contracts for use as:

o    A nonqualified annuity ("NQ") for after-tax contributions only.

o An individual retirement annuity ("IRA"), either traditional IRA ("Rollover IRA") or Roth IRA ("Roth Conversion IRA").

o An annuity that is an investment vehicle for a qualified defined contribution or defined benefit plan ("QP").

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA").



A contribution of at least $10,000 is required to purchase a contract. We add an amount ("credit") to your contract with each contribution you make. Over time, the amount of the credit may be more than offset by fees and charges associated with the credit.

A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2001 is a part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's Web site at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.




THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                      X00008E/ML
                                                                  2001 Portfolio

Contents of this prospectus

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2
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EQUITABLE ACCUMULATOR PLUS(SM)


--------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is Equitable Life?                                                       5
How to reach us                                                              6
Equitable Accumulator Plus at a glance -- key features                       8

--------------------------------------------------------------------------------

FEE TABLE                                                                   11

--------------------------------------------------------------------------------

Examples                                                                    14
Condensed financial information                                             15




--------------------------------------------------------------------------------

1
CONTRACT FEATURES AND BENEFITS                                              16

--------------------------------------------------------------------------------

How you can purchase and contribute to your contract                        16
Owner and annuitant requirements                                            19
How you can make your contributions                                         19
What are your variable investment options under the contract?               19
Allocating your contributions                                               23
Credits                                                                     23
Guaranteed minimum death benefit                                            24
Your right to cancel within a certain number of days                        26




--------------------------------------------------------------------------------

2
DETERMINING YOUR CONTRACT'S VALUE                                           27

--------------------------------------------------------------------------------

Your account value and cash value                                           27
Your contract's value in the variable investment options                    27



-------------------------
"We," "our," and "us" refer to Equitable Life.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

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3
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--------------------------------------------------------------------------------

3
TRANSFERRING YOUR MONEY AMONG THE VARIABLE INVESTMENT OPTIONS               28
--------------------------------------------------------------------------------
Transferring your account value                                             28
Disruptive transfer activity                                                28
Dollar cost averaging your account value                                    28
Rebalancing your account value                                              29



--------------------------------------------------------------------------------
4
ACCESSING YOUR MONEY                                                        30

--------------------------------------------------------------------------------

Withdrawing your account value                                              30
How withdrawals are taken from your account value                           31
How withdrawals affect your guaranteed minimum death benefit                31
Loans under rollover TSA contracts                                          32
Surrendering your contract to receive its cash value                        33
When to expect payments                                                     33
Your annuity payout options                                                 33



--------------------------------------------------------------------------------
5
CHARGES AND EXPENSES                                                        36

--------------------------------------------------------------------------------

Charges that Equitable Life deducts                                         36
Charges that EQ Advisors Trust deducts                                      38
Group or sponsored arrangements                                             38



--------------------------------------------------------------------------------
6
PAYMENT OF DEATH BENEFIT                                                    40

--------------------------------------------------------------------------------

Your beneficiary and payment of benefit                                     40
How death benefit payment is made                                           41
Beneficiary continuation option                                             41



--------------------------------------------------------------------------------
7
TAX INFORMATION                                                             43

--------------------------------------------------------------------------------

Overview                                                                    43
Buying a contract to fund a retirement arrangement                          43
Transfers among variable investment options                                 43
Taxation of nonqualified annuities                                          43
Individual retirement arrangements (IRAs)                                   45
Roth individual retirement annuities (Roth IRAs)                            53
Special rules for contracts funding qualified plans                         56
Tax Sheltered Annuity contracts (TSAs)                                      56
Federal and state income tax withholding and information reporting          61
Impact of taxes to Equitable Life                                           62


--------------------------------------------------------------------------------

8
MORE INFORMATION                                                            63

--------------------------------------------------------------------------------

About our Separate Account No. 49                                           63
About EQ Advisors Trust                                                     63
About the general account                                                   64
About other methods of payment                                              64
Dates and prices at which contract events occur                             64
About your voting rights                                                    65
About legal proceedings                                                     66
About our independent accountants                                           66
Financial statements                                                        66
Transfers of ownership, collateral assignments, loans, and borrowing        66
Distribution of the contracts                                               66




--------------------------------------------------------------------------------

9
INVESTMENT PERFORMANCE                                                      68

--------------------------------------------------------------------------------

Communicating performance data                                              71



--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
I -- Condensed financial information                                       A-1
II -- Purchase considerations for QP contracts                             B-1
III -- Guaranteed minimum death benefit example                            C-1

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

Index of key words and phrases

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4
--------------------------------------------------------------------------------


This index should help you locate more information on the terms used in this prospectus.



                                      PAGE                                                     PAGE
account value                           27                NQ                                   cover
annuitant                               16                participant                             19
annuity payout options                  33                portfolio                            cover
beneficiary                             40                processing office                        6
business day                            64                QP                                   cover
cash value                              27                recharacterizations                     49
conduit IRA                             48                Required Beginning Date                 49
contract date                            9                Rollover IRA                         cover
contract date anniversary                9                Rollover TSA                         cover
contract year                            9                rollovers and direct transfers          53
contributions to Roth IRAs              53                rollovers and transfers                 48
conversion contributions                53                Roth IRA                                52
contributions to traditional IRAs       46                Roth Conversion IRA                  cover
credit                                  23                SAI                                  cover
disruptive transfer activity            28                SEC                                  cover
EQAccess                                 6                TOPS                                     6
guaranteed minimum death benefit        24                TSA                                  cover
IRA                                  cover                traditional IRA                         46
IRS                                     43                unit                                    27
market timing                           28                variable investment options             19


To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your registered representative can provide further explanation about your contract or supplemental materials.



--------------------------------------------------------------------------------
  PROSPECTUS                    CONTRACT OR SUPPLEMENTAL MATERIALS
--------------------------------------------------------------------------------
  variable investment options   Investment Funds
  account value                 Annuity Account Value
  unit                          Accumulation Unit
--------------------------------------------------------------------------------

Who is Equitable Life?

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5
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We are The Equitable Life Assurance Society of the United States ("Equitable
Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $483.1 billion in assets as of December 31, 2000. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

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6
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HOW TO REACH US


You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.


--------------------------------------------------------------------------------
 FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Accumulator Plus
P.O. Box 13014
Newark, NJ 07188-0014


--------------------------------------------------------------------------------
 FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Equitable Accumulator Plus
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Attn: Box 13014
Secaucus, NJ 07094


--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT
 BY REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Accumulator Plus
P.O. Box 1547
Secaucus, NJ 07096-1547


--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT
 BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Equitable Accumulator Plus
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094


--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o    written confirmation of financial transactions;

o statement of your contract values at the close of each calendar quarter (four per year); and

o annual statement of your contract values as of the close of the contract year.



--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS")
 AND EQACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o    your current account value;


o    your current allocation percentages;


o    the number of units you have in the variable investment options;

o    the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:


o change your allocation percentages and/or transfer among the variable investment options;


o change your personal identification number (PIN) (not available through EQAccess); and

o    change your EQAccess password (not available through TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. You may use EQAccess by visiting our web site at http://www.equitable.com and clicking on EQAccess. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation

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7
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of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.


We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options").



--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:


(1)  authorization for telephone transfers by your registered representative;

(2)  conversion of a traditional IRA to a Roth Conversion IRA contract;

(3)  election of the automatic investment program;

(4)  election of the rebalancing program;

(5)  requests for loans under Rollover TSA contracts;

(6)  spousal consent for loans under Rollover TSA contracts;

(7)  tax withholding elections;

(8)  election of the beneficiary continuation option;

(9)  IRA contribution recharacterizations;

(10) certain section 1035 exchanges; and

(11) direct transfers.



WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1) address changes;

(2) beneficiary changes;


(3) transfers between variable investment options;

(4) contract surrender and withdrawal requests; and

(5) death claims.



TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1) automatic investment program;

(2) dollar cost averaging;

(3) rebalancing;

(4) substantially equal withdrawals;


(5) systematic withdrawals; and


(6) the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:


The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners all must sign.

Equitable Accumulator Plus at a glance -- key features


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8
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
---------------------------------------------------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT   Equitable Accumulator Plus' variable investment options invest in different portfolios
MANAGEMENT                managed by professional investment advisers.
---------------------------------------------------------------------------------------------------------------------------
TAX ADVANTAGES            o On earnings inside the    No tax until you make withdrawals from your contract or receive
                          contract                    annuity payments.
                          -------------------------------------------------------------------------------------------------
                          o On transfers inside the   No tax on transfers among variable investment options.
                          contract
                          -------------------------------------------------------------------------------------------------
                          If you are purchasing an annuity contract as an Individual Retirement Annuity
                          (IRA) or Tax Sheltered Annuity (TSA), or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code.
                          Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax Information", below).
---------------------------------------------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS      o Initial minimum:          $10,000
                          o Additional minimum:       $1,000
                                                      $100 monthly and $300 quarterly under our automatic
                                                      investment program (NQ contracts)
                          -------------------------------------------------------------------------------------------------
                          Maximum contribution limitations may apply.
---------------------------------------------------------------------------------------------------------------------------
CREDIT                    We allocate your contributions to your account value. We allocate a credit to your account value at the same time that we allocate your contributions. The amount of credit may be up to 6% of each contribution, depending on certain factors. The credit is subject to recovery by us in certain limited circumstances.
---------------------------------------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY      o Lump sum withdrawals
                          o Several withdrawal options on a periodic basis
                          o Loans under Rollover TSA contracts
                          o Contract surrender

                          You may incur a withdrawal charge for certain withdrawals or if you surrender your contract.
                          You may also incur income tax and a tax penalty.
---------------------------------------------------------------------------------------------------------------------------
PAYOUT OPTIONS            o Fixed annuity payout options
                          o Variable Immediate Annuity payout options
                          o Income Manager(R) payout options
---------------------------------------------------------------------------------------------------------------------------

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9
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
---------------------------------------------------------------------------------------------------------------------------
ADDITIONAL FEATURES    o Guaranteed minimum death benefit

                       o Dollar cost averaging

                       o Automatic investment program

                       o Account value rebalancing (quarterly, semiannually, and annually)

                       o Free transfers

                       o Waiver of withdrawal charge for disability, terminal illness, or confinement to a nursing home

                       o Protection Plus, an optional death benefit available under certain contracts (subject to state availability)
---------------------------------------------------------------------------------------------------------------------------
FEES AND CHARGES       o Daily charges on amounts invested in the variable investment options for mortality and expense risks, administrative, and distribution charges at a current annual rate of 1.60% current (1.70%
                         maximum).

                       o Annual 0.20% Protection Plus charge for this optional death benefit.

                       o No sales charge deducted at the time you make contributions and no annual contract fee.

                       o During the first eight contract years following a contribution, a charge will be deducted from amounts that you withdraw that exceed 15% of your account value.
                         We use the account value on the most recent contract date anniversary to calculate the 15% amount available. The charge is 8% in each of the first two contract years following a contribution. It declines by 1% each year in the third to eighth contract year following a contribution. There is no withdrawal charge in the ninth and later contract years following a contribution.

                         --------------------------------------------------------------------------------
                         The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year."
                         The end of each 12-month period is your "contract date anniversary."
                         --------------------------------------------------------------------------------

                       o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuity payout option.

                       o We deduct a $350 annuity administrative fee from amounts applied to the
                         Variable Immediate Annuity payout options.

                       o Annual expenses of EQ Advisors Trust portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from 0.25% to 1.15% annually, 12b-1 fees of
                         0.25% annually, and other expenses.
---------------------------------------------------------------------------------------------------------------------------
ANNUITANT ISSUE AGES   NQ: 0-80
                       Rollover IRA, Roth Conversion IRA,
                       Rollover TSA: 20-78
                       QP: 20-70
---------------------------------------------------------------------------------------------------------------------------



THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES.

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10
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For more detailed information we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your registered representative, or call us, if you have any questions.


OTHER CONTRACTS


We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your registered representative can show you information regarding other Equitable Life annuity contracts that he or she distributes. You can also contact us to find out more about any of the Equitable Life annuity contracts.

Fee table


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11
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The fee table below will help you understand the various charges and expenses that apply to your contract. The table reflects charges you will directly incur under the contract, as well as charges and expenses of the portfolios that you will bear indirectly. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Also, an annuity administrative fee may apply when your annuity payments are to begin. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.





--------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
--------------------------------------------------------------------------------------------------------------
Mortality and expense risks(1)                                           1.10%*
Administrative                                                           0.25% current (0.35% maximum)
Distribution                                                             0.25%
                                                                         ------
Total annual expenses                                                    1.60% current (1.70% maximum)

--------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Withdrawal charge as a percentage of contributions* (deducted if you     Contract year
surrender your contract or make certain withdrawals. The withdrawal      1 ........................ 8.00%
charge percentage we use is determined by the contract year in which     2 ........................ 8.00%
you make the withdrawal or surrender your contract. For each             3 ........................ 7.00%
contribution, we consider the contract year in which we receive that     4 ........................ 6.00%
contribution to be "contract year 1")(2)                                 5 ........................ 5.00%
                                                                         6 ........................ 4.00%
                                                                         7 ........................ 3.00%
                                                                         8 ........................ 2.00%
                                                                         9+ ....................... 0.00%

Charge if you elect a Variable Immediate Annuity payout option           $350

--------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU ELECT THE OPTIONAL BENEFIT
--------------------------------------------------------------------------------------------------------------
PROTECTION PLUS BENEFIT CHARGE (calculated as a percentage of the
account value. Deducted annually on each contract date anniversary)      0.20  %


* These charges compensate us for certain risks we assume and expenses we incur under the contract. They also compensate us for the expense associated with the credit. We expect to make a profit from these charges.

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12
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
                                     EQ ADVISORS TRUST ANNUAL EXPENSES
                      (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)

----------------------------------------------------------------------------------------------------------
                                                                                              NET TOTAL
                                                                              OTHER             ANNUAL
                                                                             EXPENSES          EXPENSES
                                              MANAGEMENT                  (AFTER EXPENSE    (AFTER EXPENSE
                                                FEES(3)    12B-1 FEES(4)   LIMITATION)(5)   LIMITATION)(6)
----------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              0.60%         0.25%            0.07%            0.92%
EQ/Alliance Common Stock                         0.46%         0.25%            0.05%            0.76%
EQ/Alliance High Yield                           0.60%         0.25%            0.07%            0.92%
EQ/Alliance Money Market                         0.34%         0.25%            0.06%            0.65%
EQ/Alliance Premier Growth                       0.89%         0.25%            0.01%            1.15%
EQ/Alliance Small Cap Growth                     0.75%         0.25%            0.06%            1.06%
EQ/Alliance Technology                           0.90%         0.25%            0.00%            1.15%
EQ/Balanced                                      0.57%         0.25%            0.08%            0.90%
EQ/Bernstein Diversified Value                   0.65%         0.25%            0.05%            0.95%
EQ/Capital Guardian International                0.85%         0.25%            0.10%            1.20%
EQ/Capital Guardian Research                     0.65%         0.25%            0.05%            0.95%
EQ/Capital Guardian U.S. Equity                  0.65%         0.25%            0.05%            0.95%
EQ/Equity 500 Index                              0.25%         0.25%            0.06%            0.56%
EQ/Evergreen Omega                               0.65%         0.25%            0.05%            0.95%
EQ/FI Mid Cap                                    0.70%         0.25%            0.05%            1.00%
EQ/FI Small/Mid Cap Value                        0.75%         0.25%            0.10%            1.10%
EQ/International Equity Index                    0.35%         0.25%            0.50%            1.10%
EQ/J.P. Morgan Core Bond                         0.45%         0.25%            0.10%            0.80%
EQ/Janus Large Cap Growth                        0.90%         0.25%            0.00%            1.15%
EQ/Lazard Small Cap Value                        0.75%         0.25%            0.10%            1.10%
EQ/Mercury Basic Value Equity                    0.60%         0.25%            0.10%            0.95%
EQ/MFS Emerging Growth Companies                 0.62%         0.25%            0.10%            0.97%
EQ/MFS Investors Trust                           0.60%         0.25%            0.10%            0.95%
EQ/MFS Research                                  0.65%         0.25%            0.05%            0.95%
EQ/Morgan Stanley Emerging Markets Equity        1.15%         0.25%            0.40%            1.80%
EQ/Putnam Growth & Income Value                  0.60%         0.25%            0.10%            0.95%
EQ/Putnam International Equity                   0.85%         0.25%            0.15%            1.25%
EQ/Putnam Investors Growth                       0.65%         0.25%            0.05%            0.95%
EQ/Small Company Index                           0.25%         0.25%            0.35%            0.85%
----------------------------------------------------------------------------------------------------------


Notes:

(1) A portion of this charge is for providing the guaranteed minimum death benefit.


(2) Deducted upon a withdrawal of amounts in excess of the 15% free withdrawal amount and upon surrender of a contract.

(3) The management fees shown reflect revised management fees, effective May 1, 2000, which were approved by shareholders. The management fee for each portfolio cannot be increased without a vote of each portfolio's shareholders.

(4) Portfolio shares are all subject to fees imposed under the distribution plan (the "Rule 12b-1 Plan") adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.

-----
13
--------------------------------------------------------------------------------


(5) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital was invested for the EQ/Alliance Technology portfolio on May 1, 2000, "Other Expenses" shown have been annualized. Initial seed capital was invested for the EQ/FI Mid Cap and EQ/Janus Large Cap Growth Portfolios on September 1, 2000. Thus, "Other Expenses" shown are estimated. See footnote (6) for any expense limitation agreement information.

(6) Equitable Life, EQ Advisors Trust's manager, has entered into an expense limitation agreement with respect to certain Portfolios. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, and extraordinary expenses) to not more than the amounts specified above as "Net Total Annual Expenses." The amounts shown for the EQ/International Equity Index and EQ/Small Company Index portfolios reflect a .10% decrease in the portfolios' expense waiver. The amounts shown for the EQ/Morgan Stanley Emerging Markets Portfolio, reflect a .05% decrease in the portfolio's expense waiver. These decreases in the expense waivers were effective on May 1, 2001. Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that, among other things, such Portfolio has reached a sufficient size to permit such reimbursement to be made and provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. For more information see the prospectus for EQ Advisors Trust. The following chart indicates other expenses before any fee waivers and/or expense reimbursements that would have applied to each Portfolio. Portfolios that are not listed below do not have an expense limitation arrangement in effect.

----------------------------------------------------         ----------------------------------------------------
                                      OTHER EXPENSES                                               OTHER EXPENSES
                                     (BEFORE ANY FEE                                              (BEFORE ANY FEE
                                      WAIVERS AND/OR                                               WAIVERS AND/OR
                                          EXPENSE                                                      EXPENSE
PORTFOLIO NAME                        REIMBURSEMENTS)        PORTFOLIO NAME                        REIMBURSEMENTS)
----------------------------------------------------         ----------------------------------------------------
EQ/Alliance Premier Growth                0.05%              EQ/Janus Large Cap Growth                 0.22%
EQ/Alliance Technology                    0.06%              EQ/Lazard Small Cap Value                 0.14%
EQ/Balanced                               0.08%              EQ/Mercury Basic Value Equity             0.10%
EQ/Bernstein Diversified Value            0.15%              EQ/MFS Investors Trust                    0.13%
EQ/Capital Guardian International         0.20%              EQ/MFS Research                           0.07%
EQ/Capital Guardian Research              0.16%              EQ/Morgan Stanley Emerging
EQ/Capital Guardian U.S. Equity           0.11%               Markets Equity                           0.52%
EQ/Evergreen Omega                        0.83%              EQ/Putnam Growth & Income Value           0.12%
EQ/FI Mid Cap                             0.27%              EQ/Putnam International Equity            0.22%
EQ/FI Small/Mid Cap Value                 0.19%              EQ/Putnam Investors Growth                0.10%
EQ/International Equity Index             0.44%              EQ/Small Company Index                    0.43%
EQ/J.P. Morgan Core Bond                  0.11%              ----------------------------------------------------
----------------------------------------------------

-----
14
--------------------------------------------------------------------------------


EXAMPLES

The examples below show the expenses that a hypothetical contract owner (who has elected Protection Plus) would pay in the situation illustrated. We assume that a $1,000 contribution plus a $40 credit (which may be subject to recovery) is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option.(1) Since the Protection Plus feature only applies under certain contracts, expenses would be lower for contracts that do not have this feature.


The examples assume the continuation of Total Annual Expenses (after expense limitation) shown for each portfolios of EQ Advisors Trust in the table, above, for the entire one, three, five and ten year periods included in the example. The charges used in the examples are the maximum charges rather than the lower current charges.

The example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.




-----------------------------------------------------------------------------------------
                                             IF YOU SURRENDER YOUR CONTRACT AT THE END OF
                                               EACH PERIOD SHOWN, THE EXPENSES WOULD BE:
                                            ---------------------------------------------
                                            1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------
EQ/Aggressive Stock                         $110.79     $164.28     $210.38     $337.79
EQ/Alliance Common Stock                    $109.05     $159.08     $201.79     $321.09
EQ/Alliance High Yield                      $110.79     $164.28     $210.38     $337.79
EQ/Alliance Money Market                    $107.85     $155.49     $195.85     $309.44
EQ/Alliance Premier Growth                  $113.31     $171.72     $222.63     $361.33
EQ/Alliance Small Cap Growth                $112.32     $168.82     $217.85     $352.19
EQ/Alliance Technology                      $113.31     $171.72     $222.63     $361.33
EQ/Balanced                                 $110.58     $163.63     $209.31     $335.72
EQ/Bernstein Diversified Value              $111.12     $165.25     $211.98     $340.89
EQ/Capital Guardian International           $113.85     $173.34     $225.27     $366.38
EQ/Capital Guardian Research                $111.12     $165.25     $211.98     $340.89
EQ/Capital Guardian U.S. Equity             $111.12     $165.25     $211.98     $340.89
EQ/Equity 500 Index                         $106.86     $152.55     $190.97     $299.81
EQ/Evergreen Omega                          $111.12     $165.25     $211.98     $340.89
EQ/FI Mid Cap                               $111.67     $166.87     $214.65     $346.04
EQ/FI Small/Mid Cap Value                   $112.76     $170.11     $219.97     $356.26
EQ/International Equity Index               $112.76     $170.11     $219.97     $356.26
EQ/Janus Large Cap Growth                   $113.31     $171.72     $222.63     $361.33
EQ/J.P. Morgan Core Bond                    $109.48     $160.38     $203.94     $325.29
EQ/Lazard Small Cap Value                   $112.76     $170.11     $219.97     $356.26
EQ/Mercury Basic Value Equity               $111.12     $165.25     $211.98     $340.89
EQ/MFS Emerging Growth Companies            $111.34     $165.90     $213.05     $342.96
EQ/MFS Investors Trust                      $111.12     $165.25     $211.98     $340.89
EQ/MFS Research                             $111.12     $165.25     $211.98     $340.89
EQ/Morgan Stanley Emerging Markets Equity   $120.40     $192.57     $256.58     $424.93
EQ/Putnam Growth & Income Value             $111.12     $165.25     $211.98     $340.89
EQ/Putnam International Equity              $114.40     $174.95     $227.91     $371.40
EQ/Putnam Investors Growth                  $111.12     $165.25     $211.98     $340.89
EQ/Small Company Index                      $110.03     $162.01     $206.63     $330.52



-----------------------------------------------------------------------------------------
                                            IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE
                                               END OF EACH PERIOD SHOWN, THE EXPENSES
                                                             WOULD BE:
                                            ---------------------------------------------
                                            1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------
EQ/Aggressive Stock                         $30.79     $ 94.28     $160.38     $337.79
EQ/Alliance Common Stock                    $29.05     $ 89.08     $151.79     $321.09
EQ/Alliance High Yield                      $30.79     $ 94.28     $160.38     $337.79
EQ/Alliance Money Market                    $27.85     $ 85.49     $145.85     $309.44
EQ/Alliance Premier Growth                  $33.31     $101.72     $172.63     $361.33
EQ/Alliance Small Cap Growth                $32.32     $ 98.82     $167.85     $352.19
EQ/Alliance Technology                      $33.31     $101.72     $172.63     $361.33
EQ/Balanced                                 $30.58     $ 93.63     $159.31     $335.72
EQ/Bernstein Diversified Value              $31.12     $ 95.25     $161.98     $340.89
EQ/Capital Guardian International           $33.85     $103.34     $175.27     $366.38
EQ/Capital Guardian Research                $31.12     $ 95.25     $161.98     $340.89
EQ/Capital Guardian U.S. Equity             $31.12     $ 95.25     $161.98     $340.89
EQ/Equity 500 Index                         $26.86     $ 82.55     $140.97     $299.81
EQ/Evergreen Omega                          $31.12     $ 95.25     $161.98     $340.89
EQ/FI Mid Cap                               $31.67     $ 96.87     $164.65     $346.04
EQ/FI Small/Mid Cap Value                   $32.76     $100.11     $169.97     $356.26
EQ/International Equity Index               $32.76     $100.11     $169.97     $356.26
EQ/Janus Large Cap Growth                   $33.31     $101.72     $172.63     $361.33
EQ/J.P. Morgan Core Bond                    $29.48     $ 90.38     $153.94     $325.29
EQ/Lazard Small Cap Value                   $32.76     $100.11     $169.97     $356.26
EQ/Mercury Basic Value Equity               $31.12     $ 95.25     $161.98     $340.89
EQ/MFS Emerging Growth Companies            $31.34     $ 95.90     $163.05     $342.96
EQ/MFS Investors Trust                      $31.12     $ 95.25     $161.98     $340.89
EQ/MFS Research                             $31.12     $ 95.25     $161.98     $340.89
EQ/Morgan Stanley Emerging Markets Equity   $40.40     $122.57     $206.58     $424.93
EQ/Putnam Growth & Income Value             $31.12     $ 95.25     $161.98     $340.89
EQ/Putnam International Equity              $34.40     $104.95     $177.91     $371.40
EQ/Putnam Investors Growth                  $31.12     $ 95.25     $161.98     $340.89
EQ/Small Company Index                      $30.03     $ 92.01     $156.63     $330.52
-----------------------------------------------------------------------------------------



(1) The amount accumulated from the $1,000 contribution plus the $40 credit could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity

-----
15
--------------------------------------------------------------------------------

   payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of as payments under an annuity payout option. See "Accessing your money."


IF YOU ELECT A VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION:


Assuming an annuity payout option could be issued (see note (1) above), and you elect a Variable Immediate Annuity payout option, the expenses shown in the examples for "if you do not surrender your contract" would, in each case, be increased by $6.08 based on the average amount applied to annuity payout options in 2000. See "Annuity administrative fee" in "Charges and expenses."



CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2000.

1
Contract features and benefits

-----
16
--------------------------------------------------------------------------------


HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We require a minimum initial contribution of $10,000 for you to purchase a contract. You may make additional contributions of at least $1,000 each, subject to limitations noted below. The following table summarizes our rules regarding contributions to your contract. All ages in the table refer to the age of the annuitant named in the contract.


--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                   AVAILABLE
                   FOR ANNUITANT                                              LIMITATIONS ON
 CONTRACT TYPE     ISSUE AGES        SOURCE OF CONTRIBUTIONS                  CONTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
NQ                 0 through 80      o After-tax money.                       o No additional contributions after age 81.

                                     o Paid to us by check or transfer of
                                       contract value in a tax-deferred
                                       exchange under Section 1035 of the
                                       Internal Revenue Code.
-------------------------------------------------------------------------------------------------------------------------
Rollover IRA       20 through 78     o Rollovers from a qualified plan.       o No contributions after age 79.

                                     o Rollovers from a TSA contract or       o Contributions after age 70-1/2 must be
                                       other 403(b) arrangement.                net of required minimum distributions.

                                     o Rollovers from another traditional     o Although we accept regular
                                       individual retirement arrangement.       contributions (limited to $2,000 per
                                                                                we intend that this contract be used
                                     o Direct custodian-to-custodian            primarily for rollover and direct transfer
                                       transfers from another traditional       contributions. Please refer to
                                       individual retirement arrangement.       "Withdrawals, payments and transfers
                                                                                of funds out of traditional IRAs" in "Tax
                                     o Regular IRA contributions.               Information" for a discussion of
                                                                                conduit IRAs.


-------------------------------------------------------------------------------------------------------------------------

-----
17
--------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------
                   AVAILABLE
                   FOR ANNUITANT                                              LIMITATIONS ON
 CONTRACT TYPE     ISSUE AGES        SOURCE OF CONTRIBUTIONS                  CONTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
Roth Conversion     20 through 78     o Rollovers from another Roth IRA.      o No additional rollover or direct transfer
IRA                                                                             contributions after age 79.
                                      o Conversion rollovers from a
                                        traditional IRA.                      o Conversion rollovers after age 70-1/2
                                                                                must be net of required minimum
                                      o Direct transfers from another Roth      distributions for the traditional IRA you
                                        IRA.                                    are rolling over.

                                                                              o You cannot roll over funds from a
                                                                                traditional IRA if your adjusted gross
                                                                                income is $100,000 or more.

                                                                              o Regular contributions are not
                                                                                permitted.

                                                                              o Only rollover and direct transfer
                                                                                contributions are permitted.
-------------------------------------------------------------------------------------------------------------------------
Rollover TSA        20 through 78     o Rollovers from a TSA contract or      o Additional rollover or direct transfer
                                        other 403(b) arrangement.               contributions may be made up to age 79.

                                      o Rollovers from a traditional IRA      o Contributions after age 70-1/2 must be
                                        which was a "conduit" for TSA funds     net of required minimum distributions.
                                        previously rolled over.
                                                                              o Ongoing payroll contributions are not
                                      o Direct transfer from another TSA        permitted.
                                        contract or arrangement, complying
                                        with IRS Revenue Ruling 90-24.        o Employer-remitted contributions are
                                                                                not permitted.

This contract may not be available in your state.
-------------------------------------------------------------------------------------------------------------------------

-----
18
--------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------
                   AVAILABLE
                   FOR ANNUITANT                                              LIMITATIONS ON
 CONTRACT TYPE     ISSUE AGES        SOURCE OF CONTRIBUTIONS                  CONTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
QP                 20 through 70     o Only transfer contributions from an     o Regular ongoing payroll contributions
                                       existing qualified plan trust as a        are not permitted.
                                       change of investment vehicle under
                                       the plan.                               o Only one additional transfer
                                                                                 contribution may be made during a
                                     o The plan must be qualified under          contract year.
                                       Section 401(a) of the Internal
                                       Revenue Code.                           o No additional transfer contributions
                                                                                 after age 71.
                                     o For 401(k) plans, transferred
                                       contributions may only include          o For defined benefit plans, employee
                                       employee pre-tax contributions.           contributions are not permitted.

Please refer to Appendix II for a discussion of purchase considerations of QP contracts.
-------------------------------------------------------------------------------------------------------------------------



See "Tax information" for a more detailed discussion of sources of contributions and certain contribution limitations. We may refuse to accept any contribution if the sum of all contributions under all Equitable Accumulator contracts with the same annuitant would then total more than $1,500,000. We may also refuse to accept any contribution if the sum of all contributions under all Equitable Life annuity accumulation contracts that you own would then total more than $2,500,000.

For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this prospectus.

-----
19
--------------------------------------------------------------------------------


OWNER AND ANNUITANT REQUIREMENTS


Under NQ contracts, the annuitant can be different than the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.


Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant.


Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix II for more information on QP contracts.

--------------------------------------------------------------------------------
A participant is an individual who is currently, or was formerly, participating in an eligible employer's QP or TSA plan.
--------------------------------------------------------------------------------

HOW YOU CAN MAKE YOUR CONTRIBUTIONS


Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to Equitable Life. We may also apply contributions made pursuant to a 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.


For your convenience, we will accept initial and additional contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose. Additional contributions may also be made under our automatic investment program. These methods of payment are discussed in detail in "More information" later in this prospectus.


Your initial contribution must generally be accompanied by an application and any other form we need to process the payments. If any information is missing or unclear, we will try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the registered representative submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.


--------------------------------------------------------------------------------

Our "business day" is generally any day the New York Stock Exchange is open for trading and generally ends at 4:00 p.m. Eastern Time. We may, however, close due to emergency conditions.
--------------------------------------------------------------------------------


WHAT ARE YOUR VARIABLE INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. Listed below are the currently available portfolios, their investment objectives, and their advisers.

--------------------------------------------------------------------------------
You can choose from among the variable investment options.
--------------------------------------------------------------------------------

-----
20
--------------------------------------------------------------------------------



PORTFOLIOS OF EQ ADVISORS TRUST

You should note that some EQ Advisors Trust portfolios have objectives and strategies that are substantially similar to those of certain retail funds; they may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.

------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO NAME                    OBJECTIVE                                          ADVISER
------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                Long-term growth of capital                        Alliance Capital Management L.P.
                                                                                      Marsico Capital Management, LLC
                                                                                      MFS Investment Management
                                                                                      Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock           Long-term growth of capital and                    Alliance Capital Management L.P.
                                   increasing income
------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance High Yield             High total return through a combination of         Alliance Capital Management L.P.
                                   current income and capital appreciation by
                                   investing generally in high yield securities
------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Money Market           High level of current income,                      Alliance Capital Management L.P.
                                   preserve its assets
                                   and maintain liquidity
------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth         Long-term growth of capital                        Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth       Long-term growth of capital                        Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology             Long-term growth of capital                        Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------
EQ/Balanced                        High return through both                           Alliance Capital Management L.P.
                                   appreciation of capital                            Capital Guardian Trust Company
                                   and current income                                 Prudential Investments Fund
                                                                                      Management LLC
                                                                                      Jennison Associates LLC
------------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value     Capital appreciation                               Alliance Capital Management L.P.,
                                                                                      through its Bernstein Research and
                                                                                      Management Unit
------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International  Long-term growth of capital                        Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research       Long-term growth of capital                        Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity    Long-term growth of capital                        Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------




-----
21
--------------------------------------------------------------------------------



PORTFOLIOS OF EQ ADVISORS TRUST (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO NAME                    OBJECTIVE                                          ADVISER
------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index               Total return before expenses that approximates     Alliance Capital Management L.P.
                                  the total return performance of the S&P 500
                                  Index, including reinvestment of dividends, at a
                                  risk level consistent with that of the Standard &
                                  Poor's 500 Stock Index.
------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                Long-term capital growth                           Evergreen Investment Management
                                                                                     Company, LLC
------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                     Long-term growth of capital                        Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value         Long-term capital appreciation                     Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------
EQ/International Equity Index     Replicate as closely as possible (before           Deutsche Asset Management, Inc.
                                  deduction of portfolio expenses) the total return
                                  of the Morgan Stanley Capital International
                                  Europe, Australia, Far East Index
------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond          High total return consistent with moderate risk    J.P. Morgan Investment Management Inc.
                                  of capital and maintenance of liquidity
------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth         Long-term growth in a manner that is consistent    Janus Capital Corporation
                                  with preservation of capital
------------------------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value         Capital appreciation                               Lazard Asset Management
------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth            Long-term capital growth                           MFS Investment Management
 Companies
------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust            Long-term growth of capital with a secondary       MFS Investment Management
                                  objective to seek reasonable current income
------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Research                   Long-term growth of capital and future income      MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity     Capital appreciation and secondarily, income       Mercury Advisors
------------------------------------------------------------------------------------------------------------------------------
EQ/Morgan Stanley Emerging        Long-term capital appreciation                     Morgan Stanley Asset Management
 Markets Equity
------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value   Capital growth, current income a secondary         Putnam Investment Management, LLC
                                  objective
------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity    Capital appreciation                               Putnam Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Investors Growth        Long-term growth of capital and any increased      Putnam Investment Management, LLC
                                  income that results from this growth
------------------------------------------------------------------------------------------------------------------------------

-----
22
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO NAME                    OBJECTIVE                                          ADVISER
------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index            Replicate as closely as possible (before           Deutsche Asset Management, Inc.
                                  deduction of portfolio expenses) the total return
                                  of the Russell 2000 Index
------------------------------------------------------------------------------------------------------------------------------


Other important information about the portfolios is included in the prospectus for EQ Advisors Trust attached at the end of this prospectus.

-----
23
--------------------------------------------------------------------------------

ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to one or more, or all, of the variable investment options. Allocations must be in whole percentages and you may change your allocations at any time. However, the total of your allocations must equal 100%. Once contributions are allocated to the variable investment options they become part of your account value. We discuss account value in "Determining your contract's value."


CREDITS


A credit will also be allocated to your account value at the same time that we allocate your contribution. Credits are allocated to the same variable investment options based on the same percentages used to allocate your contributions.

The amount of the credit will be 4%, 5%, or 6% of each contribution based on the following breakpoints and rules:





----------------------------------------------------------
                                      |   CREDIT PERCENTAGE
   FIRST YEAR TOTAL CONTRIBUTIONS*    |      APPLIED TO
            BREAKPOINTS               |    CONTRIBUTIONS
----------------------------------------------------------
Less than $250,000                    |         4%
----------------------------------------------------------
$250,000-$999,999.99                  |         5%
----------------------------------------------------------
$1 million or more                    |         6%
----------------------------------------------------------



-------------------------
* First year total contributions means your total contributions made in the first contract year.

The percentage of the credit is based on your first year total contributions. This credit percentage will be credited to each contribution made in the first year (after adjustment as described below), as well as the second and later contract years. Although the credit, as adjusted at the end of the first contract year, will be based upon first year total contributions, the following rules affect the percentage with which contributions made in the first contract year are credited during the first contract year:

o Indication of intent: If you indicate in the application at the time you purchase your contract an intention to make a sufficient level of contributions to meet one of the breakpoints (the "Expected First Year Contribution Amount") and your initial contribution is at least 50% of the Expected First Year Contribution Amount, your credit percentage will be as follows:

     o For any contributions resulting in total contributions to date less than or equal to your Expected First Year Contribution Amount, the credit percentage will be the percentage that applies to the Expected First Year Contribution Amount based on the table above.

     o For any subsequent contribution that results in your total contributions to date exceeding your Expected First Year Contribution Amount, such that the credit percentage should have been higher, we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

o    No indication of intent:

     o For your initial contribution we will apply the credit percentage based upon the above table.

     o For any subsequent contribution that results in a higher applicable credit percentage (based on total contributions to date), we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

We may recover all of the credit or a portion of the credit in the following situations:

-----
24
--------------------------------------------------------------------------------



o If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see "Your right to cancel within a certain number of days" below).(1)

o If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years.(2)

o If at the end of the first contract year your year total contributions were lower than your Expected First Year Contribution Amount such that the credit applied should have been lower, we will recover any Excess Credit. The excess Credit is equal to the difference between the credit that was actually applied based on your Expected First Year Contribution Amount (as applicable) and the credit that should have been applied based on first year total contributions.

We will recover any credit on a pro rata basis from the value in your variable investment options.

We do not consider credits to be contributions for purposes of any discussion in this prospectus. Credits are also not considered to be part of your investment in the contract for tax purposes.

We use a portion of the mortality and expense risks charge and withdrawal charge to help recover our cost of providing the credit. See "Charges and expenses" below. Under certain circumstances, the charge associated with the credit may exceed the sum of the credit and any related earnings. You should consider this possibility before purchasing the contract.



GUARANTEED MINIMUM DEATH BENEFIT


GUARANTEED MINIMUM DEATH BENEFIT APPLICABLE FOR ANNUITANT AGES 0 THROUGH 79 AT ISSUE OF NQ CONTRACTS; 20 THROUGH 78 AT ISSUE OF ROLLOVER IRA, ROTH CONVERSION IRA AND ROLLOVER TSA CONTRACTS; AND 20 THROUGH 70 AT ISSUE OF QP CONTRACTS.


You may elect either the "5% roll up to age 80" or the "annual ratchet to age 80" guaranteed minimum death benefit when you apply for a contract. Once you have made your election, you may not change it.

5% ROLL UP TO AGE 80. On the contract date, the guaranteed minimum death benefit is equal to your initial contribution plus the credit. Thereafter, the guaranteed minimum death benefit will be credited with interest each day through the annuitant's age 80. The effective annual interest rate is 5% except for amounts invested in the EQ/Alliance Money Market option and amounts in the loan reserve account (applicable to Rollover TSA contracts only). Amounts in the EQ/Alliance Money Market option and in the loan reserve account will be credited with interest at a 3% effective annual rate. No interest is credited after the annuitant is age 80.

If you make additional contributions, we will increase your current guaranteed minimum death benefit by the dollar amount of the additional contribution plus the amount of the credit on the date the contribution is allocated to your variable investment options. If you take a withdrawal from your contract, we will adjust your guaranteed minimum death benefit for the withdrawal on the date you take the withdrawal.

-------------------------


(1) We have applied to the Securities and Exchange Commission ("SEC") for an amendment to our exemptive order that would enable us to recover the amount of any credit above 5% applied to contracts that are cancelled during this period. Until we receive such relief, we will return, upon cancellation, the amount you would have received had there been no credit above 5%. This means that except in states where we are required by law to return the amount of your contributions, the amount we return will reflect any investment gain or loss in the variable investment options associated with your contributions, will include any charges deducted that reduced the contract value prior to cancellation, and will reflect any investment gain on the credit but will not include any investment loss associated with the amount of the credit above 5%. If and when we receive the amendment to our exemptive order, the amount we return to you upon exercise of this right to cancel will not include any credit or the amount of charges deducted prior to cancellation but will reflect, except in states where we are required to return the amount of your contributions, any investment gain or loss in the variable investment options associated with your contributions and with the full amount of the credit.

(2) We may currently recover up to 5% of contributions that we have credited. We have applied to the SEC for an amendment to our exemptive order that would allow us to recover up to 6% of contributions that we have credited. We will only recover these extra amounts if and when the SEC permits us to do so.

-----
25
--------------------------------------------------------------------------------

The 5% roll up to age 80 guaranteed minimum death benefit is not available in New York.

ANNUAL RATCHET TO AGE 80. On the contract date, your guaranteed minimum death benefit equals your initial contribution plus the credit. Then, on each contract date anniversary, we will determine your guaranteed minimum death benefit by comparing your current guaranteed minimum death benefit to your account value on that contract date anniversary. If your account value is higher than your guaranteed minimum death benefit, we will increase your guaranteed minimum death benefit to equal your account value. On the other hand, if your account value on the contract date anniversary is less than your guaranteed minimum death benefit, we will not adjust your guaranteed minimum death benefit either up or down.

If you make additional contributions, we will increase your current guaranteed minimum death benefit by the dollar amount of the contribution plus the amount of the credit on the date the contribution is allocated to your variable investment options. If you take a withdrawal from your contract, we will reduce your guaranteed minimum death benefit on the date you take the withdrawal.


GUARANTEED MINIMUM DEATH BENEFIT APPLICABLE FOR AN ANNUITANT THAT IS AGE 80 AT ISSUE.

On the contract date, your guaranteed minimum death benefit equals your initial contribution plus the credit. Thereafter, it will be increased by the dollar amount of any additional contributions plus the credit. We will adjust your guaranteed minimum death benefit if you take any withdrawals.

          -------------------------------------

Please see "How withdrawals affect your guaranteed minimum death benefit" in "Accessing your money" for information on how withdrawals affect your guaranteed minimum death benefit.

See Appendix III for an example of how we calculate the guaranteed minimum death benefit.

PROTECTION PLUS

Subject to state availability, if you are purchasing a contract, under which the Protection Plus feature is available, you may elect the Protection Plus death benefit at the time you purchase your contract. Protection Plus provides an additional death benefit as described below. Although we do not offer the Protection Plus feature for any contract other than nonqualified as of the date of this Prospectus, we anticipate offering it later in 2001 for all types of IRA contracts. See the appropriate part of "Tax information" for the potential tax consequences of electing to purchase the Protection Plus feature in either an NQ contract or an IRA contract.

If the annuitant is 69 or younger when we issue your contract (or if the successor owner/annuitant is 69 or younger when he or she becomes the successor owner/annuitant), the death benefit will be:

the greater of:

o    the account value or

o    any applicable guaranteed minimum death benefit

Increased by:

40% of the lesser of:

o    the total net contributions or

o    the death benefit less total net contributions

For purposes of calculating your Protection Plus benefit, the following applies: (i) "Net contributions" are the total contributions made (or, if applicable, the total amount that would otherwise have been paid as a death benefit had the successor owner/annuitant election not been made plus any subsequent contributions) reduced on a pro rata basis to reflect withdrawals (including surrender charges). Credit amounts are not included in "net contributions." Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce net contributions by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If contributions aggregated $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and net contributions after the withdrawal would be $24,000 ($40,000-$16,000); (ii) "Death benefit" is equal to the greater of the account value

-----
26
--------------------------------------------------------------------------------


as of the date we receive satisfactory proof of death or any applicable guaranteed minimum death benefit as of the date of death.

If the annuitant is between the ages of 70 and 75 when we issue your contract (or if the successor owner/annuitant is between the ages of 70 and 75 when he or she becomes the successor owner/annuitant and Protection Plus had been elected at issue), the death benefit will be:
the greater of:

o    the account value or

o    any applicable guaranteed minimum death benefit

Increased by:

25% of the lesser of:

o    the total net contributions (as described above) or

o    the death benefit (as described above) less total net contributions

Protection Plus must be elected when the contract is first issued; neither the owner nor the Successor/Owner Annuitant can add it subsequently.



YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer.

Generally, your refund will equal your account value under the contract on the day we receive notification to cancel the contract and will reflect any investment gain or loss in the variable investment options that also reflect the daily charges we deduct through the date we receive your contract. Please note that you will forfeit the credit by exercising this right of cancellation. Some states require that we refund the full amount of your contribution (not reflecting any investment gain or loss). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you may apply for a contract with us again if:

o    you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth Conversion IRA contract, you may cancel your Roth Conversion IRA contract and return to a Rollover IRA contract. Our processing office or your registered representative can provide you with the cancellation instructions.

2
Determining your contract's value

-----
27
--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total value you have in the variable investment options and in the loan reserve account (applies for Rollover TSA contracts only). These amounts are subject to certain fees and charges discussed in "Charges and expenses."

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value less: (i) any applicable withdrawal charge and (ii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money."


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)     mortality and expense risks;

(ii)    administrative, and

(iii)   distribution charges.


On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:


(i)     increased to reflect additional contributions;

(ii) decreased to reflect a withdrawal (plus applicable withdrawal charges);

(iii) increased to reflect transfer into, or decreased to reflect transfer out of a variable investment option; or

(iv) decreased to reflect your loan amount to the loan reserve account under a Rollover TSA contract.


Also, when we deduct the Protection Plus benefit charge, the number of units credited to your contract will be reduced. A description of how unit values are calculated is found in the SAI.

3
Transferring your money among the variable investment options


-----
28
--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the variable investment options.


You may request a transfer in writing or by telephone using TOPS. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:


(1)  the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3)  the investment options to and from which you are transferring.

We will confirm all transfers in writing.



DISRUPTIVE TRANSFER ACTIVITY

You should note that the Accumulator Plus contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kinds of strategies and transfer activities are disruptive to the underlying portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options are disruptive to the underlying portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of one or more owners.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.



DOLLAR COST AVERAGING YOUR ACCOUNT VALUE


Dollar cost averaging allows you to gradually transfer amounts from the EQ/Alliance Money Market option to the other variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.


--------------------------------------------------------------------------------
Units measure your value in each variable investment option
--------------------------------------------------------------------------------

If your value in the EQ/Alliance Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. You can select to have transfers made on a monthly, quarterly, or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Alliance Money Market option have been transferred out.

The minimum amount that we will transfer each time is $250. The maximum amount we will transfer is equal to your value in the EQ/Alliance Money Market option at the time the program is elected, divided by the number of transfers scheduled to be made.

If, on any transfer date, your value in the EQ/Alliance Money Market option is equal to or less than the amount you have

-----
29
--------------------------------------------------------------------------------

elected to have transferred, the entire amount will be transferred. The dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

You may not elect dollar cost averaging if you are participating in the rebalancing program.


REBALANCING YOUR ACCOUNT VALUE

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. You must tell us:

(a) the percentage you want invested in each variable investment option (whole percentages only), and


(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.


While your rebalancing program is in effect, we will transfer amounts among each variable investment option so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value must be included in the rebalancing program.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your registered representative or other financial adviser before electing the program.
--------------------------------------------------------------------------------

You may elect the rebalancing program at any time. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while the rebalancing program is in effect, we will process the transfer as requested; the rebalancing program will remain in effect unless you request that it be canceled in writing.


You may not elect the rebalancing program if you are participating in the dollar cost averaging program.

4
Accessing your money

-----
30
--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of withdrawals, see "Tax information."




--------------------------------------------------------------------------------
                                       METHOD OF WITHDRAWAL
                    ------------------------------------------------------------
                                                                      LIFETIME
                                                                      REQUIRED
                                                  SUBSTANTIALLY       MINIMUM
    CONTRACT        LUMP SUM      SYSTEMATIC          EQUAL         DISTRIBUTION
--------------------------------------------------------------------------------
NQ                    Yes            Yes               No               No
--------------------------------------------------------------------------------
Rollover
  IRA                 Yes            Yes               Yes              Yes
--------------------------------------------------------------------------------
Roth
  Conversion
  IRA                 Yes            Yes               Yes              No
--------------------------------------------------------------------------------
Rollover
  TSA*                Yes            Yes               No               Yes
--------------------------------------------------------------------------------
QP                    Yes            No                No               Yes
--------------------------------------------------------------------------------


* For some Rollover TSA contracts, your ability to take withdrawals, loans or surrender your contract may be limited. You must provide withdrawal restriction information when you apply for a contract. See "Tax Sheltered Annuity Contracts (TSAs)" in "Tax Information."


LUMP SUM WITHDRAWALS
(All contracts)

You may take lump sum withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions). The minimum amount you may withdraw is $300. If you request to withdraw more than 90% of a contract's current cash value we will treat it as a request to surrender the contract for its cash value. See "Surrendering your contract to receive its cash value" below.

Lump sum withdrawals in excess of the 15% free withdrawal amount (see "15% free withdrawal amount" in "Charges and expenses") may be subject to a withdrawal charge. Under Rollover TSA contracts, if a loan is outstanding, you may only take lump sum withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.



SYSTEMATIC WITHDRAWALS
(NQ, Rollover TSA, Rollover IRA, and Roth Conversion IRA contracts only)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions).


You may take systematic withdrawals on a monthly, quarterly, or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 1.2% monthly, 3.6% quarterly, and 15.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a lump sum withdrawal. You can cancel the systematic withdrawal option at any time.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a lump sum withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 15% free withdrawal amount.

-----
31
--------------------------------------------------------------------------------

SUBSTANTIALLY EQUAL WITHDRAWALS
(Rollover IRA and Roth Conversion IRA contracts only)

The substantially equal withdrawals option allows you to receive distributions from your account value without triggering the 10% additional federal tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information." Once you begin to take substantially equal withdrawals, you should not stop them or change the pattern of your withdrawals until after the later of age 59-1/2 or five full years after the first withdrawal. If you stop or change the withdrawals or take a lump sum withdrawal, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on those withdrawals.

You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. You may not elect to receive the first payment in the same contract year in which you took a lump sum withdrawal. We will calculate the amount of your substantially equal withdrawals based on the method you choose from the choices we offer. The payments will be made monthly, quarterly, or annually as you select. These payments will continue until we receive written notice from you to cancel this option or you take a lump sum withdrawal. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same contract year in which you took a lump sum withdrawal. We will calculate the new withdrawal amount.

Substantially equal withdrawals are not subject to a withdrawal charge.



LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA, Rollover TSA and QP contracts only -- See "Tax information")

We offer the minimum distribution withdrawal option to help you meet lifetime required minimum distributions under federal income tax rules. You may elect this option in the year in which you reach age 70-1/2. The minimum amount we will pay out is $250. You may elect the method you want us to use to calculate your minimum distribution withdrawals from the choices we offer. Currently, minimum distribution withdrawal payments will be made annually. See the "Required minimum distributions" section in "Tax Information" for your specific type of retirement arrangement.


We do not impose a withdrawal charge on minimum distribution withdrawals except if when added to a lump sum withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 15% free withdrawal amount.

We will calculate your annual payment based on your account value at the end of the prior calendar year based on the method you choose.

Under Rollover TSA contracts, you may not elect minimum distribution withdrawals if a loan is outstanding.

--------------------------------------------------------------------------------
For Rollover IRA, Rollover TSA and QP contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options.


HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM DEATH BENEFIT

Withdrawals will reduce your guaranteed minimum death benefit on either a dollar-for-dollar basis or on a pro rata basis as explained below:

5% roll up to age 80 -- If you elect the 5% roll up to age 80 guaranteed minimum death benefit, your current guaranteed minimum death benefit will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a contract year is 5% or less of the guaranteed minimum death benefit on the most recent contract date anniversary. Once you take a withdrawal that causes the sum of your withdrawals in a

-----
32
--------------------------------------------------------------------------------

contract year to exceed 5% of the guaranteed minimum death benefit on the most recent contract date anniversary, that withdrawal and any subsequent withdrawals in that same contract year will reduce your current guaranteed minimum death benefit on a pro rata basis.


The timing of your withdrawals and whether they exceed the 5% threshold described above can have a significant impact on your guaranteed minimum death benefit.


Annual ratchet to age 80 -- If you elect the annual ratchet to age 80 guaranteed minimum death benefit, each withdrawal will always reduce your current guaranteed minimum death benefit on a pro rata basis.

Annuitant issue age 80 -- If your contract was issued when the annuitant was age 80, each withdrawal will always reduce your current guaranteed minimum death benefit on a pro rata basis.

                      -------------------------------------

Reduction on a dollar-for-dollar basis means that your current benefit will be reduced by the dollar amount of the withdrawal. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your guaranteed minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x
 .40) and your new guaranteed minimum death benefit after the withdrawal would be $24,000 ($40,000 - $16,000).



LOANS UNDER ROLLOVER TSA CONTRACTS


You may take loans from a Rollover TSA unless restricted by the employer who provided the Rollover TSA funds. If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the funds told us when you purchased your contract. The employer must also tell us whether special employer plan rules of the Employee Retirement Income Security Act of 1974 ("ERISA") apply. We will not permit you to take a loan while you are taking minimum distribution withdrawals.

You should read the terms and conditions on our loan request form carefully before taking out a loan. Under Rollover TSA contracts subjected to ERISA, you may only take a loan with the written consent of your spouse. Your contract contains further details of the loan provision. Also, see "Tax information" below, for general rules applicable to loans.

We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of the loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1)  the date annuity payments begin,

(2)  the date the contract terminates, and

(3) the date a death benefit is paid (the outstanding loan will be deducted from the death benefit amounts).

Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined.


LOAN RESERVE ACCOUNT

On the date your loan is processed, we will transfer the amount of your loan to the loan reserve account. Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options.

We will credit interest to the amount in the loan reserve account at a rate of 2% lower than the loan interest rate that applies for the time your loan is outstanding. On each contract date anniversary after the date the loan is processed, we will transfer the amount of interest earned in the loan reserve account to the variable investment options on a pro rata basis. When you make a loan repayment, unless you specify


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otherwise, we will transfer the dollar amount of the loan repaid from the loan reserve account to the investment options according to the allocation percentages we have on our records. Loan repayments are not considered contributions and therefore are not eligible for additional credits.


SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions). For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information."


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)  the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.


YOUR ANNUITY PAYOUT OPTIONS

Equitable Accumulator Plus offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments which can be either level or increasing, and others enable you to receive variable annuity payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue.



--------------------------------------------------------------------------------
Fixed annuity payout options     Life annuity
                                 Life annuity with period
                                   certain
                                 Life annuity with refund
                                   certain
                                 Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity       Life annuity (not available
   payout options                  in New York)
                                 Life annuity with period
                                   certain
--------------------------------------------------------------------------------
Income Manager payout            Life annuity with period
   options                         certain
                                 Period certain annuity
--------------------------------------------------------------------------------

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity


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     with a period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.


FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your registered representative. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable annuities may be funded through your choice of variable investment options investing in portfolios of EQ Advisors Trust. The contract also offers a fixed annuity payout option that can be elected in combination with the variable annuity payout options. The amount of each variable annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


INCOME MANAGER PAYOUT OPTIONS

The Income Manager payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager payout annuity contract. You may request an illustration of the Income Manager payout annuity contract from your registered representative. Income Manager payout options are described in a separate prospectus that is available from your registered representative. Before you select an Income Manager payout option, you should read the prospectus which contains important information that you should know.

Both Income Manager payout options provide guaranteed level payments (NQ and IRA contracts). The Income Manager (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect a period certain Income Manager payout option unless withdrawal charges are no longer in effect under your Equitable Accumulator Plus.

For QP and Rollover TSA contracts, if you want to elect an Income Manager payout option, we will first roll over amounts in such contract to a Rollover IRA contract. You will be the owner of the Rollover IRA contract.

You may choose to apply only part of the account value of your Equitable Accumulator Plus contract to an Income Manager payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Equitable Accumulator Plus. For the tax consequences of withdrawals, see "Tax information."


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Depending upon your circumstances, the purchase of an Income Manager contract may be done on a tax-free basis. Please consult you tax adviser.


THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges.

For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.

For the fixed annuity payout option, the withdrawal charge applicable under your Equitable Accumulator Plus is imposed if you select a period certain. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.

For the Income Manager payout options, no withdrawal charge is imposed under the Equitable Accumulator Plus. If the withdrawal charge that otherwise would have been applied to your account value under your Equitable Accumulator Plus is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager will apply. For this purpose, the year in which your account value is applied to the payout option will be "contract year 1."


SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin, unless you are applying only some of your account value to an Income Manager contract. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than five years from the contract date. Except with respect to Income Manager annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the contract date anniversary that follows the annuitant's 90th birthday. This may be different in some states.

If you elect to start receiving annuity payments within three years of making an additional contribution, we will recover the amount of any credit that applies to that contribution.

Before the last day by which your annuity payments must begin, we will notify you by letter. Once you have selected an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender if an Income Manager annuity payout option is chosen.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier.

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

5
Charges and expenses

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CHARGES THAT EQUITABLE LIFE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o    A mortality and expense risks charge

o    An administrative charge

o    A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.


o    A charge for Protection Plus, if you elect this optional benefit.


More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your registered representative for more information.


MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the guaranteed minimum death benefit. The daily charge is equivalent to an annual rate of 1.10% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect. A portion of this charge also compensates us for the contract credit. For a discussion of the credit, see "Credits" in "Contracts features and benefits." We expect to make a profit from this charge.


ADMINISTRATIVE CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option. We reserve the right under the contracts to increase this charge to an annual rate of 0.35%.


DISTRIBUTION CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option.


WITHDRAWAL CHARGE

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 15% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value. A portion of this charge also compensates us for the contract credit. For a discussion of the credit, see "Credits" in "Contracts features and benefits." We expect to make a profit from this charge.

The withdrawal charge equals a percentage of the contributions withdrawn. We do not consider credits to be contributions. Therefore, there is no withdrawal charge associated with a credit.


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The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:


----------------------------------------------------------------------------------------
                                          CONTRACT YEAR
----------------------------------------------------------------------------------------
                      1       2       3       4       5       6       7       8       9+
----------------------------------------------------------------------------------------
    Percentage of
    contribution      8%      8%      7%      6%      5%      4%      3%      2%      0%
----------------------------------------------------------------------------------------



For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1." Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information."


In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to the same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each variable investment option. The withdrawal charge helps cover our sales expenses.

The withdrawal charge does not apply in the circumstances described below.


15% free withdrawal amount. Each contract year you can withdraw up to 15% of your account value without paying a withdrawal charge. The 15% free withdrawal amount is determined using your account value on the most recent contract date anniversary, minus any other withdrawals made during the contract year. The 15% free withdrawal amount does not apply if you surrender your contract.


Disability, terminal illness, or confinement to nursing home.

The withdrawal charge does not apply if:

(i) The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

(iii) The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is
      (a) approved by Medicare as a provider of skilled nursing care service, or
      (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:


     -- its main function is to provide skilled, intermediate, or custodial nursing care;

     --   it provides continuous room and board to three or more persons;

     --   it is supervised by a registered nurse or licensed practical nurse;

     --   it keeps daily medical records of each patient;

     --   it controls and records all medications dispensed; and

     --   its primary service is other than to provide housing for residents.


We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions as described in (i), (ii) and (iii) above existed at the time a contribution was remitted or if the condition that began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your registered representative can provide more information or you may contact our processing office.




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PROTECTION PLUS

If you elect Protection Plus, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.20% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options on a pro rata basis.



CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed by us varies by state and ranges from 0% to 3.5% (1% in Puerto Rico and 5% in the U.S. Virgin Islands).


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE


We deduct a fee of $350 from the amount to be applied to the Variable Immediate annuity payout option.



CHARGES THAT EQ ADVISORS TRUST DEDUCTS

EQ Advisors Trust deducts charges for the following types of fees and expenses:


o    Management fees ranging from 0.25% to 1.15%.

o    12b-1 fees of 0.25%.

o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

o    Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of EQ Advisors Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectus for EQ Advisors Trust following this prospectus.



GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge or change the minimum initial contribution requirements. We also may change the guaranteed minimum death benefit or offer variable investment options that invest in shares of EQ Advisors Trust that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for Rollover IRA and Roth Conversion IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others

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purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

6
Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you written confirmation when we receive your request. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee.


Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary so that the custodian can reinvest or distribute the death benefit as the beneficiary of the account desires.

The death benefit is equal to your account value, or, if greater, the guaranteed minimum death benefit. We determine the amount of the death benefit (other than the guaranteed minimum death benefit) and any amount applicable under the Protection Plus feature, as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment. The amount of the guaranteed minimum death benefit will be the guaranteed minimum death benefit as of the date of the annuitant's death, adjusted for any subsequent withdrawals. Under Rollover TSA contracts, we will deduct the amount of any outstanding loan plus accrued interest from the amount of the death benefit.



EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.


Generally, the death of the annuitant terminates the contract. However, a beneficiary spouse of the owner/annuitant can choose to be treated as the successor owner/annuitant and continue the contract. Only a spouse can be a successor owner/annuitant. A successor owner/annuitant can only be named under NQ and individually-owned IRA contracts.

For individually-owned IRA contracts, a beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.



WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions the owner changes after the original owner's death. When you are not the annuitant under an NQ contract and you die before annuity payments begin, the beneficiary named to receive the death benefit upon the annuitant's death will automatically become the successor owner. If you do not want this beneficiary to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section. The surviving owner automatically takes the place of any other beneficiary designation.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:


o The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (or in a joint ownership situation, the death of the first owner to die).

o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash five years after your death (or the death of the first owner to die).



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If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living.


HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" in "Accessing your money" earlier in this prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.


SUCCESSOR OWNER AND ANNUITANT

If you are both the contract owner and the annuitant, and your spouse is the sole beneficiary or the joint owner, then your spouse may elect to receive the death benefit or continue the contract as successor owner/annuitant.


If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of the annuitant's death, any required instructions, information and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal your guaranteed minimum death benefit as of the date of your death if such death benefit is greater than your account value, plus any amount applicable under the Protection Plus feature, and adjusted for any subsequent withdrawals. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Therefore, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. In determining whether the guaranteed minimum death benefit will continue to grow, we will use your surviving spouse's age (as of the contract date anniversary).

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.



BENEFICIARY CONTINUATION OPTION


Upon your death, under an IRA contract, a beneficiary may generally elect to keep the contract in your name and receive distributions under the contract instead of receiving the death benefit in a single sum. In order to elect this option, the beneficiary must be an individual. Certain trusts with only individual beneficiaries will be treated as individuals. We require this election to be made within 60 days following the date we receive proof of your death and before any other inconsistent election is made. We will increase the account value as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature to equal the guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus feature, and adjusted for any subsequent withdrawals. Except as noted in the next two sentences, the beneficiary continuation option is available if we have received regulatory clearance in your state. For Rollover IRA contracts, a similar beneficiary continuation option will be available until the beneficiary continuation option described in this prospectus is available. Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an Accumulator Plus individual retirement annuity contract, using the account beneficiary as the annuitant. Please contact our processing office for further information.


Under the beneficiary continuation option:

o    The contract continues in your name for the benefit of your beneficiary.

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o    The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o The death benefit (including the guaranteed minimum death benefit) provision will no longer be in effect.


o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply. Any partial withdrawal must be least $300.

o Upon the death of the beneficiary, any remaining death benefit will be paid in a lump sum to the person named by the beneficiary, when we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment.

For traditional IRA contracts only, if you die after the "Required Beginning Date" for lifetime required minimum distributions (see "Tax information"), the contract will continue if:


(a)  You were receiving minimum distribution withdrawals from this contract; and


(b) The pattern of minimum distribution withdrawals you chose was based in part on the life of the designated beneficiary.


The withdrawals will then continue to be paid to the beneficiary on the same basis as you chose before your death. We will be able to tell your beneficiary whether this option is available. You should contact our processing office for further information. See the "Required minimum distributions" discussion under "IRAs" in "Tax Information" below.

For all Roth IRAs and for traditional IRAs where you die before the Required Beginning Date, the beneficiary may choose one of the following two beneficiary continuation options.


1. Payments over life expectancy period. The beneficiary can receive annual minimum distributions based on the beneficiary's life expectancy. If there is more than one beneficiary, the shortest life expectancy is used. These minimum distributions must begin by December 31st of the calendar year following the year of your death. In some situations, a spouse beneficiary who elects to continue the contract in your name under the beneficiary continuation option instead of electing successor owner/annuitant status may choose to delay beginning the minimum distributions until December 31st of the calendar year in which you would have turned age 70-1/2.

2. Five Year Rule. The beneficiary can take withdrawals as desired. If the beneficiary does not withdraw the entire account value by the December 31st of the fifth calendar year following your death, we will pay any amounts remaining under the contract to the beneficiary by that date. If you have more than one beneficiary, and one of them elects this option, then all of your beneficiaries will receive this option.

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Tax information

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OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to Equitable Accumulator Plus contracts owned by United States taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, Rollover IRA, Roth Conversion IRA, QP or Rollover TSA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax, and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights under the contract, or payments under the contract may be subject to gift or estate taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.



BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs") and Code Section 403(b) Arrangements ("TSAs"), respectively: an IRA or 403(b) annuity contract such as this one, or an IRA or 403(b)(7) custodial or other qualified account. Annuity contracts can also be purchased in connection with retirement plans qualified under Code section 401 ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the extra credit on each contribution, choice of death benefits, selection of investment funds and choices of pay-out options that are available in Accumulator Plus, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect. See also Appendix II for a discussion of QP contracts.


TRANSFERS AMONG VARIABLE INVESTMENT OPTIONS


You can make transfers among variable investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person).



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All nonqualified deferred annuity contracts that Equitable Life and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.


PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN


If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.


PROTECTION PLUS FEATURE

In order to enhance the amount of the death benefit to be paid at the Annuitant's death, you may purchase a Protection Plus rider for your NQ contract. Although we regard this benefit as an investment protection feature which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Protection Plus rider is not part of the contract. IN SUCH A CASE, THE CHARGES FOR THE PROTECTION PLUS RIDER COULD BE TREATED FOR FEDERAL INCOME TAX PURPOSES AS A PARTIAL WITHDRAWAL FROM THE CONTRACT. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, Equitable would take all reasonable steps to attempt to avoid this result which would include amending the contract (with appropriate notice to you).



CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant are the same under the source contract and the Equitable Accumulator Plus NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.


The tax basis, also referred to as your investment in the contract, of the source contract carries over to the Equitable Accumulator Plus NQ contract.


A recent case permitted an owner to direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of exchange.


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SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.


EARLY DISTRIBUTION PENALTY TAX


If you take distributions before you are age 59-1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:


o    on or after your death; or

o    because you are disabled (special federal income tax definition); or


o in the form of substantially equal periodic annuity payments for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a beneficiary.



OTHER INFORMATION


The IRS has stated that you will be considered the owner of the assets in the separate account if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has the authority to issue guidelines prescribing the circumstances in which your ability to direct your investment to particular portfolios within a separate account may cause you, rather than the insurance company, to be treated as the owner of the portfolio shares attributable to your nonqualified annuity contract. If you were to be considered the owner of the underlying shares, income and gains attributable to such portfolio shares would be currently included in your gross income for federal income tax purposes. Incidents of investment control could include among other items, the number of investment options available under a contract and/or the frequency of transfers available under the contract. In connection with the issuance of regulations concerning investment diversification in 1986, the Treasury Department announced that the diversification regulations did not provide guidance on investor control but that guidance would be issued in the form of regulations or rulings. As of the date of this prospectus, no such guidance has been issued. It is not known whether such guidelines, if in fact issued, would have retroactive adverse effect on existing contracts. We can not provide assurance as to the terms or scope of any future guidance nor any assurance that such guidance would not be imposed on a retroactive basis to contracts issued under this prospectus. We reserve the right to modify the contract as necessary to attempt to prevent you from being considered the owner of the assets of the separate account for tax purposes.



SPECIAL RULES FOR NQ CONTRACTS ISSUED IN PUERTO RICO

Under current law we treat income from NQ contracts as U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.


INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)


GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual


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retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically can include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.


There are two basic types of IRAs, as follows:

o Traditional IRAs, typically funded on a pre-tax basis including SEP-IRAs and SIMPLE-IRAs, issued and funded in connection with employer-sponsored retirement plans; and

o    Roth IRAs, first available in 1998, funded on an after-tax basis.


Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS Web site (http://www.irs.gov).

Equitable Life designs its traditional IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA ("Rollover IRA") or Roth IRA ("Roth Conversion IRA"). This prospectus contains the information that the IRS requires you to have before you purchase an IRA. This section of the prospectus covers some of the special tax rules that apply to IRAs. The next section covers Roth IRAs. Education IRAs are not discussed in this prospectus because they are not available in individual retirement annuity form. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

The Equitable Accumulator Plus traditional and Roth IRA contracts have been approved by the IRS as to form for use as a traditional IRA and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The IRS approval does not address every feature possibly available under the Equitable Accumulator Plus traditional and Roth IRA contracts.



PROTECTION PLUS FEATURE

Although we do not offer the Protection Plus feature for any contract other than NQ as of the date of this Prospectus, we anticipate offering it later in 2001 for all types of IRA contracts, subject to state availability. THE IRS APPROVAL OF THE ACCUMULATOR CONTRACT AS A TRADITIONAL IRA AND ROTH IRA, RESPECTIVELY, NOTED IN THE PARAGRAPH ABOVE DOES NOT INCLUDE THIS OPTIONAL PROTECTION PLUS FEATURE. We are filing a request with the IRS that the contract with the Protection Plus feature qualifies as to form for use as a traditional IRA and Roth IRA, respectively. THERE IS NO ASSURANCE THAT THE CONTRACT WITH THE PROTECTION PLUS FEATURE MEETS THE IRS QUALIFICATION REQUIREMENTS FOR IRAS. IRAs generally may not invest in life insurance contracts. Although we view the optional Protection Plus benefit as an investment protection feature which should have no adverse tax effect and not as life insurance, it is possible that the IRS could take a contrary position regarding tax qualification or assert that the Protection Plus rider is not a permissible part of an individual retirement annuity contract. We further view the option Protection Plus benefit as part of the contract. There is also a risk that the IRS may take the position that the optional Protection Plus benefit is not part of the annuity contract. In such a case, the charges for the Protection Plus rider could be treated for federal income tax purposes as a partial withdrawal. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take any adverse position, Equitable would take all reasonable steps to attempt to avoid any adverse result, which would include amending the contract (with appropriate notice to you). YOU SHOULD DISCUSS WITH YOUR TAX ADVISER WHETHER YOU SHOULD CONSIDER PURCHASING AN ACCUMULATOR IRA OR ACCUMULATOR ROTH IRA WITH THE OPTIONAL PROTECTION PLUS FEATURE.

CANCELLATION

You can cancel an Equitable Accumulator Plus IRA contract by following the directions under "Your right to cancel within a certain number of days" in "Contract features and benefits" earlier in the prospectus. You can cancel an Equitable Accumulator Plus Roth Conversion IRA contract issued as a result of a full conversion of an Equitable Accumulator Plus Rollover IRA contract by following the instructions in the request for full conversion form. The form is available from our processing office or your registered representative. If you cancel an IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.


TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

Contributions to traditional IRAs. Individuals may make three different types of contributions to a traditional IRA:

o    regular contributions out of earned income or compensation.

o    tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").


REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS

LIMITS ON CONTRIBUTIONS. Generally, $2,000 is the maximum amount that you may contribute to all IRAs (including Roth

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IRAs) in any taxable year. When your earnings are below $2,000, your earned income or compensation for the year is the most you can contribute. This $2,000 limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $2,000, married individuals filing jointly can contribute up to $4,000 for any taxable year to any combination of traditional IRAs and Roth IRAs. (Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa.) The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $2,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $2,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a tax year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

IF YOU ARE NOT COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, you can make fully deductible contributions to your traditional IRAs for each tax year up to $2,000 or, if less, your earned income.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your adjusted gross income (AGI) is BELOW THE LOWER DOLLAR FIGURE IN A PHASE-OUT RANGE, you can make fully deductible contributions to your traditional IRAs. For each tax year, your fully deductible contribution can be up to $2,000 or, if less, your earned income.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI falls within a PHASE-OUT RANGE, you can make PARTIALLY DEDUCTIBLE CONTRIBUTIONS to your traditional IRAs.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI falls ABOVE THE HIGHER FIGURE IN THE PHASE-OUT RANGE, you may not deduct any of your regular contributions to your traditional IRAs.


If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $33,000 and $43,000 in 2001. This range will increase every year until 2005 when the range is $50,000-$60,000.

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $53,000 and $63,000 in 2000. This range will increase every year until 2007 when the range is $80,000-$100,000.


Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI of between $150,000 and $160,000.


To determine the deductible amount of the contribution in 2001, you determine AGI and subtract $33,000 if you are single, or $53,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:



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($10,000-excess AGI)    times   $2,000 (or earned    Equals    the adjusted
--------------------      x      income, if less)      =       deductible
 divided by $10,000                                            contribution
                                                               limit

NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum $2,000 per person limit. See "Excess contributions" below. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" below.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a tax year.


ROLLOVERS AND TRANSFERS

Rollover contributions may be made to a traditional IRA from these sources:

o    qualified plans;

o TSAs (including Internal Revenue Code Section 403(b)(7) custodial accounts); and

o    other traditional IRAs.


Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.



ROLLOVERS FROM QUALIFIED PLANS OR TSAS

There are two ways to do rollovers:

o    Do it yourself

     You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your qualified plan or TSA will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.


o    Direct rollover

     You tell your qualified plan trustee or TSA issuer/custodian/fiduciary to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.


All distributions from a TSA or qualified plan are eligible rollover distributions, unless the distribution is:

o    only after-tax contributions you made to the plan; or

o "required minimum distributions" after age 70-1/2 or separation from service; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o    a hardship withdrawal; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o    corrective distributions that fit specified technical tax rules; or

o    loans that are treated as distributions; or

o    a death benefit payment to a beneficiary who is not your surviving spouse;
     or



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o    a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.


ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o    regular contributions of more than $2,000; or

o regular contributions of more than earned income for the year, if that amount is under $2,000; or

o    regular contributions to a traditional IRA made after you reach age 70-1/2;
     or

o rollover contributions of amounts which are not eligible to be rolled over. For example, after-tax contributions to a qualified plan or minimum distributions required to be made after age 70-1/2.

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed below under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1)  the rollover was from a qualified retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3)  you took no tax deduction for the excess contribution.


RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.


WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract, and annuity payments from your contract. Death benefits are also taxable. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

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If you have ever made nondeductible IRA contributions to any traditional IRA
(it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. You must keep permanent tax records of all of your nondeductible contributions to traditional IRAs. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

In addition, a distribution is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" above; or

o the entire amount received is rolled over to another traditional IRA (see "Rollovers and transfers" above); or

o in certain limited circumstances, where the traditional IRA acts as a "conduit," you roll over the entire amount into a qualified plan or TSA that accepts rollover contributions. To get this conduit traditional IRA treatment:

o the source of funds you used to establish the traditional IRA must have been a rollover contribution from a qualified plan; and

o the entire amount received from the traditional IRA (including any earnings on the rollover contribution) must be rolled over into another qualified plan within 60 days of the date received.

Similar rules apply in the case of a TSA.

However, you may lose conduit treatment if you make an eligible rollover distribution contribution to a traditional IRA and you commingle this contribution with other contributions. In that case, you may not be able to roll over these eligible rollover distribution contributions and earnings to another qualified plan or TSA at a future date. The Rollover IRA contract can be used as a conduit IRA if amounts are not commingled.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging or long-term capital gain treatment available to certain distributions from qualified plans.



REQUIRED MINIMUM DISTRIBUTIONS.


--------------------------------------------------------------------------------

The IRS and Treasury have recently proposed revisions to the minimum distribution rules. We expect these rules to be finalized no earlier than January 1, 2002. The proposed revisions permit IRA owners and beneficiaries to apply the proposed revisions to distributions for calendar year 2001. The discussion below generally does not reflect the proposed revisions. See the Statement of Additional Information for a brief description of the proposed revisions.
--------------------------------------------------------------------------------

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn 70-1/2.


WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April
1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.


HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS.

There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

Account-based method. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a life expectancy factor from IRS tables. This gives you the required minimum distribution amount for that particular IRA for that year. The


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required minimum distribution amount will vary each year as the account value and your life expectancy factors change.

You have a choice of life expectancy factors, depending on whether you choose a method based only on your life expectancy, or the joint life expectancies of you and another individual. You can decide to "recalculate" your life expectancy every year by using your current life expectancy factor. You can decide instead to use the "term certain" method, where you reduce your life expectancy by one every year after the initial year. If your spouse is your designated beneficiary for the purpose of calculating annual account-based required minimum distributions, you can also annually recalculate your spouse's life expectancy if you want. If you choose someone who is not your spouse as your designated beneficiary for the purpose of calculating annual account-based required minimum distributions, you have to use the term certain method of calculating that person's life expectancy. If you pick a nonspouse designated beneficiary, you may also have to do another special calculation.

You can later apply your traditional IRA funds to a life annuity-based payout. You can only do this if you already chose to recalculate your life expectancy annually (and your spouse's life expectancy if you select a spousal joint annuity). For example, if you anticipate selecting any other form of life annuity payout after you are age 70-1/2, you must have elected to recalculate life expectancies.

Annuity-based method. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method and a different beneficiary for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? No, unless you affirmatively select an annuity payout option or an account-based withdrawal option such as our minimum distribution withdrawal option. Because the options we offer do not cover every option permitted under federal income tax rules, you may prefer to do your own required minimum distribution calculations for one or more of your traditional IRAs.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa. However, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that your age 70-1/2 is approaching. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? If you die after either (a) the start of annuity payments, or (b) your Required Beginning Date, your beneficiary must receive payment of the remaining values in the contract at least as rapidly as under the distribution method before your death. In some circumstances, your


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surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2.

If you die before your Required Beginning Date and before annuity payments begin, federal income tax rules require complete distribution of your entire value in the contract within five years after your death. Payments to a designated beneficiary over the beneficiary's life or over a period certain that does not extend beyond the beneficiary's life expectancy are also permitted, if these payments start within one year of your death. A surviving spouse beneficiary can also (a) delay starting any payments until you would have reached age 70-1/2 or (b) roll over your traditional IRA into his or her own traditional IRA.


SUCCESSOR ANNUITANT AND OWNER

If your spouse is the sole primary beneficiary and elects to become the successor annuitant and owner, no death benefit is payable until your surviving spouse's death.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS


You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.



EARLY DISTRIBUTION PENALTY TAX


A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:


o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

To meet this last exception, you could elect to apply your contract value to an Income Manager (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments under a method we select based on guidelines issued by the IRS (currently contained in IRS Notice 89-25, Question and Answer 12). Although substantially equal withdrawals and Income Manager payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" above. Once substantially equal withdrawals or Income Manager annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from your contract as changing your pattern of substantially equal withdrawals or Income Manager payments for purposes of determining whether the penalty applies.


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ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The Equitable Accumulator Plus Roth Conversion IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A and 408(b) of the Internal Revenue Code.


CONTRIBUTIONS TO ROTH IRAS

Individuals may make three different types of contributions to a Roth IRA:

o taxable rollover contributions from traditional IRAs ("conversion" contributions); or

o    tax-free rollover contributions from other Roth IRAs; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

Since we only permit direct transfer and rollover contributions under the Equitable Accumulator Plus Roth Conversion IRA contract, we do not discuss regular after-tax contributions here. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.


ROLLOVERS AND DIRECT TRANSFERS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? You may make rollover contributions to a Roth IRA from only two sources:

o    another Roth IRA ("tax-free rollover contribution"); or


o another traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion contribution").


You may not make contributions to a Roth IRA from a qualified plan under
Section 401(a) of the Internal Revenue Code, or a TSA under Section 403(b) of the Internal Revenue Code. You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over, or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee, or issuer to transfer the first Roth IRA funds directly to Equitable Life, as the Roth IRA issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth
IRA). You can also make rollover transactions between identical plan types. However, you can only use rollover transactions between different plan types (for example, traditional IRA to Roth IRA).

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.


The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.



CONVERSION CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Unlike a rollover from a traditional IRA to another traditional IRA, the conversion rollover


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transaction is not tax free. Instead, the distribution from the traditional IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. If you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free.

There is, however, no early distribution penalty tax on the traditional IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59-1/2.


You cannot make conversion contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. For this purpose, your modified adjusted gross income is calculated without the gross income stemming from the traditional IRA conversion. You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA are subject to the annual required minimum distribution rule applicable to traditional IRAs beginning at age 70-1/2.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.


RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the date that it was actually made to the first IRA. You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The condition will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE-IRA).

To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12 month period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.


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WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.



DISTRIBUTIONS FROM ROTH IRAS


Distributions include withdrawals from your contract, surrender of your contract, and annuity payments from your contract. Death benefits are also distributions.

The following distributions from Roth IRAs are free of income tax.

o    Rollovers from a Roth IRA to another Roth IRA;

o    Direct transfers from a Roth IRA to another Roth IRA;

o    Qualified distributions from a Roth IRA; and


o    Return of excess contributions or amounts recharacterized to a traditional
     IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o    you reach age 59-1/2; or

o    you die; or

o    you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable- year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made). It is not possible to have a tax-free qualified distribution before the year 2003 because of the five-year aging requirement.


NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them) there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:


(1)  Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

     (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

     (b)  Nontaxable portion.

(3) Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2001 and the conversion contribution is made


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     in 2002, the conversion contribution is treated as contributed prior to other conversion contributions made in 2002.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.


You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable five-year averaging method (or, in certain cases, favorable ten-year averaging and long-term capital gain treatment) available in certain cases to distributions from qualified plans.


REQUIRED MINIMUM DISTRIBUTIONS AT DEATH


Same as traditional IRA under "What are the required minimum distribution payments after you die?" Lifetime required minimum distributions do not apply.



PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS

Generally the same as traditional IRA.


Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).


You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.


EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

For Roth IRAs, special penalty rules may apply to amounts withdrawn attributable to 1998 conversion rollovers.



SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

For QP contracts, your plan administrator or trustee notifies you as to tax consequences. See Appendix II.



TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

GENERAL


This section covers some of the special tax rules that apply to TSA contracts under Section 403(b) of the Internal Revenue Code (TSAs). If the rules are the same as those that apply to another kind of contract, for example, traditional IRAs, we will refer you to the same topic under "traditional IRAs."

Generally, there are two types of funding vehicles available for 403(b) arrangements--an annuity contract under Section 403(b) (1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.



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CONTRIBUTIONS TO TSAS

There are two ways you can make contributions to your Rollover TSA contract:

o a rollover from another TSA contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code, or

o a full or partial direct transfer of assets ("direct transfer") from another contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code by means of IRS Revenue Ruling 90-24.

With appropriate written documentation satisfactory to us, we will accept rollover contributions from "conduit IRAs" for TSA funds.

If you make a direct transfer, you must fill out our transfer form.

EMPLOYER-REMITTED CONTRIBUTIONS. The Rollover TSA contract does not accept employer-remitted contributions. However, we provide the following discussion as part of our description of restrictions on the distribution of funds directly transferred, which include employer-remitted contributions to other TSAs.

Employer-remitted contributions to TSAs made through the employer's payroll are subject to annual limits. (Tax-free transfer or tax-deferred rollover contributions from another 403(b) arrangement are not subject to these annual contribution limits). Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions. However, a TSA can also be wholly or partially funded through non-elective employer contributions or after-tax employee contributions. Amounts attributable to salary reduction contributions to TSAs are generally subject to withdrawal restrictions. Also, all amounts attributable to investments in a 403(b)(7) custodial account are subject to withdrawal restrictions discussed below.

ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS. You may make rollover contributions to your Rollover TSA contract from TSAs under Section 403(b) of the Internal Revenue Code. Generally, you may make a rollover contribution to a TSA when you have a distributable event from an existing TSA as a result of your:

o    termination of employment with the employer who provided the TSA funds; or

o    reaching age 59-1/2 even if you are still employed; or

o    disability (special federal income tax definition).

A transfer occurs when changing the funding vehicle, even if there is no distributable event. Under a direct transfer, you do not receive a distribution. We accept direct transfers of TSA funds under Revenue Ruling 90-24 only if:

o you give us acceptable written documentation as to the source of the funds, and

o the Equitable Accumulator contract receiving the funds has provisions at least as restrictive as the source contract.

Before you transfer funds to a Rollover TSA contract, you may have to obtain your employer's authorization or demonstrate that you do not need employer authorization. For example, the transferring TSA may be subject to Title I of ERISA if the employer makes matching contributions to salary reduction contributions made by employees. In that case, the employer must continue to approve distributions from the plan or contract.

Your contribution to the Rollover TSA must be net of the required minimum distribution for the tax year in which we issue the contract if:

o    you are or will be at least age 70-1/2 in the current calendar year, and

o you have separated from service with the employer who provided the funds to purchase the TSA you are transferring or rolling over to the Rollover TSA.


This rule applies regardless of whether the source of funds is a:

o    rollover by check of the proceeds from another TSA; or

o    direct rollover from another TSA; or

o    direct transfer under Revenue Ruling 90-24 from another TSA.


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Further, under the minimum distributions rules we apply, you must use the same elections regarding recalculation of your life expectancy (and if applicable, your spouse's life expectancy) if you have already begun to receive required minimum distribution from or with respect to the TSA from which you are making your contribution to the Rollover TSA. You must also elect or have elected a minimum distribution calculation method requiring recalculation of your life expectancy (and if applicable, your spouse's life expectancy) if you elect an annuity payout for the funds in this contract subsequent to this year.



DISTRIBUTIONS FROM TSAS

GENERAL. Depending on the terms of the employer plan and your employment status, you may have to get your employer's consent to take a loan or withdrawal. Your employer will tell us this when you establish the TSA through a direct transfer.

WITHDRAWAL RESTRICTIONS. If this is a Revenue Ruling 90-24 direct transfer, we will treat all amounts transferred to this contract and any future earnings on the amount transferred as not eligible for withdrawal until one of the following events happens:

o you are separated from service with the employer who provided the funds to purchase the TSA you are transferring to the Rollover TSA; or

o    you reach age 59-1/2; or

o    you die; or

o    you become disabled (special federal income tax definition); or

o    you take a hardship withdrawal (special federal income tax definition).

If any portion of the funds directly transferred to your TSA contract is attributable to the amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. These restrictions do not apply to the amount directly transferred to your TSA contract that represents your December 31, 1988 account balance attributable to salary reduction contributions to a TSA annuity contract and earnings. To take advantage of this grandfathering, you must properly notify us in writing at our processing office of your December 31, 1988 account balance if you have qualifying amounts transferred to your TSA contract.

THIS PARAGRAPH APPLIES ONLY TO PARTICIPANTS IN A TEXAS OPTIONAL RETIREMENT PROGRAM. Texas Law permits withdrawals only after one of the following distributable events occurs:

1. the requirements for minimum distribution (discussed under "Required minimum distributions" below and in the prospectus) are met; or

2.   death; or

3.   retirement; or

4. termination of employment in all Texas public institutions of higher education.


For you to make a withdrawal, we must receive a properly completed written acknowledgment from the employer. If a distributable event occurs before you are vested, we will refund to the employer any amounts provided by an employer's first-year matching contributions. We reserve the right to change these provisions without your consent, but only to the extent necessary to maintain compliance with applicable law. Loans are not permitted under Texas Optional Retirement Programs.


TAX TREATMENT OF DISTRIBUTIONS. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includable in gross income as ordinary income. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax



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withholding and information reporting" below. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since we do not track your investment in the contract, if any, it is your responsibility to determine how much of the distribution is taxable.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. We will report the total amount of the distribution. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions.

ANNUITY PAYMENTS. If you elect an annuity payout option, you will recover any investment in the contract as each payment is received by dividing the investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Death benefit distributions from a TSA generally receive the same tax treatment as distribution during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA.


LOANS FROM TSAS

You may take loans from a TSA unless restricted by the employer (for example, under an employer plan subject to ERISA). If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the TSA funds told us when you purchased your contract.


Loans are generally not treated as a taxable distribution. If the amount of the loan when made exceeds permissible limits under federal income tax rules, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.


TSA loans are subject to federal income tax limits and may also be subject to limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered by TSAs are subject to the following conditions:

o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

     (1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and

     (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made.


o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. Rollover TSA contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly.


The amount borrowed and not repaid may be treated as a distribution if:

o    the loan does not qualify under the conditions above;

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o    the participant fails to repay the interest or principal when due; or

o in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.


TAX-DEFERRED ROLLOVERS AND DIRECT TRANSFERS

You may roll over any "eligible rollover distribution" from a TSA into another eligible retirement plan, either directly or within 60 days of your receiving the distribution. To the extent rolled over, a distribution remains tax-deferred.

You may roll over a distribution from a TSA to another TSA or to a traditional IRA. A spousal beneficiary may roll over death benefits only to a traditional IRA.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals, and required minimum distributions under federal income tax rules.

Direct transfers of TSA funds from one TSA to another under Revenue Ruling 90-24 are not distributions.


REQUIRED MINIMUM DISTRIBUTIONS


--------------------------------------------------------------------------------
The IRS and Treasury have recently proposed revisions to the minimum distribution rules. We expect these rules to be finalized no earlier than January 1, 2002. The proposed revisions permit TSA owners and beneficiaries to apply the proposed revisions to distributions for calendar year 2001. The discussion below generally does not reflect the proposed revisions. See the Statement of Additional Information for a brief description of the proposed revisions.
--------------------------------------------------------------------------------


Generally the same as traditional IRA with these differences:


WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION. The minimum distribution rules force TSA participants to start calculating and taking annual distribution from their TSAs by a required date. Generally you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For TSA participants who have not retired from service with the employer who provided the funds for the TSA by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distribution is extended to April 1 following the calendar year of retirement.

o TSA plan participants may also delay the start of required minimum distribution to age 75 of the portion of their account value attributable to their December 31, 1986 TSA account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it will only apply to people who establish their Rollover TSA by direct Revenue Ruling 90-24 transfers. If you do not give us the amount of your December 31, 1986 account balance that is being transferred to the Rollover TSA on the form used to establish the TSA, you do not qualify.


SPOUSAL CONSENT RULES

This will only apply to you if you establish your Rollover TSA by direct Revenue Ruling 90-24 transfer. Your employer will tell us on the form used to establish the TSA whether or not you need to get spousal consent for loans, withdrawals, or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your



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spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA.


EARLY DISTRIBUTION PENALTY TAX


A penalty tax of 10% of the taxable portion of a distribution applies to distribution from a TSA before you reach age 59-1/2. This is in addition to any income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made;


o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o    if you are separated from service, any form of payout after you are age 55;
     or

o only if you are separated from service, a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.


o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding, as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.



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FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $15,360 in periodic annuity payments in 2001, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.



FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)


For a non-periodic distribution (total surrender or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs where it is reasonable to assume an amount is includable in gross income.


You cannot elect out of withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then the 10% withholding rate applies.


MANDATORY WITHHOLDING FROM TSA AND QUALIFIED PLAN DISTRIBUTIONS


Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. An eligible rollover distribution from a TSA can be rolled over to another TSA or a traditional IRA. An eligible rollover distribution from a qualified plan can be rolled over to another qualified plan or traditional IRA. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:


o    any after-tax contributions you made to the plan; or

o any distributions which are required minimum distributions after age 70-1/2 or separation from service; or

o    hardship withdrawals; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o    corrective distributions that fit specified technical tax rules; or

o    loans that are treated as distributions; or

o    a death benefit payment to a beneficiary who is not your surviving spouse;
     or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.


IMPACT OF TAXES TO EQUITABLE LIFE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


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More information

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ABOUT OUR SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of our Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account No. 49's operations are accounted for without regard to Equitable Life's other operations.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account No. 49.

Each subaccount (variable investment option) within Separate Account No. 49 invests solely in class IB shares issued by the corresponding portfolio of EQ Advisors Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account No. 49, or to add other separate accounts;


(2)  to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account No. 49 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 49 or a variable investment option directly);

(5) to deregister Separate Account No. 49 under the Investment Company Act of 1940;

(6)  to restrict or eliminate any voting rights as to Separate Account No. 49;
     and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.


ABOUT EQ ADVISORS TRUST

EQ Advisors Trust is registered under the Investment Company Act of 1940. It is classified as an "open-end management investment company," more commonly called a mutual fund. EQ Advisors Trust issues different shares relating to each portfolio.

Equitable Life serves as the investment manager of EQ Advisors Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to EQ Advisors Trust and is responsible for retaining or discontinuing the services of those advisers. (Prior to September 1999 EQ Financial Consultants, Inc., the predecessor to AXA Advisors, LLC and an affiliate of Equitable Life, served as investment manager to EQ Advisors Trust.)

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the EQ/Alliance portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust.

EQ Advisors Trust does not impose sales charges or "loads" for buying and selling its shares. All dividends and other distributions on Trust shares are reinvested in full. The Board of Trustees of EQ Advisors Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about EQ Advisors Trust, the portfolio investment objectives, policies, restrictions, risks, expenses, the Rule 12b-1 Plan relating to its Class IB shares, and other aspects of its operations, appears in the prospectus for EQ Advisors Trust attached at the end of this prospectus, or in its SAI which is available upon request.


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ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, as well as our general obligations. Credits allocated to your account value are funded from our general account.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940.


We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT


WIRE TRANSMITTALS

We accept initial contributions sent by wire to our processing office by agreement with certain broker-dealers. The transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits."


Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information forwarded electronically. In these cases, you must sign our Acknowledgment of Receipt form.

Where we require a signed application, no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we require an Acknowledgment of Receipt form, financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgment of Receipt form.


After your contract has been issued, additional contributions may be transmitted by wire.


AUTOMATIC INVESTMENT PROGRAM -- FOR NQ CONTRACTS ONLY

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth Conversion IRA, QP contracts, or Rollover TSA contracts.

The minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP additional contributions may be allocated to any of the variable investment options. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY


Our business day is generally any day the New York Stock Exchange is open for trading. Our business day generally ends at 4:00 p.m., Eastern Time for purposes of determining the date when contributions are applied and any other transaction



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requests are processed. We may, however, close or close early due to emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information.


o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m. on a business day, we will use the next business day.

o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.


CONTRIBUTIONS, CREDITS, AND TRANSFERS

o Contributions and credits allocated to the variable investment options are invested at the value next determined after the close of the business day.

o Transfers to or from variable investment options will be made at the value next determined after the close of the business day.


ABOUT YOUR VOTING RIGHTS

As the owner of the shares of EQ Advisors Trust we have the right to vote on certain matters involving the portfolios, such as:

o    the election of trustees;

o    the formal approval of independent auditors selected for EQ Advisors Trust;
     or

o any other matters described in the prospectus for EQ Advisors Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.


VOTING RIGHTS OF OTHERS

Currently, we control EQ Advisors Trust. EQ Advisors Trust shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, EQ Advisors Trust shares are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of EQ Advisors Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our contract owners, we will see to it that appropriate action is taken.


SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to Separate Account No. 49 require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for


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that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account No. 49, our ability to meet our obligations under the contracts, or the distribution of the contracts.


ABOUT OUR INDEPENDENT ACCOUNTANTS


The consolidated financial statements of Equitable Life at December 31, 2000 and 1999, and for the three years ended December 31, 2000 incorporated in this prospectus by reference to the 2000 Annual Report on Form 10-K are incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.



FINANCIAL STATEMENTS

The financial statements of Separate Account No. 49, as well as consolidated financial statements of Equitable Life, are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus.


You cannot assign or transfer ownership of a Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign Rollover IRA, Roth Conversion IRA, and QP contracts as security for a loan or other obligation. If the employer that provided the funds does not restrict them, loans are available under a Rollover TSA contract.


For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this prospectus. You may direct the transfer of the values under your Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, we will impose a withdrawal charge, if one applies.


DISTRIBUTION OF THE CONTRACTS


Equitable Distributors, Inc. ("EDI"), an indirect, wholly owned subsidiary of Equitable Life, is the distributor of the contracts and has responsibility for sales and marketing functions for Separate Account No. 49. EDI serves as the principal underwriter of Separate Account No. 49. EDI is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. EDI's principal business address is 1290 Avenue of the Americas, New York, New York 10104.



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It is anticipated that by June 30, 2001, Equitable Distributors, LLC ("EDI,
LLC") will become a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"), including the role of principal underwriter of Separate Account 49. Like EDI, EDI, LLC is owned by Equitable Holdings, LLC. Accordingly, once the successor by merger is complete, all references to the principal underwriter in each prospectus should be replaced with Equitable Distributors, LLC.

The contracts will be sold by registered representatives of EDI, as well as by affiliated and unaffiliated broker-dealers with which EDI has entered into selling agreements. We pay broker-dealer sales compensation that will generally not exceed an amount equal to 7% of total contributions made under the contracts. EDI may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. Broker-dealers receiving sales compensation will generally pay a portion of it to their registered representatives as commissions related to sales of the contracts. The offering of the contracts is intended to be continuous.

9
Investment performance


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The table below shows the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution plus a 4% credit invested in the variable investment options for the periods shown.

The table takes into account all current fees and charges under the contract, including the charge for Protection Plus, but does not reflect the charges designed to approximate certain taxes imposed on us, such as premium taxes in your state or any applicable annuity administrative fee.

The results shown are based on the actual historical investment experience of the portfolios in which the variable investment options invest. In some cases, the results shown relate to periods when the variable investment options and/or contracts were not available. In those cases, we adjusted the results of the portfolios to reflect the charges under the contracts that would have applied had the variable investment options and/or contracts been available. The contracts were first offered in 1999.

For the "Alliance" portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology), we have adjusted the results prior to October 1996, when Class IB shares for these portfolios were not available, to reflect the 12b-1 fees currently imposed. Finally, the results shown for the EQ/Alliance Money Market and EQ/Alliance Common Stock options for periods before March 22, 1985 reflect the results of the variable investment options that preceded them. The "Since portfolio inception" figures for these options are based on the date of inception of the preceding variable investment options. We have adjusted these results to reflect the maximum investment advisory fee payable for the portfolios, as well as an assumed charge of 0.06% for direct operating expenses.

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the Alliance portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust. In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessor that it may have had.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.

We will indicate that a 4% credit is reflected when we show performance numbers that give effect to the credit.

THE PERFORMANCE INFORMATION SHOWN BELOW AND THE PERFORMANCE INFORMATION THAT WE ADVERTISE REFLECT PAST PERFORMANCE AND DOES NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. SUCH INFORMATION ALSO DOES NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.



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

                                                           TABLE
                      AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2000:+

------------------------------------------------------------------------------------------------------------------------
                                                                      LENGTH OF INVESTMENT PERIOD
                                             ---------------------------------------------------------------------------
                                                                                                               SINCE
                                                                                            SINCE OPTION     PORTFOLIO
 VARIABLE INVESTMENT OPTIONS                 1 YEAR        3 YEARS    5 YEARS    10 YEARS    INCEPTION+*    INCEPTION+**
------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                          (19.31%)      (1.89%)     4.86%      12.27%        1.26%           13.41%
------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                     (20.23%)       8.98%     15.46%      15.88%       14.41%           13.15%
------------------------------------------------------------------------------------------------------------------------
EQ/Alliance High Yield                       (14.76%)      (9.14%)     1.84%       7.57%       (1.90%)           6.07%
------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Money Market                       0.48%        2.64%      3.31%       3.26%        3.28%            4.97%
------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                   (24.48%)         --         --          --        (6.04%)          (6.04%)
------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                   8.31%        9.08%        --          --        14.61%           14.61%
------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value                (7.66%)       4.25%        --          --         4.25%            4.25%
------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International            (25.21%)         --         --          --         4.22%            4.22%
------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                   0.39%          --         --          --         3.91%            3.91%
------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity               (1.99%)         --         --          --         0.34%            0.34%
------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                          (15.69%)       9.02%     15.73%         --        15.16%           16.22%
------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                           (17.65%)         --         --          --        (5.47%)          (5.47%)
------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value                     (0.40%)      (4.15%)       --          --        14.04%            1.55%
------------------------------------------------------------------------------------------------------------------------
EQ/International Equity Index                (23.69%)       5.51%        --          --         5.51%            5.51%
------------------------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond                       6.10%        3.56%        --          --         3.56%            3.56%
------------------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value                     13.30%        1.18%        --          --         1.18%            1.18%
------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity                  6.43%       11.73%        --          --        14.30%           14.30%
------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies             (24.94%)      21.68%        --          --        24.02%           24.02%
------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                        (6.36%)         --         --          --         0.26%            0.26%
------------------------------------------------------------------------------------------------------------------------
EQ/MFS Research                              (11.04%)      10.76%        --          --        13.23%           13.23%
------------------------------------------------------------------------------------------------------------------------
EQ/Morgan Stanley Emerging Markets Equity    (46.64%)      (8.13%)       --          --        (8.13%)         (13.69%)
------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                1.28%        3.32%        --          --         7.09%            7.09%
------------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity               (18.26%)      16.64%        --          --        16.17%           16.17%
------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Investors Growth                   (23.84%)      11.09%        --          --        15.82%           15.82%
------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index                        (9.14%)       1.79%        --          --         1.79%            1.79%
------------------------------------------------------------------------------------------------------------------------



+ If you start receiving annuity payments within three years of making an additional contribution, we will recover the amount of any credit, as permitted, that applied to that contribution.

* The variable investment option inception dates are: EQ/Alliance Money Market, EQ/Alliance High Yield, EQ/Alliance Common Stock and EQ/Aggressive Stock (October 16, 1996); EQ/Alliance Small Cap Growth, EQ/MFS Research, EQ/MFS Emerging Growth Companies, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and EQ/Putnam Investors Growth (May 1, 1997); EQ/Equity 500 Index, EQ/Small Company Index, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Bernstein Diversified Value, EQ/Lazard Small Cap Value and EQ/Morgan Stanley Emerging Markets Equity (December 31, 1997); EQ/Evergreen Omega and EQ/MFS Investors Trust (December 31, 1998); EQ/Alliance Premier Growth, EQ/Capital Guardian U.S. Equity, EQ/Capital Guardian Research and EQ/Capital Guardian International (April 30, 1999); EQ/Alliance Technology (May 1, 2000); EQ/FI Mid Cap, EQ/FI Small/Mid Cap Value and EQ/Janus Large Cap Growth (9/1/00); and EQ/Balanced (anticipated to become available on or about May 18, 2001). No information is provided for portfolios and/or variable investment options with inception dates 12/31/99.

-----
70
--------------------------------------------------------------------------------


** The inception dates for the portfolios underlying the Alliance variable investment options shown in the tables are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on October 18, 1999. The portfolio inception dates are: EQ/Alliance Money Market (July 13, 1981); EQ/Alliance High Yield (January 2, 1987); EQ/Alliance Common Stock (January 13, 1976); EQ/Aggressive Stock and EQ/Balanced (January 27, 1986); EQ/Equity 500 Index, EQ/Alliance Small Cap Growth, EQ/FI Small/Mid Cap Value, EQ/MFS Research, EQ/MFS Emerging Growth Companies, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and EQ/Putnam Investors Growth (May 1, 1997); EQ/Morgan Stanley Emerging Markets Equity (August 20, 1997); EQ/Small Company Index, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Bernstein Diversified Value and EQ/Lazard Small Cap Value (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian U.S. Equity, EQ/Capital Guardian Research and EQ/Capital Guardian International (May 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/FI Mid Cap and EQ/Janus Large Cap Growth (9/1/00). No information is provided for portfolios and/or variable investment options with inception dates after 12/31/99.

-----
71
--------------------------------------------------------------------------------

COMMUNICATING PERFORMANCE DATA

In reports or other communications to contract owners or in advertising material, we may describe general economic and market conditions affecting our variable investment options and the portfolios and may compare the performance or ranking of those options and the portfolios with:

o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., VARDS, or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

o other appropriate indices of investment securities and averages for peer universes of mutual funds; or

o    data developed by us derived from such indices or averages.

We also may furnish to present or prospective contract owners advertisements or other communications that include evaluations of a variable investment option or portfolio by nationally recognized financial publications. Examples of such publications are:




--------------------------------------------------------------------------------
Barron's                                       Investment Management Weekly
Morningstar's Variable Annuity                 Money Management Letter
   Sourcebook                                     investment Dealers Digest
Business Week                                  National Underwriter
Forbes                                         Pension & Investments
Fortune                                        USA Today
Institutional Investor                         Investor's Business Daily
Money                                          The New York Times
Kiplinger's Personal Finance                   The Wall Street Journal
Financial Planning                             The Los Angeles Times
Investment Adviser                             The Chicago Tribune
--------------------------------------------------------------------------------

From time to time, we may also advertise different measurements of the investment performance of the variable investment options and/or the portfolios, including the measurements that compare the performance to market indices that serve as benchmarks. Market indices are not subject to any changes for investment advisory fees, brokerage commission or other operating expenses typically associated with a managed portfolio. Also, they do not reflect other contract charges such as the mortality and expense risks charge, administrative charge and distribution charge or any withdrawal or optional benefit charge. Comparisons with these benchmarks, therefore, may be of limited use. We use them because they are widely known and may help you to understand the universe of securities from which each portfolio is likely to select its holdings.


Lipper compiles performance data for peer universes of funds with similar investment objectives in its Lipper Survey. Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).


The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. According to Lipper, the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts, Lipper data provide a more accurate picture than market benchmarks of the Equitable Accumulator Plus performance relative to other variable annuity products. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:


o The "separate account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable life and annuity contracts, and

o The "mutual fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Variable Annuity/Life Report consists of nearly 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account level charges. VARDS is a monthly reporting service that monitors approximately 2,500 variable life and variable annuity funds on performance and account information.


YIELD INFORMATION


Current yield for the EQ/Alliance Money Market option will be based on net changes in a hypothetical investment over a

-----
72
--------------------------------------------------------------------------------


given seven-day period, exclusive of capital changes, and then "annualized" (assuming that the same seven-day result would occur each week for 52 weeks). Current yield for the EQ/Alliance High Yield option will be based on net changes in a hypothetical investment over a given 30-day period, exclusive of capital changes, and then "annualized" (assuming that the same 30-day result would occur each month for 12 months).

"Effective yield" is calculated in a similar manner, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded weekly for the EQ/Alliance Money Market option. The current yields and effective yields assume the deduction of all current contract charges and expenses other than the withdrawal charge, and any charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. For more information, see "Yield Information for the EQ/Alliance Money Market Option and EQ/Alliance High Yield Option" in the SAI.

Appendix I: Condensed financial information



-----
A-1
--------------------------------------------------------------------------------


The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.60%.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER MAY 1, 2001


-------------------------------------------------------------------------------
                                                           FOR THE YEARS
                                                        ENDING DECEMBER 31,
                                                        -------------------
                                                          1999       2000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK
-------------------------------------------------------------------------------
  Unit value                                            $ 78.30    $ 66.77
-------------------------------------------------------------------------------
  Number of units outstanding (000s)                        141        420
-------------------------------------------------------------------------------
 EQ/ALLIANCE COMMON STOCK
-------------------------------------------------------------------------------
  Unit value                                            $275.01    $232.08
-------------------------------------------------------------------------------
  Number of units outstanding (000s)                        255        618
-------------------------------------------------------------------------------
 EQ/ALLIANCE HIGH YIELD
-------------------------------------------------------------------------------
  Unit value                                            $ 25.73    $ 23.07
-------------------------------------------------------------------------------
  Number of units outstanding (000s)                        574      1,211
-------------------------------------------------------------------------------
 EQ/ALLIANCE MONEY MARKET
-------------------------------------------------------------------------------
  Unit value                                            $ 25.55    $ 26.65
-------------------------------------------------------------------------------
  Number of units outstanding (000s)                      5,805      9,875
-------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
-------------------------------------------------------------------------------
  Unit value                                            $ 11.77    $  9.45
-------------------------------------------------------------------------------
  Number of units outstanding (000s)                      5,630     17,412
-------------------------------------------------------------------------------
 EQ/ALLIANCE SMALL CAP GROWTH
-------------------------------------------------------------------------------
  Unit value                                            $ 14.78    $ 16.53
-------------------------------------------------------------------------------
  Number of units outstanding (000s)                        818      3,189
-------------------------------------------------------------------------------
 EQ/ALLIANCE TECHNOLOGY
-------------------------------------------------------------------------------
  Unit value                                            $    --    $  6.60
-------------------------------------------------------------------------------
  Number of units outstanding (000s)                         --      5,505
-------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN INTERNATIONAL
-------------------------------------------------------------------------------
  Unit value                                            $ 13.93    $ 11.09
-------------------------------------------------------------------------------
  Number of units outstanding (000s)                      1,286      5,514
-------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------
  Unit value                                            $ 10.60    $ 11.04
-------------------------------------------------------------------------------
  Number of units outstanding (000s)                        987      2,953
-------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN U.S. EQUITY
-------------------------------------------------------------------------------
  Unit value                                            $ 10.26    $ 10.46
-------------------------------------------------------------------------------
  Number of units outstanding (000s)                      2,436      5,538
-------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------
  Unit value                                            $    --    $ 27.69
-------------------------------------------------------------------------------
  Number of units outstanding (000s)                         --      6,057
-------------------------------------------------------------------------------

-----
A-2
--------------------------------------------------------------------------------


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER MAY 1, 2001 (CONTINUED)


-------------------------------------------------------------------------------
                                                           FOR THE YEARS
                                                        ENDING DECEMBER 31,
                                                        -------------------
                                                          1999       2000
-------------------------------------------------------------------------------
 EQ/EVERGREEN FOUNDATION
-------------------------------------------------------------------------------
  Unit value                                             $10.56    $ 9.90
-------------------------------------------------------------------------------
  Number of units outstanding (000s)                          6       134
-------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
-------------------------------------------------------------------------------
  Unit value                                             $10.80    $ 9.38
-------------------------------------------------------------------------------
  Number of units outstanding (000s)                          6        78
-------------------------------------------------------------------------------
 EQ/FI MID CAP
-------------------------------------------------------------------------------
  Unit value                                             $   --    $ 9.99
-------------------------------------------------------------------------------
  Number of units outstanding (000s)                         --       617
-------------------------------------------------------------------------------
 EQ/FI SMALL/MID CAP VALUE
-------------------------------------------------------------------------------
  Unit value                                             $   --    $10.82
-------------------------------------------------------------------------------
  Number of units outstanding (000s)                         --       251
-------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
-------------------------------------------------------------------------------
  Unit value                                             $14.82    $12.02
-------------------------------------------------------------------------------
  Number of units outstanding (000s)                        992     2,531
-------------------------------------------------------------------------------
 EQ/JANUS LARGE CAP GROWTH
-------------------------------------------------------------------------------
  Unit value                                             $   --    $ 8.39
-------------------------------------------------------------------------------
  Number of units outstanding (000s)                         --     1,315
-------------------------------------------------------------------------------
 EQ/J.P. MORGAN CORE BOND
-------------------------------------------------------------------------------
  Unit value                                             $10.39    $11.40
-------------------------------------------------------------------------------
  Number of units outstanding (000s)                      2,026     5,112
-------------------------------------------------------------------------------
 EQ/LAZARD SMALL CAP VALUE
-------------------------------------------------------------------------------
  Unit value                                             $ 9.15    $10.68
-------------------------------------------------------------------------------
  Number of units outstanding (000s)                         88     2,109
-------------------------------------------------------------------------------
 EQ/MERCURY BASIC VALUE EQUITY
-------------------------------------------------------------------------------
  Unit value                                             $14.88    $16.37
-------------------------------------------------------------------------------
  Number of units outstanding (000s)                        173     1,079
-------------------------------------------------------------------------------
 EQ/MFS EMERGING GROWTH COMPANIES
-------------------------------------------------------------------------------
  Unit value                                             $27.40    $21.88
-------------------------------------------------------------------------------
  Number of units outstanding (000s)                      1,680     5,759
-------------------------------------------------------------------------------
 EQ/MFS INVESTORS TRUST
-------------------------------------------------------------------------------
  Unit value                                             $10.70    $10.45
-------------------------------------------------------------------------------
  Number of units outstanding (000s)                      2,906     7,052
-------------------------------------------------------------------------------
 EQ/MFS RESEARCH
-------------------------------------------------------------------------------
  Unit value                                             $16.99    $15.84
-------------------------------------------------------------------------------
  Number of units outstanding (000s)                      1,725     5,917
-------------------------------------------------------------------------------

-----
A-3
--------------------------------------------------------------------------------


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER MAY 1, 2001 (CONTINUED)


-------------------------------------------------------------------------------
                                                           FOR THE YEARS
                                                        ENDING DECEMBER 31,
                                                        -------------------
                                                          1999       2000
-------------------------------------------------------------------------------
 EQ/MORGAN STANLEY EMERGING MARKETS EQUITY
-------------------------------------------------------------------------------
  Unit value                                            $10.97     $ 6.47
-------------------------------------------------------------------------------
  Number of units outstanding (000s)                       962      2,958
-------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH AND INCOME VALUE
-------------------------------------------------------------------------------
  Unit value                                            $12.39     $13.02
-------------------------------------------------------------------------------
  Number of units outstanding (000s)                       978      1,755
-------------------------------------------------------------------------------
 EQ/PUTNAM INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------
  Unit value                                            $20.10     $17.34
-------------------------------------------------------------------------------
  Number of units outstanding (000s)                       771      2,033
-------------------------------------------------------------------------------
 EQ/PUTNAM INVESTORS GROWTH
-------------------------------------------------------------------------------
  Unit value                                            $21.20     $17.16
-------------------------------------------------------------------------------
  Number of units outstanding (000s)                       576      1,658
-------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------------
  Unit value                                            $11.42     $10.86
-------------------------------------------------------------------------------
  Number of units outstanding (000s)                       522      1,382
-------------------------------------------------------------------------------
 LAZARD LARGE CAP VALUE
-------------------------------------------------------------------------------
  Unit value                                            $12.04     $11.61
-------------------------------------------------------------------------------
  Number of units outstanding (000s)                     1,532      3,700
-------------------------------------------------------------------------------
 MERCURY WORLD STRATEGY
-------------------------------------------------------------------------------
  Unit value                                            $13.00     $11.33
-------------------------------------------------------------------------------
  Number of units outstanding (000s)                        19        172
-------------------------------------------------------------------------------

                      (This page intentionally left blank)

Appendix II: Purchase considerations for QP contracts

-----
B-1
--------------------------------------------------------------------------------


Trustees who are considering the purchase of an Equitable Accumulator Plus QP contract should discuss with their tax advisers whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Equitable Accumulator Plus QP contract or another annuity. Therefore, you should purchase an Equitable Accumulator Plus QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles. This QP contract accepts transfer contributions only and not regular, ongoing payroll contributions. For 401(k) plans under defined contribution plans, no employee after-tax contributions are accepted.

Under defined benefit plans, we will not accept rollovers from a defined contribution plan to a defined benefit plan. We will only accept transfers from a defined benefit plan or a change of investment vehicles in the plan. Only one additional transfer contribution may be made per contract year. For defined benefit plans, the maximum percentage of actuarial value of the plan participant/employee's normal retirement benefit that can be funded by a QP contract is 80%. The account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant/employee. Equitable Life does not guarantee that the account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit. If overfunding of a plan occurs, withdrawals from the QP contract may be required. A withdrawal charge may apply.


Further, Equitable Life will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant/employee takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.

Given that required minimum distributions must generally commence from the plan for annuitants after age 70-1/2, trustees should consider that the QP contract may not be appropriate purchase for annuitants approaching or over age 70-1/2.


Finally, because the method of purchasing the QP contract, including the large initial contribution and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

                      (This page intentionally left blank)

Appendix III: Guaranteed minimum death benefit example


-----
C-1
--------------------------------------------------------------------------------


The death benefit under the contracts is equal to the account value or, if greater, the guaranteed minimum death benefit.

The following illustrates the guaranteed minimum death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Alliance Money Market option), no additional contributions, no transfers, no withdrawals, and no loans under a Rollover TSA contract the guaranteed minimum death benefit for an annuitant age 45 would be calculated as follows:





----------------------------------------------------------------------------------------------------------------
  END OF CONTRACT                         5% ROLL UP TO AGE 80 GUARANTEED    ANNUAL RATCHET TO AGE 80 GUARANTEED
       YEAR             ACCOUNT VALUE        MINIMUM DEATH BENEFIT(1)              MINIMUM DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------
         1               $105,000                  $105,000(1)                        $105,000(3)
----------------------------------------------------------------------------------------------------------------
         2               $115,500                  $110,250(2)                        $115,500(3)
----------------------------------------------------------------------------------------------------------------
         3               $129,360                  $115,763(2)                        $129,360(3)
----------------------------------------------------------------------------------------------------------------
         4               $103,488                  $121,551(1)                        $129,360(4)
----------------------------------------------------------------------------------------------------------------
         5               $113,837                  $127,628(1)                        $129,360(4)
----------------------------------------------------------------------------------------------------------------
         6               $127,497                  $134,010(1)                        $129,360(4)
----------------------------------------------------------------------------------------------------------------
         7               $127,497                  $140,710(1)                        $129,360(4)
----------------------------------------------------------------------------------------------------------------

The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


5% ROLL UP TO AGE 80

(1) At the end of contract year 1, and again at the end of contract years 4 through 7, the death benefit will be equal to the guaranteed minimum death benefit.

(2) At the end of contract years 2 and 3, the death benefit will be equal to the current account value since it is higher than the current guaranteed minimum death benefit.


ANNUAL RATCHET TO AGE 80

(3) At the end of contract years 1 through 3, the guaranteed minimum death benefit is equal to the current account value.

(4) At the end of contract years 4 through 7, the guaranteed minimum death benefit is equal to the guaranteed minimum death benefit at the end of the prior year since it is equal to or higher than the current account value.

                      (This page intentionally left blank)

Statement of additional information


--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                          PAGE


Revised Proposed Minimum Distribution Rules                                 2
Unit Values                                                                 3
Custodian and Independent Accountants                                       4
Yield Information for the EQ/Alliance Money Market Option and
  EQ/Alliance High Yield Option                                             4
Distribution of the contracts                                               5
Financial Statements                                                        5



HOW TO OBTAIN AN EQUITABLE ACCUMULATOR PLUS STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 49

Send this request form to:
     Equitable Accumulator Plus
     P.O. Box 1547
     Secaucus, NJ 07096-1547

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me an Equitable Accumulator Plus SAI for Separate Account No. 49 dated May 1, 2001.



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City            State    Zip






(SAI 10AMLF(05/00))

Equitable Accumulator
Plus(SM)
A variable deferred annuity contract





PROSPECTUS DATED MAY 1, 2001


Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. Also, at the end of this prospectus you will find attached the prospectus for EQ Advisors Trust, which contains important information about its portfolios.


--------------------------------------------------------------------------------

WHAT IS THE EQUITABLE ACCUMULATOR PLUS?

Equitable Accumulator Plus is a deferred annuity contract issued by The Equitable Life Assurance Society of the United States. It provides for the accumulation of retirement savings and for income. The contract offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options. This contract may not currently be available in all states.

---------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS*
---------------------------------------------------------------------------
o EQ/Aggressive Stock                  o EQ/International Equity Index(4)
o EQ/Alliance Common Stock             o EQ/J.P. Morgan Core Bond
o EQ/Alliance High Yield               o EQ/Janus Large Cap Growth
o EQ/Alliance Money Market             o EQ/Lazard Small Cap Value
o EQ/Alliance Premier Growth           o EQ/Mercury Basic Value Equity
o EQ/Alliance Small Cap Growth         o EQ/MFS Emerging Growth
                                         Companies
o EQ/Alliance Technology               o EQ/MFS Investors Trust(5)
o EQ/Balanced(1)                       o EQ/MFS Research
o EQ/Bernstein Diversified Value(2)    o EQ/Morgan Stanley Emerging
o EQ/Capital Guardian International      Markets Equity
o EQ/Capital Guardian Research         o EQ/Putnam Growth & Income
o EQ/Capital Guardian U.S. Equity        Value
o EQ/Equity 500 Index                  o EQ/Putnam International Equity
o EQ/Evergreen Omega(3)                o EQ/Putnam Investors Growth
o EQ/FI Mid Cap                        o EQ/Small Company Index(6)
o EQ/FI Small/Mid Cap Value
--------------------------------------------------------------------------



 * Effective on May 18, 2001, all of the names of the variable investment options will include "EQ/."
(1) Available on or about May 18, 2001.
(2) Formerly named "Lazard Large Cap Value."
(3) Formerly named "EQ/Evergreen."
(4) Formerly named "BT International Equity Index."
(5) This reflects the name change of the MFS Growth with Income option, effective May 18, 2001.
(6) Formerly named "BT Small Company Index."



You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of our Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio of EQ Advisors Trust. Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

TYPES OF CONTRACTS. We offer the contracts for use as:

o A nonqualified annuity ("NQ") for after-tax contributions only.

o An individual retirement annuity ("IRA"), either traditional IRA ("Rollover IRA") or Roth IRA ("Roth Conversion IRA").

o An annuity that is an investment vehicle for a qualified defined contribution or defined benefit plan ("QP").

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA").


A contribution of at least $10,000 is required to purchase a contract. We add an amount ("credit") to your contract with each contribution you make. Over time, the amount of the credit may be more than offset by fees and charges associated with the credit.

A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2001 is a part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's Web site at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                    X00073E/ML4%

Contents of this prospectus

-----
2
-------------------------------------------------------------------------------


--------------------------
"We," "our," and "us" refer to Equitable Life.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.


EQUITABLE ACCUMULATOR PLUS(SM)


--------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is Equitable Life?                                                       5
How to reach us                                                              6
Equitable Accumulator Plus at a glance -- key features                       8

--------------------------------------------------------------------------------

FEE TABLE                                                                   11

--------------------------------------------------------------------------------

Examples                                                                    14

Condensed financial information                                             15




--------------------------------------------------------------------------------

CONTRACT FEATURES AND BENEFITS                                             16

--------------------------------------------------------------------------------

How you can purchase and contribute to your contract                        16

Owner and annuitant requirements                                            19
How you can make your contributions                                         19
What are your variable investment options under the contract?               19
Allocating your contributions                                               23
Credits                                                                     23
Guaranteed minimum death benefit                                            23
Your right to cancel within a certain number of days                        25


--------------------------------------------------------------------------------

2
DETERMINING YOUR CONTRACT'S VALUE                                           26
--------------------------------------------------------------------------------
Your account value and cash value                                           26

Your contract's value in the variable investment options                    26

-----
 3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3
TRANSFERRING YOUR MONEY AMONG THE VARIABLE INVESTMENT OPTIONS               27
--------------------------------------------------------------------------------
Transferring your account value                                             27
Disruptive transfer activity                                                27
Dollar cost averaging your account value                                    27
Rebalancing your account value                                              28

--------------------------------------------------------------------------------
ACCESSING YOUR MONEY                                                        29

--------------------------------------------------------------------------------

Withdrawing your account value                                              29
How withdrawals are taken from your account value                           30
How withdrawals affect your guaranteed minimum death benefit                30
Loans under rollover TSA contracts                                          31
Surrendering your contract to receive its cash value                        32
When to expect payments                                                     32
Your annuity payout options                                                 32

--------------------------------------------------------------------------------
CHARGES AND EXPENSES                                                        35

--------------------------------------------------------------------------------

Charges that Equitable Life deducts                                         35
Charges that EQ Advisors Trust deducts                                      37
Group or sponsored arrangements                                             37

--------------------------------------------------------------------------------
PAYMENT OF DEATH BENEFIT                                                    39

--------------------------------------------------------------------------------

Your beneficiary and payment of benefit                                     39
How death benefit payment is made                                           40
Beneficiary continuation option                                             40



--------------------------------------------------------------------------------
TAX INFORMATION                                                             42

--------------------------------------------------------------------------------

Overview                                                                    42

Buying a contract to fund a retirement arrangement                          42
Transfers among variable investment options                                 42
Taxation of nonqualified annuities                                          42
Individual retirement arrangements (IRAs)                                   44
Roth individual retirement annuities (Roth IRAs)                            52
Special rules for contracts funding qualified plans                         55
Tax Sheltered Annuity contracts (TSAs)                                      55
Federal and state income tax withholding and information reporting          60
Impact of taxes to Equitable Life                                           61


--------------------------------------------------------------------------------

8
MORE INFORMATION                                                            62

--------------------------------------------------------------------------------

About our Separate Account No. 49                                           62
About EQ Advisors Trust                                                     62
About the general account                                                   63
About other methods of payment                                              63
Dates and prices at which contract events occur                             63
About your voting rights                                                    64
About legal proceedings                                                     65
About our independent accountants                                           65
Financial statements                                                        65
Transfers of ownership, collateral assignments, loans, and borrowing        65
Distribution of the contracts                                               65


--------------------------------------------------------------------------------

9
INVESTMENT PERFORMANCE                                                      67

--------------------------------------------------------------------------------

Communicating performance data                                              70


--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
I -- Condensed financial information                                       A-1
II -- Purchase considerations for QP contracts                             B-1
III -- Guaranteed minimum death benefit example                            C-1

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
  TABLE OF CONTENTS
--------------------------------------------------------------------------------

Index of key words and phrases

-----
 4
--------------------------------------------------------------------------------
This index should help you locate more information on the terms used in this prospectus.





                                      PAGE
account value                           27
annuitant                               16
annuity payout options                  32
beneficiary                             39
business day                            63
cash value                              26
conduit IRA                             47
contract date                            9
contract date anniversary                9
contract year                            9
contributions to Roth IRAs              52
conversion contributions                52
contributions to traditional IRAs       45
credit                                  23
disruptive transfer activity            27
EQAccess                                 6
guaranteed minimum death benefit        23
IRA                                  cover
IRS                                     42
market timing                           27


                                      PAGE
NQ                                   cover
participant                             19
portfolio                            cover
processing office                        6
QP                                   cover
recharacterizations   48
Required Beginning Date                 49
Rollover IRA                         cover
Rollover TSA                         cover
rollovers and direct transfers          52
rollovers and transfers                 47
Roth IRA                                51
Roth Conversion IRA                  cover
SAI                                  cover
SEC                                  cover
TOPS                                     6
TSA                                  cover
traditional IRA                         45
unit                                    27
variable investment options             19


To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your registered representative can provide further explanation about your contract or supplemental materials.



--------------------------------------------------------------------
 PROSPECTUS                      CONTRACT OR SUPPLEMENTAL MATERIALS
--------------------------------------------------------------------
  variable investment options   Investment Funds
  account value                 Annuity Account Value
  unit                          Accumulation Unit

Who is Equitable Life?

-----
  5
--------------------------------------------------------------------------------


We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $483.1 billion in assets as of December 31, 2000. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

-----
 6
--------------------------------------------------------------------------------

HOW TO REACH US


You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.



------------------------------------------------------
 FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
------------------------------------------------------
Equitable Accumulator Plus
P.O. Box 13014
Newark, NJ 07188-0014



------------------------------------------------------
 FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
------------------------------------------------------
Equitable Accumulator Plus
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Attn: Box 13014
Secaucus, NJ 07094


------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT
 BY REGULAR MAIL:
------------------------------------------------------
Equitable Accumulator Plus
P.O. Box 1547
Secaucus, NJ 07096-1547


------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT
 BY EXPRESS DELIVERY:
------------------------------------------------------

Equitable Accumulator Plus
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094


------------------------------------------------------
 REPORTS WE PROVIDE:
------------------------------------------------------

o written confirmation of financial transactions;

o statement of your contract values at the close of each calendar quarter (four per year); and


o annual statement of your contract values as of the close of the contract year.


------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS")
 AND EQACCESS SYSTEMS:
------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o your current account value;


o your current allocation percentages;


o the number of units you have in the variable investment options;

o the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:


o change your allocation percentages and/or transfer among the variable investment options;


o change your personal identification number (PIN) (not available through EQAccess); and

o change your EQAccess password (not available through TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. You may use EQAccess by visiting our web site at http://www.equitable.com and clicking on EQAccess. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation

-----
7
--------------------------------------------------------------------

of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.


We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options").




------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
------------------------------------------------------

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:


(1)  authorization for telephone transfers by your registered representative;

(2)  conversion of a traditional IRA to a Roth Conversion IRA contract;

(3)  election of the automatic investment program;

(4)  election of the rebalancing program;

(5)  requests for loans under Rollover TSA contracts;

(6)  spousal consent for loans under Rollover TSA contracts;

(7)  tax withholding elections;

(8)  election of the beneficiary continuation option;

(9)  IRA contribution recharacterizations;

(10) certain section 1035 exchanges; and

(11) direct transfers.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1) address changes;

(2) beneficiary changes;


(3) transfers between variable investment options;

(4) contract surrender and withdrawal requests; and

(5) death claims.



TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1) automatic investment program;

(2) dollar cost averaging;

(3) rebalancing;


(4) substantially equal withdrawals;

(5) systematic withdrawals; and


(6) the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:


The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners all must sign.

Equitable Accumulator Plus at a glance -- key features


-----
8
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT   Equitable Accumulator Plus' variable investment options invest in different portfolios managed by
MANAGEMENT                professional investment advisers.
------------------------------------------------------------------------------------------------------------------------------
TAX ADVANTAGES            o On earnings inside the    No tax until you make withdrawals from your contract or receive
                            contract                  annuity payments.
                          ----------------------------------------------------------------------------------------------------
                          o On transfers inside the   No tax on transfers among variable investment options.
                          contract
                          ----------------------------------------------------------------------------------------------------
                          If you are purchasing an annuity contract as an Individual Retirement Annuity (IRA) or Tax
                          Sheltered Annuity (TSA), or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax Information", below).
------------------------------------------------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS      o Initial minimum:          $10,000

                          o Additional minimum:       $ 1,000
                                                      $100 monthly and $300 quarterly under our automatic
                                                      investment program (NQ contracts)
                          ----------------------------------------------------------------------------------------------------
                          Maximum contribution limitations may apply.
------------------------------------------------------------------------------------------------------------------------------
CREDIT                    We allocate your contributions to your account value. We allocate a credit to your account value at the same time that we allocate your contributions. The amount of credit is equal to 4% of each contribution. The credit is subject to recovery by us in certain limited circumstances.
------------------------------------------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY      o Lump sum withdrawals

                          o Several withdrawal options on a periodic basis

                          o Loans under Rollover TSA contracts

                          o Contract surrender

                          You may incur a withdrawal charge for certain withdrawals or if you surrender your contract.
                          You may also incur income tax and a tax penalty.
------------------------------------------------------------------------------------------------------------------------------
PAYOUT OPTIONS            o Fixed annuity payout options

                          o Variable Immediate Annuity payout options

                          o Income Manager(R) payout options
------------------------------------------------------------------------------------------------------------------------------

Equitable Accumulator Plus at a glance -- key features


-----
9
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
ADDITIONAL FEATURES    o Guaranteed minimum death benefit

                       o Dollar cost averaging

                       o Automatic investment program

                       o Account value rebalancing (quarterly, semiannually, and annually)

                       o Free transfers

                       o Waiver of withdrawal charge for disability, terminal illness, or confinement to a nursing home

                       o Protection Plus, an optional death benefit available under certain contracts (subject to state availability)
------------------------------------------------------------------------------------------------------------------------------
FEES AND CHARGES       o Daily charges on amounts invested in the variable investment options for mortality and expense risks, administrative, and distribution charges at a current annual rate of 1.60% current (1.70% maximum).

                       o Annual 0.20% Protection Plus charge for this optional death benefit.

                       o No sales charge deducted at the time you make contributions and no annual contract fee.

                       o During the first nine contract years following a contribution, a charge will be deducted from amounts that you withdraw that exceed 15% of your account value. We use the account value on the most recent contract date anniversary to calculate the 15% amount available. The charge is 8% in each of the first two contract years following a contribution. It declines by 1%
                       each year beginning in the third contract year to 1% in the ninth contract year following a contribution. There is no withdrawal charge in the tenth and later contract years following a contribution.
                       -------------------------------------------------------------------------------------------------------
                       The "contract date" is the effective date of a contract. This  usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary."
                       -------------------------------------------------------------------------------------------------------
                       o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuity payout option.

                       o We deduct a $350 annuity administrative fee from amounts applied to the Variable Immediate
                       Annuity payout options.

                       o Annual expenses of EQ Advisors Trust portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from 0.25% to 1.15% annually, 12b-1 fees of 0.25% annually, and other expenses.
------------------------------------------------------------------------------------------------------------------------------
ANNUITANT ISSUE AGES   NQ: 0-80
                       Rollover IRA, Roth Conversion IRA, Rollover TSA: 20-78
                       QP: 20-70
------------------------------------------------------------------------------------------------------------------------------


THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES.

-----
10
--------------------------------------------------------------------------------
For more detailed information we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your registered representative, or call us, if you have any questions.


OTHER CONTRACTS


We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your registered representative can show you information regarding other Equitable Life annuity contracts that he or she distributes. You can also contact us to find out more about any of the Equitable Life annuity contracts.

Fee table


-----
11
--------------------------------------------------------------------------------

The fee table below will help you understand the various charges and expenses that apply to your contract. The table reflects charges you will directly incur under the contract, as well as charges and expenses of the portfolios that you will bear indirectly. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Also, an annuity administrative fee may apply when your annuity payments are to begin. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.




---------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------------------------------------------
Mortality and expense risks(1)                                           1.10%*
Administrative                                                           0.25% current (0.35% maximum)
Distribution                                                             0.25%
                                                                         ------
Total annual expenses                                                    1.60% current (1.70% maximum)

---------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
---------------------------------------------------------------------------------------------------------------
Withdrawal charge as a percentage of contributions* (deducted if you      Contract year
surrender your contract or make certain withdrawals. The withdrawal       1...................8.00%
charge percentage we use is determined by the contract year in which      2...................8.00%
you make the withdrawal or surrender your contract. For each              3...................7.00%
contribution, we consider the contract year in which we receive that      4...................6.00%
contribution to be "contract year 1")(2)                                  5...................5.00%
                                                                          6...................4.00%
                                                                          7...................3.00%
                                                                          8...................2.00%
                                                                          9...................1.00%
                                                                         10+..................0.00%
Charge if you elect a Variable Immediate Annuity payout option           $350

--------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU ELECT THE OPTIONAL BENEFIT
--------------------------------------------------------------------------------------------------
PROTECTION PLUS BENEFIT CHARGE (calculated as a percentage of the
account value. Deducted annually on each contract date anniversary)      0.20%

--------------------------------------------------------------------------------------------------

* These charges compensate us for certain risks we assume and expenses we incur under the contract. They also compensate us for the expense associated with the credit. We expect to make a profit from these charges.

-----
12
--------------------------------------------------------------------------------


EQ ADVISORS TRUST ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)

----------------------------------------------------------------------------------------------------------------
                                                                                          NET TOTAL
                                                                            OTHER          ANNUAL
                                                                          EXPENSES         EXPENSES
                                             MANAGEMENT                (AFTER EXPENSE   (AFTER EXPENSE
                                            FEES(3)   12B-1 FEES(4)    LIMITATION)(5)   LIMITATION)(6)
----------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                         0.60%         0.25%            0.07%            0.92%
EQ/Alliance Common Stock                    0.46%         0.25%            0.05%            0.76%
EQ/Alliance High Yield                      0.60%         0.25%            0.07%            0.92%
EQ/Alliance Money Market                    0.34%         0.25%            0.06%            0.65%
EQ/Alliance Premier Growth                  0.89%         0.25%            0.01%            1.15%
EQ/Alliance Small Cap Growth                0.75%         0.25%            0.06%            1.06%
EQ/Alliance Technology                      0.90%         0.25%            0.00%            1.15%
EQ/Balanced                                 0.57%         0.25%            0.08%            0.90%
EQ/Bernstein Diversified Value              0.65%         0.25%            0.05%            0.95%
EQ/Capital Guardian International           0.85%         0.25%            0.10%            1.20%
EQ/Capital Guardian Research                0.65%         0.25%            0.05%            0.95%
EQ/Capital Guardian U.S. Equity             0.65%         0.25%            0.05%            0.95%
EQ/Equity 500 Index                         0.25%         0.25%            0.06%            0.56%
EQ/Evergreen Omega                          0.65%         0.25%            0.05%            0.95%
EQ/FI Mid Cap                               0.70%         0.25%            0.05%            1.00%
EQ/FI Small/Mid Cap Value                   0.75%         0.25%            0.10%            1.10%
EQ/International Equity Index               0.35%         0.25%            0.50%            1.10%
EQ/J.P. Morgan Core Bond                    0.45%         0.25%            0.10%            0.80%
EQ/Janus Large Cap Growth                   0.90%         0.25%            0.00%            1.15%
EQ/Lazard Small Cap Value                   0.75%         0.25%            0.10%            1.10%
EQ/Mercury Basic Value Equity               0.60%         0.25%            0.10%            0.95%
EQ/MFS Emerging Growth Companies            0.62%         0.25%            0.10%            0.97%
EQ/MFS Investors Trust                      0.60%         0.25%            0.10%            0.95%
EQ/MFS Research                             0.65%         0.25%            0.05%            0.95%
EQ/Morgan Stanley Emerging Markets Equity   1.15%         0.25%            0.40%            1.80%
EQ/Putnam Growth & Income Value             0.60%         0.25%            0.10%            0.95%
EQ/Putnam International Equity              0.85%         0.25%            0.15%            1.25%
EQ/Putnam Investors Growth                  0.65%         0.25%            0.05%            0.95%
EQ/Small Company Index                      0.25%         0.25%            0.35%            0.85%
-------------------------------------------------------------------------------------------------------------------


Notes:
(1) A portion of this charge is for providing the guaranteed minimum death benefit.

(2) Deducted upon a withdrawal of amounts in excess of the 15% free withdrawal amount and upon surrender of a contract.

(3) The management fees shown reflect revised management fees, effective May 1, 2000, which were approved by shareholders. The management fee for each portfolio cannot be increased without a vote of each portfolio's shareholders.

(4) Portfolio shares are all subject to fees imposed under the distribution plan (the "Rule 12b-1 Plan") adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.

-----
13
--------------------------------------------------------------------------------

(5) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital was invested for the EQ/Alliance Technology portfolio on May 1, 2000, "Other Expenses" shown have been annualized. Initial seed capital was invested for the EQ/FI Mid Cap and EQ/Janus Large Cap Growth Portfolios on September 1, 2000. Thus, "Other Expenses" shown are estimated. See footnote (6) for any expense limitation agreement information.

(6) Equitable Life, EQ Advisors Trust's manager, has entered into an expense limitation agreement with respect to certain Portfolios. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, and extraordinary expenses) to not more than the amounts specified above as "Net Total Annual Expenses." The amounts shown for the EQ/International Equity Index and EQ/Small Company Index portfolios reflect a .10% decrease in the portfolios' expense waiver. The amounts shown for the EQ/Morgan Stanley Emerging Markets Portfolio, reflect a .05% decrease in the portfolio's expense waiver. These decreases in the expense waivers were effective on May 1, 2001. Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that, among other things, such Portfolio has reached a sufficient size to permit such reimbursement to be made and provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. For more information see the prospectus for EQ Advisors Trust. The following chart indicates other expenses before any fee waivers and/or expense reimbursements that would have applied to each Portfolio. Portfolios that are not listed below do not have an expense limitation arrangement in effect.



-------------------------------------------------------------
                                          OTHER EXPENSES
                                         (BEFORE ANY FEE
                                         WAIVERS AND/OR
                                             EXPENSE
PORTFOLIO NAME                           REIMBURSEMENTS)
-------------------------------------------------------------
      EQ/Alliance Premier Growth            0.05%
      EQ/Alliance Technology                0.06%
      EQ/Balanced                           0.08%
      EQ/Bernstein Diversified Value        0.15%
      EQ/Capital Guardian International     0.20%
      EQ/Capital Guardian Research          0.16%
      EQ/Capital Guardian U.S. Equity       0.11%
      EQ/Evergreen Omega                    0.83%
      EQ/FI Mid Cap                         0.27%
      EQ/FI Small/Mid Cap Value             0.19%
      EQ/International Equity Index         0.44%
      EQ/J.P. Morgan Core Bond              0.11%
-------------------------------------------------------------


-------------------------------------------------------------
                                        OTHER EXPENSES
                                        (BEFORE ANY FEE
                                        WAIVERS AND/OR
                                            EXPENSE
PORTFOLIO NAME                          REIMBURSEMENTS)
-------------------------------------------------------------
      EQ/Janus Large Cap Growth             0.22%
      EQ/Lazard Small Cap Value             0.14%
      EQ/Mercury Basic Value Equity         0.10%
      EQ/MFS Investors Trust                0.13%
      EQ/MFS Research                       0.07%
      EQ/Morgan Stanley Emerging
       Markets Equity                       0.52%
      EQ/Putnam Growth & Income Value       0.12%
      EQ/Putnam International Equity        0.22%
      EQ/Putnam Investors Growth            0.10%
      EQ/Small Company Index                0.43%
-------------------------------------------------------------

-----
14
--------------------------------------------------------------------------------


EXAMPLES
The examples below show the expenses that a hypothetical contract owner (who has elected Protection Plus) would pay in the situation illustrated. We assume that a $1,000 contribution plus a $40 credit (which may be subject to recovery) is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option.(1) Since the Protection Plus feature only applies under certain contracts, expenses would be lower for contracts that do not have this feature.
The examples assume the continuation of Total Annual Expenses (after expense limitation) shown for each portfolios of EQ Advisors Trust in the table, above, for the entire one, three, five and ten year periods included in the example. The charges used in the examples are the maximum charges rather than the lower current charges.
The example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.




----------------------------------------------------------------------------------------------

                                               IF YOU SURRENDER YOUR CONTRACT AT THE END OF
                                                EACH PERIOD SHOWN, THE EXPENSES WOULD BE:
                                          ----------------------------------------------------
                                              1 YEAR      3 YEARS      5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------
EQ/Aggressive Stock                         $ 110.79     $ 164.28     $ 210.38     $ 337.79
EQ/Alliance Common Stock                    $ 109.05     $ 159.08     $ 201.79     $ 321.09
EQ/Alliance High Yield                      $ 110.79     $ 164.28     $ 210.38     $ 337.79
EQ/Alliance Money Market                    $ 107.85     $ 155.49     $ 195.85     $ 309.44
EQ/Alliance Premier Growth                  $ 113.31     $ 171.72     $ 222.63     $ 361.33
EQ/Alliance Small Cap Growth                $ 112.32     $ 168.82     $ 217.85     $ 352.19
EQ/Alliance Technology                      $ 113.31     $ 171.72     $ 222.63     $ 361.33
EQ/Balanced                                 $ 110.58     $ 163.63     $ 209.31     $ 335.72
EQ/Bernstein Diversified Value              $ 111.12     $ 165.25     $ 211.98     $ 340.89
EQ/Capital Guardian International           $ 113.85     $ 173.34     $ 225.27     $ 366.38
EQ/Capital Guardian Research                $ 111.12     $ 165.25     $ 211.98     $ 340.89
EQ/Capital Guardian U.S. Equity             $ 111.12     $ 165.25     $ 211.98     $ 340.89
EQ/Equity 500 Index                         $ 106.86     $ 152.55     $ 190.97     $ 299.81
EQ/Evergreen Omega                          $ 111.12     $ 165.25     $ 211.98     $ 340.89
EQ/FI Mid Cap                               $ 111.67     $ 166.87     $ 214.65     $ 346.04
EQ/FI Small/Mid Cap Value                   $ 112.76     $ 170.11     $ 219.97     $ 356.26
EQ/International Equity Index               $ 112.76     $ 170.11     $ 219.97     $ 356.26
EQ/Janus Large Cap Growth                   $ 113.31     $ 171.72     $ 222.63     $ 361.33
EQ/J.P. Morgan Core Bond                    $ 109.48     $ 160.38     $ 203.94     $ 325.29
EQ/Lazard Small Cap Value                   $ 112.76     $ 170.11     $ 219.97     $ 356.26
EQ/Mercury Basic Value Equity               $ 111.12     $ 165.25     $ 211.98     $ 340.89
EQ/MFS Emerging Growth Companies            $ 111.34     $ 165.90     $ 213.05     $ 342.96
EQ/MFS Investors Trust                      $ 111.12     $ 165.25     $ 211.98     $ 340.89
EQ/MFS Research                             $ 111.12     $ 165.25     $ 211.98     $ 340.89
EQ/Morgan Stanley Emerging Markets Equity   $ 120.40     $ 192.57     $ 256.58     $ 424.93
EQ/Putnam Growth & Income Value             $ 111.12     $ 165.25     $ 211.98     $ 340.89
EQ/Putnam International Equity              $ 114.40     $ 174.95     $ 227.91     $ 371.40
EQ/Putnam Investors Growth                  $ 111.12     $ 165.25     $ 211.98     $ 340.89
EQ/Small Company Index                      $ 110.03     $ 162.01     $ 206.63     $ 330.52
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                              IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE
                                                 END OF EACH PERIOD SHOWN, THE EXPENSES
                                                               WOULD BE:
                                            ----------------------------------------------------
                                             1 YEAR     3 YEARS     5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                         $ 30.79     $  94.28   $ 160.38     $ 337.79
EQ/Alliance Common Stock                    $ 29.05     $  89.08   $ 151.79     $ 321.09
EQ/Alliance High Yield                      $ 30.79     $  94.28   $ 160.38     $ 337.79
EQ/Alliance Money Market                    $ 27.85     $  85.49   $ 145.85     $ 309.44
EQ/Alliance Premier Growth                  $ 33.31     $ 101.72   $ 172.63     $ 361.33
EQ/Alliance Small Cap Growth                $ 32.32     $  98.82   $ 167.85     $ 352.19
EQ/Alliance Technology                      $ 33.31     $ 101.72   $ 172.63     $ 361.33
EQ/Balanced                                 $ 30.58     $  93.63   $ 159.31     $ 335.72
EQ/Bernstein Diversified Value              $ 31.12     $  95.25   $ 161.98     $ 340.89
EQ/Capital Guardian International           $ 33.85     $ 103.34   $ 175.27     $ 366.38
EQ/Capital Guardian Research                $ 31.12     $  95.25   $ 161.98     $ 340.89
EQ/Capital Guardian U.S. Equity             $ 31.12     $  95.25   $ 161.98     $ 340.89
EQ/Equity 500 Index                         $ 26.86     $  82.55   $ 140.97     $ 299.81
EQ/Evergreen Omega                          $ 31.12     $  95.25   $ 161.98     $ 340.89
EQ/FI Mid Cap                               $ 31.67     $  96.87   $ 164.65     $ 346.04
EQ/FI Small/Mid Cap Value                   $ 32.76     $ 100.11   $ 169.97     $ 356.26
EQ/International Equity Index               $ 32.76     $ 100.11   $ 169.97     $ 356.26
EQ/Janus Large Cap Growth                   $ 33.31     $ 101.72   $ 172.63     $ 361.33
EQ/J.P. Morgan Core Bond                    $ 29.48     $  90.38   $ 153.94     $ 325.29
EQ/Lazard Small Cap Value                   $ 32.76     $ 100.11   $ 169.97     $ 356.26
EQ/Mercury Basic Value Equity               $ 31.12     $  95.25   $ 161.98     $ 340.89
EQ/MFS Emerging Growth Companies            $ 31.34     $  95.90   $ 163.05     $ 342.96
EQ/MFS Investors Trust                      $ 31.12     $  95.25   $ 161.98     $ 340.89
EQ/MFS Research                             $ 31.12     $  95.25   $ 161.98     $ 340.89
EQ/Morgan Stanley Emerging Markets Equity   $ 40.40     $ 122.57   $ 206.58     $ 424.93
EQ/Putnam Growth & Income Value             $ 31.12     $  95.25   $ 161.98     $ 340.89
EQ/Putnam International Equity              $ 34.40     $ 104.95   $ 177.91     $ 371.40
EQ/Putnam Investors Growth                  $ 31.12     $  95.25   $ 161.98     $ 340.89
EQ/Small Company Index                      $ 30.03     $  92.01   $ 156.63     $ 330.52
-------------------------------------------------------------------------------------------------



(1) The amount accumulated from the $1,000 contribution plus the $40 credit could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity

-----
15
--------------------------------------------------------------------------------
   payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of as payments under an annuity payout option. See "Accessing your money."


IF YOU ELECT A VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION:


Assuming an annuity payout option could be issued (see note (1) above), and you elect a Variable Immediate Annuity payout option, the expenses shown in the examples for "if you do not surrender your contract" would, in each case, be increased by $6.08 based on the average amount applied to annuity payout options in 2000. See "Annuity administrative fee" in "Charges and expenses."


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2000.

1
Contract features and benefits

-----
16
--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We require a minimum initial contribution of $10,000 for you to purchase a contract. You may make additional contributions of at least $1,000 each, subject to limitations noted below. The following table summarizes our rules regarding contributions to your contract. All ages in the table refer to the age of the annuitant named in the contract.


--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                     AVAILABLE
 CONTRACT          FOR ANNUITANT                                               LIMITATIONS ON
 TYPE               ISSUE AGES         SOURCE OF CONTRIBUTIONS                 CONTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------
NQ                 0 through 80      o After-tax money.                       o No additional contributions
                                                                                after age 81.
                                     o Paid to us by check or
                                       transfer of contract value in
                                       a tax-deferred exchange
                                       under Section 1035 of the
                                       Internal Revenue Code.
---------------------------------------------------------------------------------------------------------------------
Rollover IRA       20 through 78     o Rollovers from a qualified plan.       o No contributions after age 79.

                                     o Rollovers from a TSA contract or       o Contributions after age 70-1/2 must be
                                       other 403(b) arrangement.                net of required minimum distributions.

                                     o Rollovers from another traditional     o Although we accept regular
                                       individual retirement arrangement.       contributions (limited to $2,000 per
                                                                                year) under the Rollover IRA contracts,
                                     o Direct custodian-to-custodian            we intend that this contract be used
                                       transfers from another traditional       primarily for rollover and direct transfer
                                       individual retirement arrangement.       contributions. Please refer to
                                                                                "Withdrawals, payments and transfers
                                     o Regular IRA contributions.               of funds out of traditional IRAs" in "Tax
                                                                                Information" for a discussion of
                                                                                conduit IRAs.
--------------------------------------------------------------------------------------------------------------------------------

-----
17
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                     AVAILABLE
CONTRACT            FOR ANNUITANT                                              LIMITATIONS ON
TYPE                 ISSUE AGES         SOURCE OF CONTRIBUTIONS                CONTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
Roth Conversion IRA   20 through 78     o Rollovers from another                o No additional rollover or direct transfer
                                          Roth IRA.                               contributions after age 79.

                                        o Conversion rollovers from a           o Conversion rollovers after age 70-1/2
                                          traditional IRA.                        must be net of required minimum
                                                                                  distributions for the traditional IRA you
                                        o Direct transfers from another Roth      are rolling over.
                                          IRA
                                                                                o You cannot roll over funds from a
                                                                                  traditional IRA if your adjusted gross
                                                                                  income is $100,000 or more.

                                                                                o Regular contributions are not
                                                                                  permitted.

                                                                                o Only rollover and direct transfer
                                                                                  contributions are permitted.
--------------------------------------------------------------------------------------------------------------------------------
Rollover TSA        20 through 78     o Rollovers from a TSA contract or        o Additional rollover or direct transfer
                                        other 403(b) arrangement.                 contributions may be made up to age 79.

                                      o Rollovers from a traditional IRA        o Contributions after age 70-1/2 must be
                                        which was a "conduit" for TSA funds       net of required minimum distributions.
                                        previously rolled over.
                                                                                o Ongoing payroll contributions are not
                                      o Direct transfer from another TSA          permitted.
                                        contract or arrangement, complying
                                        with IRS Revenue Ruling 90-24.          o Employer-remitted contributions are
                                                                                  not permitted.

This contract may not be available in your state.
--------------------------------------------------------------------------------------------------------------------------------

-----
18
--------------------------------------------------------------------------------


                    AVAILABLE
                   FOR ANNUITANT                                                LIMITATIONS ON
 CONTRACT TYPE     ISSUE AGES         SOURCE OF CONTRIBUTIONS                  CONTRIBUTIONS
QP                 20 through 70     o Only transfer contributions from an     o Regular ongoing payroll contributions
                                       existing qualified plan trust as a          are not permitted.
                                       change of investment vehicle under
                                       the plan.                               o Only one additional transfer
                                                                                 contribution may be made during a
                                     o The plan must be qualified under          contract year.
                                       Section 401(a) of the Internal
                                       Revenue Code.                           o No additional transfer contributions
                                                                                 after age 71.
                                     o For 401(k) plans, transferred
                                       contributions may only include          o For defined benefit plans, employee
                                       employee pre-tax contributions.           contributions are not permitted.


Please refer to Appendix II for a discussion of purchase considerations of QP contracts.
--------------------------------------------------------------------------------------------------------------------------------


See "Tax information" for a more detailed discussion of sources of contributions and certain contribution limitations. We may refuse to accept any contribution if the sum of all contributions under all Equitable Accumulator contracts with the same annuitant would then total more than $1,500,000. We may also refuse to accept any contribution if the sum of all contributions under all Equitable Life annuity accumulation contracts that you own would then total more than $2,500,000.

For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this prospectus.

-----
19
--------------------------------------------------------------------------------

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different than the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant.


Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix II for more information on QP contracts.


--------------------------------------------------------------------------------
A participant is an individual who is currently, or was formerly, participating in an eligible employer's QP or TSA plan.
--------------------------------------------------------------------------------

HOW YOU CAN MAKE YOUR CONTRIBUTIONS


Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to Equitable Life. We may also apply contributions made pursuant to a 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.


For your convenience, we will accept initial and additional contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose. Additional contributions may also be made under our automatic investment program. These methods of payment are discussed in detail in "More information" later in this prospectus.


Your initial contribution must generally be accompanied by an application and any other form we need to process the payments. If any information is missing or unclear, we will try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the registered representative submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.


--------------------------------------------------------------------------------

Our "business day" is generally any day the New York Stock Exchange is open for trading and generally ends at 4:00 p.m. Eastern Time. We may, however, close due to emergency conditions.
--------------------------------------------------------------------------------

WHAT ARE YOUR VARIABLE INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. Listed below are the currently available portfolios, their investment objectives, and their advisers.

--------------------------------------------------------------------------------
You can choose from among the variable investment options.
--------------------------------------------------------------------------------

-----
20
--------------------------------------------------------------------------------


PORTFOLIOS OF EQ ADVISORS TRUST


          You should note that some EQ Advisors Trust portfolios have objectives and strategies that are substantially similar to those of certain retail funds; they may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.


-------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO NAME                                  OBJECTIVE                        ADVISER
-------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                       Long-term growth of capital             Alliance Capital Management L.P.
                                                                                  Marsico Capital Management, LLC
                                                                                  MFS Investment Management
--------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                  Long-term growth of capital and         Alliance Capital Management L.P.
                                          increasing
                                          income
-----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance High Yield                    High total return through a             Alliance Capital Management L.P.
                                          combination of current income
                                          and capital appreciation by investing
                                          generally in high yield securities
--------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Money Market                  High level of current income, preserve  Alliance Capital Management L.P.
                                          its assets and maintain liquidity
--------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                Long-term growth of capital             Alliance Capital Management L.P.
--------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth              Long-term growth of capital             Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology                    Long-term growth of capital             Alliance Capital Management L.P.
---------------------------------------------------------------------------------------------------------------------------
EQ/Balanced                               High return through both appreciation   Alliance Capital Management L.P.
                                          of capital and current income           Capital Guardian Trust Company
                                                                                  Prudential Investments Fund
                                                                                  Management LLC
                                                                                  Jennison Associates LLC
-----------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value            Capital appreciation                    Alliance Capital Management L.P., through
                                                                                  its Bernstein Research and Management Unit
-----------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International         Long-term growth of capital             Capital Guardian Trust Company
-----------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research              Long-term growth of capital             Capital Guardian Trust Company
-----------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity           Long-term growth of capital             Capital Guardian Trust Company
-----------------------------------------------------------------------------------------------------------------------------

-----
21
--------------------------------------------------------------------------------


PORTFOLIOS OF EQ ADVISORS TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO NAME                    OBJECTIVE                                          ADVISER
--------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index              Total return before expenses that approximates     Alliance Capital Management L.P.
                                 the total return performance of the S&P 500
                                 Index, including reinvestment of dividends, at
                                 a risk level consistent with that of the
                                 Standard & Poor's 500 Stock Index.
--------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega               Long-term capital growth                           Evergreen Investment Management
                                                                                     Company, LLC
--------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                    Long-term growth of capital                        Fidelity Management & Research Company
--------------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value        Long-term capital appreciation                     Fidelity Management & Research Company
--------------------------------------------------------------------------------------------------------------------------------
EQ/International Equity Index    Replicate as closely as possible (before           Deutsche Asset Management, Inc.
                                 deduction of portfolio expenses) the total
                                 return of the Morgan Stanley Capital
                                 International Europe, Australia, Far East Index
--------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond         High total return consistent with moderate risk    J.P. Morgan Investment Management Inc.
                                 of capital and maintenance of liquidity
--------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth        Long-term growth in a manner that is consistent    Janus Capital Corporation
                                 with preservation of capital
--------------------------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value        Capital appreciation                               Lazard Asset Management
--------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth           Long-term capital growth                           MFS Investment Management
 Companies
--------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust           Long-term growth of capital with a secondary       MFS Investment Management
                                 objective to seek reasonable current income
--------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Research                  Long-term growth of capital and future income      MFS Investment Management
--------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity    Capital appreciation and secondarily, income       Mercury Advisors
--------------------------------------------------------------------------------------------------------------------------------
EQ/Morgan Stanley Emerging       Long-term capital appreciation                     Morgan Stanley Asset Management
 Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value  Capital growth, current income a secondary         Putnam Investment Management, LLC
                                 objective
--------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity   Capital appreciation                               Putnam Investment Management, LLC
--------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Investors Growth       Long-term growth of capital and any increased      Putnam Investment Management, LLC
                                 income that results from this growth
--------------------------------------------------------------------------------------------------------------------------------

-----
22
--------------------------------------------------------------------------------



PORTFOLIOS OF EQ ADVISORS TRUST (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO NAME           OBJECTIVE                                              ADVISER
--------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index   Replicate as closely as possible (before                Deutsche Asset Management, Inc.
                         deduction of portfolio expenses) the total return
                         of the Russell 2000 Index
--------------------------------------------------------------------------------------------------------------------------------


Other important information about the portfolios is included in the prospectus for EQ Advisors Trust attached at the end of this prospectus.

-----
23
--------------------------------------------------------------------------------

ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to one or more, or all, of the variable investment options. Allocations must be in whole percentages and you may change your allocations at any time. However, the total of your allocations must equal 100%. Once contributions are allocated to the variable investment options they become part of your account value. We discuss account value in "Determining your contract's value."


CREDITS


A credit will also be allocated to your account value at the same time that we allocate your contribution. The amount of the credit is equal to 4% of the amount of each contribution. Credits are allocated to the same variable investment options based on the same percentages used to allocate your contributions.

We will recover the amount of the credit if you exercise your right to cancel the contract. See "Your right to cancel within a certain number of days," below. Also, if you start receiving annuity payments within three years of making any additional contribution, we will recover the amount of the credit that applies to that contribution.

We do not consider credits to be contributions for purposes of any discussion in this prospectus. Credits are also not considered to be part of your investment in the contract for tax purposes.

We use a portion of the mortality and expense risks charge and withdrawal charge to help recover our cost of providing the credit. See "Charges and expenses" below. Under certain circumstances, the charge associated with the credit may exceed the sum of the credit and any related earnings. You should consider this possibility before purchasing the contract.



GUARANTEED MINIMUM DEATH BENEFIT


Guaranteed minimum death benefit applicable for annuitant ages 0 through 79 at issue of NQ contracts; 20 through 78 at issue of Rollover IRA, Roth Conversion IRA and Rollover TSA contracts; and 20 through 70 at issue of QP contracts.


You may elect either the "5% roll up to age 80" or the "annual ratchet to age 80" guaranteed minimum death benefit when you apply for a contract. Once you have made your election, you may not change it.

5% ROLL UP TO AGE 80. On the contract date, the guaranteed minimum death benefit is equal to your initial contribution plus the credit. Thereafter, the guaranteed minimum death benefit will be credited with interest each day through the annuitant's age 80. The effective annual interest rate is 5% except for amounts invested in the Alliance Money Market option and amounts in the loan reserve account (applicable to Rollover TSA contracts only). Amounts in the Alliance Money Market option and in the loan reserve account will be credited with interest at a 3% effective annual rate. No interest is credited after the annuitant is age 80.

If you make additional contributions, we will increase your current guaranteed minimum death benefit by the dollar amount of the additional contribution plus the amount of the credit on the date the contribution is allocated to your variable investment options. If you take a withdrawal from your contract, we will adjust your guaranteed minimum death benefit for the withdrawal on the date you take the withdrawal.

The 5% roll up to age 80 guaranteed minimum death benefit is not available in New York.

ANNUAL RATCHET TO AGE 80. On the contract date, your guaranteed minimum death benefit equals your initial contribution plus the credit. Then, on each contract date anniversary, we will determine your guaranteed minimum death benefit by comparing your current guaranteed minimum death benefit to your account value on that contract date anniversary. If your account value is higher than your guaranteed minimum death benefit, we will increase your guaranteed minimum death benefit to equal your account value. On the other hand, if your account value on the contract date anniversary is less than your guaranteed minimum death benefit, we will not adjust your guaranteed minimum death benefit either up or down.

-----
24
--------------------------------------------------------------------------------
If you make additional contributions, we will increase your current guaranteed minimum death benefit by the dollar amount of the contribution plus the amount of the credit on the date the contribution is allocated to your variable investment options. If you take a withdrawal from your contract, we will reduce your guaranteed minimum death benefit on the date you take the withdrawal.


GUARANTEED MINIMUM DEATH BENEFIT APPLICABLE FOR AN ANNUITANT THAT IS AGE 80 AT ISSUE.

On the contract date, your guaranteed minimum death benefit equals your initial contribution plus the credit. Thereafter, it will be increased by the dollar amount of any additional contributions plus the credit. We will adjust your guaranteed minimum death benefit if you take any withdrawals.

          -------------------------------------

Please see "How withdrawals affect your guaranteed minimum death benefit" in "Accessing your money" for information on how withdrawals affect your guaranteed minimum death benefit.

See Appendix III for an example of how we calculate the guaranteed minimum death benefit.

PROTECTION PLUS

Subject to state availability, if you are purchasing a contract under which the Protection Plus feature is available, you may elect the Protection Plus death benefit at the time you purchase your contract. Protection Plus provides an additional death benefit as described below. Although we do not offer the Protection Plus feature for any contract other than nonqualified as of the date of this Prospectus, we anticipate offering it later in 2001 for all types of IRA contracts. See the appropriate part of "Tax information" for the potential tax consequences of electing to purchase the Protection Plus feature in either an NQ or an IRA contract.

If the annuitant is 69 or younger when we issue your contract (or if the successor owner/annuitant is 69 or younger when he or she becomes the successor owner/annuitant), the death benefit will be:

the greater of:

o the account value or

o any applicable guaranteed minimum death benefit

Increased by:

40% of the lesser of:

o the total net contributions or

o the death benefit less total net contributions

For purposes of calculating your Protection Plus benefit, the following applies: (i) "Net contributions" are the total contributions made (or, if applicable, the total amount that would otherwise have been paid as a death benefit had the successor owner/annuitant election not been made plus any subsequent contributions) reduced on a pro rata basis to reflect withdrawals (including surrender charges). Credit amounts are not included in "net contributions." Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce net contributions by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If contributions aggregated $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and net contributions after the withdrawal would be $24,000 ($40,000-$16,000); (ii) "Death benefit" is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable guaranteed minimum death benefit as of the date of death.

If the annuitant is between the ages of 70 and 75 when we issue your contract (or if the successor owner/annuitant is between the ages of 70 and 75 when he or she becomes the successor owner/annuitant and Protection Plus had been elected at issue), the death benefit will be:
the greater of:

o the account value or

o any applicable guaranteed minimum death benefit

Increased by:

25% of the lesser of:

o the total net contributions (as described above) or

o the death benefit (as described above) less total net contributions

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25
--------------------------------------------------------------------------------

Protection Plus must be elected when the contract is first issued; neither the owner nor the Successor/Owner Annuitant can add it subsequently.



YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer.

Generally, your refund will equal your account value under the contract on the day we receive notification to cancel the contract and will reflect any investment gain or loss in the variable investment options that also reflect the daily charges we deduct through the date we receive your contract. Please note that you will forfeit the credit by exercising this right of cancellation. Some states require that we refund the full amount of your contribution (not reflecting any investment gain or loss). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you may apply for a contract with us again if:

o you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth Conversion IRA contract, you may cancel your Roth Conversion IRA contract and return to a Rollover IRA contract. Our processing office or your registered representative can provide you with the cancellation instructions.

2
Determining your contract's value

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26
--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total value you have in the variable investment options and in the loan reserve account (applies for Rollover TSA contracts only). These amounts are subject to certain fees and charges discussed in "Charges and expenses."

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value less: (i) any applicable withdrawal charge and (ii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money."


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)     mortality and expense risks;

(ii)    administrative, and

(iii)   distribution charges.


On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:


(i)     increased to reflect additional contributions;

(ii)    decreased to reflect a withdrawal (plus applicable withdrawal charges);

(iii) increased to reflect transfer into, or decreased to reflect transfer out of a variable investment option; or

(iv) decreased to reflect your loan amount to the loan reserve account under a Rollover TSA contract.


Also, when we deduct the Protection Plus benefit charge, the number of units credited to your contract will be reduced. A description of how unit values are calculated is found in the SAI.

3
Transferring your money among the variable investment options


-----
27
--------------------------------------------------------------------------------
TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the variable investment options.


You may request a transfer in writing or by telephone using TOPS. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:


(1) the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3) the investment options to and from which you are transferring.

We will confirm all transfers in writing.



DISRUPTIVE TRANSFER ACTIVITY

You should note that the Accumulator Plus contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kinds of strategies and transfer activities are disruptive to the underlying portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options are disruptive to the underlying portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of one or more owners.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.



DOLLAR COST AVERAGING YOUR ACCOUNT VALUE


Dollar cost averaging allows you to gradually transfer amounts from the EQ/Alliance Money Market option to the other variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.


--------------------------------------------------------------------------------
Units measure your value in each variable investment option
--------------------------------------------------------------------------------

If your value in the EQ/Alliance Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. You can select to have transfers made on a monthly, quarterly, or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Alliance Money Market option have been transferred out.

The minimum amount that we will transfer each time is $250. The maximum amount we will transfer is equal to your value in the EQ/Alliance Money Market option at the time the program is elected, divided by the number of transfers scheduled to be made.

If, on any transfer date, your value in the EQ/Alliance Money Market option is equal to or less than the amount you have

-----
28
-------------------------------------------------------------------------------
elected to have transferred, the entire amount will be transferred. The dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

You may not elect dollar cost averaging if you are participating in the rebalancing program.


REBALANCING YOUR ACCOUNT VALUE

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. You must tell us:

(a) the percentage you want invested in each variable investment option (whole percentages only), and


(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.


While your rebalancing program is in effect, we will transfer amounts among each variable investment option so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value must be included in the rebalancing program.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your registered representative or other financial adviser before electing the program.
--------------------------------------------------------------------------------
You may elect the rebalancing program at any time. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while the rebalancing program is in effect, we will process the transfer as requested; the rebalancing program will remain in effect unless you request that it be canceled in writing.


You may not elect the rebalancing program if you are participating in the dollar cost averaging program.

4
Accessing your money

-----
29
--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of withdrawals, see "Tax information."




--------------------------------------------------------------------------------
                              METHOD OF WITHDRAWAL
--------------------------------------------------------------------------------
                                                                     LIFETIME
                                                                     REQUIRED
                                                  SUBSTANTIALLY      MINIMUM
CONTRACT           LUMP SUM       SYSTEMATIC          EQUAL         DISTRIBUTION
--------------------------------------------------------------------------------
NQ                    Yes            Yes               No                No
--------------------------------------------------------------------------------
Rollover
  IRA                 Yes            Yes               Yes              Yes
--------------------------------------------------------------------------------
Roth
  Conversion
  IRA                 Yes            Yes               Yes               No
--------------------------------------------------------------------------------
Rollover
  TSA*                Yes            Yes               No               Yes
--------------------------------------------------------------------------------
QP                    Yes             No               No               Yes
--------------------------------------------------------------------------------


* For some Rollover TSA contracts, your ability to take withdrawals, loans or surrender your contract may be limited. You must provide withdrawal restriction information when you apply for a contract. See "Tax Sheltered Annuity Contracts (TSAs)" in "Tax Information."


LUMP SUM WITHDRAWALS
(ALL CONTRACTS)

You may take lump sum withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions). The minimum amount you may withdraw is $300. If you request to withdraw more than 90% of a contract's current cash value we will treat it as a request to surrender the contract for its cash value. See "Surrendering your contract to receive its cash value" below.

Lump sum withdrawals in excess of the 15% free withdrawal amount (see "15% free withdrawal amount" in "Charges and expenses") may be subject to a withdrawal charge. Under Rollover TSA contracts, if a loan is outstanding, you may only take lump sum withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.



SYSTEMATIC WITHDRAWALS
(NQ, Rollover TSA, Rollover IRA, and Roth Conversion IRA contracts only)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions).


You may take systematic withdrawals on a monthly, quarterly, or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 1.2% monthly, 3.6% quarterly, and 15.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a lump sum withdrawal. You can cancel the systematic withdrawal option at any time.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a lump sum withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 15% free withdrawal amount.

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30
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SUBSTANTIALLY EQUAL WITHDRAWALS
(Rollover IRA and Roth Conversion IRA contracts only)

The substantially equal withdrawals option allows you to receive distributions from your account value without triggering the 10% additional federal tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information." Once you begin to take substantially equal withdrawals, you should not stop them or change the pattern of your withdrawals until after the later of age 59-1/2 or five full years after the first withdrawal. If you stop or change the withdrawals or take a lump sum withdrawal, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on those withdrawals.

You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. You may not elect to receive the first payment in the same contract year in which you took a lump sum withdrawal. We will calculate the amount of your substantially equal withdrawals based on the method you choose from the choices we offer. The payments will be made monthly, quarterly, or annually as you select. These payments will continue until we receive written notice from you to cancel this option or you take a lump sum withdrawal. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same contract year in which you took a lump sum withdrawal. We will calculate the new withdrawal amount.

Substantially equal withdrawals are not subject to a withdrawal charge.



LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA, Rollover TSA and QP contracts only -- See "Tax information")

We offer the minimum distribution withdrawal option to help you meet lifetime required minimum distributions under federal income tax rules. You may elect this option in the year in which you reach age 70-1/2. The minimum amount we will pay out is $250. You may elect the method you want us to use to calculate your minimum distribution withdrawals from the choices we offer. Currently, minimum distribution withdrawal payments will be made annually. See the "Required minimum distributions" section in "Tax Information" for your specific type of retirement arrangement.


We do not impose a withdrawal charge on minimum distribution withdrawals except if when added to a lump sum withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 15% free withdrawal amount.

We will calculate your annual payment based on your account value at the end of the prior calendar year based on the method you choose.

Under Rollover TSA contracts, you may not elect minimum distribution withdrawals if a loan is outstanding.

--------------------------------------------------------------------------------
For Rollover IRA, Rollover TSA and QP contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------
How withdrawals are taken from your account value

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options.


HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM DEATH BENEFIT

Withdrawals will reduce your guaranteed minimum death benefit on either a dollar-for-dollar basis or on a pro rata basis as explained below:

5% roll up to age 80 -- If you elect the 5% roll up to age 80 guaranteed minimum death benefit, your current guaranteed minimum death benefit will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a contract year is 5% or less of the guaranteed minimum death benefit on the most recent contract date anniversary. Once you take a withdrawal that causes the sum of your withdrawals in a

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31
--------------------------------------------------------------------------------
contract year to exceed 5% of the guaranteed minimum death benefit on the most recent contract date anniversary, that withdrawal and any subsequent withdrawals in that same contract year will reduce your current guaranteed minimum death benefit on a pro rata basis.


The timing of your withdrawals and whether they exceed the 5% threshold described above can have a significant impact on your guaranteed minimum death benefit.


Annual ratchet to age 80 -- If you elect the annual ratchet to age 80 guaranteed minimum death benefit, each withdrawal will always reduce your current guaranteed minimum death benefit on a pro rata basis.

Annuitant issue age 80 -- If your contract was issued when the annuitant was age 80, each withdrawal will always reduce your current guaranteed minimum death benefit on a pro rata basis.
          -------------------------------------
Reduction on a dollar-for-dollar basis means that your current benefit will be reduced by the dollar amount of the withdrawal. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your guaranteed minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x
 .40) and your new guaranteed minimum death benefit after the withdrawal would be $24,000 ($40,000 - $16,000).



LOANS UNDER ROLLOVER TSA CONTRACTS


You may take loans from a Rollover TSA unless restricted by the employer who provided the Rollover TSA funds. If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the funds told us when you purchased your contract. The employer must also tell us whether special employer plan rules of the Employee Retirement Income Security Act of 1974 ("ERISA") apply. We will not permit you to take a loan while you are taking minimum distribution withdrawals.

You should read the terms and conditions on our loan request form carefully before taking out a loan. Under Rollover TSA contracts subjected to ERISA, you may only take a loan with the written consent of your spouse. Your contract contains further details of the loan provision. Also, see "Tax information" below, for general rules applicable to loans.

We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of the loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1) the date annuity payments begin,

(2) the date the contract terminates, and

(3) the date a death benefit is paid (the outstanding loan will be deducted from the death benefit amounts).

Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined.


LOAN RESERVE ACCOUNT

On the date your loan is processed, we will transfer the amount of your loan to the loan reserve account. Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options.

We will credit interest to the amount in the loan reserve account at a rate of 2% lower than the loan interest rate that applies for the time your loan is outstanding. On each contract date anniversary after the date the loan is processed, we will transfer the amount of interest earned in the loan reserve account to the variable investment options on a pro rata basis. When you make a loan repayment, unless you specify

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32
--------------------------------------------------------------------------------

otherwise, we will transfer the dollar amount of the loan repaid from the loan reserve account to the investment options according to the allocation percentages we have on our records. Loan repayments are not considered contributions and therefore are not eligible for additional credits.


SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions). For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information."


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.


YOUR ANNUITY PAYOUT OPTIONS

Equitable Accumulator Plus offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments which can be either level or increasing, and others enable you to receive variable annuity payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue.



-------------------------------------------------------------
Fixed annuity payout options     Life annuity
                                 Life annuity with period
                                   certain
                                 Life annuity with refund
                                   certain
                                 Period certain annuity
-------------------------------------------------------------
Variable Immediate Annuity       Life annuity (not available
   payout options                  in New York)
                                 Life annuity with period
                                   certain
-------------------------------------------------------------
Income Manager payout            Life annuity with period
   options                         certain
                                 Period certain annuity

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity

-----
33
--------------------------------------------------------------------------------

   with a period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.


FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your registered representative. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable annuities may be funded through your choice of variable investment options investing in portfolios of EQ Advisors Trust. The contract also offers a fixed annuity payout option that can be elected in combination with the variable annuity payout options. The amount of each variable annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


INCOME MANAGER PAYOUT OPTIONS

The Income Manager payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager payout annuity contract. You may request an illustration of the Income Manager payout annuity contract from your registered representative. Income Manager payout options are described in a separate prospectus that is available from your registered representative. Before you select an Income Manager payout option, you should read the prospectus which contains important information that you should know.

Both Income Manager payout options provide guaranteed level payments (NQ and IRA contracts). The Income Manager (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect a period certain Income Manager payout option unless withdrawal charges are no longer in effect under your Equitable Accumulator Plus.

For QP and Rollover TSA contracts, if you want to elect an Income Manager payout option, we will first roll over amounts in such contract to a Rollover IRA contract. You will be the owner of the Rollover IRA contract.

You may choose to apply only part of the account value of your Equitable Accumulator Plus contract to an Income Manager payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Equitable Accumulator Plus. For the tax consequences of withdrawals, see "Tax information."

------
34
--------------------------------------------------------------------------------

Depending upon your circumstances, the purchase of an Income Manager contract may be done on a tax-free basis. Please consult you tax adviser.


The amount applied to purchase an annuity payout option

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges.

For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.

For the fixed annuity payout option, the withdrawal charge applicable under your Equitable Accumulator Plus is imposed if you select a period certain. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.

For the Income Manager payout options, no withdrawal charge is imposed under the Equitable Accumulator Plus. If the withdrawal charge that otherwise would have been applied to your account value under your Equitable Accumulator Plus is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager will apply. For this purpose, the year in which your account value is applied to the payout option will be "contract year 1."


SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin, unless you are applying only some of your account value to an Income Manager contract. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than five years from the contract date. Except with respect to Income Manager annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the contract date anniversary that follows the annuitant's 90th birthday. This may be different in some states.

If you elect to start receiving annuity payments within three years of making an additional contribution, we will recover the amount of any credit that applies to that contribution.

Before the last day by which your annuity payments must begin, we will notify you by letter. Once you have selected an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender if an Income Manager annuity payout option is chosen.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier.

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

5
Charges and expenses

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CHARGES THAT EQUITABLE LIFE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o A mortality and expense risks charge

o An administrative charge

o A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.


o A charge for Protection Plus, if you elect this optional benefit.


More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your registered representative for more information.


MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the guaranteed minimum death benefit. The daily charge is equivalent to an annual rate of 1.10% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect. A portion of this charge also compensates us for the contract credit. For a discussion of the credit, see "Credits" in "Contracts features and benefits." We expect to make a profit from this charge.


ADMINISTRATIVE CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option. We reserve the right under the contracts to increase this charge to an annual rate of 0.35%.


DISTRIBUTION CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option.


WITHDRAWAL CHARGE

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 15% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value. A portion of this charge also compensates us for the contract credit. For a discussion of the credit, see "Credits" in "Contracts features and benefits." We expect to make a profit from this charge.

The withdrawal charge equals a percentage of the contributions withdrawn. We do not consider credits to be contributions. Therefore, there is no withdrawal charge associated with a credit.



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The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:




-----------------------------------------------------------------------------------------------
                                          CONTRACT YEAR
-----------------------------------------------------------------------------------------------
                     1       2       3       4       5       6       7       8       9      10+
-----------------------------------------------------------------------------------------------
    Percentage of
    contribution     8%      8%      7%      6%      5%      4%      3%      2%      1%      0%
-----------------------------------------------------------------------------------------------



For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1." Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information."


In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to the same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each variable investment option. The withdrawal charge helps cover our sales expenses.

The withdrawal charge does not apply in the circumstances described below.


15% free withdrawal amount. Each contract year you can withdraw up to 15% of your account value without paying a withdrawal charge. The 15% free withdrawal amount is determined using your account value on the most recent contract date anniversary, minus any other withdrawals made during the contract year. The 15% free withdrawal amount does not apply if you surrender your contract.


DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME.

The withdrawal charge does not apply if:

(i) The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

(iii) The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:


  -- its main function is to provide skilled, intermediate, or custodial nursing care;

  -- it provides continuous room and board to three or more persons;

  -- it is supervised by a registered nurse or licensed practical nurse;

  -- it keeps daily medical records of each patient;

  -- it controls and records all medications dispensed; and

  -- its primary service is other than to provide housing for residents.


We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions as described in (i), (ii) and (iii) above existed at the time a contribution was remitted or if the condition that began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your registered representative can provide more information or you may contact our processing office.




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PROTECTION PLUS

If you elect Protection Plus, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.20% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options on a pro rata basis.



CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed by us varies by state and ranges from 0% to 3.5% (1% in Puerto Rico and 5% in the U.S. Virgin Islands).


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE


We deduct a fee of $350 from the amount to be applied to the Variable Immediate annuity payout option.



CHARGES THAT EQ ADVISORS TRUST DEDUCTS

EQ Advisors Trust deducts charges for the following types of fees and expenses:


o Management fees ranging from 0.25% to 1.15%.

o 12b-1 fees of 0.25%.

o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

o Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of EQ Advisors Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectus for EQ Advisors Trust following this prospectus.


GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge or change the minimum initial contribution requirements. We also may change the guaranteed minimum death benefit or offer variable investment options that invest in shares of EQ Advisors Trust that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for Rollover IRA and Roth Conversion IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others



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purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

6
Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you written confirmation when we receive your request. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee.


Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary so that the custodian can reinvest or distribute the death benefit as the beneficiary of the account desires.

The death benefit is equal to your account value, or, if greater, the guaranteed minimum death benefit. We determine the amount of the death benefit (other than the guaranteed minimum death benefit) and any amount applicable under the Protection Plus feature, as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment. The amount of the guaranteed minimum death benefit will be the guaranteed minimum death benefit as of the date of the annuitant's death, adjusted for any subsequent withdrawals. Under Rollover TSA contracts, we will deduct the amount of any outstanding loan plus accrued interest from the amount of the death benefit.



EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.


Generally, the death of the annuitant terminates the contract. However, a beneficiary spouse of the owner/annuitant can choose to be treated as the successor owner/annuitant and continue the contract. Only a spouse can be a successor owner/annuitant. A successor owner/annuitant can only be named under NQ and individually-owned IRA contracts.

For individually-owned IRA contracts, a beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.



WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions the owner changes after the original owner's death. When you are not the annuitant under an NQ contract and you die before annuity payments begin, the beneficiary named to receive the death benefit upon the annuitant's death will automatically become the successor owner. If you do not want this beneficiary to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section. The surviving owner automatically takes the place of any other beneficiary designation.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:


o The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (or in a joint ownership situation, the death of the first owner to die).

o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash five years after your death (or the death of the first owner to die).



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If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living.


HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" in "Accessing your money" earlier in this prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.


SUCCESSOR OWNER AND ANNUITANT

If you are both the contract owner and the annuitant, and your spouse is the sole beneficiary or the joint owner, then your spouse may elect to receive the death benefit or continue the contract as successor owner/annuitant.


If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of the annuitant's death, any required instructions, information and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal your guaranteed minimum death benefit as of the date of your death if such death benefit is greater than your account value, plus any amount applicable under the Protection Plus feature, and adjusted for any subsequent withdrawals. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Therefore, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. In determining whether the guaranteed minimum death benefit will continue to grow, we will use your surviving spouse's age (as of the contract date anniversary).

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.



BENEFICIARY CONTINUATION OPTION


Upon your death, under an IRA contract, a beneficiary may generally elect to keep the contract in your name and receive distributions under the contract instead of receiving the death benefit in a single sum. In order to elect this option, the beneficiary must be an individual. Certain trusts with only individual beneficiaries will be treated as individuals. We require this election to be made within 60 days following the date we receive proof of your death and before any other inconsistent election is made. We will increase the account value as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature to equal the guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus feature, and adjusted for any subsequent withdrawals. Except as noted in the next two sentences, the beneficiary continuation option is available if we have received regulatory clearance in your state. For Rollover IRA contracts, a similar beneficiary continuation option will be available until the beneficiary continuation option described in this prospectus is available. Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an Accumulator Plus individual retirement annuity contract, using the account beneficiary as the annuitant. Please contact our processing office for further information.


Under the beneficiary continuation option:

o The contract continues in your name for the benefit of your beneficiary.



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o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o The death benefit (including the guaranteed minimum death benefit) provision will no longer be in effect.


o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply. Any partial withdrawal must be least $300.

o Upon the death of the beneficiary, any remaining death benefit will be paid in a lump sum to the person named by the beneficiary, when we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment.

For traditional IRA contracts only, if you die after the "Required Beginning Date" for lifetime required minimum distributions (see "Tax information"), the contract will continue if:


(a) You were receiving minimum distribution withdrawals from this contract; and


(b) The pattern of minimum distribution withdrawals you chose was based in part on the life of the designated beneficiary.


The withdrawals will then continue to be paid to the beneficiary on the same basis as you chose before your death. We will be able to tell your beneficiary whether this option is available. You should contact our processing office for further information. See the "Required minimum distributions" discussion under "IRAs" in "Tax Information" below.

For all Roth IRAs and for traditional IRAs where you die before the Required Beginning Date, the beneficiary may choose one of the following two beneficiary continuation options.


1. Payments over life expectancy period. The beneficiary can receive annual minimum distributions based on the beneficiary's life expectancy. If there is more than one beneficiary, the shortest life expectancy is used. These minimum distributions must begin by December 31st of the calendar year following the year of your death. In some situations, a spouse beneficiary who elects to continue the contract in your name under the beneficiary continuation option instead of electing successor owner/annuitant status may choose to delay beginning the minimum distributions until December 31st of the calendar year in which you would have turned age 70-1/2.

2. Five Year Rule. The beneficiary can take withdrawals as desired. If the beneficiary does not withdraw the entire account value by the December 31st of the fifth calendar year following your death, we will pay any amounts remaining under the contract to the beneficiary by that date. If you have more than one beneficiary, and one of them elects this option, then all of your beneficiaries will receive this option.


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7
Tax information

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OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to Equitable Accumulator Plus contracts owned by United States taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, Rollover IRA, Roth Conversion IRA, QP or Rollover TSA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax, and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights under the contract, or payments under the contract may be subject to gift or estate taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.



BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs") and Code Section 403(b) Arrangements ("TSAs"), respectively: an IRA or 403(b) annuity contract such as this one, or an IRA or 403(b)(7) custodial or other qualified account. Annuity contracts can also be purchased in connection with retirement plans qualified under Code section 401 ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the extra credit on each contribution, choice of death benefits, selection of investment funds and choices of pay-out options that are available in Accumulator Plus, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect. See also Appendix II for a discussion of QP contracts.


TRANSFERS AMONG VARIABLE INVESTMENT OPTIONS


You can make transfers among variable investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person).




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 All nonqualified deferred annuity contracts that Equitable Life and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN


If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.


PROTECTION PLUS FEATURE

In order to enhance the amount of the death benefit to be paid at the Annuitant's death, you may purchase a Protection Plus rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Protection Plus rider is not part of the contract. IN SUCH A CASE, THE CHARGES FOR THE PROTECTION PLUS RIDER COULD BE TREATED FOR FEDERAL INCOME TAX PURPOSES AS A PARTIAL WITHDRAWAL FROM THE CONTRACT. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, Equitable would take all reasonable steps to attempt to avoid this result, which would include amending the contract (with appropriate notice to you).



CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant are the same under the source contract and the Equitable Accumulator Plus NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.


The tax basis, also referred to as your investment in the contract, of the source contract carries over to the Equitable Accumulator Plus NQ contract.


A recent case permitted an owner to direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of exchange.


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SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

EARLY DISTRIBUTION PENALTY TAX


If you take distributions before you are age 59-1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:


o  on or after your death; or

o because you are disabled (special federal income tax definition); or


o in the form of substantially equal periodic annuity payments for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a beneficiary.



OTHER INFORMATION


The IRS has stated that you will be considered the owner of the assets in the separate account if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has the authority to issue guidelines prescribing the circumstances in which your ability to direct your investment to particular portfolios within a separate account may cause you, rather than the insurance company, to be treated as the owner of the portfolio shares attributable to your nonqualified annuity contract. If you were to be considered the owner of the underlying shares, income and gains attributable to such portfolio shares would be currently included in your gross income for federal income tax purposes. Incidents of investment control could include among other items, the number of investment options available under a contract and/or the frequency of transfers available under the contract. In connection with the issuance of regulations concerning investment diversification in 1986, the Treasury Department announced that the diversification regulations did not provide guidance on investor control but that guidance would be issued in the form of regulations or rulings. As of the date of this prospectus, no such guidance has been issued. It is not known whether such guidelines, if in fact issued, would have retroactive adverse effect on existing contracts. We can not provide assurance as to the terms or scope of any future guidance nor any assurance that such guidance would not be imposed on a retroactive basis to contracts issued under this prospectus. We reserve the right to modify the contract as necessary to attempt to prevent you from being considered the owner of the assets of the separate account for tax purposes.


SPECIAL RULES FOR NQ CONTRACTS ISSUED IN PUERTO RICO

Under current law we treat income from NQ contracts as U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.


INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual



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retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically can include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o Traditional IRAs, typically funded on a pre-tax basis including SEP-IRAs and SIMPLE-IRAs, issued and funded in connection with employer-sponsored retirement plans; and

o Roth IRAs, first available in 1998, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS Web site (http://www.irs.gov).

Equitable Life designs its traditional IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA ("Rollover IRA") or Roth IRA ("Roth Conversion IRA"). This prospectus contains the information that the IRS requires you to have before you purchase an IRA. This section of the prospectus covers some of the special tax rules that apply to IRAs. The next section covers Roth IRAs. Education IRAs are not discussed in this prospectus because they are not available in individual retirement annuity form. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

The Equitable Accumulator Plus traditional and Roth IRA contracts have been approved by the IRS as to form for use as a traditional IRA and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The IRS approval does not address every feature possibly available under the Equitable Accumulator Plus traditional and Roth IRA contracts.


PROTECTION PLUS FEATURE

Although we do not offer the Protection Plus feature for any contract other than NQ as of the date of this Prospectus, we anticipate offering it later in 2001 for all types of IRA contracts, subject to state availability. THE IRS APPROVAL OF THE ACCUMULATOR CONTRACT AS A TRADITIONAL IRA AND ROTH IRA, RESPECTIVELY, NOTED IN THE PARAGRAPH ABOVE DOES NOT INCLUDE THIS OPTIONAL PROTECTION PLUS FEATURE. We are filing a request with the IRS that the contract with the Protection Plus feature qualifies as to form for use as a traditional IRA and Roth IRA, respectively. THERE IS NO ASSURANCE THAT THE CONTRACT WITH THE PROTECTION PLUS FEATURE MEETS THE IRS QUALIFICATION REQUIREMENTS FOR IRAS. IRAs generally may not invest in life insurance contracts. Although we view the optional Protection Plus benefit as an investment protection feature which should have no adverse tax effect and not as life insurance, it is possible that the IRS could take a contrary position regarding tax qualification or assert that the Protection Plus rider is not a permissible part of an individual retirement annuity contract. We further view the optional Protection Plus benefit as part of the contract. There is also a risk that the IRS may take the position that the optional Protection Plus benefit is not part of the annuity contract. In such a case, the charges for the Protection Plus rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take any adverse position, Equitable would take all reasonable steps to attempt to avoid any adverse result, which would include amending the contract (with appropriate notice to you). YOU SHOULD DISCUSS WITH YOUR TAX ADVISER WHETHER YOU SHOULD CONSIDER PURCHASING AN ACCUMULATOR IRA OR ACCUMULATOR ROTH IRA WITH THE OPTIONAL PROTECTION PLUS FEATURE.



CANCELLATION

You can cancel an Equitable Accumulator Plus IRA contract by following the directions under "Your right to cancel within a certain number of days" in "Contract features and benefits" earlier in the prospectus. You can cancel an Equitable Accumulator Plus Roth Conversion IRA contract issued as a result of a full conversion of an Equitable Accumulator Plus Rollover IRA contract by following the instructions in the request for full conversion form. The form is available from our processing office or your registered representative. If you cancel an IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

Contributions to traditional IRAs. Individuals may make three different types of contributions to a traditional IRA:

o regular contributions out of earned income or compensation.

o tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").


REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS

Limits on contributions. Generally, $2,000 is the maximum amount that you may contribute to all IRAs (including Roth



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IRAs) in any taxable year. When your earnings are below $2,000, your earned income or compensation for the year is the most you can contribute. This $2,000 limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

Special rules for spouses. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $2,000, married individuals filing jointly can contribute up to $4,000 for any taxable year to any combination of traditional IRAs and Roth IRAs. (Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa.) The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $2,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $2,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2.

Deductibility of contributions. The amount of traditional IRA contributions that you can deduct for a tax year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

IF YOU ARE NOT COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, you can make fully deductible contributions to your traditional IRAs for each tax year up to $2,000 or, if less, your earned income.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your adjusted gross income (AGI) is BELOW THE LOWER DOLLAR FIGURE IN A PHASE-OUT RANGE, you can make fully deductible contributions to your traditional IRAs. For each tax year, your fully deductible contribution can be up to $2,000 or, if less, your earned income.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI falls within a PHASE-OUT RANGE, you can make PARTIALLY DEDUCTIBLE CONTRIBUTIONS to your traditional IRAs.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI falls ABOVE THE HIGHER FIGURE IN THE PHASE-OUT RANGE, you may not deduct any of your regular contributions to your traditional IRAs.


If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $33,000 and $43,000 in 2001. This range will increase every year until 2005 when the range is $50,000-$60,000.

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $53,000 and $63,000 in 2000. This range will increase every year until 2007 when the range is $80,000-$100,000.


Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI of between $150,000 and $160,000.


To determine the deductible amount of the contribution in 2001, you determine AGI and subtract $33,000 if you are single, or $53,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:




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($10,000-excess AGI) times $2,000 (or earned  Equals      the adjusted
                       x    income, if less)    =         deductible
 divided by $10,000                                       contribution
                                                          limit

NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum $2,000 per person limit. See "Excess contributions" below. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" below.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a tax year.


ROLLOVERS AND TRANSFERS

Rollover contributions may be made to a traditional IRA from these sources:

o qualified plans;

o TSAs (including Internal Revenue Code Section 403(b)(7) custodial accounts);
  and

o other traditional IRAs.


Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.



ROLLOVERS FROM QUALIFIED PLANS OR TSAS

There are two ways to do rollovers:

o Do it yourself

  You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your qualified plan or TSA will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.


o Direct rollover

  You tell your qualified plan trustee or TSA issuer/custodian/fiduciary to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.


All distributions from a TSA or qualified plan are eligible rollover distributions, unless the distribution is:

o only after-tax contributions you made to the plan; or

o "required minimum distributions" after age 70-1/2 or separation from service; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o a hardship withdrawal; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o corrective distributions that fit specified technical tax rules; or

o loans that are treated as distributions; or

o a death benefit payment to a beneficiary who is not your surviving spouse; or




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o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.


ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than $2,000; or

o regular contributions of more than earned income for the year, if that amount is under $2,000; or

o regular contributions to a traditional IRA made after you reach age 70-1/2;
  or

o rollover contributions of amounts which are not eligible to be rolled over. For example, after-tax contributions to a qualified plan or minimum distributions required to be made after age 70-1/2.

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed below under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1) the rollover was from a qualified retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3) you took no tax deduction for the excess contribution.


RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.


WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract, and annuity payments from your contract. Death benefits are also taxable. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.



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If you have ever made nondeductible IRA contributions to any traditional IRA
(it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. You must keep permanent tax records of all of your nondeductible contributions to traditional IRAs. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

In addition, a distribution is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" above; or

o the entire amount received is rolled over to another traditional IRA (see "Rollovers and transfers" above); or

o in certain limited circumstances, where the traditional IRA acts as a "conduit," you roll over the entire amount into a qualified plan or TSA that accepts rollover contributions. To get this conduit traditional IRA treatment:

o the source of funds you used to establish the traditional IRA must have been a rollover contribution from a qualified plan; and

o the entire amount received from the traditional IRA (including any earnings on the rollover contribution) must be rolled over into another qualified plan within 60 days of the date received.

Similar rules apply in the case of a TSA.

However, you may lose conduit treatment if you make an eligible rollover distribution contribution to a traditional IRA and you commingle this contribution with other contributions. In that case, you may not be able to roll over these eligible rollover distribution contributions and earnings to another qualified plan or TSA at a future date. The Rollover IRA contract can be used as a conduit IRA if amounts are not commingled.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging or long-term capital gain treatment available to certain distributions from qualified plans.



REQUIRED MINIMUM DISTRIBUTIONS.


--------------------------------------------------------------------------------

The IRS and Treasury have recently proposed revisions to the minimum distribution rules. We expect these rules to be finalized no earlier than January 1, 2002. The proposed revisions permit IRA owners and beneficiaries to apply the proposed revisions to distributions for calendar year 2001. The discussion below generally does not reflect the proposed revisions. See the Statement of Additional Information for a brief description of the proposed revisions.
--------------------------------------------------------------------------------
LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn
70-1/2.


WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April
1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS.
There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a life expectancy factor from IRS tables. This gives you the required minimum distribution amount for that particular IRA for that year. The



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required minimum distribution amount will vary each year as the account value and your life expectancy factors change.

You have a choice of life expectancy factors, depending on whether you choose a method based only on your life expectancy, or the joint life expectancies of you and another individual. You can decide to "recalculate" your life expectancy every year by using your current life expectancy factor. You can decide instead to use the "term certain" method, where you reduce your life expectancy by one every year after the initial year. If your spouse is your designated beneficiary for the purpose of calculating annual account-based required minimum distributions, you can also annually recalculate your spouse's life expectancy if you want. If you choose someone who is not your spouse as your designated beneficiary for the purpose of calculating annual account-based required minimum distributions, you have to use the term certain method of calculating that person's life expectancy. If you pick a nonspouse designated beneficiary, you may also have to do another special calculation.

You can later apply your traditional IRA funds to a life annuity-based payout. You can only do this if you already chose to recalculate your life expectancy annually (and your spouse's life expectancy if you select a spousal joint annuity). For example, if you anticipate selecting any other form of life annuity payout after you are age 70-1/2, you must have elected to recalculate life expectancies.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method and a different beneficiary for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? No, unless you affirmatively select an annuity payout option or an account-based withdrawal option such as our minimum distribution withdrawal option. Because the options we offer do not cover every option permitted under federal income tax rules, you may prefer to do your own required minimum distribution calculations for one or more of your traditional IRAs.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa. However, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that your age 70-1/2 is approaching. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? If you die after either (a) the start of annuity payments, or (b) your Required Beginning Date, your beneficiary must receive payment of the remaining values in the contract at least as rapidly as under the distribution method before your death. In some circumstances, your



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surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2.

If you die before your Required Beginning Date and before annuity payments begin, federal income tax rules require complete distribution of your entire value in the contract within five years after your death. Payments to a designated beneficiary over the beneficiary's life or over a period certain that does not extend beyond the beneficiary's life expectancy are also permitted, if these payments start within one year of your death. A surviving spouse beneficiary can also (a) delay starting any payments until you would have reached age 70-1/2 or (b) roll over your traditional IRA into his or her own traditional IRA.


SUCCESSOR ANNUITANT AND OWNER

If your spouse is the sole primary beneficiary and elects to become the successor annuitant and owner, no death benefit is payable until your surviving spouse's death.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS


You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.



EARLY DISTRIBUTION PENALTY TAX


A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:


o on or after your death; or

o because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

To meet this last exception, you could elect to apply your contract value to an Income Manager (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments under a method we select based on guidelines issued by the IRS (currently contained in IRS Notice 89-25, Question and Answer 12). Although substantially equal withdrawals and Income Manager payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" above. Once substantially equal withdrawals or Income Manager annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from your contract as changing your pattern of substantially equal withdrawals or Income Manager payments for purposes of determining whether the penalty applies.



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ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The Equitable Accumulator Plus Roth Conversion IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A and 408(b) of the Internal Revenue Code.


CONTRIBUTIONS TO ROTH IRAS

Individuals may make three different types of contributions to a Roth IRA:

o taxable rollover contributions from traditional IRAs ("conversion" contributions); or

o tax-free rollover contributions from other Roth IRAs; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

Since we only permit direct transfer and rollover contributions under the Equitable Accumulator Plus Roth Conversion IRA contract, we do not discuss regular after-tax contributions here. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.


ROLLOVERS AND DIRECT TRANSFERS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? You may make rollover contributions to a Roth IRA from only two sources:

o another Roth IRA ("tax-free rollover contribution"); or


o another traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion contribution").


You may not make contributions to a Roth IRA from a qualified plan under
Section 401(a) of the Internal Revenue Code, or a TSA under Section 403(b) of the Internal Revenue Code. You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over, or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee, or issuer to transfer the first Roth IRA funds directly to Equitable Life, as the Roth IRA issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth
IRA). You can also make rollover transactions between identical plan types. However, you can only use rollover transactions between different plan types (for example, traditional IRA to Roth IRA).

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.


The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.



CONVERSION CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Unlike a rollover from a traditional IRA to another traditional IRA, the conversion rollover



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transaction is not tax free. Instead, the distribution from the traditional IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. If you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free.

There is, however, no early distribution penalty tax on the traditional IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59-1/2.


You cannot make conversion contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. For this purpose, your modified adjusted gross income is calculated without the gross income stemming from the traditional IRA conversion. You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA are subject to the annual required minimum distribution rule applicable to traditional IRAs beginning at age 70-1/2.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.


RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the date that it was actually made to the first IRA. You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The condition will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE-IRA).

To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12 month period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.




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WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.



DISTRIBUTIONS FROM ROTH IRAS


Distributions include withdrawals from your contract, surrender of your contract, and annuity payments from your contract. Death benefits are also distributions.

The following distributions from Roth IRAs are free of income tax.

o Rollovers from a Roth IRA to another Roth IRA;

o Direct transfers from a Roth IRA to another Roth IRA;

o Qualified distributions from a Roth IRA; and


o Return of excess contributions or amounts recharacterized to a traditional
  IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o you reach age 59-1/2; or

o you die; or

o you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable- year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made). It is not possible to have a tax-free qualified distribution before the year 2003 because of the five-year aging requirement.


NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them) there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:


(1)  Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b) Nontaxable portion.

(3) Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2001 and the conversion contribution is made



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     in 2002, the conversion contribution is treated as contributed prior to other conversion contributions made in 2002.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.


You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable five-year averaging method (or, in certain cases, favorable ten-year averaging and long-term capital gain treatment) available in certain cases to distributions from qualified plans.


REQUIRED MINIMUM DISTRIBUTIONS AT DEATH


Same as traditional IRA under "What are the required minimum distribution payments after you die?" Lifetime required minimum distributions do not apply.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.


Borrowing and loans are prohibited transactions

Same as traditional IRA.

EXCESS CONTRIBUTIONS

Generally the same as traditional IRA.


Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).


You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.


EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

For Roth IRAs, special penalty rules may apply to amounts withdrawn attributable to 1998 conversion rollovers.



SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

For QP contracts, your plan administrator or trustee notifies you as to tax consequences. See Appendix II.



TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

GENERAL


This section covers some of the special tax rules that apply to TSA contracts under Section 403(b) of the Internal Revenue Code (TSAs). If the rules are the same as those that apply to another kind of contract, for example, traditional IRAs, we will refer you to the same topic under "traditional IRAs."

Generally, there are two types of funding vehicles available for 403(b) arrangements--an annuity contract under Section 403(b) (1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.



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CONTRIBUTIONS TO TSAS

There are two ways you can make contributions to your Rollover TSA contract:

o a rollover from another TSA contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code, or

o a full or partial direct transfer of assets ("direct transfer") from another contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code by means of IRS Revenue Ruling 90-24.

With appropriate written documentation satisfactory to us, we will accept rollover contributions from "conduit IRAs" for TSA funds.

If you make a direct transfer, you must fill out our transfer form.

EMPLOYER-REMITTED CONTRIBUTIONS. The Rollover TSA contract does not accept employer-remitted contributions. However, we provide the following discussion as part of our description of restrictions on the distribution of funds directly transferred, which include employer-remitted contributions to other TSAs.

Employer-remitted contributions to TSAs made through the employer's payroll are subject to annual limits. (Tax-free transfer or tax-deferred rollover contributions from another 403(b) arrangement are not subject to these annual contribution limits). Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions. However, a TSA can also be wholly or partially funded through non-elective employer contributions or after-tax employee contributions. Amounts attributable to salary reduction contributions to TSAs are generally subject to withdrawal restrictions. Also, all amounts attributable to investments in a 403(b)(7) custodial account are subject to withdrawal restrictions discussed below.

ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS. You may make rollover contributions to your Rollover TSA contract from TSAs under Section 403(b) of the Internal Revenue Code. Generally, you may make a rollover contribution to a TSA when you have a distributable event from an existing TSA as a result of your:

o termination of employment with the employer who provided the TSA funds; or

o reaching age 59-1/2 even if you are still employed; or

o disability (special federal income tax definition).

A transfer occurs when changing the funding vehicle, even if there is no distributable event. Under a direct transfer, you do not receive a distribution. We accept direct transfers of TSA funds under Revenue Ruling 90-24 only if:

o you give us acceptable written documentation as to the source of the funds, and

o the Equitable Accumulator contract receiving the funds has provisions at least as restrictive as the source contract.

Before you transfer funds to a Rollover TSA contract, you may have to obtain your employer's authorization or demonstrate that you do not need employer authorization. For example, the transferring TSA may be subject to Title I of ERISA if the employer makes matching contributions to salary reduction contributions made by employees. In that case, the employer must continue to approve distributions from the plan or contract.

Your contribution to the Rollover TSA must be net of the required minimum distribution for the tax year in which we issue the contract if:

o you are or will be at least age 70-1/2 in the current calendar year, and

o you have separated from service with the employer who provided the funds to purchase the TSA you are transferring or rolling over to the Rollover TSA.


This rule applies regardless of whether the source of funds is a:

o rollover by check of the proceeds from another TSA; or

o direct rollover from another TSA; or

o direct transfer under Revenue Ruling 90-24 from another TSA.



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Further, under the minimum distributions rules we apply, you must use the same elections regarding recalculation of your life expectancy (and if applicable, your spouse's life expectancy) if you have already begun to receive required minimum distribution from or with respect to the TSA from which you are making your contribution to the Rollover TSA. You must also elect or have elected a minimum distribution calculation method requiring recalculation of your life expectancy (and if applicable, your spouse's life expectancy) if you elect an annuity payout for the funds in this contract subsequent to this year.



DISTRIBUTIONS FROM TSAS

GENERAL. Depending on the terms of the employer plan and your employment status, you may have to get your employer's consent to take a loan or withdrawal. Your employer will tell us this when you establish the TSA through a direct transfer.

WITHDRAWAL RESTRICTIONS. If this is a Revenue Ruling 90-24 direct transfer, we will treat all amounts transferred to this contract and any future earnings on the amount transferred as not eligible for withdrawal until one of the following events happens:

o you are separated from service with the employer who provided the funds to purchase the TSA you are transferring to the Rollover TSA; or

o  you reach age 59-1/2; or

o  you die; or

o  you become disabled (special federal income tax definition); or

o  you take a hardship withdrawal (special federal income tax definition).

If any portion of the funds directly transferred to your TSA contract is attributable to the amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. These restrictions do not apply to the amount directly transferred to your TSA contract that represents your December 31, 1988 account balance attributable to salary reduction contributions to a TSA annuity contract and earnings. To take advantage of this grandfathering, you must properly notify us in writing at our processing office of your December 31, 1988 account balance if you have qualifying amounts transferred to your TSA contract.

THIS PARAGRAPH APPLIES ONLY TO PARTICIPANTS IN A TEXAS OPTIONAL RETIREMENT PROGRAM. Texas Law permits withdrawals only after one of the following distributable events occurs:

1. the requirements for minimum distribution (discussed under "Required minimum distributions" below and in the prospectus) are met; or

2. death; or

3. retirement; or

4. termination of employment in all Texas public institutions of higher education.


For you to make a withdrawal, we must receive a properly completed written acknowledgment from the employer. If a distributable event occurs before you are vested, we will refund to the employer any amounts provided by an employer's first-year matching contributions. We reserve the right to change these provisions without your consent, but only to the extent necessary to maintain compliance with applicable law. Loans are not permitted under Texas Optional Retirement Programs.


TAX TREATMENT OF DISTRIBUTIONS. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includable in gross income as ordinary income. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax


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withholding and information reporting" below. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since we do not track your investment in the contract, if any, it is your responsibility to determine how much of the distribution is taxable.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. We will report the total amount of the distribution. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions.

ANNUITY PAYMENTS. If you elect an annuity payout option, you will recover any investment in the contract as each payment is received by dividing the investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Death benefit distributions from a TSA generally receive the same tax treatment as distribution during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA.


LOANS FROM TSAS

You may take loans from a TSA unless restricted by the employer (for example, under an employer plan subject to ERISA). If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the TSA funds told us when you purchased your contract.


Loans are generally not treated as a taxable distribution. If the amount of the loan when made exceeds permissible limits under federal income tax rules, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.


TSA loans are subject to federal income tax limits and may also be subject to limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered by TSAs are subject to the following conditions:

o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

   (1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and

   (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made.


o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. Rollover TSA contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly.


The amount borrowed and not repaid may be treated as a distribution if:

o  the loan does not qualify under the conditions above;

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o  the participant fails to repay the interest or principal when due; or

o in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.


TAX-DEFERRED ROLLOVERS AND DIRECT TRANSFERS

You may roll over any "eligible rollover distribution" from a TSA into another eligible retirement plan, either directly or within 60 days of your receiving the distribution. To the extent rolled over, a distribution remains tax-deferred.

You may roll over a distribution from a TSA to another TSA or to a traditional IRA. A spousal beneficiary may roll over death benefits only to a traditional IRA.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals, and required minimum distributions under federal income tax rules.

Direct transfers of TSA funds from one TSA to another under Revenue Ruling 90-24 are not distributions.


REQUIRED MINIMUM DISTRIBUTIONS


--------------------------------------------------------------------------------
The IRS and Treasury have recently proposed revisions to the minimum distribution rules. We expect these rules to be finalized no earlier than January 1, 2002. The proposed revisions permit TSA owners and beneficiaries to apply the proposed revisions to distributions for calendar year 2001. The discussion below generally does not reflect the proposed revisions. See the Statement of Additional Information for a brief description of the proposed revisions.
--------------------------------------------------------------------------------


Generally the same as traditional IRA with these differences:


WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION. The minimum distribution rules force TSA participants to start calculating and taking annual distribution from their TSAs by a required date. Generally you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For TSA participants who have not retired from service with the employer who provided the funds for the TSA by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distribution is extended to April 1 following the calendar year of retirement.

o TSA plan participants may also delay the start of required minimum distribution to age 75 of the portion of their account value attributable to their December 31, 1986 TSA account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it will only apply to people who establish their Rollover TSA by direct Revenue Ruling 90-24 transfers. If you do not give us the amount of your December 31, 1986 account balance that is being transferred to the Rollover TSA on the form used to establish the TSA, you do not qualify.


SPOUSAL CONSENT RULES

This will only apply to you if you establish your Rollover TSA by direct Revenue Ruling 90-24 transfer. Your employer will tell us on the form used to establish the TSA whether or not you need to get spousal consent for loans, withdrawals, or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your


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spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA.


EARLY DISTRIBUTION PENALTY TAX


A penalty tax of 10% of the taxable portion of a distribution applies to distribution from a TSA before you reach age 59-1/2. This is in addition to any income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made;


o  on or after your death; or

o  because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o  if you are separated from service, any form of payout after you are age 55;
   or

o only if you are separated from service, a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding, as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.




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FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $15,360 in periodic annuity payments in 2001, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.



FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)


For a non-periodic distribution (total surrender or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs where it is reasonable to assume an amount is includable in gross income.


You cannot elect out of withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then the 10% withholding rate applies.


MANDATORY WITHHOLDING FROM TSA AND QUALIFIED PLAN DISTRIBUTIONS

Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. An eligible rollover distribution from a TSA can be rolled over to another TSA or a traditional IRA. An eligible rollover distribution from a qualified plan can be rolled over to another qualified plan or traditional IRA. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:


o  any after-tax contributions you made to the plan; or

o any distributions which are required minimum distributions after age 70-1/2 or separation from service; or

o  hardship withdrawals; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o  corrective distributions that fit specified technical tax rules; or

o  loans that are treated as distributions; or

o  a death benefit payment to a beneficiary who is not your surviving spouse; or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.


IMPACT OF TAXES TO EQUITABLE LIFE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.

8
More information

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ABOUT OUR SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of our Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account No. 49's operations are accounted for without regard to Equitable Life's other operations.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account No. 49.

Each subaccount (variable investment option) within Separate Account No. 49 invests solely in class IB shares issued by the corresponding portfolio of EQ Advisors Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account No. 49, or to add other separate accounts;


(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account No. 49 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 49 or a variable investment option directly);

(5) to deregister Separate Account No. 49 under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to Separate Account No. 49;
    and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.


ABOUT EQ ADVISORS TRUST

EQ Advisors Trust is registered under the Investment Company Act of 1940. It is classified as an "open-end management investment company," more commonly called a mutual fund. EQ Advisors Trust issues different shares relating to each portfolio.

Equitable Life serves as the investment manager of EQ Advisors Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to EQ Advisors Trust and is responsible for retaining or discontinuing the services of those advisers. (Prior to September 1999 EQ Financial Consultants, Inc., the predecessor to AXA Advisors, LLC and an affiliate of Equitable Life, served as investment manager to EQ Advisors Trust.)

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the EQ/Alliance portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust.

EQ Advisors Trust does not impose sales charges or "loads" for buying and selling its shares. All dividends and other distributions on Trust shares are reinvested in full. The Board of Trustees of EQ Advisors Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about EQ Advisors Trust, the portfolio investment objectives, policies, restrictions, risks, expenses, the Rule 12b-1 Plan relating to its Class IB shares, and other aspects of its operations, appears in the prospectus for EQ Advisors Trust attached at the end of this prospectus, or in its SAI which is available upon request.



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ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, as well as our general obligations. Credits allocated to your account value are funded from our general account.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT


WIRE TRANSMITTALS

We accept initial contributions sent by wire to our processing office by agreement with certain broker-dealers. The transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits."


Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information forwarded electronically. In these cases, you must sign our Acknowledgment of Receipt form.

Where we require a signed application, no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we require an Acknowledgment of Receipt form, financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgment of Receipt form.


After your contract has been issued, additional contributions may be transmitted by wire.


AUTOMATIC INVESTMENT PROGRAM -- FOR NQ CONTRACTS ONLY

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth Conversion IRA, QP contracts, or Rollover TSA contracts.

The minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP additional contributions may be allocated to any of the variable investment options. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY


Our business day is generally any day the New York Stock Exchange is open for trading. Our business day generally ends at 4:00 p.m., Eastern Time for purposes of determining the date when contributions are applied and any other transaction

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requests are processed. We may, however, close or close early due to emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information.


o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m. on a business day, we will use the next business day.

o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.


CONTRIBUTIONS, CREDITS, AND TRANSFERS

o Contributions and credits allocated to the variable investment options are invested at the value next determined after the close of the business day.


o Transfers to or from variable investment options will be made at the value next determined after the close of the business day.


ABOUT YOUR VOTING RIGHTS

As the owner of the shares of EQ Advisors Trust we have the right to vote on certain matters involving the portfolios, such as:

o  the election of trustees;

o  the formal approval of independent auditors selected for EQ Advisors Trust;
   or

o any other matters described in the prospectus for EQ Advisors Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.


VOTING RIGHTS OF OTHERS

Currently, we control EQ Advisors Trust. EQ Advisors Trust shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, EQ Advisors Trust shares are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of EQ Advisors Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our contract owners, we will see to it that appropriate action is taken.


SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to Separate Account No. 49 require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for

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that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account No. 49, our ability to meet our obligations under the contracts, or the distribution of the contracts.


ABOUT OUR INDEPENDENT ACCOUNTANTS


The consolidated financial statements of Equitable Life at December 31, 2000 and 1999, and for the three years ended December 31, 2000 incorporated in this prospectus by reference to the 2000 Annual Report on Form 10-K are incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.



FINANCIAL STATEMENTS

The financial statements of Separate Account No. 49, as well as consolidated financial statements of Equitable Life, are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus.


You cannot assign or transfer ownership of a Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign Rollover IRA, Roth Conversion IRA, and QP contracts as security for a loan or other obligation. If the employer that provided the funds does not restrict them, loans are available under a Rollover TSA contract.


For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this prospectus. You may direct the transfer of the values under your Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, we will impose a withdrawal charge, if one applies.


DISTRIBUTION OF THE CONTRACTS


Equitable Distributors, Inc. ("EDI"), an indirect, wholly owned subsidiary of Equitable Life, is the distributor of the contracts and has responsibility for sales and marketing functions for Separate Account No. 49. EDI serves as the principal underwriter of Separate Account No. 49. EDI is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. EDI's principal business address is 1290 Avenue of the Americas, New York, New York 10104.



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It is anticipated that by June 30, 2001, Equitable Distributors, LLC ("EDI,
LLC") will become a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"), including the role of principal underwriter of Separate Account 49. Like EDI, EDI, LLC is owned by Equitable Holdings, LLC. Accordingly, once the successor by merger is complete, all references to the principal underwriter in each prospectus should be replaced with Equitable Distributors, LLC.

The contracts will be sold by registered representatives of EDI, as well as by affiliated and unaffiliated broker-dealers with which EDI has entered into selling agreements. We pay broker-dealer sales compensation that will generally not exceed an amount equal to 7% of total contributions made under the contracts. EDI may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. Broker-dealers receiving sales compensation will generally pay a portion of it to their registered representatives as commissions related to sales of the contracts. The offering of the contracts is intended to be continuous.

9
Investment performance

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The table below shows the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution plus the 4% credit invested in the variable investment options for the periods shown.

The table takes into account all current fees and charges under the contract, including the charge for Protection Plus, but does not reflect the charges designed to approximate certain taxes imposed on us, such as premium taxes in your state or any applicable annuity administrative fee.

The results shown are based on the actual historical investment experience of the portfolios in which the variable investment options invest. In some cases, the results shown relate to periods when the variable investment options and/or contracts were not available. In those cases, we adjusted the results of the portfolios to reflect the charges under the contracts that would have applied had the variable investment options and/or contracts been available. The contracts were offered for the first time in 1999.

For the "EQ/Alliance" portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology), we have adjusted the results prior to October 1996, when Class IB shares for these portfolios were not available, to reflect the 12b-1 fees currently imposed. Finally, the results shown for the EQ/Alliance Money Market and EQ/Alliance Common Stock options for periods before March 22, 1985 reflect the results of the variable investment options that preceded them. The "Since portfolio inception" figures for these options are based on the date of inception of the preceding variable investment options. We have adjusted these results to reflect the maximum investment advisory fee payable for the portfolios, as well as an assumed charge of 0.06% for direct operating expenses.

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the EQ/Alliance portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust. In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessor that it may have had.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.

We will indicate that the 4% credit is reflected when we show performance numbers that give effect to the credit.

The performance information shown below and the performance information that we advertise reflect past performance and does not indicate how the variable investment options may perform in the future. Such information also does not represent the results earned by any particular investor. Your results will differ.



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
                                                           TABLE
                      AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2000:+
                                                                      LENGTH OF INVESTMENT PERIOD
                                                                                                                   SINCE
                                                                                                SINCE OPTION    PORTFOLIO
 VARIABLE INVESTMENT OPTIONS                     1 YEAR      3 YEARS     5 YEARS    10 YEARS    INCEPTION+*    INCEPTION+**
EQ/Aggressive Stock                          (19.31%)      (1.89%)     4.86%      12.27%        1.26%           13.41%
EQ/Alliance Common Stock                     (20.23%)       8.98%     15.46%      15.88%       14.41%           13.15%
EQ/Alliance High Yield                       (14.76%)      (9.14%)     1.84%       7.57%       (1.90%)           6.07%
EQ/Alliance Money Market                       0.48%        2.64%      3.31%       3.26%        3.28%            4.97%
EQ/Alliance Premier Growth                   (24.48%)         --         --          --        (6.04%)         ( 6.04%)
EQ/Alliance Small Cap Growth                   8.31%        9.08%        --          --        14.61%           14.61%
EQ/Bernstein Diversified Value               ( 7.66%)       4.25%        --          --         4.25%            4.25%
EQ/Capital Guardian International            (25.21%)         --         --          --         4.22%            4.22%
EQ/Capital Guardian Research                   0.39%          --         --          --         3.91%            3.91%
EQ/Capital Guardian U.S. Equity              ( 1.99%)         --         --          --         0.34%            0.34%
EQ/Equity 500 Index                          (15.69%)       9.02%     15.73%         --        15.16%           16.22%
EQ/Evergreen Omega                           (17.65%)         --         --          --        (5.47%)         ( 5.47%)
EQ/FI Small/Mid Cap Value                    ( 0.40%)      (4.15%)       --          --        14.04%            1.55%
EQ/International Equity Index                (23.69%)       5.51%        --          --         5.51%            5.51%
EQ/J.P. Morgan Core Bond                       6.10%        3.56%        --          --         3.56%            3.56%
EQ/Lazard Small Cap Value                     13.30%        1.18%        --          --         1.18%            1.18%
EQ/Mercury Basic Value Equity                  6.43%       11.73%        --          --        14.30%           14.30%
EQ/MFS Emerging Growth Companies             (24.94%)      21.68%        --          --        24.02%           24.02%
EQ/MFS Investors Trust                       ( 6.36%)         --         --          --         0.26%            0.26%
EQ/MFS Research                              (11.04%)      10.76%        --          --        13.23%           13.23%
EQ/Morgan Stanley Emerging Markets Equity    (46.64%)      (8.13%)       --          --        (8.13%)         (13.69%)
EQ/Putnam Growth & Income Value                1.28%        3.32%        --          --         7.09%            7.09%
EQ/Putnam International Equity               (18.26%)      16.64%        --          --        16.17%           16.17%
EQ/Putnam Investors Growth                   (23.84%)      11.09%        --          --        15.82%           15.82%
EQ/Small Company Index                       ( 9.14%)       1.79%        --          --         1.79%            1.79%



+ If you start receiving annuity payments within three years of making an additional contribution, we will recover the amount of any credit, as permitted, that applied to that contribution.

* The variable investment option inception dates are: EQ/Alliance Money Market, EQ/Alliance High Yield, EQ/Alliance Common Stock and EQ/Aggressive Stock (October 16, 1996); EQ/Alliance Small Cap Growth, EQ/MFS Research, EQ/MFS Emerging Growth Companies, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and EQ/Putnam Investors Growth (May 1, 1997); EQ/Equity 500 Index, EQ/Small Company Index, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Bernstein Diversified Value, EQ/Lazard Small Cap Value and EQ/Morgan Stanley Emerging Markets Equity (December 31, 1997); EQ/Evergreen Omega and EQ/MFS Investors Trust (December 31, 1998); EQ/Alliance Premier Growth, EQ/Capital Guardian U.S. Equity, EQ/Capital Guardian Research and EQ/Capital Guardian International (April 30,
   1999); EQ/Alliance Technology (May 1, 2000); EQ/FI Mid Cap, EQ/FI Small/Mid Cap Value and EQ/Janus Large Cap Growth (9/1/00); and EQ/Balanced (anticipated to become available on or about May 18, 2001). No information is provided for portfolios and/or variable investment options with inception dates 12/31/99.



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** The inception dates for the portfolios underlying the Alliance variable investment options shown in the tables are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on October 18, 1999. The portfolio inception dates are:
   EQ/Alliance Money Market (July 13, 1981); EQ/Alliance High Yield (January 2,
   1987); EQ/Alliance Common Stock (January 13, 1976); EQ/Aggressive Stock and EQ/Balanced (January 27, 1986); EQ/Equity 500 Index, EQ/Alliance Small Cap Growth, EQ/FI Small/Mid Cap Value, EQ/MFS Research, EQ/MFS Emerging Growth Companies, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and EQ/Putnam Investors Growth (May 1, 1997); EQ/Morgan Stanley Emerging Markets Equity (August 20, 1997); EQ/Small Company Index, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Bernstein Diversified Value and EQ/Lazard Small Cap Value (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian U.S. Equity, EQ/Capital Guardian Research and EQ/Capital Guardian International (May 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/FI Mid Cap and EQ/Janus Large Cap Growth (9/1/00). No information is provided for portfolios and/or variable investment options with inception dates after 12/31/99.



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COMMUNICATING PERFORMANCE DATA

In reports or other communications to contract owners or in advertising material, we may describe general economic and market conditions affecting our variable investment options and the portfolios and may compare the performance or ranking of those options and the portfolios with:

o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., VARDS, or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

o other appropriate indices of investment securities and averages for peer universes of mutual funds; or

o  data developed by us derived from such indices or averages.

We also may furnish to present or prospective contract owners advertisements or other communications that include evaluations of a variable investment option or portfolio by nationally recognized financial publications. Examples of such publications are:

--------------------------------------------------------------------------------

Barron's
Morningstar's Variable Annuity Sourcebook
Business Week
Forbes
Fortune
Institutional Investor
Money
Kiplinger's Personal Finance
Financial Planning
Investment Adviser

Investment Management Weekly
Money Management Letter Investment Dealers Digest
National Underwriter
Pension & Investments
USA Today
Investor's Business Daily
The New York Times
The Wall Street Journal
The Los Angeles Times

The Chicago Tribune
--------------------------------------------------------------------

From time to time, we may also advertise different measurements of the investment performance of the variable investment options and/or the portfolios, including the measurements that compare the performance to market indices that serve as benchmarks. Market indices are not subject to any changes for investment advisory fees, brokerage commission or other operating expenses typically associated with a managed portfolio. Also, they do not reflect other contract charges such as the mortality and expense risks charge, administrative charge and distribution charge or any withdrawal or optional benefit charge. Comparisons with these benchmarks, therefore, may be of limited use. We use them because they are widely known and may help you to understand the universe of securities from which each portfolio is likely to select its holdings.


Lipper compiles performance data for peer universes of funds with similar investment objectives in its Lipper Survey. Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).


The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. According to Lipper, the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts, Lipper data provide a more accurate picture than market benchmarks of the Equitable Accumulator Plus performance relative to other variable annuity products. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:


o The "separate account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable life and annuity contracts, and

o The "mutual fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Variable Annuity/Life Report consists of nearly 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account level charges. VARDS is a monthly reporting service that monitors approximately 2,500 variable life and variable annuity funds on performance and account information.


YIELD INFORMATION


Current yield for the EQ/Alliance Money Market option will be based on net changes in a hypothetical investment over a

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given seven-day period, exclusive of capital changes, and then "annualized"
(assuming that the same seven-day result would occur each week for 52 weeks). Current yield for the EQ/Alliance High Yield option will be based on net changes in a hypothetical investment over a given 30-day period, exclusive of capital changes, and then "annualized" (assuming that the same 30-day result would occur each month for 12 months).

"Effective yield" is calculated in a similar manner, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded weekly for the EQ/Alliance Money Market option. The current yields and effective yields assume the deduction of all current contract charges and expenses other than the withdrawal charge, and any charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. For more information, see "Yield Information for the EQ/Alliance Money Market Option and EQ/Alliance High Yield Option" in the SAI.

                      (This page intentionally left blank)

Appendix I: Condensed financial information



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--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.60%.




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE
INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME
AFTER MAY 1, 2001

                                                           FOR THE YEARS
                                                          ENDING DECEMBER 31,
                                                     ---------------------------
                                                         1999              2000
                                                         ----              ----
EQ/AGGRESSIVE STOCK
Unit value                                            $   78.30       $    66.77
Number of units outstanding (000s)                          141              420
EQ/ALLIANCE COMMON STOCK
Unit value                                            $  275.01       $   232.08
Number of units outstanding (000s)                          255              618
EQ/ALLIANCE HIGH YIELD
Unit value                                            $   25.73       $    23.07
Number of units outstanding (000s)                          574            1,211
EQ/ALLIANCE MONEY MARKET
Unit value                                            $   25.55       $    26.65
Number of units outstanding (000s)                        5,805            9,875
EQ/ALLIANCE PREMIER GROWTH
Unit value                                            $   11.77       $     9.45
Number of units outstanding (000s)                        5,630           17,412
EQ/ALLIANCE SMALL CAP GROWTH
Unit value                                            $   14.78       $    16.53
Number of units outstanding (000s)                          818            3,189
EQ/ALLIANCE TECHNOLOGY
Unit value                                            $      --       $     6.60
Number of units outstanding (000s)                           --            5,505
EQ/CAPITAL GUARDIAN INTERNATIONAL
Unit value                                            $   13.93       $    11.09
Number of units outstanding (000s)                        1,286            5,514
EQ/CAPITAL GUARDIAN RESEARCH
Unit value                                            $   10.60       $    11.04
Number of units outstanding (000s)                          987            2,953
EQ/CAPITAL GUARDIAN U.S. EQUITY
Unit value                                            $   10.26       $    10.46
Number of units outstanding (000s)                        2,436            5,538
EQ/EQUITY 500 INDEX
Unit value                                            $      --       $    27.69
Number of units outstanding (000s)                           --            6,057

-------
A-2
--------------------------------------------------------------------------------



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE
INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME
AFTER MAY 1, 2001 (CONTINUED)
                                                           FOR THE YEARS
                                                          ENDING DECEMBER 31,
                                                     ---------------------------
                                                         1999              2000
                                                         ----              ----
 EQ/EVERGREEN FOUNDATION
Unit value                                             $   10.56       $    9.90
Number of units outstanding (000s)                             6             134
EQ/EVERGREEN OMEGA
Unit value                                             $   10.80       $    9.38
Number of units outstanding (000s)                             6              78
EQ/FI MID CAP
Unit value                                             $      --       $    9.99
Number of units outstanding (000s)                            --             617
EQ/FI SMALL/MID CAP VALUE
Unit value                                             $      --       $   10.82
Number of units outstanding (000s)                            --             251
EQ/INTERNATIONAL EQUITY INDEX
Unit value                                             $   14.82       $   12.02
Number of units outstanding (000s)                           992           2,531
EQ/JANUS LARGE CAP GROWTH
Unit value                                             $      --       $    8.39
Number of units outstanding (000s)                            --           1,315
EQ/J.P. MORGAN CORE BOND
Unit value                                             $   10.39       $   11.40
Number of units outstanding (000s)                         2,026           5,112
EQ/LAZARD SMALL CAP VALUE
Unit value                                             $    9.15       $   10.68
Number of units outstanding (000s)                            88           2,109
EQ/MERCURY BASIC VALUE EQUITY
Unit value                                             $   14.88       $   16.37
Number of units outstanding (000s)                           173           1,079
EQ/MFS EMERGING GROWTH COMPANIES
Unit value                                             $   27.40       $   21.88
Number of units outstanding (000s)                         1,680           5,759
EQ/MFS INVESTORS TRUST
Unit value                                             $   10.70       $   10.45
Number of units outstanding (000s)                         2,906           7,052
EQ/MFS RESEARCH
Unit value                                             $   16.99       $   15.84
Number of units outstanding (000s)                         1,725           5,917

-------
A-3
--------------------------------------------------------------------------------


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE
INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME
AFTER MAY 1, 2001 (CONTINUED)
                                                           FOR THE YEARS
                                                          ENDING DECEMBER 31,
                                                     ---------------------------
                                                         1999              2000
                                                         ----              ----

EQ/MORGAN STANLEY EMERGING MARKETS EQUITY
Unit value                                              $   10.97      $    6.47
Number of units outstanding (000s)                            962          2,958
EQ/PUTNAM GROWTH AND INCOME VALUE
Unit value                                              $   12.39      $   13.02
Number of units outstanding (000s)                            978          1,755
EQ/PUTNAM INTERNATIONAL EQUITY FUND
Unit value                                              $   20.10      $   17.34
Number of units outstanding (000s)                            771          2,033
EQ/PUTNAM INVESTORS GROWTH
Unit value                                              $   21.20      $   17.16
Number of units outstanding (000s)                            576          1,658
EQ/SMALL COMPANY INDEX
Unit value                                              $   11.42      $   10.86
Number of units outstanding (000s)                            522          1,382
LAZARD LARGE CAP VALUE
Unit value                                              $   12.04      $   11.61
Number of units outstanding (000s)                          1,532          3,700
MERCURY WORLD STRATEGY
Unit value                                              $   13.00      $   11.33
Number of units outstanding (000s)                             19            172

                      (This page intentionally left blank)

Appendix II: Purchase considerations for QP contracts


-------
B-1
--------------------------------------------------------------------------------



Trustees who are considering the purchase of an Equitable Accumulator Plus QP contract should discuss with their tax advisers whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Equitable Accumulator Plus QP contract or another annuity. Therefore, you should purchase an Equitable Accumulator Plus QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles. This QP contract accepts transfer contributions only and not regular, ongoing payroll contributions. For 401(k) plans under defined contribution plans, no employee after-tax contributions are accepted.

Under defined benefit plans, we will not accept rollovers from a defined contribution plan to a defined benefit plan. We will only accept transfers from a defined benefit plan or a change of investment vehicles in the plan. Only one additional transfer contribution may be made per contract year. For defined benefit plans, the maximum percentage of actuarial value of the plan participant/employee's normal retirement benefit that can be funded by a QP contract is 80%. The account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant/employee. Equitable Life does not guarantee that the account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit. If overfunding of a plan occurs, withdrawals from the QP contract may be required. A withdrawal charge may apply.


Further, Equitable Life will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant/employee takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.

Given that required minimum distributions must generally commence from the plan for annuitants after age 70-1/2, trustees should consider that the QP contract may not be appropriate purchase for annuitants approaching or over age 70-1/2.


Finally, because the method of purchasing the QP contract, including the large initial contribution and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

                      (This page intentionally left blank)

Appendix III: Guaranteed minimum death benefit example

-------
C-1
--------------------------------------------------------------------------------


The death benefit under the contracts is equal to the account value or, if greater, the guaranteed minimum death benefit. The following illustrates the guaranteed minimum death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Alliance Money Market option), no additional contributions, no transfers, no withdrawals, and no loans under a Rollover TSA contract the guaranteed minimum death benefit for an annuitant age 45 would be calculated as follows:





  END OF CONTRACT                         5% ROLL UP TO AGE 80 GUARANTEED    ANNUAL RATCHET TO AGE 80 GUARANTEED
       YEAR             ACCOUNT VALUE        MINIMUM DEATH BENEFIT(1)              MINIMUM DEATH BENEFIT
         1               $105,000                  $  105,000(1)                        $  105,000(3)
         2               $115,500                  $  110,250(2)                        $  115,500(3)
         3               $129,360                  $  115,763(2)                        $  129,360(3)
         4               $103,488                  $  121,551(1)                        $  129,360(4)
         5               $113,837                  $  127,628(1)                        $  129,360(4)
         6               $127,497                  $  134,010(1)                        $  129,360(4)
         7               $127,497                  $  140,710(1)                        $  129,360(4)

The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%. We
are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


5% ROLL UP TO AGE 80

(1) At the end of contract year 1, and again at the end of contract years 4 through 7, the death benefit will be equal to the guaranteed minimum death benefit.

(2) At the end of contract years 2 and 3, the death benefit will be equal to the current account value since it is higher than the current guaranteed minimum death benefit.


ANNUAL RATCHET TO AGE 80

(3) At the end of contract years 1 through 3, the guaranteed minimum death benefit is equal to the current account value.

(4) At the end of contract years 4 through 7, the guaranteed minimum death benefit is equal to the guaranteed minimum death benefit at the end of the prior year since it is equal to or higher than the current account value.

                      (This page intentionally left blank)

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                           PAGE


Revised Proposed Minimum Distribution Rules                                 2
Unit Values                                                                 3
Custodian and Independent Accountants                                       4
Yield Information for the EQ/Alliance Money Market
 Option and EQ/Alliance High Yield Option                                   4
Distribution of the contracts                                               5
Financial Statements                                                        5



HOW TO OBTAIN AN EQUITABLE ACCUMULATOR PLUS STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 49

Send this request form to:
  Equitable Accumulator Plus
  P.O. Box 1547
  Secaucus, NJ 07096-1547

--------------------------------------------------------------------------------

Please send me an Equitable Accumulator Plus SAI for Separate Account No. 49 dated May 1, 2001.



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City            State    Zip





(SAI 21AMLF(05/01))

SUPPLEMENT DATED MAY 1, 2001 TO INCOME MANAGER ACCUMULATOR PROSPECTUS DATED OCTOBER 16, 1996; INCOME MANAGER ROLLOVER IRA PROSPECTUS DATED OCTOBER 16, 1996; EQUITABLE ACCUMULATOR (IRA, NQ, QP) PROSPECTUS DATED MAY 1, 1998 AND TAX SHELTERED ANNUITY SUPPLEMENT DATED JUNE 18, 1998; EQUITABLE ACCUMULATORSM SELECT (IRA, NQ, QP) PROSPECTUS DATED MAY 1, 1998 AND TAX SHELTERED ANNUITY SUPPLEMENT DATED JUNE 18, 1998; EQUITABLE ACCUMULATOR SELECT PROSPECTUS DATED MAY 1, 1999; EQUITABLE ACCUMULATOR SELECT PROSPECTUS DATED OCTOBER 18, 1999; EQUITABLE ACCUMULATOR PROSPECTUS DATED OCTOBER 18, 1999; AND EQUITABLE ACCUMULATOR PROSPECTUS, DATED MAY 1, 2000.


COMBINATION VARIABLE AND FIXED DEFERRED ANNUITY CERTIFICATES
ISSUED BY THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


--------------------------------------------------------------------------------



This Supplement dated May 1, 2001, updates certain information in the following
Prospectuses:

Income Manager Accumulator Prospectus dated October 16, 1996, as previously supplemented on May 1, 1997; December 31, 1997; May 1, 1998; January 4, 1999; May 1, 1999; May 1, 2000; September 1, 2000; and February 9, 2001.

Income Manager Rollover IRA Prospectus dated October 16, 1996, as previously supplemented on May 1, 1997; December 31, 1997; May 1, 1998; January 4, 1999; May 1, 1999; May 1, 2000; September 1, 2000; and February 9, 2001.

Equitable Accumulator (IRA, NQ and QP) Prospectus dated May 1, 1998, as previously supplemented on June 18, 1998; January 4, 1999; May 1, 1999; May 1, 2000; September 1, 2000; and February 9, 2001.

Equitable Accumulator Select (IRA, NQ, QP) Prospectus dated May 1, 1998, as previously supplemented on June 18, 1998; January 4, 1999; May 1, 1999; May 1, 2000; September 1, 2000; and February 9, 2001.

Equitable Accumulator Select Prospectus dated May 1, 1999, as previously supplemented on May 1, 2000; September 1, 2000; and February 9, 2001.

Equitable Accumulator Select Prospectus dated October 18, 1999, as previously supplemented on May 1, 2000; September 1, 2000; and February 9, 2001.

Equitable Accumulator Prospectus dated October 18, 1999, as previously supplemented on May 1, 2000; September 1, 2000; and February 9, 2001.

Equitable Accumulator Prospectus, dated May 1, 2000, as previously supplemented on September 1, 2000; September 6, 2000; and February 9, 2001.

Equitable Accumulator Prospectus, dated May 1, 2000, as previously supplemented on September 1, 2000; September 6, 2000; and February 9, 2001.

Equitable Accumulator Plus Prospectus, dated May 1, 2000, as previously supplemented on September 1, 2000; September 6, 2000; February 9, 2001 and March 19, 2001.

Equitable Accumulator Select Prospectus, dated May 1, 2000, as previously supplemented on September 1, 2000; September 6, 2000; and February 9, 2001.

Equitable Accumulator Express Prospectus, as previously supplemented on September 1, 2000; September 6, 2000; and February 9, 2001.

Equitable Accumulator Advisor Prospectus, dated November 17, 2001, as previously supplemented February 9, 2001.

You should keep the Supplements and the Prospectus for future reference. We have filed with the Securities and Exchange Commission (SEC) our Statement of Additional Information (SAI) dated May 1, 2001. If you do not presently have a copy of the Prospectus and prior Supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to Equitable Life, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling (800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement.

In this Supplement, we provide information on (1) a new investment option; (2) the combination of certain investment options; (3) how to reach us; (4) EQ Advisors Trust annual expenses; (5) investment options; (6) transaction requests that are related to disruptive transfer activities; (7) buying a contract to fund a retirement arrangement; (8) tax information; (9) business day; (10) distribution of the contracts; (11) successor owner and annuitant feature; (12) beneficiary continuation option; (13) payment of death benefit;
(14) condensed financial information; (15) investment performance; and (16) Equitable Life.


                                                                       X00022/ML

-----
 2
--------------------------------------------------------------------------------

(1) NEW INVESTMENT OPTION

The following new Investment option is available under your Certificate effective on or about May 18, 2001.

EQ/BALANCED

The new Investment option invests in a corresponding Portfolio of EQ Advisors Trust. The objective and Adviser for the Portfolio is shown below:




 PORTFOLIO OF EQ ADVISORS TRUST
--------------------------------------------------------------------------------------------------------------
 PORTFOLIO NAME    OBJECTIVE                                          ADVISER
--------------------------------------------------------------------------------------------------------------
EQ/Balanced       High return through both appreciation of capital   Alliance Capital Management L.P.
                  and current income                                 Capital Guardian Trust Company
                                                                     Prudential Investments Fund Management,
                                                                     LLC
                                                                     Jennison Associates, LLC
--------------------------------------------------------------------------------------------------------------



See "EQ Advisors Trust annual expenses" below, regarding the expenses for this new portfolio.


(2) COMBINATION OF CERTAIN INVESTMENT OPTIONS

On or about May 18, 2001, the following combinations will occur: interests in the EQ/Balanced investment option will replace interests in the EQ/Evergreen Foundation and Mercury World Strategy investment options. At that time, we will move assets in the replaced options into the surviving option. After the combinations are effective, allocation elections to the replaced options will be considered allocations to the surviving option. Since the replaced options will continue in existence only until approximately May 18, 2001, references to the replaced options have been omitted from the fee table, expense examples and investment performance.


(3) HOW TO REACH US

You may communicate with our processing office for the purposes described in your Prospectus. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.


(4) EQ ADVISORS TRUST ANNUAL EXPENSES

The following table sets forth the annual expenses for each portfolio as of December 31, 2000. All portfolios may not be available in all annuity products. Please note that the names of certain portfolios have been changed (a correlating change in the name of the corresponding investment fund also applies). For more information on these name changes, see
"Portfolio/Correlating investment option name changes and new portfolio advisers," later in this supplement.

--------
 3
--------------------------------------------------------------------------------



EQ ADVISORS TRUST ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                NET TOTAL
                                                                                  OTHER          ANNUAL
                                                                               EXPENSES         EXPENSES
                                              MANAGEMENT                    (AFTER EXPENSE   (AFTER EXPENSE
                                               FEES(1)      12B-1 FEES(2)   LIMITATION)(3)   LIMITATION)(4)
------------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                         0.60%         0.25%            0.07%            0.92%
EQ/Alliance Common Stock                    0.46%         0.25%            0.05%            0.76%
EQ/Alliance High Yield                      0.60%         0.25%            0.07%            0.92%
EQ/Alliance Money Market                    0.34%         0.25%            0.06%            0.65%
EQ/Alliance Premier Growth                  0.89%         0.25%            0.01%            1.15%
EQ/Alliance Small Cap Growth                0.75%         0.25%            0.06%            1.06%
EQ/Alliance Technology                      0.90%         0.25%            0.00%            1.15%
EQ/Balanced                                 0.57%         0.25%            0.08%            0.90%
EQ/Bernstein Diversified Value              0.65%         0.25%            0.05%            0.95%
EQ/Capital Guardian International           0.85%         0.25%            0.10%            1.20%
EQ/Capital Guardian Research                0.65%         0.25%            0.05%            0.95%
EQ/Capital Guardian U.S. Equity             0.65%         0.25%            0.05%            0.95%
EQ/Equity 500 Index                         0.25%         0.25%            0.06%            0.56%
EQ/Evergreen Omega                          0.65%         0.25%            0.05%            0.95%
EQ/FI Mid Cap                               0.70%         0.25%            0.05%            1.00%
EQ/FI Small/Mid Cap Value                   0.75%         0.25%            0.10%            1.10%
EQ/International Equity Index               0.35%         0.25%            0.50%            1.10%
EQ/J.P. Morgan Core Bond                    0.45%         0.25%            0.10%            0.80%
EQ/Janus Large Cap Growth                   0.90%         0.25%            0.00%            1.15%
EQ/Lazard Small Cap Value                   0.75%         0.25%            0.10%            1.10%
EQ/Mercury Basic Value Equity               0.60%         0.25%            0.10%            0.95%
EQ/MFS Emerging Growth Companies            0.62%         0.25%            0.10%            0.97%
EQ/MFS Investors Trust                      0.60%         0.25%            0.10%            0.95%
EQ/MFS Research                             0.65%         0.25%            0.05%            0.95%
EQ/Morgan Stanley Emerging Markets Equity   1.15%         0.25%            0.40%            1.80%
EQ/Putnam Growth & Income Value             0.60%         0.25%            0.10%            0.95%
EQ/Putnam International Equity              0.85%         0.25%            0.15%            1.25%
EQ/Putnam Investors Growth                  0.65%         0.25%            0.05%            0.95%
EQ/Small Company Index                      0.25%         0.25%            0.35%            0.85%
------------------------------------------------------------------------------------------------------------------------------------



*All portfolios are not available in all contracts to which this supplement relates. See "Combination of certain investment options" above.

Notes:

(1) The management fees shown reflect revised management fees, effective May 1, 2000, which were approved by shareholders. The management fee for each portfolio cannot be increased without a vote of each portfolio's shareholders.

(2) Portfolio shares are all subject to fees imposed under the distribution plan (the "Rule 12b-1 Plan") adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.

(3) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital was invested for the EQ/Alliance Technology portfolio on May 1, 2000, "Other Expenses" shown have been

--------
  4
--------------------------------------------------------------------------------

   annualized. Initial seed capital was invested for the EQ/FI Mid Cap and EQ/Janus Large Cap Growth Portfolios on September 1, 2000. Thus, "Other Expenses" shown are estimated. See footnote (6) for any expense limitation agreements information.

(4) Equitable Life, EQ Advisors Trust's manager, has entered into an expense limitation agreement with respect to certain Portfolios. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, and extraordinary expenses) to not more than the amounts specified above as "Net Total Annual Expenses." The amounts shown for the EQ/International Equity Index and EQ/Small Company Index portfolios reflect a .10% decrease in the portfolios' expense waiver. The amounts shown for the EQ/Morgan Stanley Emerging Markets Equity Portfolio, reflect a .05% decrease in the portfolio's expense waiver. These decreases in the expense waivers were effective on May 1, 2001. Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that, among other things, such Portfolio has reached a sufficient size to permit such reimbursement to be made and provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. For more information see the prospectus for EQ Advisors Trust. The following chart indicates other expenses before any fee waivers and/or expense reimbursements that would have applied to each Portfolio. Portfolios that are not listed below do not have an expense limitation arrangement in effect.





--------------------------------------------------------------------------------
                                     OTHER EXPENSES
                                     (BEFORE ANY FEE
                                     WAIVERS AND/OR
                                         EXPENSE
PORTFOLIO NAME                       REIMBURSEMENTS)
--------------------------------------------------------------------------------
      EQ/Alliance Premier Growth          0.05%
      EQ/Alliance Technology              0.06%
      EQ/Balanced                         0.08%
      EQ/Bernstein Diversified Value      0.15%
      EQ/Capital Guardian International   0.20%
      EQ/Capital Guardian Research        0.16%
      EQ/Capital Guardian U.S. Equity     0.11%
      EQ/Evergreen Omega                  0.83%
      EQ/FI Mid Cap                       0.27%
      EQ/FI Small/Mid Cap Value           0.19%
      EQ/International Equity Index       0.44%
      EQ/J.P. Morgan Core Bond            0.11%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     OTHER EXPENSES
                                     (BEFORE ANY FEE
                                     WAIVERS AND/OR
                                         EXPENSE
PORTFOLIO NAME                       REIMBURSEMENTS)
--------------------------------------------------------------------------------
      EQ/Janus Large Cap Growth           0.22%
      EQ/Lazard Small Cap Value           0.14%
      EQ/Mercury Basic Value Equity       0.10%
      EQ/MFS Investors Trust              0.13%
      EQ/MFS Research                     0.07%
      EQ/Morgan Stanley Emerging
         Markets Equity                   0.52%
      EQ/Putnam Growth & Income Value     0.12%
      EQ/Putnam International Equity      0.22%
      EQ/Putnam Investors Growth          0.10%
      EQ/Small Company Index              0.43%
--------------------------------------------------------------------------------

--------
  5
--------------------------------------------------------------------------------

EXAMPLES

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. We assume that a $1,000 contribution is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option.(1) Other than as indicated in the next sentence, the charges used in the examples are the maximum aggregate charges that can apply to any contract or investment option to which this supplement relates (including the charge for any optional benefits available under any contract to which this supplement relates, as well as the maximum charges that would apply to the underlying portfolio). The annual administrative charge used in the examples is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.006 per $1,000. If your contract does not have an annual administrative charge and/or any optional benefit charge and/or has lower charges than used in the examples, then the expenses that apply to your contract would be lower than those shown below.

The examples assume the continuation of Total Annual Expenses (after expense limitation) shown for each portfolio of EQ Advisors Trust in the table, above, for the entire one, three, five and ten year periods included in the examples.

These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.





------------------------------------------------------------------------------------------------------------------------------------
                                       IF YOU SURRENDER YOUR CONTRACT AT THE END OF
                                             EACH PERIOD SHOWN, THE EXPENSES
                                                        WOULD BE:
------------------------------------------------------------------------------------------------------------------------------------
                                        1 YEAR      3 YEARS      5 YEARS     10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                 $ 110.79     $ 164.28     $ 210.38     $ 354.46
EQ/Alliance Common Stock            $ 109.05     $ 159.08     $ 201.79     $ 338.67
EQ/Alliance High Yield              $ 110.79     $ 164.28     $ 210.38     $ 354.46
EQ/Alliance Money Market            $ 107.85     $ 155.49     $ 195.85     $ 327.65
EQ/Alliance Premier Growth          $ 113.31     $ 171.72     $ 222.63     $ 376.72
EQ/Alliance Small Cap Growth        $ 112.32     $ 168.82     $ 217.85     $ 368.07
EQ/Alliance Technology              $ 113.31     $ 171.72     $ 222.63     $ 376.72
EQ/Balanced                         $ 110.58     $ 163.63     $ 209.31     $ 352.50
EQ/Bernstein Diversified Value      $ 111.12     $ 165.25     $ 211.98     $ 357.40
EQ/Capital Guardian International   $ 113.85     $ 173.34     $ 225.27     $ 381.49
EQ/Capital Guardian Research        $ 111.12     $ 165.25     $ 211.98     $ 357.40
EQ/Capital Guardian U.S. Equity     $ 111.12     $ 165.25     $ 211.98     $ 357.40
EQ/Equity 500 Index                 $ 106.86     $ 152.55     $ 190.97     $ 318.55
EQ/Evergreen Omega                  $ 111.12     $ 165.25     $ 211.98     $ 357.40
EQ/FI Mid Cap                       $ 111.67     $ 166.87     $ 214.65     $ 362.26
EQ/FI Small/Mid Cap Value           $ 112.76     $ 170.11     $ 219.97     $ 371.93
EQ/International Equity Index       $ 112.76     $ 170.11     $ 219.97     $ 371.93
EQ/Janus Large Cap Growth           $ 113.31     $ 171.72     $ 222.63     $ 376.72
EQ/J.P. Morgan Core Bond            $ 109.48     $ 160.38     $ 203.94     $ 342.64
EQ/Lazard Small Cap Value           $ 112.76     $ 170.11     $ 219.97     $ 371.93
EQ/Mercury Basic Value Equity       $ 111.12     $ 165.25     $ 211.98     $ 357.40
EQ/MFS Emerging Growth Companies    $ 111.34     $ 165.90     $ 213.05     $ 359.35
EQ/MFS Investors Trust              $ 111.12     $ 165.25     $ 211.98     $ 357.40
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                      IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE
                                         END OF EACH PERIOD SHOWN, THE EXPENSES
                                                       WOULD BE:
------------------------------------------------------------------------------------------------------------------------------------
                                       1 YEAR     3 YEARS     5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                 $ 30.79     $  95.29   $ 164.26     $ 349.61
EQ/Alliance Common Stock            $ 29.05     $  90.30   $ 156.04     $ 333.73
EQ/Alliance High Yield              $ 30.79     $  95.29   $ 164.26     $ 349.61
EQ/Alliance Money Market            $ 27.85     $  86.86   $ 150.35     $ 322.66
EQ/Alliance Premier Growth          $ 33.31     $ 102.43   $ 175.98     $ 371.98
EQ/Alliance Small Cap Growth        $ 32.32     $  99.64   $ 171.41     $ 363.29
EQ/Alliance Technology              $ 33.31     $ 102.43   $ 175.98     $ 371.98
EQ/Balanced                         $ 30.58     $  94.67   $ 163.24     $ 347.64
EQ/Bernstein Diversified Value      $ 31.12     $  96.22   $ 165.80     $ 352.56
EQ/Capital Guardian International   $ 33.85     $ 103.98   $ 178.52     $ 376.77
EQ/Capital Guardian Research        $ 31.12     $  96.22   $ 165.80     $ 352.56
EQ/Capital Guardian U.S. Equity     $ 31.12     $  96.22   $ 165.80     $ 352.56
EQ/Equity 500 Index                 $ 26.86     $  84.04   $ 145.68     $ 313.52
EQ/Evergreen Omega                  $ 31.12     $  96.22   $ 165.80     $ 352.56
EQ/FI Mid Cap                       $ 31.67     $  97.78   $ 168.35     $ 357.45
EQ/FI Small/Mid Cap Value           $ 32.76     $ 100.88   $ 173.45     $ 367.16
EQ/International Equity Index       $ 32.76     $ 100.88   $ 173.45     $ 367.16
EQ/Janus Large Cap Growth           $ 33.31     $ 102.43   $ 175.98     $ 371.98
EQ/J.P. Morgan Core Bond            $ 29.48     $  91.55   $ 158.10     $ 337.73
EQ/Lazard Small Cap Value           $ 32.76     $ 100.88   $ 173.45     $ 367.16
EQ/Mercury Basic Value Equity       $ 31.12     $  96.22   $ 165.80     $ 352.56
EQ/MFS Emerging Growth Companies    $ 31.34     $  96.85   $ 166.82     $ 354.52
EQ/MFS Investors Trust              $ 31.12     $  96.22   $ 165.80     $ 352.56
------------------------------------------------------------------------------------------------------------------------------------

--------
  6
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                               IF YOU SURRENDER YOUR CONTRACT AT THE END OF
                                                     EACH PERIOD SHOWN, THE EXPENSES
                                                                WOULD BE:
------------------------------------------------------------------------------------------------------------------------------------
                                                1 YEAR      3 YEARS      5 YEARS     10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Research                             $ 111.12     $ 165.25     $ 211.98     $ 357.40
EQ/Morgan Stanley Emerging Markets Equity   $ 120.40     $ 192.57     $ 256.58     $ 436.82
EQ/Putnam Growth & Income Value             $ 111.12     $ 165.25     $ 211.98     $ 357.40
EQ/Putnam International Equity              $ 114.40     $ 174.95     $ 227.91     $ 386.23
EQ/Putnam Investors Growth                  $ 111.12     $ 165.25     $ 211.98     $ 357.40
EQ/Small Company Index                      $ 110.03     $ 162.01     $ 206.63     $ 347.58
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                              IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE
                                                 END OF EACH PERIOD SHOWN, THE EXPENSES
                                                               WOULD BE:
------------------------------------------------------------------------------------------------------------------------------------
                                               1 YEAR     3 YEARS     5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Research                             $ 31.12     $  96.22   $ 165.80     $ 352.56
EQ/Morgan Stanley Emerging Markets Equity   $ 40.40     $ 122.57   $ 208.48     $ 432.39
EQ/Putnam Growth & Income Value             $ 31.12     $  96.22   $ 165.80     $ 352.56
EQ/Putnam International Equity              $ 34.40     $ 105.53   $ 181.04     $ 381.54
EQ/Putnam Investors Growth                  $ 31.12     $  96.22   $ 165.80     $ 352.56
EQ/Small Company Index                      $ 30.03     $  93.11   $ 160.67     $ 342.70
------------------------------------------------------------------------------------------------------------------------------------



(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of payments under an annuity payout option. See "Accessing your money" in your prospectus.


IF YOU ELECT A VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION:

Assuming an annuity payout option could be issued (see note (1) above), and you elect a Variable Immediate Annuity payout option, the expenses shown in the example for "if you do not surrender your contract" would, in each case, be increased by $6.08 based on the average amount applied to annuity payout options in 2000. See "Annuity administrative fee" in "Charges and expenses, in your prospectus."


(5) INVESTMENT OPTIONS

Please note the following information:





--------------------------------------------------------------------------------
 FORMER NAME              NEW NAME                 EFFECTIVE DATE
--------------------------------------------------------------------------------
EQ/Evergreen             EQ/Evergreen Omega       May 1, 2001
--------------------------------------------------------------------------------
MFS Growth with Income   EQ/MFS Investors Trust   May 18, 2001
--------------------------------------------------------------------------------



The investment objectives and advisers for these portfolios, respectively, remain the same.





--------------------------------------------------------------------------------
 FORMER NAME              NEW NAME                         EFFECTIVE DATE
--------------------------------------------------------------------------------
Lazard Large Cap Value   EQ/Bernstein Diversified Value   March 1, 2001
--------------------------------------------------------------------------------



The investment objective for this portfolio remains the same. The new adviser is Alliance Capital Management, L.P., through its Bernstein Investment Research and Management Unit.

Also, effective February 1, 2001, two additional advisers were added to the EQ/Aggressive Stock portfolio: Marsico Capital Management, LLC and Provident Investment Counsel, Inc. Alliance Capital Management, L.P. and MFS Investment Management continue to serve as advisers, and the investment objective for the portfolio remains the same.

Also, effective on May 18, 2001, all of the names of the investment options and correlating portfolios will include an "EQ/."

--------
   7
--------------------------------------------------------------------------------

The following list of investment options reflects certain adviser name changes. All options may not be available in all contracts to which this supplement relates.





PORTFOLIOS OF EQ ADVISORS TRUST

You should note that some EQ Advisors Trust portfolios have objectives and strategies that are substantially similar to those of certain retail funds; they may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.

------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                         OBJECTIVE                                ADVISER
------------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                    Long-term growth of capital              Alliance Capital Management L.P.
                                                                                Marsico Capital Management, LLC
                                                                                MFS Investment Management
                                                                                Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock               Long-term growth of capital and          Alliance Capital Management L.P.
                                       increasing income
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance High Yield                 High total return through a              Alliance Capital Management L.P.
                                       combination of
                                       current income and capital
                                       appreciation by
                                       investing generally in high yield
                                       securities
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Money Market               High level of current income,            Alliance Capital Management L.P.
                                       preserve its assets
                                       and maintain liquidity
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth             Long-term growth of capital              Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth           Long-term growth of capital              Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology                 Long-term growth of capital              Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Balanced                            High return through both                 Alliance Capital Management, L.P.
                                       appreciation of capital                  Capital Guardian Trust Company
                                       and current income                       Prudential Investments Fund
                                                                                Management LLC
                                                                                Jennison Associates LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value         Capital appreciation                     Alliance Capital Management, L.P., through
                                                                                its Bernstein Research and Management Unit
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International      Long-term growth of capital              Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research           Long-term growth of capital              Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity        Long-term growth of capital              Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------



-----
 8
--------------------------------------------------------------------------------



PORTFOLIOS OF EQ ADVISORS TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                    OBJECTIVE                                          ADVISER
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index               Total return before expenses that approximates     Alliance Capital Management L.P.
                                  the total return performance of the S&P 500
                                  Index, including reinvestment of dividends, at a
                                  risk level consistent with that of the S & P 500
                                  Stock Index
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                Long-term capital growth                           Evergreen Investment Management
                                                                                     Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                     Long-term growth of capital                        Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value         Long-term capital appreciation                     Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Equity Index     Replicate as closely as possible (before           Deutsche Asset Management, Inc.
                                  deduction of portfolio expenses) the total return
                                  of the Morgan Stanley Capital International
                                  Europe, Australia, Far East Index
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond          High total return consistent with moderate risk    J.P. Morgan Investment Management Inc.
                                  of capital and maintenance of liquidity
------------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth         Long-term growth in a manner that is consistent    Janus Capital Corporation
                                  with preservation of capital
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value         Capital appreciation                               Lazard Asset Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth            Long-term capital growth                           MFS Investment Management
 Companies
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust            Long-term growth of capital with a secondary       MFS Investment Management
                                  objective to seek reasonable current income
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Research                   Long-term growth of capital and future income      MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity     Capital appreciation and secondarily, income       Mercury Advisors
------------------------------------------------------------------------------------------------------------------------------------
EQ/Morgan Stanley Emerging        Long-term capital appreciation                     Morgan Stanley Asset Management
 Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value   Capital growth, current income a secondary         Putnam Investment Management, LLC
                                  objective
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity    Capital appreciation                               Putnam Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Investors Growth        Long-term growth of capital and any increased      Putnam Investment Management, LLC
                                  income that results from this growth
------------------------------------------------------------------------------------------------------------------------------------

--------
 9
--------------------------------------------------------------------------------



PORTFOLIOS OF EQ ADVISORS TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME           OBJECTIVE                                          ADVISER
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index   Replicate as closely as possible (before           Deutsche Asset Management, Inc.
                         deduction of portfolio expenses) the total return
                         of the Russell 2000 Index
------------------------------------------------------------------------------------------------------------------------------------



Other important information about the portfolios is included in the prospectus for EQ Advisors Trust attached at the end of this prospectus.


(6) DISRUPTIVE TRANSFER ACTIVITY

The following reflects Equitable's current policy with regard to market timing-related transaction requests.

You should note that the Accumulator Series contracts are not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kinds of strategies and transfer activities are disruptive to the underlying portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options are disruptive to the underlying portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of one or more owners.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.


(7) BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

If your contract is an Individual Retirement Annuity (IRA) or Tax Sheltered Annuity (TSA), or funds an employer retirement plan (QP or Qualified Plan) you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. You may therefore want to consider the relative features, benefits and costs of other investments that may be available for use in connection with your retirement plan or arrangement.


(8) TAX INFORMATION


NONQUALIFIED ANNUITIES -- OTHER INFORMATION

The IRS has stated that you will be considered the owner of the assets in the separate account if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has the authority to issue

-----
 10
--------------------------------------------------------------------------------

guidelines prescribing the circumstances in which your ability to direct your investment to particular portfolios within a separate account may cause you, rather than the insurance company, to be treated as the owner of the portfolio shares attributable to your nonqualified annuity contract. If you were to be considered the owner of the underlying shares, income and gains attributable to such portfolio shares would be currently included in your gross income for federal income tax purposes. Incidents of investment control could include among other items, the number of investment options available under a contract and/or the frequency of transfers available under the contract. In connection with the issuance of regulations concerning investment diversification, in 1986, the Treasury Department announced that the diversification regulations did not provide guidance on investor control but that guidance would be issued in the form of regulations or rulings. As of the date of this prospectus, no such guidance has been issued. It is not known whether such guidelines, if in fact issued, would have retroactive adverse effect on existing contracts. We can not provide assurance as to the terms or scope of any future guidance nor any assurance that such guidance would not be imposed on a retroactive basis to contacts issued under this supplement. We reserve the right to modify the contract, as necessary to attempt to prevent you from being considered the owner of the assets of the separate account for tax purposes.


REQUIRED MINIMUM DISTRIBUTIONS FOR QUALIFIED CONTRACTS

The IRS and Treasury have recently proposed revisions to the minimum distribution rules. We expect these rules to be finalized no earlier than January 1, 2002. The proposed revisions permit IRA and TSA owners and beneficiaries to apply the proposed revisions for calendar year 2001. See the Statement of Additional Information for a brief description of the proposed revisions.


ROTH IRAS

CONVERSION CONTRIBUTIONS TO ROTH IRAS.

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Unlike a rollover from a traditional IRA to another traditional IRA, the conversion rollover transaction is not tax-free. Instead, the distribution from the traditional IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. If you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free.

There is, however, no early distribution penalty tax on the traditional IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59 1/2.

You cannot make conversion contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. For this purpose, your modified adjusted gross income is computed without the gross income stemming from the traditional IRA conversion. You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA are subject to the annual required minimum distribution rule applicable to traditional IRAs beginning at age 70 1/2.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

--------
  11
--------------------------------------------------------------------------------

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE

To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA).

To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described in the prospectus. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS

Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described in the prospectus. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)  Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

     (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

     (b) Nontaxable portion.

--------
  12
--------------------------------------------------------------------------------

(3) Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped together as follows.

(1) All distributions made during the year from all Roth IRAs you maintain - - with any custodian or issuer - - are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2001 and the conversion contribution is made in 2002, the conversion contribution is treated as contributed prior to other conversion contributions made in 2002.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping (aggregating) both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.


WITHHOLDING FROM ROTH IRAS

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described in the prospectus.


(9) BUSINESS DAY

Our business day is generally any day the New York Stock Exchange is open for trading. Our business day generally ends at 4:00 p.m., Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. We may, however, close or close early due to emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information.

o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m. on a business day, we will use the next business day.

o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

--------
  13
--------------------------------------------------------------------------------

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.


CONTRIBUTIONS, CREDITS, AND TRANSFERS

o Contributions and credits allocated to the variable investment options are invested at the value next determined after the close of the business day.

o Transfers to or from variable investment options will be made at the value next determined after the close of the business day.


(10) DISTRIBUTION OF THE CONTRACTS

Equitable Distributors, Inc. ("EDI"), an indirect, wholly owned subsidiary of Equitable Life, is the distributor of the contracts. It is anticipated that by June 30, 2001, Equitable Distributors, LLC ("EDI, LLC") will become a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"), including the role of principal underwriter of Separate Account 49. Like EDI, EDI, LLC is owned by Equitable Holdings, LLC. Accordingly, once the successor by merger is complete, all references to the principal underwriter in each prospectus should be replaced with Equitable Distributors, LLC.


(11) CLARIFICATION OF SUCCESSOR OWNER AND ANNUITANT FEATURE

If you are both the contract owner and the annuitant, and your spouse is the sole beneficiary or the joint owner, then your spouse may elect to receive the death benefit or continue the contract as successor owner/annuitant.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of the annuitant's death, any required instructions, information and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal your minimum death benefit (if applicable) as of the date of your death, if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus feature (if applicable), and adjusted for any subsequent withdrawals. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply contributions made before your death. Withdrawal charges will apply if you make additional contributions. These additional contributions will be withdrawn only after all other amounts have been withdrawn. In determining whether the minimum death benefit will continue to grow, we will use your surviving spouse's age (as of the contract date anniversary).

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, then the custodian may request that the spouse be substituted as annuitant after your death.


(12) CLARIFICATION OF BENEFICIARY CONTINUATION OPTION

Upon your death under an IRA contract, a beneficiary may generally elect to keep the contract in your name and receive distributions under the contract instead of receiving the death benefit in a single sum. In order to elect this option, the beneficiary must be an individual. Certain trusts with only individual beneficiaries will be treated as individuals. We require this election to be made within 60 days following the date we receive proof of your death and before any other inconsistent election is made. We will increase the account value as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, to equal the minimum death benefit (if applicable) as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus feature (if applicable), and adjusted for subsequent withdrawals. Except as noted in the next two sentences, the beneficiary continuation

--------
  14
--------------------------------------------------------------------------------

option is available if we have received regulatory clearance in your state. For Rollover IRA and Flexible Premium IRA contracts, a similar beneficiary continuation option will be available until the beneficiary continuation option described in this prospectus is available. Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an Accumulator Express individual retirement annuity contract, using the account beneficiary as the annuitant. Please contact our processing office for further information.

Under the beneficiary continuation option:

o The contract continues in your name for the benefit of your beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o The guaranteed death benefit provisions will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply. Any partial withdrawal must be at least $300.

o Upon the death of the beneficiary, any remaining death benefit will be paid in a lump sum to the person named by the beneficiary, when we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment.


(13) CLARIFICATION OF WHEN WE VALUE THE DEATH BENEFIT AND OTHER MATTERS REGARDING THE CHANGE OF THE OWNER AFTER THE ORIGINAL OWNER'S DEATH FOR NQ CONTRACTS

(A) The death benefit is equal to your account value, or, if greater, the minimum death benefit (if applicable). We determine the amount of the death benefit (other than the minimum death benefit, if applicable) and any amount applicable under the Protection Plus feature (if applicable) as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment. The amount of any minimum death benefit will be the minimum death benefit as of the date of the annuitant's death adjusted for any subsequent withdrawals. Under Rollover TSA contracts, we will deduct the amount of any outstanding loan plus accrued interest from the amount of the death benefit.


(B) WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions the owner changes after the original owner's death. When you are not the annuitant under an NQ contract and you die before annuity payments begin, the beneficiary named to receive the death benefit upon the annuitant's death will automatically become the successor owner. If you do not want this beneficiary to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section. The surviving owner automatically takes the place of any other beneficiary designation.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

o The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (or in a joint ownership situation, the death of the first owner to die).

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  15
--------------------------------------------------------------------------------

o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

o If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living.


(14) CONDENSED FINANCIAL INFORMATION

The following table sets forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after May 1, 2001. The table shows unit values based on the highest charges that would apply to any contract or investment option to which this supplement relates, including the highest charges that would apply to the underlying portfolios. Therefore, if your contract has lower charges than those assumed, your unit values will be higher than those shown. The table also shows the total number of units outstanding for all contracts to which this supplement relates. All variable investment options may not be available in all products. Please refer to your annual statement for the unit values applicable to your contract.



--------------------------------------------------------------------------------------
                                               FOR THE YEARS ENDING DECEMBER 31,
                                        ----------------------------------------------
                                             1997        1998        1999        2000
--------------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK
-------------------------------------------------------------------------------------
  Unit value                             $  68.19    $  67.13    $  78.30    $  66.77
-------------------------------------------------------------------------------------
  Number of units outstanding (000s)          --          16         141         420
-------------------------------------------------------------------------------------
 EQ/ALLIANCE COMMON STOCK
-------------------------------------------------------------------------------------
  Unit value                             $ 176.22    $ 223.79    $ 275.01    $ 232.08
-------------------------------------------------------------------------------------
  Number of units outstanding (000s)            1          35         255         618
-------------------------------------------------------------------------------------
 EQ/ALLIANCE HIGH YIELD
-------------------------------------------------------------------------------------
  Unit value                             $  29.13    $  27.12    $  25.73    $  23.07
-------------------------------------------------------------------------------------
  Number of units outstanding (000s)            2         170         574       1,211
-------------------------------------------------------------------------------------
 EQ/ALLIANCE MONEY MARKET
-------------------------------------------------------------------------------------
  Unit value                             $  23.98    $  24.80    $  25.55    $  26.65
-------------------------------------------------------------------------------------
  Number of units outstanding (000s)           --         349       5,805       9,875
-------------------------------------------------------------------------------------

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  16
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------
                                             FOR THE YEARS ENDING DECEMBER 31,
                                        ---------------------------------------------
                                            1997        1998        1999       2000
-------------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
-------------------------------------------------------------------------------------
  Unit value                                  --          --     $ 11.77    $  9.45
-------------------------------------------------------------------------------------
  Number of units outstanding (000s)          --          --       5,630     17,412
-------------------------------------------------------------------------------------
 EQ/ALLIANCE SMALL CAP GROWTH
-------------------------------------------------------------------------------------
  Unit value                             $ 12.52     $ 11.77     $ 14.78    $ 16.53
-------------------------------------------------------------------------------------
  Number of units outstanding (000s)          --         211         818      3,189
-------------------------------------------------------------------------------------
 EQ/ALLIANCE TECHNOLOGY
-------------------------------------------------------------------------------------
  Unit value                                  --          --          --    $  6.60
-------------------------------------------------------------------------------------
  Number of units outstanding (000s)          --          --          --      5,505
-------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN INTERNATIONAL
-------------------------------------------------------------------------------------
  Unit value                                  --          --     $ 13.93    $ 11.09
-------------------------------------------------------------------------------------
  Number of units outstanding (000s)          --          --       1,286      5,514
-------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------------
  Unit value                                  --          --     $ 10.60    $ 11.04
-------------------------------------------------------------------------------------
  Number of units outstanding (000s)          --          --         987      2,953
-------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN U.S. EQUITY
-------------------------------------------------------------------------------------
  Unit value                                  --          --     $ 10.26    $ 10.46
-------------------------------------------------------------------------------------
  Number of units outstanding (000s)          --          --       2,436      5,538
-------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------------
  Unit value                                  --          --          --    $ 27.69
-------------------------------------------------------------------------------------
  Number of units outstanding (000s)          --          --          --      6,057
-------------------------------------------------------------------------------------
 EQ/EVERGREEN FOUNDATION
-------------------------------------------------------------------------------------
  Unit value                                  --          --     $ 10.56    $  9.90
-------------------------------------------------------------------------------------
  Number of units outstanding (000s)          --          --           6        134
-------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
-------------------------------------------------------------------------------------
  Unit value                                  --          --     $ 10.80    $  9.38
-------------------------------------------------------------------------------------
  Number of units outstanding (000s)          --          --           6         78
-------------------------------------------------------------------------------------
 EQ/FI MID CAP
-------------------------------------------------------------------------------------
  Unit value                                  --          --          --    $  9.99
-------------------------------------------------------------------------------------
  Number of units outstanding (000s)          --          --          --        617
-------------------------------------------------------------------------------------
 EQ/FI SMALL/MID CAP VALUE
-------------------------------------------------------------------------------------
  Unit value                                  --          --          --    $ 10.82
-------------------------------------------------------------------------------------
  Number of units outstanding (000s)          --          --          --        251
-------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
-------------------------------------------------------------------------------------
  Unit value                                  --     $ 11.82     $ 14.82    $ 12.02
-------------------------------------------------------------------------------------
  Number of units outstanding (000s)          --         248         992      2,531
-------------------------------------------------------------------------------------

--------
  17
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                   FOR THE YEARS ENDING DECEMBER 31,
-----------------------------------------------------------------------------------------
                                                  1997        1998        1999       2000
-----------------------------------------------------------------------------------------
 EQ/JANUS LARGE CAP GROWTH
-----------------------------------------------------------------------------------------
  Unit value                                        --          --          --    $  8.39
-----------------------------------------------------------------------------------------
  Number of units outstanding (000s)                --          --          --      1,315
-----------------------------------------------------------------------------------------
 EQ/J.P. MORGAN CORE BOND
-----------------------------------------------------------------------------------------
  Unit value                                        --     $ 10.73     $ 10.39    $ 11.40
-----------------------------------------------------------------------------------------
  Number of units outstanding (000s)                --         379       2,026      5,112
-----------------------------------------------------------------------------------------
 EQ/LAZARD SMALL CAP VALUE
-----------------------------------------------------------------------------------------
  Unit value                                        --     $  9.14     $  9.15    $ 10.68
-----------------------------------------------------------------------------------------
  Number of units outstanding (000s)                --         344         988      2,109
-----------------------------------------------------------------------------------------
 EQ/MERCURY BASIC VALUE EQUITY
-----------------------------------------------------------------------------------------
  Unit value                                   $ 11.58     $ 12.71     $ 14.88    $ 16.37
-----------------------------------------------------------------------------------------
  Number of units outstanding (000s)                --          --         173      1,079
-----------------------------------------------------------------------------------------
 EQ/MFS EMERGING GROWTH COMPANIES
-----------------------------------------------------------------------------------------
  Unit value                                   $ 12.11     $ 16.03     $ 27.40    $ 21.88
-----------------------------------------------------------------------------------------
  Number of units outstanding (000s)                 2         200       1,680      5,759
-----------------------------------------------------------------------------------------
 EQ/MFS INVESTORS TRUST
-----------------------------------------------------------------------------------------
  Unit value                                        --          --     $ 10.70    $ 10.45
-----------------------------------------------------------------------------------------
  Number of units outstanding (000s)                --          --       2,906      7,052
-----------------------------------------------------------------------------------------
 EQ/MFS RESEARCH
-----------------------------------------------------------------------------------------
  Unit value                                   $ 11.48     $ 14.02     $ 16.99    $ 15.84
-----------------------------------------------------------------------------------------
  Number of units outstanding (000s)                 1         410       1,725      5,917
-----------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY EMERGING MARKETS EQUITY
-----------------------------------------------------------------------------------------
  Unit value                                        --     $  5.70     $ 10.97    $  6.47
-----------------------------------------------------------------------------------------
  Number of units outstanding (000s)                --         203         962      2,958
-----------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH AND INCOME VALUE
-----------------------------------------------------------------------------------------
  Unit value                                   $ 11.50     $ 12.76     $ 12.39    $ 13.02
-----------------------------------------------------------------------------------------
  Number of units outstanding (000s)                17         714         978      1,755
-----------------------------------------------------------------------------------------
 EQ/PUTNAM INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------
  Unit value                                   $ 10.84     $ 12.75     $ 20.10    $ 17.34
-----------------------------------------------------------------------------------------
  Number of units outstanding (000s)                 4         422         771      2,033
-----------------------------------------------------------------------------------------
 EQ/PUTNAM INVESTORS GROWTH
-----------------------------------------------------------------------------------------
  Unit value                                   $ 12.33     $ 16.54     $ 21.20    $ 17.16
-----------------------------------------------------------------------------------------
  Number of units outstanding (000s)                --         282         576      1,658
-----------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
-----------------------------------------------------------------------------------------
  Unit value                                        --     $  9.61     $ 11.42    $ 10.86
-----------------------------------------------------------------------------------------
  Number of units outstanding (000s)                --         211         522      1,382
-----------------------------------------------------------------------------------------

--------
  18
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                              FOR THE YEARS ENDING DECEMBER 31,
----------------------------------------------------------------------------------------
                                            1997        1998        1999        2000
----------------------------------------------------------------------------------------
 LAZARD LARGE CAP VALUE
----------------------------------------------------------------------------------------
  Unit value                                  --     $ 11.81     $ 12.04     $ 11.61
----------------------------------------------------------------------------------------
  Number of units outstanding (000s)          --         315       1,532       3,700
----------------------------------------------------------------------------------------
 MERCURY WORLD STRATEGY
----------------------------------------------------------------------------------------
  Unit value                             $ 10.36     $ 10.89     $ 13.00     $ 11.33
----------------------------------------------------------------------------------------
  Number of units outstanding (000s)          --          --          19         172
----------------------------------------------------------------------------------------

(15) INVESTMENT PERFORMANCE

The following table shows the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution invested in the variable investment options for the periods shown.

The table takes into account the maximum current fees and charges applicable to all contracts to which this supplement applies, including any optional benefits charges, which may or may not be available under your contract. The table does not reflect the charges designed to approximate certain taxes imposed on us, such as premium taxes in your state or any applicable annuity administrative fee.

In all cases the results shown are based on the actual historical investment experience of the portfolios in which the variable investment options invest. In some cases, the results shown relate to periods when the variable investment options and/or the contracts were not available. In those cases, we adjusted the results of the portfolios to reflect the charges under the contracts that would have applied had the investment options and/or contracts been available.

For the "EQ/Alliance" portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology), we have adjusted the results prior to October 1996, when Class 1B shares for these portfolios were not available, to reflect the 12b-1 fees currently imposed. Finally, the results shown for the EQ/Alliance Money Market and EQ/Alliance Common Stock options for period before March 22, 1985 reflect the results of the variable investment options that preceded them. The "Since portfolio inception" figures for these options are based on the inception of the preceding variable investment options. We have adjusted these results to reflect the maximum investment advisory fee payable for the portfolios, as an assumed charge of 0.06% for direct operating expenses.

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the Alliance portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust. In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessors that it may have had.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.

THE PERFORMANCE INFORMATION SHOWN BELOW AND PERFORMANCE INFORMATION THAT WE ADVERTISE REFLECT PAST PERFORMANCE AND DOES NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. SUCH INFORMATION ALSO DOES NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.

--------
  19
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                       LENGTH OF INVESTMENT PERIOD
                                        --------------------------------------------------------------------------------------------
                                                                                                                       SINCE
                                                    1             3             5           10      SINCE OPTION    PORTFOLIO
                                                 YEAR          YEARS         YEARS       YEARS       INCEPTION*    INCEPTION**
------------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                         (23.39)%        ( 5.19)%       1.77%       10.22%      ( 2.22)%         11.77%
EQ/Alliance Common Stock                    (24.26)%          5.55%       12.64%       13.65%       11.33%          11.60%
EQ/Alliance Global                          (26.83)%          7.85%        9.54%       12.21%        8.94%           9.51%
EQ/Alliance Growth Investors                (15.05)%          8.77%       10.73%       13.13%       10.71%          12.71%
EQ/Alliance High Yield                      (19.09)%        (12.37)%      (1.30)%       5.10%      ( 5.44)%          3.38%
EQ/Alliance Money Market                    ( 4.73)%        ( 0.75)%      (0.06)%      (0.33)%     ( 0.34)%          2.27%
EQ/Alliance Premier Growth                  (28.26)%            --           --           --       ( 9.24)%        ( 9.24)%
EQ/Alliance Small Cap Growth                  2.65%           5.58%          --           --        11.19%          11.19%
EQ/Bernstein Diversified Value              (12.40)%          0.87%          --           --         0.87%           0.87%
EQ/Capital Guardian International           (28.94)%            --           --           --         0.53%           0.53%
EQ/Capital Guardian Research                ( 4.81)%            --           --           --         0.19%           0.19%
EQ/Capital Guardian U.S. Equity             ( 7.05)%            --           --           --       ( 3.21)%        ( 3.21)%
EQ/Equity 500 Index                         (19.98)%          5.57%       12.90%          --        12.07%          13.68%
EQ/Evergreen Omega                          (21.81)%            --           --           --       ( 8.50)%        ( 8.50)%
EQ/FI Small/Mid Cap Value                   ( 5.55)%        ( 7.46)%         --           --         0.91%         ( 1.95)%
EQ/International Equity Index               (27.50)%          2.13%          --           --         2.13%           2.13%
EQ/J.P. Morgan Core Bond                      0.57%           0.16%          --           --         0.16%           0.16%
EQ/Lazard Small Cap Value                     7.36%         ( 2.20)%         --           --       ( 2.20)%        ( 2.20)%
EQ/Mercury Basic Value Equity                 0.89%           8.20%          --           --        10.89%          10.89%
EQ/MFS Emerging Growth Companies            (28.69)%         18.29%          --           --        20.84%          20.84%
EQ/MFS Investors Trust                      (11.18)%            --           --           --       ( 3.05)%        ( 3.05)%
EQ/MFS Research                             (15.59)%          7.28%          --           --         9.94%           9.94%
EQ/Morgan Stanley Emerging Markets Equity   (49.15)%        (11.37)%         --           --       (11.37)%        (17.15)%
EQ/Putnam Growth & Income Value             ( 3.97)%        ( 0.07)%         --           --         3.67%           3.67%
EQ/Putnam International Equity              (22.40)%         13.20%          --           --        12.92%          12.92%
EQ/Putnam Investors Growth                  (27.66)%          7.71%          --           --        12.69%          12.69%
EQ/Small Company Index                      (13.79)%        ( 1.58)%         --           --       ( 1.58)%        ( 1.58)%
------------------------------------------------------------------------------------------------------------------------------------

* The variable investment option inception dates are: EQ/Alliance Money Market, EQ/Alliance High Yield, EQ/Alliance Common Stock and EQ/Aggressive Stock (October 16, 1996); EQ/Alliance Small Cap Growth, EQ/MFS Research, EQ/MFS Emerging Growth Companies, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, EQ/Putnam Investors Growth and EQ/Putnam International Equity (May 1, 1997); EQ/Equity 500 Index, EQ/Small Company Index, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Bernstein Diversified Value, EQ/Lazard Small Cap Value and EQ/Morgan Stanley Emerging Markets Equity (December 31, 1997); EQ/Evergreen Omega and EQ/MFS Investors Trust (December 31, 1998); EQ/Alliance Premier Growth, EQ/Capital Guardian U.S. Equity, EQ/Capital Guardian Research and EQ/Capital Guardian International (April
  30, 1999); EQ/Alliance Technology (May 1, 2000); EQ/FI Mid Cap, EQ/FI Small/Mid Cap Value and EQ/Janus Large Cap Growth (9/1/00) and EQ/Balanced (anticipated to become available on or about May 18, 2001). No information is provided for portfolios and/or variable investment options with inception dates after 12/31/99.

**The inception dates for the portfolios underlying Alliance variable investment options shown in the table are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on October 18, 1999. The portfolio inception dates are:
 EQ/Alliance Money Market (July 13, 1981); EQ/Alliance High Yield (January 2,
 1987); EQ/Alliance Common Stock (January 13, 1976); EQ/Aggressive Stock and EQ/Balanced (January 27, 1986); EQ/Equity 500 Index (March 1, 1994); EQ/Alliance Small Cap Growth, EQ/FI Small/Mid Cap Value, EQ/MFS Research, EQ/MFS Emerging Growth Companies, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, EQ/Putnam Investors Growth and EQ/Putnam International Equity (May 1, 1997); EQ/Small Company Index, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Bernstein Diversified Value and EQ/Lazard Small Cap Value (January 1, 1998); EQ/Morgan Stanley Emerging Markets Equity (August 20, 1997); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian U.S. Equity, EQ/Capital Guardian Research and EQ/Capital Guardian International (May 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/FI Mid Cap and EQ/Janus Large Cap Growth (9/1/00). No information is provided for portfolios and/or variable investment options with inception dates after 12/31/99.

--------
  20
--------------------------------------------------------------------------------

(16) UPDATED INFORMATION ON EQUITABLE LIFE

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $483.1 billion in assets as of December 31, 2000. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

Statement of additional
information


--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE


Unit Values and
Custodian and Independent Accountants                                         2
Yield Information for the EQ/Alliance Money Market Option and EQ/Alliance
High Yield Option                                                             2
Distribution of the contracts                                                 3
Financial Statements                                                          4


HOW TO OBTAIN AN EQUITABLE ACCUMULATOR STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 49

Send this request form to:
 Equitable Accumulator
 P.O. Box 1547 Secaucus, NJ 07096-1547
--------------------------------------------------------------------------------




Please send me an Equitable Accumulator SAI for Separate Account No. 49 dated May 1, 2001:


Check one:

Accumulator Advisor       [ ]
Accumulator               [ ]

Accumulator Express       [ ]
Accumulator Plus          [ ]

Accumulator Select        [ ]



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City            State    Zip






(SAI 4ACS(5/01))

Equitable Accumulator Plus (SM)
A variable deferred annuity contract


STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2001


THE EQUITABLE LIFE ASSURANCE SOCIETY
OF THE UNITED STATES
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Equitable Accumulator Plus Prospectus, dated May 1, 2001. That Prospectus provides detailed information concerning the contracts and the variable investment options that fund the contracts. Each variable investment option is a subaccount of Equitable Life's Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.

A copy of the Prospectus is available free of charge by writing the processing office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your registered representative.


TABLE OF CONTENTS


Revised Proposed Minimum Distribution Rules                                 2
Unit Values                                                                 3
Custodian and Independent Accountants                                       4
Yield Information for the EQ/Alliance Money Market
   Option and EQ/Alliance High Yield Option                                 4
Distribution of the Contracts                                               5
Financial Statements                                                        5




    Copyright 2001 The Equitable Life Assurance Society of the United States
           All rights reserved. Accumulator Plus is a service mark of The Equitable Life Assurance Society of the United States.

SAI 10ACS                                                                 E3135

-----
2
--------------------------------------------------------------------------------


REVISED PROPOSED MINIMUM DISTRIBUTION RULES

The proposed revisions issued in January, 2001 to the proposed regulations governing required minimum distributions under IRAs, TSAs, and qualified plans chiefly affect the calculation of account-based annual minimum distribution withdrawals under these plans, contracts and arrangements. They also affect the calculation of required minimum distributions from such plans, contracts, and arrangements after the death of the contract owner or plan participant.

Under the revised proposed rules the IRS has changed the divisor used to divide the account balance in calculating an owner's or participant's lifetime required minimum distribution amount for a traditional IRA or TSA or from a qualified plan. The "distribution period" corresponding to the age of the individual from the required minimum distribution incidental benefit (MDIB) table originally prescribed in the existing 1987 proposed regulations is the prescribed divisor for calculations under the revised proposed rules. Unless a special exception applies for owners or participants with spouses more than 10 years younger, this is the only table to be used to calculate account-based lifetime required minimum distributions. There is no need to pick a designated beneficiary, choose life expectancy factors or choose whether or not to recalculate life expectancy or choose term certain. Because the uniform distribution period table assumes more generous life expectancy-based factors than in the existing 1987 proposed regulations, the annual amount required to be distributed using the uniform distribution period table will generally be much smaller than under the existing rules. In the case of the spousal exception referred to before, the owner or participant can choose to use the longer distribution period measured by the joint life and last survivor life expectancy of the owner or participant and younger spouse.

The revised proposed rules retain the distinction between annually calculating a withdrawal amount (account-based approach) and applying funds to an annuity payout (annuitization) for complying with annual minimum distribution requirements. The revised proposed rules continue to allow an owner or participant to use a beneficiary in annuitization. However, when an owner or participant chooses an account-based approach, unless the younger spouse exception applies, the owner or participant no longer uses a beneficiary to calculate the required minimum distribution amount.

An owner or plan participant can continue to choose a different approach for each traditional IRA or TSA maintained and other retirement plans. For example, a plan participant with several traditional IRAs can choose an annuity payout from one IRA, a different annuity payout from the qualified plan, and an account-based annual withdrawal for another IRA. If permitted by the terms of the applicable plan or contract, an owner or plan participant who starts taking lifetime required minimum distributions using an account-based method can later apply funds to an annuity-based payout. If a period certain is elected, it cannot exceed remaining life expectancy.

The revised proposed rules change how required minimum distribution payments must be made after the death of the owner or plan participant. Under the revised proposed rules the determination of the designated beneficiary and the calculation of the beneficiary's life expectancy generally are contemporaneous with commencement of required distributions to the beneficiary. Regardless of whether death occurs before or after the Required Beginning Date for lifetime required minimum distribution payments, the revised proposed rules extend the maximum time for determining who the beneficiary is to December 31st of the calendar year following the year of the death of the owner or plan participant. Regardless of whether death occurs before or after the Required Beginning Date for lifetime required minimum distribution payments, under the revised proposed rules an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the term certain method. That is, he or she determines his or her life expectancy using the life expectancy tables as of the calendar year after the owner's or participant's death and reduces that number by one each subsequent year.

If the owner or plan participant dies AFTER the Required Beginning Date for lifetime required minimum distribution

-----
3
--------------------------------------------------------------------------------


payments, and the death beneficiary is the surviving spouse, the revised proposed rules permit post-death distributions to be made over the spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year.

If the owner or plan participant dies AFTER the Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual such as the estate, the revised proposed rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner or plan participant's life expectancy in the year of death. For each subsequent year life expectancy is reduced by one (the term certain method). (Please note that we need an individual annuitant to keep an annuity contract or certificate in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity after the death of the annuitant.)

If the owner or plan participant dies BEFORE the Required Beginning Date for lifetime requirement minimum distribution payments, and the death beneficiary is the surviving spouse, as under the existing rules, the revised proposed rules permit the spouse to delay starting payments over his/her life expectancy until the year in which the owner or plan participant would have attained age 70 1/2.

The revised proposed rules permit any individual beneficiary, including a spouse, to elect to apply the 5-year rule. Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's or plan participant's death BEFORE the Required Beginning Date, the entire account must be distributed by the end of the fifth year following the year of the owner's or plan participant's death. No distribution is required for a year before that fifth year.

If the owner or plan participant dies BEFORE the Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual such as the estate, the revised proposed rules continue to apply the 5-year rule discussed above. (Please note that we need an individual annuitant to keep an annuity contract or certificate in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity after the death of the annuitant.)


UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Equitable Accumulator Plus.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

     (a/b) - c

where:

(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by EQ Advisors Trust.

(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge, administrative charge, and distribution charge relating to the contracts, times the number of calendar days in the valua-

-----
4
--------------------------------------------------------------------------------

     tion period. These daily charges are at an effective annual rate not to exceed a total of 1.60%.

CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Equitable Life is the custodian for the shares of EQ Advisors Trust owned by Separate Account No. 49.

The financial statements of Separate Account No. 49 as at December 31, 1999 and for the periods ended December 31, 1999 and 1998, and the consolidated financial statements of Equitable Life as at December 31, 1999 and 1998 and for each of the three years ended December 31, 1999 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


YIELD INFORMATION FOR THE EQ/ALLIANCE MONEY MARKET OPTION AND EQ/ALLIANCE HIGH YIELD OPTION

EQ/ALLIANCE MONEY MARKET OPTION

The EQ/Alliance Money Market option calculates yield information for seven-day periods. The seven-day current yield calculation is based on a hypothetical contract with one unit at the beginning of the period. To determine the seven-day rate of return, the net change in the unit value is computed by subtracting the unit value at the beginning of the period from a unit value, exclusive of capital changes, at the end of the period.

Unit values reflect all other accrued expenses of the EQ/Alliance Money Market option but do not reflect any withdrawal charges or charges for applicable taxes such as state or local premium taxes.


The adjusted net change is divided by the unit value at the beginning of the period to obtain what is called the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.


The effective yield is obtained by modifying the current yield to take into account the compounding nature of the EQ/Alliance Money Market option's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1 )365/7 - 1. The EQ/Alliance Money Market option yields will fluctuate daily. Accordingly, yields for any given period do not necessarily represent future results. In addition, the value of units of the EQ/Alliance Money Market option will fluctuate and not remain constant.

EQ/ALLIANCE HIGH YIELD OPTION


The Alliance High Yield option calculates yield information for 30-day periods. The 30-day current yield calculation is based on a hypothetical contract with one unit at the beginning of the period. To determine the 30-day rate of return, the net change in the unit value is computed by subtracting the unit value at the beginning of the period from a unit value, exclusive of capital changes, at the end of the period.


Unit values reflect all other accrued expenses of the EQ/Alliance High Yield option but do not reflect any withdrawal charges or charges for applicable taxes such as state or local premium taxes.


The adjusted net change is divided by the unit value at the beginning of the period to obtain the adjusted base period rate of return. This 30-day adjusted base period return is then multiplied by 365/30 to produce an annualized 30-day current yield figure carried to the nearest one-hundredth of one percent.


The yield for the EQ/Alliance High Yield option will fluctuate daily. Accordingly, the yield for any given period does not necessarily represent future results. In addition, the value of units of the EQ/Alliance High Yield option will fluctuate and not remain constant.

-----
5
--------------------------------------------------------------------------------


EQ/ALLIANCE MONEY MARKET OPTION AND EQ/ALLIANCE HIGH YIELD OPTION YIELD INFORMATION

The yields for the EQ/Alliance Money Market option and EQ/Alliance High Yield option reflect charges that are not normally reflected in the yields of other investments. Therefore, they may be lower when compared with yields of other investments. The yields for the EQ/Alliance Money Market option and EQ/Alliance High Yield option should not be compared to the return on fixed rate investments which guarantee rates of interest for specified periods. Nor should the yields be compared to the yields of money market options made available to the general public.

The seven-day current yield for the EQ/Alliance Money Market option was 3.55% for the period ended December 31, 2000. The effective yield for that period was 3.62%.

The effective yield for the EQ/Alliance High Yield option was 14.14% for the 30-day period ended December 31, 2000.

Because the above yields reflect the deduction of variable investment option expenses, they are lower than the corresponding yield figures for the EQ/Alliance Money Market and EQ/Alliance High Yield portfolios which reflect only the deduction of EQ Advisors Trust-level expenses.

DISTRIBUTION OF THE CONTRACTS

Under a distribution agreement between EDI, Equitable Life, and certain of Equitable Life's separate accounts, including Separate Account No. 49, Equitable Life paid EDI distribution fees of $199,478,753 for 2000, $176,337,355 for 1999 and $128,729,285 for 1998, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, EDI retained $52,501,772, $46,957,345 and $35,582,313, respectively.


FINANCIAL STATEMENTS

The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.

The financial statements of Separate Account No. 49 list variable investment options not currently offered under the contract.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49
INDEX TO FINANCIAL STATEMENTS


Report of Independent Accountants......................................   A-2
Financial Statements:
   Statements of Assets and Liabilities,
    December 31, 2000..................................................   A-3
   Statements of Operations for the Year Ended
    December 31, 2000..................................................   A-8
   Statements of Changes in Net Assets for the Years Ended
    December 31, 2000 and 1999.........................................  A-13
   Notes to Financial Statements.......................................  A-21


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Accountants......................................   F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2000
    and 1999...........................................................   F-2
Consolidated Statements of Earnings, Years Ended
    December 31, 2000, 1999 and 1998...................................   F-3
   Consolidated Statements of Shareholder's Equity and
    Comprehensive Income, Years Ended December 31, 2000,
    1999 and 1998......................................................   F-4
   Consolidated Statements of Cash Flows, Years Ended
    December 31, 2000, 1999 and 1998...................................   F-5
   Notes to Consolidated Financial Statements..........................   F-7

                       Report of Independent Accountants

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account No. 49 of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 49 at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in the EQ Advisors Trust at December 31, 2000 with the transfer agent of the EQ Advisors Trust, provide a reasonable basis for our opinion.



/s/PricewaterhouseCoopers LLP
New York, New York
February 5, 2001

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000


                                                   ALLIANCE                      ALLIANCE
                                                    COMMON        ALLIANCE        GROWTH
                                                    STOCK          GLOBAL        INVESTORS
                                               --------------- -------------- --------------
ASSETS
Investments in shares of The Trust
 -- at fair market value (Note 1)
 Cost:  $1,103,237,003........................  $846,026,157
            11,923,302 .......................                 $11,574,618
            17,664,076 .......................                                 $17,891,289
           229,477,289 .......................
           454,535,773 .......................
           271,724,138 .......................
           117,367,874 .......................
Receivable for Trust shares sold .............            --            750          1,915
Receivable for policy-related transactions ...       694,337             --             --
                                                ------------    -----------    -----------
  Total Assets ...............................   846,720,494     11,575,368     17,893,204
                                                ------------    -----------    -----------
LIABILITIES
Payable for Trust shares purchased ...........        24,398             --             --
Payable for policy-related transactions ......            --            750          1,915
                                                ------------    -----------    -----------
  Total Liabilities ..........................        24,398            750          1,915
                                                ------------    -----------    -----------
NET ASSETS ...................................  $846,696,096    $11,574,618    $17,891,289
                                                ============    ===========    ===========
Amount retained by Equitable Life in
 Separate Account No. 49 (Note 5) ............  $     90,432    $    20,743    $    17,099
Net Assets Attributable to Contractowners ....   846,605,664     11,553,875     17,874,190
                                                ------------    -----------    -----------
NET ASSETS ...................................  $846,696,096    $11,574,618    $17,891,289
                                                ============    ===========    ===========




                                                   ALLIANCE        ALLIANCE        ALLIANCE        CAPITAL
                                                     HIGH           MONEY         SMALL CAP       GUARDIAN
                                                    YIELD           MARKET          GROWTH      INTERNATIONAL
                                               --------------- --------------- --------------- --------------
ASSETS
Investments in shares of The Trust
 -- at fair market value (Note 1)
 Cost:  $1,103,237,003........................
            11,923,302 .......................
            17,664,076 .......................
           229,477,289 .......................  $156,991,519
           454,535,773 .......................                  $439,156,959
           271,724,138 .......................                                  $230,306,302
           117,367,874 .......................                                                  $109,716,728
Receivable for Trust shares sold .............            --             322       8,790,204       4,198,447
Receivable for policy-related transactions ...        89,865      62,742,055              --              --
                                                ------------    ------------    ------------    ------------
  Total Assets ...............................   157,081,384     501,899,336     239,096,506     113,915,175
                                                ------------    ------------    ------------    ------------
LIABILITIES
Payable for Trust shares purchased ...........        89,865      62,747,457              --              --
Payable for policy-related transactions ......            --             322       8,790,330       4,198,551
                                                ------------    ------------    ------------    ------------
  Total Liabilities ..........................        89,865      62,747,779       8,790,330       4,198,551
                                                ------------    ------------    ------------    ------------
NET ASSETS ...................................  $156,991,519    $439,151,557    $230,306,176    $109,716,624
                                                ============    ============    ============    ============
Amount retained by Equitable Life in
 Separate Account No. 49 (Note 5) ............  $     40,874    $      8,692    $     17,981    $    328,346
Net Assets Attributable to Contractowners ....   156,950,645     439,142,865     230,288,195     109,388,278
                                                ------------    ------------    ------------    ------------
NET ASSETS ...................................  $156,991,519    $439,151,557    $230,306,176    $109,716,624
                                                ============    ============    ============    ============


-------
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000


                                                   CAPITAL        CAPITAL
                                                  GUARDIAN        GUARDIAN     EQ/ AGGRESSIVE
                                                  RESEARCH      U.S. EQUITY         STOCK
                                               -------------- --------------- ----------------
ASSETS
Investments in shares of The Trust
 -- at fair market value (Note 1)
 Cost:  $ 60,643,332..........................  $63,079,821
         120,182,608 .........................                 $122,600,450
         154,183,779 .........................                                  $135,296,289
         461,164,680 .........................
         117,910,411 .........................
         651,859,583 .........................
           3,655,425 .........................
Receivable for Trust shares sold .............        7,299              --        2,262,261
Receivable for policy-related transactions ...           --         323,058               --
                                                -----------    ------------     ------------
  Total Assets ...............................   63,087,120     122,923,508      137,558,550
                                                -----------    ------------     ------------
LIABILITIES
Payable for Trust shares purchased ...........           --         443,059               --
Payable for policy-related transactions ......        7,299              --        2,262,258
                                                -----------    ------------     ------------
  Total Liabilities ..........................        7,299         443,059        2,262,258
                                                -----------    ------------     ------------
NET ASSETS ...................................  $63,079,821    $122,480,449     $135,296,292
                                                ===========    ============     ============
Amount retained by Equitable Life in
 Separate Account No. 49 (Note 5) ............  $   335,291    $    732,662     $      2,812
Net Assets Attributable to Contractowners ....   62,744,530     121,747,787      135,293,480
                                                -----------    ------------     ------------
NET ASSETS ...................................  $63,079,821    $122,480,449     $135,296,292
                                                ===========    ============     ============




                                                 EQ/ALLIANCE
                                                   PREMIER      EQ/ALLIANCE     EQ EQUITY
                                                    GROWTH       TECHNOLOGY     500 INDEX     EQ/EVERGREEN
                                               --------------- ------------- --------------- -------------
ASSETS
Investments in shares of The Trust
 -- at fair market value (Note 1)
 Cost:  $ 60,643,332..........................
         120,182,608 .........................
         154,183,779 .........................
         461,164,680 .........................  $389,644,684
         117,910,411 .........................                  $90,319,096
         651,859,583 .........................                                $622,794,520
           3,655,425 .........................                                                $3,401,154
Receivable for Trust shares sold .............     2,637,286             --      1,054,395           674
Receivable for policy-related transactions ...            --             --             --            --
                                                ------------    -----------   ------------    ----------
  Total Assets ...............................   392,281,970     90,319,096    623,848,915     3,401,828
                                                ------------    -----------   ------------    ----------
LIABILITIES
Payable for Trust shares purchased ...........            --        161,902             --            --
Payable for policy-related transactions ......     2,637,466         13,866        944,013           674
                                                ------------    -----------   ------------    ----------
  Total Liabilities ..........................     2,637,466        175,768        944,013           674
                                                ------------    -----------   ------------    ----------
NET ASSETS ...................................  $389,644,504    $90,143,328   $622,904,902    $3,401,154
                                                ============    ===========   ============    ==========
Amount retained by Equitable Life in
 Separate Account No. 49 (Note 5) ............  $    525,214    $     3,705   $    826,436    $  945,975
Net Assets Attributable to Contractowners ....   389,119,290     90,139,623    622,078,466     2,455,179
                                                ------------    -----------   ------------    ----------
NET ASSETS ...................................  $389,644,504    $90,143,328   $622,904,902    $3,401,154
                                                ============    ===========   ============    ==========


-------
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000


                                                                                    EQ/JANUS
                                                EQ/EVERGREEN   EQ INTERNATIONAL     LARGE CAP
                                                 FOUNDATION      EQUITY INDEX        GROWTH
                                               -------------- ------------------ --------------
ASSETS
Investments in shares of The Trust
 -- at fair market value (Note 1)
 Cost: $ 10,713,186...........................  $10,337,417
         83,959,274 ..........................                    $81,106,092
         29,379,293 ..........................                                    $27,608,722
        408,571,862 ..........................
        383,284,405 ..........................
        385,186,718 ..........................
         61,693,096 ..........................
Receivable for Trust shares sold .............        2,189         2,226,987              --
Receivable for policy-related transactions ...           --                --         542,643
                                                -----------       -----------     -----------
  Total Assets ...............................   10,339,606        83,333,079      28,151,365
                                                -----------       -----------     -----------
LIABILITIES
Payable for Trust shares purchased ...........           --                --         542,644
Payable for policy-related transactions ......        2,189         2,227,000              --
                                                -----------       -----------     -----------
  Total Liabilities ..........................        2,189         2,227,000         542,644
                                                -----------       -----------     -----------
NET ASSETS ...................................  $10,337,417       $81,106,079     $27,608,721
                                                ===========       ===========     ===========
Amount retained by Equitable Life in
 Separate Account No. 49 (Note 5) ............  $   994,028       $   386,751     $   474,763
Net Assets Attributable to Contractowners ....    9,343,389        80,719,328      27,133,958
                                                -----------       -----------     -----------
NET ASSETS ...................................  $10,337,417       $81,106,079     $27,608,721
                                                ===========       ===========     ===========




                                                  EQ/PUTNAM      EQ/PUTNAM       EQ/PUTNAM       EQ SMALL
                                                  GROWTH &     INTERNATIONAL     INVESTORS        COMPANY
                                                INCOME VALUE       EQUITY          GROWTH          INDEX
                                               -------------- --------------- --------------- --------------
ASSETS
Investments in shares of The Trust
 -- at fair market value (Note 1)
 Cost: $ 10,713,186...........................
         83,959,274 ..........................
         29,379,293 ..........................
        408,571,862 ..........................  $413,933,834
        383,284,405 ..........................                 $353,083,818
        385,186,718 ..........................                                 $396,253,469
         61,693,096 ..........................                                                 $56,142,436
Receivable for Trust shares sold .............            --     21,484,847       3,217,557        801,004
Receivable for policy-related transactions ...       249,271             --              --             --
                                                ------------   ------------    ------------    -----------
  Total Assets ...............................   414,183,105    374,568,665     399,471,026     56,943,440
                                                ------------   ------------    ------------    -----------
LIABILITIES
Payable for Trust shares purchased ...........       248,788             --              --             --
Payable for policy-related transactions ......            --     21,474,841       3,217,556        801,002
                                                ------------   ------------    ------------    -----------
  Total Liabilities ..........................       248,788     21,474,841       3,217,556        801,002
                                                ------------   ------------    ------------    -----------
NET ASSETS ...................................  $413,943,317   $353,093,824    $396,253,470    $56,142,438
                                                ============   ============    ============    ===========
Amount retained by Equitable Life in
 Separate Account No. 49 (Note 5) ............  $     13,273   $      4,267    $    569,395    $ 1,354,956
Net Assets Attributable to Contractowners ....   413,921,044    353,089,557     395,684,075     54,787,482
                                                ------------   ------------    ------------    -----------
NET ASSETS ...................................  $413,934,317   $353,093,824    $396,253,470    $56,142,438
                                                ============   ============    ============    ===========


-------
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000


                                                                    FI
                                                                SMALL/MID     J.P. MORGAN
                                                 FI MID CAP     CAP VALUE      CORE BOND
                                               -------------- ------------- ---------------
ASSETS
Investments in shares of The Trust
 -- at fair market value (Note 1)
 Cost: $ 18,708,860...........................  $19,280,165
          7,041,798 ..........................                 $7,407,069
        231,877,275 ..........................                               $232,837,294
        175,647,291 ..........................
         95,207,574 ..........................
        115,094,246 ..........................
         10,667,478 ..........................
Receivable for Trust shares sold .............      394,138       680,401              --
Receivable for policy-related transactions ...           --            --         498,142
                                                -----------    ----------    ------------
  Total Assets ...............................   19,674,303     8,087,470     233,335,436
                                                -----------    ----------    ------------
LIABILITIES
Payable for Trust shares purchased ...........           --            --         498,142
Payable for policy-related transactions ......      394,138       680,401              --
                                                -----------    ----------    ------------
  Total Liabilities ..........................      394,138       680,401         498,142
                                                -----------    ----------    ------------
NET ASSETS ...................................  $19,280,165    $7,407,069    $232,837,294
                                                ===========    ==========    ============
Amount retained by Equitable Life in
 Separate Account No. 49 (Note 5) ............  $   538,090    $   13,610    $      4,763
Net Assets Attributable to Contractowners ....   18,742,075     7,393,459     232,832,531
                                                -----------    ----------    ------------
NET ASSETS ...................................  $19,280,165    $7,407,069    $232,837,294
                                                ===========    ==========    ============




                                                                                 MERCURY        MERCURY
                                                LAZARD LARGE   LAZARD SMALL    BASIC VALUE       WORLD
                                                  CAP VALUE      CAP VALUE        EQUITY        STRATEGY
                                               -------------- -------------- --------------- -------------
ASSETS
Investments in shares of The Trust
 -- at fair market value (Note 1)
 Cost: $ 18,708,860...........................
          7,041,798 ..........................
        231,877,275 ..........................
        175,647,291 ..........................  $175,384,324
         95,207,574 ..........................                 $107,043,386
        115,094,246 ..........................                                $119,859,926
         10,667,478 ..........................                                                $9,789,770
Receivable for Trust shares sold .............            --      1,512,341             --         2,628
Receivable for policy-related transactions ...       159,736             --         51,960            --
                                                ------------   ------------   ------------    ----------
  Total Assets ...............................   175,544,060    108,555,727    119,911,886     9,792,398
                                                ------------   ------------   ------------    ----------
LIABILITIES
Payable for Trust shares purchased ...........       159,725             --         51,960            --
Payable for policy-related transactions ......            --      1,512,339             --         2,628
                                                ------------   ------------   ------------    ----------
  Total Liabilities ..........................       159,725      1,512,339         51,960         2,628
                                                ------------   ------------   ------------    ----------
NET ASSETS ...................................  $175,384,335   $107,043,388   $119,859,926    $9,789,770
                                                ============   ============   ============    ==========
Amount retained by Equitable Life in
 Separate Account No. 49 (Note 5) ............  $    406,098   $     82,475   $     12,937    $   18,617
Net Assets Attributable to Contractowners ....   174,978,237    106,960,913    119,846,989     9,771,153
                                                ------------   ------------   ------------    ----------
NET ASSETS ...................................  $175,384,335   $107,043,388   $119,859,926    $9,789,770
                                                ============   ============   ============    ==========


-------
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2000


                                                      MFS
                                                    EMERGING            MFS                             MORGAN STANLEY
                                                     GROWTH         GROWTH WITH           MFS          EMERGING MARKETS
                                                   COMPANIES           INCOME           RESEARCH            EQUITY
                                                ---------------   ---------------   ---------------   -----------------
ASSETS
Investments in shares of The Trust
 -- at fair market value (Note 1)
 Cost: $513,462,284..........................    $532,896,902
        188,824,894 .........................                      $191,871,384
        449,435,766 .........................                                        $458,323,199
         83,254,545 .........................                                                            $57,864,000
Receivable for Trust shares sold ............       7,012,352                --                --          4,241,980
Receivable for policy-related transactions ..              --           772,993           116,246                 --
                                                 ------------      ------------      ------------        -----------
  Total Assets ..............................     539,909,254       192,644,377       458,439,445         62,105,980
                                                 ------------      ------------      ------------        -----------
LIABILITIES
Payable for Trust shares purchased ..........              --           773,202           116,259                 --
Payable for policy-related transactions .....       7,012,606                --                --          4,231,980
                                                 ------------      ------------      ------------        -----------
  Total Liabilities .........................       7,012,606           773,202           116,259          4,231,980
                                                 ------------      ------------      ------------        -----------
NET ASSETS ..................................    $532,896,648      $191,871,175      $458,323,186        $57,874,000
                                                 ============      ============      ============        ===========
Amount retained by Equitable Life in
 Separate Account No. 49 (Note 5) ...........    $      6,521      $     63,321      $     17,673        $     4,615
Net Assets Attributable to Contractowners ...     532,890,127       191,807,854       458,305,513         57,869,385
                                                 ------------      ------------      ------------        -----------
NET ASSETS ..................................    $532,896,648      $191,871,175      $458,323,186        $57,874,000
                                                 ============      ============      ============        ===========


-------
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2000


                                                                  ALLIANCE                         ALLIANCE
                                                                   COMMON          ALLIANCE         GROWTH
                                                                   STOCK            GLOBAL        INVESTORS
                                                             ----------------- --------------- --------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................  $    3,842,403    $     23,644    $    304,919
 Expenses (Note 3):
  Asset-based charges ......................................      12,276,824         175,681         242,152
                                                              --------------    ------------    ------------
NET INVESTMENT INCOME (LOSS) ...............................      (8,434,421)       (152,037)         62,767
                                                              --------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................       1,942,042         632,663         682,348
 Realized gain distribution from The Trust .................     168,627,032       1,317,872       1,249,264
                                                              --------------    ------------    ------------
NET REALIZED GAIN (LOSS) ...................................     170,569,074       1,950,535       1,931,612
                                                              --------------    ------------    ------------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................      53,581,318       4,415,167       3,828,512
  End of period ............................................    (257,210,846)       (348,684)        227,213
                                                              --------------    ------------    ------------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................    (310,792,164)     (4,763,851)     (3,601,299)
                                                              --------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................    (140,223,090)     (2,813,316)     (1,669,687)
                                                              --------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................  $ (148,657,511)   $ (2,965,353)   $ (1,606,920)
                                                              ==============    ============    ============




                                                                 ALLIANCE         ALLIANCE         ALLIANCE          CAPITAL
                                                                   HIGH             MONEY          SMALL CAP        GUARDIAN
                                                                   YIELD           MARKET           GROWTH        INTERNATIONAL
                                                             ---------------- ---------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................  $   17,800,530   $   22,598,841   $           --   $     404,354
 Expenses (Note 3):
  Asset-based charges ......................................       2,227,297        5,166,835        2,811,779       1,409,531
                                                              --------------   --------------   --------------   -------------
NET INVESTMENT INCOME (LOSS) ...............................      15,573,233       17,432,006       (2,811,779)     (1,005,177)
                                                              --------------   --------------   --------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................      (6,012,781)       3,569,871       54,119,765      (6,646,954)
 Realized gain distribution from The Trust .................              --           47,488       26,181,715         646,879
                                                              --------------   --------------   --------------   -------------
NET REALIZED GAIN (LOSS) ...................................      (6,012,781)       3,617,359       80,301,480      (6,000,075)
                                                              --------------   --------------   --------------   -------------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................     (45,699,430)      (9,862,513)      24,814,391       7,520,585
  End of period ............................................     (72,485,770)     (15,378,814)     (41,417,836)     (7,651,146)
                                                              --------------   --------------   --------------   -------------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................     (26,786,340)      (5,516,301)     (66,232,227)    (15,171,731)
                                                              --------------   --------------   --------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................     (32,799,121)      (1,898,942)      14,069,253     (21,171,806)
                                                              --------------   --------------   --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................  $  (17,225,888)  $   15,533,064   $   11,257,474   $ (22,176,983)
                                                              ==============   ==============   ==============   =============


-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2000


                                                                CAPITAL      CAPITAL
                                                               GUARDIAN      GUARDIAN    EQ/ AGGRESSIVE
                                                               RESEARCH    U.S. EQUITY        STOCK
                                                             ------------ ------------- ----------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................  $  747,287   $2,181,758    $     223,327
 Expenses (Note 3):
  Asset-based charges ......................................     641,244    1,444,848        2,004,874
                                                              ----------   ----------    -------------
NET INVESTMENT INCOME (LOSS) ...............................     106,043      736,910       (1,781,547)
                                                              ----------   ----------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................     666,643      366,457       (5,778,780)
 Realized gain distribution from The Trust .................          --      339,724        9,888,839
                                                              ----------   ----------    -------------
NET REALIZED GAIN (LOSS) ...................................     666,643      706,181        4,110,059
                                                              ----------   ----------    -------------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................   1,463,451    1,977,563        4,478,171
  End of period ............................................   2,436,489    2,417,842      (18,887,490)
                                                              ----------   ----------    -------------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................     973,038      440,279      (23,365,661)
                                                              ----------   ----------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................   1,639,681    1,146,460      (19,255,602)
                                                              ----------   ----------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................  $1,745,724   $1,883,370    $ (21,037,149)
                                                              ==========   ==========    =============




                                                                EQ/ALLIANCE
                                                                  PREMIER         EQ/ALLIANCE       EQ EQUITY
                                                                   GROWTH       TECHNOLOGY (A)      500 INDEX     EQ/ EVERGREEN
                                                             ----------------- ---------------- ---------------- --------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................   $   2,441,927    $          --    $    4,064,031    $    8,505
 Expenses (Note 3):
  Asset-based charges ......................................       4,871,651          531,692         2,101,195        26,710
                                                               -------------    -------------    --------------    ----------
NET INVESTMENT INCOME (LOSS) ...............................      (2,429,724)        (531,692)        1,962,836       (18,205)
                                                               -------------    -------------    --------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................       4,949,263         (450,485)           57,238         4,303
 Realized gain distribution from The Trust .................              --               --        26,836,141            --
                                                               -------------    -------------    --------------    ----------
NET REALIZED GAIN (LOSS) ...................................       4,949,263         (450,485)       26,893,379         4,303
                                                               -------------    -------------    --------------    ----------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................      18,617,368               --             4,089       150,420
  End of period ............................................     (71,519,996)     (27,591,315)      (29,065,063)     (254,271)
                                                               -------------    -------------    --------------    ----------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................     (90,137,364)     (27,591,315)      (29,069,152)     (404,691)
                                                               -------------    -------------    --------------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................     (85,188,101)     (28,041,800)       (2,175,773)     (400,388)
                                                               -------------    -------------    --------------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................   $ (87,617,825)   $ (28,573,492)   $     (212,937)   $ (418,593)
                                                               =============    =============    ==============    ==========


-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2000


                                                                                                   EQ/JANUS
                                                              EQ/EVERGREEN   EQ INTERNATIONAL     LARGE CAP
                                                               FOUNDATION      EQUITY INDEX       GROWTH (B)
                                                             -------------- ------------------ ---------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................   $  147,130     $     859,571     $     29,162
 Expenses (Note 3):
  Asset-based charges ......................................      112,441         1,154,684           57,269
                                                               ----------     -------------     ------------
NET INVESTMENT INCOME (LOSS) ...............................       34,689          (295,113)         (28,107)
                                                               ----------     -------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................       11,150         1,275,088          (29,708)
 Realized gain distribution from The Trust .................           --         2,264,269               --
                                                               ----------     -------------     ------------
NET REALIZED GAIN (LOSS) ...................................       11,150         3,539,357          (29,708)
                                                               ----------     -------------     ------------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................      255,281        15,686,860               --
  End of period ............................................     (375,769)       (2,853,182)      (1,770,571)
                                                               ----------     -------------     ------------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................     (631,050)      (18,540,042)      (1,770,571)
                                                               ----------     -------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................     (619,900)      (15,000,685)      (1,800,279)
                                                               ----------     -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................   $ (585,211)    $ (15,295,798)    $ (1,828,386)
                                                               ==========     =============     ============




                                                                 EQ/PUTNAM
                                                                 GROWTH &         EQ/PUTNAM         EQ/PUTNAM        EQ SMALL
                                                                  INCOME        INTERNATIONAL       INVESTORS        COMPANY
                                                                   VALUE            EQUITY           GROWTH           INDEX
                                                             ---------------- ----------------- ---------------- ---------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................  $    3,978,745   $   31,810,353    $   6,407,432    $   3,883,650
 Expenses (Note 3):
  Asset-based charges ......................................       5,190,895        4,757,211        5,792,826          736,594
                                                              --------------   --------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) ...............................      (1,212,150)      27,053,142          614,606        3,147,056
                                                              --------------   --------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................      (4,090,538)      10,242,218        1,479,783          361,230
 Realized gain distribution from The Trust .................              --       41,368,700        2,371,982        3,382,797
                                                              --------------   --------------    -------------    -------------
NET REALIZED GAIN (LOSS) ...................................      (4,090,538)      51,610,918        3,851,765        3,744,027
                                                              --------------   --------------    -------------    -------------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................     (20,469,606)      86,517,301      102,694,783        4,731,302
  End of period ............................................       5,361,972      (30,200,587)      11,066,751       (5,550,660)
                                                              --------------   --------------    -------------    -------------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................      25,831,578     (116,717,888)     (91,628,032)     (10,281,962)
                                                              --------------   --------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................      21,741,040      (65,106,970)     (87,776,267)      (6,537,935)
                                                              --------------   --------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................  $   20,528,890   $  (38,053,828)   $ (87,161,661)   $  (3,390,879)
                                                              ==============   ==============    =============    =============


-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2000


                                                                              FI
                                                                          SMALL/MID
                                                                FI MID       CAP       J.P. MORGAN
                                                               CAP (B)    VALUE (B)     CORE BOND
                                                             ----------- ----------- ---------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................  $ 26,294    $ 56,819    $ 11,627,796
 Expenses (Note 3):
  Asset-based charges ......................................    35,500      12,597       2,669,991
                                                              --------    --------    ------------
NET INVESTMENT INCOME (LOSS) ...............................    (9,206)     44,222       8,957,805
                                                              --------    --------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................     4,689     102,798        (125,689)
 Realized gain distribution from The Trust .................        --          --              --
                                                              --------    --------    ------------
NET REALIZED GAIN (LOSS) ...................................     4,689     102,798        (125,689)
                                                              --------    --------    ------------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................        --          --      (9,297,278)
  End of period ............................................   571,305     365,272         960,019
                                                              --------    --------    ------------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................   571,305     365,272      10,257,297
                                                              --------    --------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................   575,994     468,070      10,131,608
                                                              --------    --------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................  $566,788    $512,292    $ 19,089,413
                                                              ========    ========    ============




                                                                                               MERCURY
                                                                  LAZARD         LAZARD         BASIC          MERCURY
                                                                  LARGE          SMALL          VALUE           WORLD
                                                                CAP VALUE      CAP VALUE        EQUITY         STRATEGY
                                                             --------------- ------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................  $  1,378,948    $ 2,582,117    $ 5,716,514    $    257,959
 Expenses (Note 3):
  Asset-based charges ......................................     2,160,069      1,234,971      1,420,013         129,666
                                                              ------------    -----------    -----------    ------------
NET INVESTMENT INCOME (LOSS) ...............................      (781,121)     1,347,146      4,296,501         128,293
                                                              ------------    -----------    -----------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................       463,900      1,615,042      1,089,838         159,848
 Realized gain distribution from The Trust .................            --             --      5,577,297         666,912
                                                              ------------    -----------    -----------    ------------
NET REALIZED GAIN (LOSS) ...................................       463,900      1,615,042      6,667,135         826,760
                                                              ------------    -----------    -----------    ------------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................     3,972,978        271,459      5,057,545       1,404,084
  End of period ............................................      (262,967)    11,835,812      4,765,680        (877,708)
                                                              ------------    -----------    -----------    ------------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................    (4,235,945)    11,564,353       (291,865)     (2,281,792)
                                                              ------------    -----------    -----------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................    (3,772,045)    13,179,395      6,375,270      (1,455,032)
                                                              ------------    -----------    -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................  $ (4,553,166)   $14,526,541    $10,671,771    $ (1,326,739)
                                                              ============    ===========    ===========    ============


-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2000


                                                                    MFS              MFS
                                                                  EMERGING          GROWTH
                                                                   GROWTH            WITH
                                                                 COMPANIES          INCOME
                                                             ================= ===============
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................  $   10,272,828    $    630,402
 Expenses (Note 3):
  Asset-based charges ......................................       7,778,000       2,283,800
                                                              --------------    ------------
NET INVESTMENT INCOME (LOSS) ...............................       2,494,828      (1,653,398)
                                                              --------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................       1,341,989         787,228
 Realized gain distribution from The Trust .................      22,781,091              --
                                                              --------------    ------------
NET REALIZED GAIN (LOSS) ...................................      24,123,080         787,228
                                                              --------------    ------------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................     178,870,039       5,079,905
  End of period ............................................      19,434,618       3,046,490
                                                              --------------    ------------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................    (159,435,421)     (2,033,415)
                                                              --------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................    (135,312,341)     (1,246,187)
                                                              --------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................  $ (132,817,513)   $ (2,899,585)
                                                              ==============    ============




                                                                                     MORGAN
                                                                                    STANLEY
                                                                                    EMERGING
                                                                    MFS             MARKETS
                                                                  RESEARCH           EQUITY
                                                             ----------------- -----------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................   $   3,908,405     $   5,288,138
 Expenses (Note 3):
  Asset-based charges ......................................       6,148,303         1,060,232
                                                               -------------     -------------
NET INVESTMENT INCOME (LOSS) ...............................      (2,239,898)        4,227,906
                                                               -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................       4,258,203        (2,994,493)
 Realized gain distribution from The Trust .................      36,047,297         1,886,929
                                                               -------------     -------------
NET REALIZED GAIN (LOSS) ...................................      40,305,500        (1,107,564)
                                                               -------------     -------------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................      82,529,310        14,654,734
  End of period ............................................       8,887,433       (25,390,545)
                                                               -------------     -------------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................     (73,641,877)      (40,045,279)
                                                               -------------     -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................     (33,336,377)      (41,152,843)
                                                               -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................   $ (35,576,275)    $ (36,924,937)
                                                               =============     =============


-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                          ALLIANCE
                                                                        COMMON STOCK                   ALLIANCE GLOBAL
                                                             ---------------------------------- -----------------------------
                                                                    2000             1999            2000           1999
                                                             ----------------- ---------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $    (8,434,421)   $ (4,421,820)   $   (152,037)  $   (170,032)
 Net realized gain (loss) ..................................      170,569,074     108,095,345       1,950,535      1,830,714
 Change in unrealized appreciation (depreciation) of
  investments ..............................................     (310,792,164)     30,167,214      (4,763,851)     2,868,719
                                                              ---------------    ------------    ------------   ------------
 Net increase (decrease) in net assets from operations .....     (148,657,511)    133,840,739      (2,965,353)     4,529,401
                                                              ---------------    ------------    ------------   ------------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions ............................................      165,650,389     225,175,114         166,807        188,741
  Transfers from other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................      158,534,124     115,638,909         324,307        984,742
                                                              ---------------    ------------    ------------   ------------
   Total ...................................................      324,184,513     340,814,023         491,114      1,173,483
                                                              ---------------    ------------    ------------   ------------
 Withdrawal and Transfers:
  Benefits and other policy transactions ...................       60,934,861      26,276,997       1,210,233      1,202,883
  Withdrawal and administrative charges ....................        1,608,022       1,106,889          43,589         43,050
  Transfers to other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................       83,443,386      60,225,858         782,723      2,390,565
                                                              ---------------    ------------    ------------   ------------
   Total ...................................................      145,986,269      87,609,744       2,036,545      3,636,498
                                                              ---------------    ------------    ------------   ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................      178,198,244     253,204,279      (1,545,431)    (2,463,015)
                                                              ---------------    ------------    ------------   ------------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49
 (NOTE 5) ..................................................           (6,993)        (34,576)          5,274            770
                                                              ---------------    ------------    ------------   ------------
INCREASE IN NET ASSETS .....................................       29,533,740     387,010,442      (4,505,510)     2,067,156
NET ASSETS, BEGINNING OF PERIOD ............................      817,162,356     430,151,914      16,080,128     14,012,972
                                                              ---------------    ------------    ------------   ------------
NET ASSETS, END OF PERIOD ..................................  $   846,696,096    $817,162,356    $ 11,574,618   $ 16,080,128
                                                              ===============    ============    ============   ============



                                                                        ALLIANCE                         ALLIANCE
                                                                    GROWTH INVESTORS                    HIGH YIELD
                                                             ------------------------------- ---------------------------------
                                                                   2000            1999            2000             1999
                                                             --------------- --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $     62,767    $     33,376    $  15,573,233    $  16,324,202
 Net realized gain (loss) ..................................     1,931,612       2,515,584       (6,012,781)      (3,314,207)
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (3,601,299)      1,979,758      (26,786,340)     (20,666,098)
                                                              ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from operations .....    (1,606,920)      4,528,718      (17,225,888)      (7,656,103)
                                                              ------------    ------------    -------------    -------------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions ............................................       159,489         438,468       26,442,097       41,796,290
  Transfers from other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................       253,666         252,655       36,236,430       31,846,001
                                                              ------------    ------------    -------------    -------------
   Total ...................................................       413,155         691,123       62,678,527       73,642,291
                                                              ------------    ------------    -------------    -------------
 Withdrawal and Transfers:
  Benefits and other policy transactions ...................     1,901,366       1,242,386       12,423,822        8,475,793
  Withdrawal and administrative charges ....................        55,643          59,355          300,419          307,245
  Transfers to other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................       857,204       1,594,804       33,734,270       42,293,024
                                                              ------------    ------------    -------------    -------------
   Total ...................................................     2,814,213       2,896,545       46,458,511       51,076,062
                                                              ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................    (2,401,058)     (2,205,422)      16,220,016       22,566,229
                                                              ------------    ------------    -------------    -------------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49
 (NOTE 5) ..................................................         6,952         (13,682)          26,909            6,949
                                                              ------------    ------------    -------------    -------------
INCREASE IN NET ASSETS .....................................    (4,001,026)      2,309,614         (978,963)      14,917,075
NET ASSETS, BEGINNING OF PERIOD ............................    21,892,315      19,582,701      157,970,482      143,053,407
                                                              ------------    ------------    -------------    -------------
NET ASSETS, END OF PERIOD ..................................  $ 17,891,289    $ 21,892,315    $ 156,991,519    $ 157,970,482
                                                              ============    ============    =============    =============

-------
(a) Commenced operations on January 1, 1999.
(b) Commenced operations on May 1, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                          ALLIANCE
                                                                        MONEY MARKET
                                                             -----------------------------------
                                                                    2000              1999
                                                             ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $    17,432,006   $    10,922,079
 Net realized gain (loss) ..................................        3,617,359         6,658,651
 Change in unrealized appreciation (depreciation) of
  investments ..............................................       (5,516,301)       (8,787,457)
                                                              ---------------   ---------------
 Net increase (decrease) in net assets from operations .....       15,533,064         8,793,273
                                                              ---------------   ---------------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions ............................................      363,273,637       340,159,660
  Transfers from other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................    3,946,959,670       743,324,830
                                                              ---------------   ---------------
   Total ...................................................    4,310,233,307     1,083,484,490
                                                              ---------------   ---------------
 Withdrawal and Transfers:
  Benefits and other policy transactions ...................       87,486,396        35,434,846
  Withdrawal and administrative charges ....................          359,965           342,388
  Transfers to other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................    4,168,665,285       911,168,413
                                                              ---------------   ---------------
   Total ...................................................    4,256,511,646       946,945,647
                                                              ---------------   ---------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................       53,721,661       136,538,843
                                                              ---------------   ---------------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49
 (NOTE 5) ..................................................            1,110            55,959
                                                              ---------------   ---------------
INCREASE IN NET ASSETS .....................................       69,255,835       145,388,075
NET ASSETS, BEGINNING OF PERIOD ............................      369,895,722       224,507,647
                                                              ---------------   ---------------
NET ASSETS, END OF PERIOD ..................................  $   439,151,557   $   369,895,722
                                                              ===============   ===============



                                                                      ALLIANCE SMALL                  CAPITAL GUARDIAN
                                                                        CAP GROWTH                    INTERNATIONAL (B)
                                                             --------------------------------- -------------------------------
                                                                   2000             1999             2000            1999
                                                             ---------------- ---------------- ---------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $  (2,811,779)    $ (1,087,932)   $  (1,005,177)   $  (108,068)
 Net realized gain (loss) ..................................     80,301,480       (2,458,443)      (6,000,075)       553,257
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (66,232,227)      27,321,306      (15,171,731)     7,520,585
                                                              -------------     ------------    -------------    -----------
 Net increase (decrease) in net assets from operations .....     11,257,474       23,774,931      (22,176,983)     7,965,774
                                                              -------------     ------------    -------------    -----------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions ............................................     58,746,587       24,081,791       65,323,472     22,227,050
  Transfers from other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................    567,747,917       59,248,376      183,520,543     19,305,540
                                                              -------------     ------------    -------------    -----------
   Total ...................................................    626,494,504       83,330,167      248,844,015     41,532,590
                                                              -------------     ------------    -------------    -----------
 Withdrawal and Transfers:
  Benefits and other policy transactions ...................     13,035,938        3,801,225        4,389,724        240,228
  Withdrawal and administrative charges ....................        309,725          155,927           72,500          6,262
  Transfers to other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................    509,807,865       63,261,583      151,736,571      9,137,245
                                                              -------------     ------------    -------------    -----------
   Total ...................................................    523,153,528       67,218,735      156,198,795      9,383,735
                                                              -------------     ------------    -------------    -----------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................    103,340,976       16,111,432       92,645,220     32,148,855
                                                              -------------     ------------    -------------    -----------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49
 (NOTE 5) ..................................................         18,793               95       (4,206,319)     3,340,077
                                                              -------------     ------------    -------------    -----------
INCREASE IN NET ASSETS .....................................    114,617,243       39,886,458       66,261,918     43,454,706
NET ASSETS, BEGINNING OF PERIOD ............................    115,688,933       75,802,475       43,454,706             --
                                                              -------------     ------------    -------------    -----------
NET ASSETS, END OF PERIOD ..................................  $ 230,306,176     $115,688,933    $ 109,716,624    $43,454,706
                                                              =============     ============    =============    ===========



                                                                    CAPITAL GUARDIAN
                                                                      RESEARCH (B)
                                                             -------------------------------
                                                                   2000            1999
                                                             --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $    106,043     $   (36,908)
 Net realized gain (loss) ..................................       666,643           9,969
 Change in unrealized appreciation (depreciation) of
  investments ..............................................       973,038       1,463,451
                                                              ------------     -----------
 Net increase (decrease) in net assets from operations .....     1,745,724       1,436,512
                                                              ------------     -----------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions ............................................    23,745,970      16,082,428
  Transfers from other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................    21,396,405       4,348,325
                                                              ------------     -----------
   Total ...................................................    45,142,375      20,430,753
                                                              ------------     -----------
 Withdrawal and Transfers:
  Benefits and other policy transactions ...................     1,586,244         146,111
  Withdrawal and administrative charges ....................        35,363             812
  Transfers to other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................     3,166,261         565,415
                                                              ------------     -----------
   Total ...................................................     4,787,868         712,338
                                                              ------------     -----------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................    40,354,507      19,718,415
                                                              ------------     -----------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49
 (NOTE 5) ..................................................    (3,555,568)      3,380,231
                                                              ------------     -----------
INCREASE IN NET ASSETS .....................................    38,544,663      24,535,158
NET ASSETS, BEGINNING OF PERIOD ............................    24,535,158              --
                                                              ------------     -----------
NET ASSETS, END OF PERIOD ..................................  $ 63,079,821     $24,535,158
                                                              ============     ===========

-------
(a) Commenced operations on January 1, 1999.
(b) Commenced operations on May 1, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                    CAPITAL GUARDIAN                   EQ/AGGRESSIVE
                                                                     U.S. EQUITY (B)                       STOCK
                                                             ------------------------------- ---------------------------------
                                                                   2000            1999            2000             1999
                                                             --------------- --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $    736,910     $   (73,602)   $  (1,781,547)    $ (1,137,260)
 Net realized gain (loss) ..................................       706,181         214,474        4,110,059        6,706,679
 Change in unrealized appreciation (depreciation) of
  investments ..............................................       440,279       1,977,563      (23,365,661)      11,429,040
                                                              ------------     -----------    -------------     ------------
 Net increase (decrease) in net assets from operations .....     1,883,370       2,118,435      (21,037,149)      16,998,459
                                                              ------------     -----------    -------------     ------------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions ............................................    43,655,654      43,096,035       31,880,690       28,995,371
  Transfers from other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................    49,428,678      13,851,370      448,816,407      144,962,159
                                                              ------------     -----------    -------------     ------------
   Total ...................................................    93,084,332      56,947,405      480,697,097      173,957,530
                                                              ------------     -----------    -------------     ------------
 Withdrawal and Transfers:
  Benefits and other policy transactions ...................     5,021,915         358,436       12,576,154        5,018,337
  Withdrawal and administrative charges ....................        96,976           4,298          240,913          202,757
  Transfers to other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................    22,904,491       3,626,402      434,655,163      147,665,672
                                                              ------------     -----------    -------------     ------------
   Total ...................................................    28,023,382       3,989,136      447,472,230      152,886,766
                                                              ------------     -----------    -------------     ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................    65,060,950      52,958,269       33,224,867       21,070,764
                                                              ------------     -----------    -------------     ------------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49
 (NOTE 5) ..................................................    (3,005,405)      3,464,830           22,765            1,931
                                                              ------------     -----------    -------------     ------------
INCREASE IN NET ASSETS .....................................    63,938,915      58,541,534       12,210,483       38,071,154
NET ASSETS, BEGINNING OF PERIOD ............................    58,541,534              --      123,085,809       85,014,655
                                                              ------------     -----------    -------------     ------------
NET ASSETS, END OF PERIOD ..................................  $122,480,449     $58,541,534    $ 135,296,292     $123,085,809
                                                              ============     ===========    =============     ============



                                                                        EQ/ALLIANCE               EQ/ALLIANCE
                                                                    PREMIER GROWTH (B)          TECHNOLOGY (C)
                                                             --------------------------------- ----------------
                                                                   2000             1999             2000
                                                             ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $  (2,429,724)    $   (441,966)   $     (531,692)
 Net realized gain (loss) ..................................      4,949,263          381,397          (450,485)
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (90,137,364)      18,617,368       (27,591,315)
                                                              -------------     ------------    --------------
 Net increase (decrease) in net assets from operations .....    (87,617,825)      18,556,799       (28,573,492)
                                                              -------------     ------------    --------------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions ............................................    197,344,156       98,121,931        59,152,687
  Transfers from other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................    395,666,381       59,212,539        73,590,219
                                                              -------------     ------------    --------------
   Total ...................................................    593,010,537      157,334,470       132,742,906
                                                              -------------     ------------    --------------
 Withdrawal and Transfers:
  Benefits and other policy transactions ...................     19,012,049        1,208,452         2,511,443
  Withdrawal and administrative charges ....................        309,982           28,926            27,345
  Transfers to other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................    265,909,242        5,509,104        11,883,307
                                                              -------------     ------------    --------------
   Total ...................................................    285,231,273        6,746,482        14,422,095
                                                              -------------     ------------    --------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................    307,779,264      150,587,988       118,320,811
                                                              -------------     ------------    --------------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49
 (NOTE 5) ..................................................     (1,717,929)       2,056,207           396,009
                                                              -------------     ------------    --------------
INCREASE IN NET ASSETS .....................................    218,443,510      171,200,994        90,143,328
NET ASSETS, BEGINNING OF PERIOD ............................    171,200,994               --                --
                                                              -------------     ------------    --------------
NET ASSETS, END OF PERIOD ..................................  $ 389,644,504     $171,200,994    $   90,143,328
                                                              =============     ============    ==============

-------
(a) Commenced operations on January 1, 1999.
(b) Commenced operations on May 1, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                   EQ EQUITY
                                                                   500 INDEX                EQ/EVERGREEN (A)
                                                          ---------------------------- --------------------------
                                                                2000           1999         2000         1999
                                                          ---------------- ----------- ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ...........................  $   1,962,836    $      70   $  (18,205)   $    2,365
 Net realized gain (loss) ...............................     26,893,379           70        4,303         5,489
 Change in unrealized appreciation (depreciation) of
  investments ...........................................    (29,069,152)       1,419     (404,691)      150,420
                                                           -------------    ---------   ----------    ----------
 Net increase (decrease) in net assets from operations ..       (212,937)       1,559     (418,593)      158,274
                                                           -------------    ---------   ----------    ----------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions .........................................     22,400,123           --    1,146,248       633,222
  Transfers from other Funds and Guaranteed Interest
   Rate Account (Note 1) ................................    626,407,718           --      807,048       377,854
                                                           -------------    ---------   ----------    ----------
   Total ................................................    648,807,841           --    1,953,296     1,011,076
                                                           -------------    ---------   ----------    ----------
 Withdrawal and Transfers:
  Benefits and other policy transactions ................      8,494,109           --       50,246         4,997
  Withdrawal and administrative charges .................        245,842           --        2,380           177
  Transfers to other Funds and Guaranteed Interest
   Rate Account (Note 1) ................................     17,515,956           --      204,560        15,538
                                                           -------------    ---------   ----------    ----------
   Total ................................................     26,255,907           --      257,186        20,712
                                                           -------------    ---------   ----------    ----------
 Net increase (decrease) in net assets from
  Contractowners transactions ...........................    622,551,934           --    1,696,110       990,364
                                                           -------------    ---------   ----------    ----------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49
 (NOTE 5) ...............................................        559,473       (2,937)        (157)      974,156
                                                           -------------    ---------   ----------    ----------
INCREASE IN NET ASSETS ..................................    622,898,470       (1,378)   1,277,360     2,122,794
NET ASSETS, BEGINNING OF PERIOD .........................          6,432        7,810    2,123,794         1,000
                                                           -------------    ---------   ----------    ----------
NET ASSETS, END OF PERIOD ...............................  $ 622,904,902    $   6,432   $3,401,154    $2,123,794
                                                           =============    =========   ==========    ==========



                                                                  EQ/EVERGREEN                 EQ INTERNATIONAL
                                                                 FOUNDATION (A)                  EQUITY INDEX
                                                          ---------------------------- --------------------------------
                                                                2000          1999           2000             1999
                                                          --------------- ------------ ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ...........................   $    34,689    $   31,307   $     (295,113)  $     45,669
 Net realized gain (loss) ...............................        11,150        51,836        3,539,357      3,490,232
 Change in unrealized appreciation (depreciation) of
  investments ...........................................      (631,050)      255,281      (18,540,042)    11,148,706
                                                            -----------    ----------   --------------   ------------
 Net increase (decrease) in net assets from operations ..      (585,211)      338,424      (15,295,798)    14,684,607
                                                            -----------    ----------   --------------   ------------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions .........................................     2,675,915     4,157,266       26,013,035     22,156,549
  Transfers from other Funds and Guaranteed Interest
   Rate Account (Note 1) ................................     2,767,704     1,820,889      278,834,856     67,063,739
                                                            -----------    ----------   --------------   ------------
   Total ................................................     5,443,619     5,978,155      304,847,891     89,220,288
                                                            -----------    ----------   --------------   ------------
 Withdrawal and Transfers:
  Benefits and other policy transactions ................       326,168        67,112        4,312,677      1,387,501
  Withdrawal and administrative charges .................        13,826         2,176          115,404         67,425
  Transfers to other Funds and Guaranteed Interest
   Rate Account (Note 1) ................................       695,350       707,910      268,767,147     60,426,766
                                                            -----------    ----------   --------------   ------------
   Total ................................................     1,035,344       777,198      273,195,228     61,881,692
                                                            -----------    ----------   --------------   ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ...........................     4,408,275     5,200,957       31,652,663     27,338,596
                                                            -----------    ----------   --------------   ------------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49
 (NOTE 5) ...............................................          (833)      974,805      (14,009,312)    (5,990,622)
                                                            -----------    ----------   --------------   ------------
INCREASE IN NET ASSETS ..................................     3,822,231     6,514,186        2,347,553     36,032,581
NET ASSETS, BEGINNING OF PERIOD .........................     6,515,186         1,000       78,758,526     42,725,945
                                                            -----------    ----------   --------------   ------------
NET ASSETS, END OF PERIOD ...............................   $10,337,417    $6,515,186   $   81,106,079   $ 78,758,526
                                                            ===========    ==========   ==============   ============

-------
(a) Commenced operations on January 1, 1999.
(b) Commenced operations on May 1, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                 EQ/JANUS
                                                                LARGE CAP                EQ/PUTNAM
                                                                GROWTH (D)         GROWTH & INCOME VALUE
                                                             --------------- ---------------------------------
                                                                   2000            2000             1999
                                                             --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $    (28,107)    $ (1,212,150)   $    (234,265)
 Net realized gain (loss) ..................................       (29,708)      (4,090,538)      28,202,438
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (1,770,571)      25,831,578      (41,313,608)
                                                              ------------     ------------    -------------
 Net increase (decrease) in net assets from operations .....    (1,828,386)      20,528,890      (13,345,435)
                                                              ------------     ------------    -------------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions ............................................    17,902,033       32,879,768       85,094,500
  Transfers from other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................    11,966,057       77,219,141       61,505,347
                                                              ------------     ------------    -------------
   Total ...................................................    29,868,090      110,098,909      146,599,847
                                                              ------------     ------------    -------------
 Withdrawal and Transfers:
  Benefits and other policy transactions ...................       278,386       28,132,951       16,683,411
  Withdrawal and administrative charges ....................         3,569          759,846          702,290
  Transfers to other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................       705,436       73,447,867       57,866,662
                                                              ------------     ------------    -------------
   Total ...................................................       987,391      102,340,664       75,252,363
                                                              ------------     ------------    -------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................    28,880,699        7,758,245       71,347,484
                                                              ------------     ------------    -------------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49
 (NOTE 5) ..................................................       556,408          (46,606)         (88,394)
                                                              ------------     ------------    -------------
INCREASE IN NET ASSETS .....................................    27,608,721       28,240,529       57,913,655
NET ASSETS, BEGINNING OF PERIOD ............................            --      385,693,788      327,780,133
                                                              ------------     ------------    -------------
NET ASSETS, END OF PERIOD ..................................  $ 27,608,721     $413,934,317    $ 385,693,788
                                                              ============     ============    =============



                                                                         EQ/PUTNAM                         EQ/PUTNAM
                                                                   INTERNATIONAL EQUITY                INVESTORS GROWTH
                                                             --------------------------------- ---------------------------------
                                                                    2000             1999            2000             1999
                                                             ----------------- --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $    27,053,142   $  2,474,048    $     614,606     $ (3,619,514)
 Net realized gain (loss) ..................................       51,610,918     28,528,380        3,851,765        9,628,470
 Change in unrealized appreciation (depreciation) of
  investments ..............................................     (116,717,888)    73,590,368      (91,628,032)      71,796,544
                                                              ---------------   ------------    -------------     ------------
 Net increase (decrease) in net assets from operations .....      (38,053,828)   104,592,796      (87,161,661)      77,805,500
                                                              ---------------   ------------    -------------     ------------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions ............................................       74,106,865     43,207,481       71,001,471      102,736,985
  Transfers from other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................    1,478,639,780    292,181,884      151,581,778       75,842,146
                                                              ---------------   ------------    -------------     ------------
   Total ...................................................    1,552,746,645    335,389,365      222,583,249      178,579,131
                                                              ---------------   ------------    -------------     ------------
 Withdrawal and Transfers:
  Benefits and other policy transactions ...................       21,052,374      7,381,707       25,250,442       10,322,428
  Withdrawal and administrative charges ....................          609,279        384,258          790,095          463,988
  Transfers to other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................    1,438,401,847    277,423,930       97,569,409       36,570,274
                                                              ---------------   ------------    -------------     ------------
   Total ...................................................    1,460,063,500    285,189,895      123,609,946       47,356,690
                                                              ---------------   ------------    -------------     ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................       92,683,145     50,199,470       98,973,303      131,222,441
                                                              ---------------   ------------    -------------     ------------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49
 (NOTE 5) ..................................................            3,331         (9,521)         539,166         (100,467)
                                                              ---------------   ------------    -------------     ------------
INCREASE IN NET ASSETS .....................................       54,632,648    154,782,745       12,350,808      208,927,474
NET ASSETS, BEGINNING OF PERIOD ............................      298,461,176    143,678,431      383,902,662      174,975,188
                                                              ---------------   ------------    -------------     ------------
NET ASSETS, END OF PERIOD ..................................  $   353,093,824   $298,461,176    $ 396,253,470     $383,902,662
                                                              ===============   ============    =============     ============

-------
(a) Commenced operations on January 1, 1999.
(b) Commenced operations on May 1, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                                  FI SMALL
                                                                           EQ SMALL                 FI MID        MID CAP
                                                                        COMPANY INDEX               CAP (D)      VALUE (D)
                                                               -------------------------------- -------------- -------------
                                                                     2000             1999           2000           2000
                                                               ---------------- --------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ................................  $    3,147,056   $      9,082    $    (9,206)   $   44,222
 Net realized gain (loss) ....................................       3,744,027      2,157,592          4,689       102,798
 Change in unrealized appreciation (depreciation) of
  investments ................................................     (10,281,962)     5,276,410        571,305       365,272
                                                                --------------   ------------    -----------    ----------
 Net increase (decrease) in net assets from operations .......      (3,390,879)     7,443,084        566,788       512,292
                                                                --------------   ------------    -----------    ----------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions ..............................................      12,780,323     13,540,537      9,232,677     3,379,273
  Transfers from other Funds and Guaranteed Interest Rate
   Account (Note 1) ..........................................      46,320,669     24,237,532     12,445,614     6,612,955
                                                                --------------   ------------    -----------    ----------
   Total .....................................................      59,100,992     37,778,069     21,678,291     9,992,228
                                                                --------------   ------------    -----------    ----------
 Withdrawal and Transfers:
  Benefits and other policy transactions .....................       2,829,157      1,320,075        169,966        48,544
  Withdrawal and administrative charges ......................          83,780         45,172          1,997         1,141
  Transfers to other Funds and Guaranteed Interest Rate
   Account (Note 1) ..........................................      37,760,044     20,260,338      3,328,259     3,060,087
                                                                --------------   ------------    -----------    ----------
   Total .....................................................      40,672,981     21,625,585      3,500,222     3,109,772
                                                                --------------   ------------    -----------    ----------
 Net increase (decrease) in net assets from Contractowners
  transactions ...............................................      18,428,011     16,152,484     18,178,069     6,882,456
                                                                --------------   ------------    -----------    ----------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49 (NOTE 5) ..........      (5,371,577)    (4,628,539)       535,308        12,321
                                                                --------------   ------------    -----------    ----------
INCREASE IN NET ASSETS .......................................       9,665,555     18,967,029     19,280,165     7,407,069
NET ASSETS, BEGINNING OF PERIOD ..............................      46,476,883     27,509,854             --            --
                                                                --------------   ------------    -----------    ----------
NET ASSETS, END OF PERIOD ....................................  $   56,142,438   $ 46,476,883    $19,280,165    $7,407,069
                                                                ==============   ============    ===========    ==========



                                                                         J.P. MORGAN                     LAZARD LARGE
                                                                          CORE BOND                        CAP VALUE
                                                               ------------------------------- ---------------------------------
                                                                     2000            1999            2000             1999
                                                               --------------- --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ................................  $  8,957,805    $  5,327,374     $   (781,121)    $   (255,387)
 Net realized gain (loss) ....................................      (125,689)        433,763          463,900        3,544,796
 Change in unrealized appreciation (depreciation) of
  investments ................................................    10,257,297      (9,449,045)      (4,235,945)      (2,614,718)
                                                                ------------    ------------     ------------     ------------
 Net increase (decrease) in net assets from operations .......    19,089,413      (3,687,908)      (4,553,166)         674,691
                                                                ------------    ------------     ------------     ------------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions ..............................................    43,224,931      58,897,220       38,177,912       51,290,140
  Transfers from other Funds and Guaranteed Interest Rate
   Account (Note 1) ..........................................    63,325,639      55,153,640       45,713,240       33,071,094
                                                                ------------    ------------     ------------     ------------
   Total .....................................................   106,550,570     114,050,860       83,891,152       84,361,234
                                                                ------------    ------------     ------------     ------------
 Withdrawal and Transfers:
  Benefits and other policy transactions .....................    13,840,731       8,098,679        9,299,199        4,125,945
  Withdrawal and administrative charges ......................       327,176         220,766          265,903          187,874
  Transfers to other Funds and Guaranteed Interest Rate
   Account (Note 1) ..........................................    35,186,898      43,825,050       27,863,065       18,883,705
                                                                ------------    ------------     ------------     ------------
   Total .....................................................    49,354,805      52,144,495       37,428,167       23,197,524
                                                                ------------    ------------     ------------     ------------
 Net increase (decrease) in net assets from Contractowners
  transactions ...............................................    57,195,765      61,906,365       46,462,985       61,163,710
                                                                ------------    ------------     ------------     ------------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49 (NOTE 5) ..........       (21,920)     (4,977,891)         (22,661)      (2,980,658)
                                                                ------------    ------------     ------------     ------------
INCREASE IN NET ASSETS .......................................    76,263,258      53,240,566       41,887,158       58,857,743
NET ASSETS, BEGINNING OF PERIOD ..............................   156,574,036     103,333,470      133,497,177       74,639,434
                                                                ------------    ------------     ------------     ------------
NET ASSETS, END OF PERIOD ....................................  $232,837,294    $156,574,036     $175,384,335     $133,497,177
                                                                ============    ============     ============     ============

-------
(a) Commenced operations on January 1, 1999.
(b) Commenced operations on May 1, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                      LAZARD SMALL                   MERCURY BASIC
                                                                       CAP VALUE                     VALUE EQUITY
                                                             ------------------------------ -------------------------------
                                                                   2000           1999            2000            1999
                                                             --------------- -------------- ---------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $  1,347,146    $   (510,783)   $  4,296,501    $    75,382
 Net realized gain (loss) ..................................     1,615,042        (605,695)      6,667,135      4,636,804
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    11,564,353       1,510,005        (291,865)     5,281,903
                                                              ------------    ------------    ------------    -----------
 Net increase (decrease) in net assets from operations .....    14,526,541         393,527      10,671,771      9,994,089
                                                              ------------    ------------    ------------    -----------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions ............................................    17,617,074      21,945,358      17,675,885     17,872,047
  Transfers from other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................    50,739,661      23,800,713      19,317,701     16,295,333
                                                              ------------    ------------    ------------    -----------
   Total ...................................................    68,356,735      45,746,071      36,993,586     34,167,380
                                                              ------------    ------------    ------------    -----------
 Withdrawal and Transfers:
  Benefits and other policy transactions ...................     5,029,851       1,955,834       5,002,096      2,232,474
  Withdrawal and administrative charges ....................       165,082         117,407         201,649        159,289
  Transfers to other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................    42,135,092      19,046,434      11,534,684      8,862,595
                                                              ------------    ------------    ------------    -----------
   Total ...................................................    47,330,025      21,119,675      16,738,429     11,254,358
                                                              ------------    ------------    ------------    -----------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................    21,026,710      24,626,396      20,255,157     22,913,022
                                                              ------------    ------------    ------------    -----------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49
 (NOTE 5) ..................................................    (1,008,449)     (3,489,673)         (8,104)       (23,107)
                                                              ------------    ------------    ------------    -----------
INCREASE IN NET ASSETS .....................................    34,544,802      21,530,250      30,918,824     32,884,004
NET ASSETS, BEGINNING OF PERIOD ............................    72,498,586      50,968,336      88,941,102     56,057,098
                                                              ------------    ------------    ------------    -----------
NET ASSETS, END OF PERIOD ..................................  $107,043,388    $ 72,498,586    $119,859,926    $88,941,102
                                                              ============    ============    ============    ===========



                                                                        MERCURY                       MFS EMERGING
                                                                    WORLD STRATEGY                  GROWTH COMPANIES
                                                             ----------------------------- ----------------------------------
                                                                   2000           1999            2000             1999
                                                             --------------- ------------- ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $     128,293   $  (33,272)   $     2,494,828    $ (3,039,369)
 Net realized gain (loss) ..................................        826,760      104,458         24,123,080      12,106,806
 Change in unrealized appreciation (depreciation) of
  investments ..............................................     (2,281,792)   1,265,274       (159,435,421)    151,269,662
                                                              -------------   ----------    ---------------    ------------
 Net increase (decrease) in net assets from operations .....     (1,326,739)   1,336,460       (132,817,513)    160,337,099
                                                              -------------   ----------    ---------------    ------------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions ............................................      2,774,058      874,393        167,682,108      89,992,978
  Transfers from other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................      1,666,088      605,807        595,043,865      85,718,367
                                                              -------------   ----------    ---------------    ------------
   Total ...................................................      4,440,146    1,480,200        762,725,973     175,711,345
                                                              -------------   ----------    ---------------    ------------
 Withdrawal and Transfers:
  Benefits and other policy transactions ...................        674,945      188,357         31,826,190       9,855,684
  Withdrawal and administrative charges ....................         16,928       17,492            798,489         397,018
  Transfers to other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................        954,921    2,147,324        493,843,111      49,192,272
                                                              -------------   ----------    ---------------    ------------
   Total ...................................................      1,646,794    2,353,173        526,467,790      59,444,974
                                                              -------------   ----------    ---------------    ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................      2,793,352     (872,973)       236,258,183     116,266,371
                                                              -------------   ----------    ---------------    ------------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49
 (NOTE 5) ..................................................         (1,205)       1,188            (57,972)        (23,884)
                                                              -------------   ----------    ---------------    ------------
INCREASE IN NET ASSETS .....................................      1,465,408      464,675        103,382,698     276,579,586
NET ASSETS, BEGINNING OF PERIOD ............................      8,324,362    7,859,687        429,513,950     152,934,364
                                                              -------------   ----------    ---------------    ------------
NET ASSETS, END OF PERIOD ..................................  $   9,789,770   $8,324,362    $   532,896,648    $429,513,950
                                                              =============   ==========    ===============    ============

-------
(a) Commenced operations on January 1, 1999.
(b) Commenced operations on May 1, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                       MFS GROWTH
                                                                     WITH INCOME (A)
                                                             -------------------------------
                                                                   2000            1999
                                                             ---------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................   $ (1,653,398)   $   (198,677)
 Net realized gain (loss) ..................................        787,228          67,508
 Change in unrealized appreciation (depreciation) of
  investments ..............................................     (2,033,415)      5,079,905
                                                               ------------    ------------
 Net increase (decrease) in net assets from operations .....     (2,899,585)      4,948,736
                                                               ------------    ------------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions ............................................     64,323,698      68,379,945
  Transfers from other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................     60,110,852      31,637,634
                                                               ------------    ------------
   Total ...................................................    124,434,550     100,017,579
                                                               ------------    ------------
 Withdrawal and Transfers:
  Benefits and other policy transactions ...................      7,974,245       1,364,967
  Withdrawal and administrative charges ....................        178,815          20,042
  Transfers to other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................     17,778,017       7,016,362
                                                               ------------    ------------
   Total ...................................................     25,931,077       8,401,371
                                                               ------------    ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................     98,503,473      91,616,208
                                                               ------------    ------------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49
 (NOTE 5) ..................................................     (3,289,306)      2,990,649
                                                               ------------    ------------
INCREASE IN NET ASSETS .....................................     92,314,582      99,555,593
NET ASSETS, BEGINNING OF PERIOD ............................     99,556,593           1,000
                                                               ------------    ------------
NET ASSETS, END OF PERIOD ..................................   $191,871,175    $ 99,556,593
                                                               ============    ============



                                                                                                       MORGAN STANLEY
                                                                       MFS RESEARCH                EMERGING MARKETS EQUITY
                                                             --------------------------------- -------------------------------
                                                                   2000             1999             2000            1999
                                                             ---------------- ---------------- ---------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $  (2,239,898)    $ (3,343,055)   $    4,227,906   $  (313,463)
 Net realized gain (loss) ..................................     40,305,500        9,262,600        (1,107,564)    5,214,674
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (73,641,877)      54,560,419       (40,045,279)   14,150,827
                                                              -------------     ------------    --------------   -----------
 Net increase (decrease) in net assets from operations .....    (35,576,275)      60,479,964       (36,924,937)   19,052,038
                                                              -------------     ------------    --------------   -----------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions ............................................    102,011,474       84,265,425        30,726,597    14,035,413
  Transfers from other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................     91,349,009       41,852,004       274,976,740    50,350,791
                                                              -------------     ------------    --------------   -----------
   Total ...................................................    193,360,483      126,117,429       305,703,337    64,386,204
                                                              -------------     ------------    --------------   -----------
 Withdrawal and Transfers:
  Benefits and other policy transactions ...................     29,471,444       12,010,841         3,322,721     1,281,321
  Withdrawal and administrative charges ....................        733,012          494,371           103,490        43,643
  Transfers to other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................     33,485,562       30,663,531       261,234,185    39,928,673
                                                              -------------     ------------    --------------   -----------
   Total ...................................................     63,690,018       43,168,743       264,660,396    41,253,637
                                                              -------------     ------------    --------------   -----------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................    129,670,465       82,948,686        41,042,941    23,132,567
                                                              -------------     ------------    --------------   -----------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49
 (NOTE 5) ..................................................        (40,277)          (7,970)          (35,968)        7,965
                                                              -------------     ------------    --------------   -----------
INCREASE IN NET ASSETS .....................................     94,053,913      143,420,680         4,082,036    42,192,570
NET ASSETS, BEGINNING OF PERIOD ............................    364,269,273      220,848,593        53,791,964    11,599,394
                                                              -------------     ------------    --------------   -----------
NET ASSETS, END OF PERIOD ..................................  $ 458,323,186     $364,269,273    $   57,874,000   $53,791,964
                                                              =============     ============    ==============   ===========

-------
(a) Commenced operations on January 1, 1999.
(b) Commenced operations on May 1, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000


1. General

   The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 49 (the" Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The Account commenced operations on October 1, 1996. EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997. For periods prior to October 18, 1999, the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of the Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQAT. EQAT is an open-ended diversified management investment company that sells shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio has separate investment objectives. These financial statements and notes are those of the Account.

   Equitable Life serves as investment manager of EQAT. As such, Equitable Life oversees the activities of the investment advisors with respect to EQAT and is responsible for retaining or discontinuing the services of those advisors. Alliance Capital Management L.P. ("Alliance") serves as an investment adviser for the Alliance Portfolios (including EQ/Aggressive Stock, EQ/Alliance Premier Growth, EQ/Alliance Technology, EQ Equity 500 Index). Alliance is a limited partnership which is directly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

   Equitable Distributors, Inc. ("EDI"), is an affiliate of Equitable Life, a distributor and principal underwriter of the Contracts and the Account. EDI is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

   The Contracts are sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Life) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with EDI. EDI receives commissions and other service-related payments under a Distribution Agreement with Equitable Life.

   The Account consists of 32 variable investment options:
   o Alliance Common Stock
   o Alliance Global
   o Alliance Growth Investors
   o Alliance High Yield
   o Alliance Money Market
   o Alliance Small Cap Growth
   o Capital Guardian International
   o Capital Guardian Research
   o Capital Guardian U.S. Equity
   o EQ/Aggressive Stock(1)
   o EQ/Alliance Premier Growth
   o EQ/Alliance Technology
   o EQ Equity 500 Index(2)
   o EQ/Evergreen
   o EQ/Evergreen Foundation
   o EQ International Equity Index(3)
   o EQ/Janus Large Cap Growth
   o EQ/Putnam Growth & Income Value
   o EQ/Putnam International Equity
   o EQ/Putnam Investors Growth
   o EQ Small Company Index(4)
   o FI Mid Cap
   o FI Small/Mid Cap Value(5)
   o J.P. Morgan Core Bond(6)
   o Lazard Large Cap Value
   o Lazard Small Cap Value
   o Mercury Basic Value Equity(7)
   o Mercury World Strategy(8)
   o MFS Emerging Growth Companies
   o MFS Growth with Income
   o MFS Research
   o Morgan Stanley Emerging Markets Equity

----------
(1) Formerly known as Alliance Aggressive
(2) Formerly known as Alliance Equity Index
(3) Formerly known as BT International Equity Index
(4) Formerly known as BT Small Company Index
(5) Formerly known as Warburg Pincus Small Company Value
(6) Formerly known as JPM Core Bond Portfolio
(7) Formerly known as Merrill Lynch Basic Value Equity
(8) Formerly known as Merrill Lynch World Strategy

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


1. General (Concluded)

   On October 6, 2000 the Alliance Equity Index Portfolio acquired all the net assets of the BT Equity 500 Index Portfolio pursuant to a substitution transaction. The Alliance Equity Index Portfolio was renamed EQ Equity 500 Index Portfolio. For accounting purposes, this transaction is treated as a merger. The substitution was accomplished by a tax-free exchange of 22,576,868 Class IB shares of EQ Equity 500 Index Portfolio (valued at $638,880,004) for the 44,874,712 Class IB shares of BT Equity 500 Index Portfolio outstanding on October 6, 2000. BT Equity 500 Index Portfolio's assets at that date ($638,880,004) were combined with those of EQ Equity 500 Index Portfolio. The aggregate net assets of EQ Equity 500 Index Portfolio and BT Equity 500 Index Portfolio immediately before the substitution were $9,000 and $638,880,004, respectively, resulting in combined net assets of $638,889,004.

   The assets in each variable investment option are invested in Class IB shares of a corresponding mutual fund portfolio of EQAT. Class IA and IB shares are offered by EQAT at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IB shares are also subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each variable investment option, may charge annually up to 0.25% of the average daily net assets of an investment option attributable to its Class IB shares in respect of activities primarily intended to result in the sale of Class IB shares. These fees are reflected in the net asset value of the shares.

   The Account is used to fund benefits for variable annuities issued by Equitable Life including the Accumulator, Rollover IRA, Equitable Accumulator, Equitable Accumulator Advisor, Equitable Accumulator Select, Equitable Accumulator Plus and Equitable Accumulator Express deferred variable annuities, which combine the Portfolios in the Account with guaranteed fixed rate options. The Equitable Accumulator, Equitable Accumulator Select, and Equitable Accumulator Advisor are offered with the same variable investment options for use as a nonqualified annuity ("NQ") for after-tax contributions only, an annuity that is an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-sheltered annuity ("TSA"). Equitable Accumulator Plus is offered with the same variable investment options for use as a NQ, QP or IRA. Equitable Accumulator Express is offered with the same variable investment options for use as a NQ or IRA. The Equitable Accumulator IRA, NQ, QP and TSA (including Equitable Accumulator Select IRA, NQ, QP and TSA and Equitable Accumulator Plus IRA, NQ and QP), collectively referred to as the Contracts, are offered under group and individual variable annuity forms.

   All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

   Contractowners may allocate amounts in their individual accounts to the variable investment options, and/or to the guaranteed interest account of Equitable Life's General Account, and fixed maturity options of Separate Account 49. The net assets of any variable investment option may not be less than the aggregate of the Contractowners' accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for other policy benefits, as required under the state insurance law. Equitable Life's General Account is subject to creditor rights. Receivable/payable for policy-related transactions represent amounts due to/from the General Account predominately related to premiums, surrenders and death benefits.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies." Adoption of the new requirements is not expected to have a significant impact on the Account's financial position or earnings.

   Investments are made in shares of EQAT and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by EQAT using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions in EQAT are recorded on the trade date. Dividends and capital gains are declared and distributed by the Trust at the end of each year and are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on the Trust investment transactions.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


2. Significant Accounting Policies (Concluded)

   No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Asset Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, Equitable Life charges the account for the following charges:



                                                                               ASSET-BASED
                                                             MORTALITY AND   ADMINISTRATION   DISTRIBUTION       CURRENT
                                                             EXPENSE RISKS       CHARGE          CHARGE      AGGREGATE CHARGE
                                                            --------------- ---------------- -------------- -----------------
   Equitable Accumulator Advisor ........................        0.50%            --               --             0.50%
   Equitable Accumulator Express ........................        0.70%           0.25%             --             0.95%
   Accumulator and Rollover IRA issued before
     May 1, 1997 ........................................        0.90%           0.30%             --             1.20%
   Equitable Accumulator issued after May 1, 1997 .......        1.10%           0.25%             --             1.35%
   Equitable Accumulator issued after March 1, 2000 .....        1.10%           0.25%            0.20%           1.55%
   Equitable Accumulator Select .........................        1.10%           0.25%            0.25%           1.60%
   Equitable Accumulator Plus ...........................        1.10%           0.25%            0.25%           1.60%

   These charges may be retained in the Account by Equitable Life and to the extent retained, participate in the net results of the Trust ratably with assets attributable to the Contracts. Trust shares are valued at their net asset value with investment advisory or management fees, the 12b-1 fee, and direct operating expenses of the Trust, in effect, passed on to the Account and reflected in the accumulation unit values of the Contracts.

   Included in the Withdrawals and Administrative Charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Transfers and Charges

   Accumulation units issued and redeemed during the periods indicated were:



                                                          YEARS ENDED
                                                          DECEMBER 31,
                                                    ----------------------
                                                        2000        1999
                                                    -----------   --------
                                                        (IN THOUSANDS)
ALLIANCE COMMON STOCK
---------------------
Issued         --   0.50% Unit value (g) ..........      --           --
                    0.95% Unit value (c) ..........       2           --
                    1.20% Unit value ..............       9           23
                    1.35% Unit value ..............     534        1,096
                    1.55% Unit value (d) ..........     212           --
                    1.60% Unit value ..............     448          250

Redeemed       --   0.50% Unit value (g) ..........      --           --
                    0.95% Unit value (c) ..........      --           --
                    1.20% Unit value ..............     (27)         (48)
                    1.35% Unit value ..............    (425)        (294)
                    1.55% Unit value (d) ..........      (8)          --
                    1.60% Unit value ..............     (84)         (30)

ALLIANCE GLOBAL
---------------
Issued         --   1.20% Unit value ..............      11           34

Redeemed       --   1.20% Unit value ..............     (47)        (101)

ALLIANCE GROWTH INVESTORS
-------------------------
Issued         --   1.20% Unit value ..............      10           18

Redeemed       --   1.20% Unit value ..............     (65)         (76)

----------
(a) Units were made available for sale on January 4, 1999.
(b) Units were made available for sale on May 1, 1999.
(c) Units were made available for sale on September 27, 1999.
(d) Units were made available for sale on March 1, 2000.
(e) Units were made available for sale on May 1, 2000.
(f) Units were made available for sale on September 5, 2000.
(g) Units were made available for sale on October 2, 2000.
(h) A substitution of BT Equity 500 Index Portfolio for EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Transfers and Charges (Continued)


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                       ----------------------
                                                          2000        1999
                                                       -----------   --------
                                                           (IN THOUSANDS)
ALLIANCE HIGH YIELD
-------------------
Issued         --   0.50% Unit value (g) ..........          --            --
                    0.95% Unit value (c) ..........          13            --
                    1.20% Unit value ..............           6            12
                    1.35% Unit value ..............       1,209         2,311
                    1.55% Unit value (d) ..........         453            --
                    1.60% Unit value ..............         872           513

Redeemed       --   0.50% Unit value (g) ..........          --            --
                    0.95% Unit value (c) ..........          --            --
                    1.20% Unit value ..............         (76)         (105)
                    1.35% Unit value ..............      (1,559)       (1,784)
                    1.55% Unit value (d) ..........         (20)           --
                    1.60% Unit value ..............        (234)         (109)

ALLIANCE MONEY MARKET
---------------------
Issued         --   0.50% Unit value (g) ..........          --            --
                    0.95% Unit value (c) ..........          45            11
                    1.20% Unit value ..............         228           686
                    1.35% Unit value ..............      13,961        15,862
                    1.55% Unit value (d) ..........       1,399            --
                    1.60% Unit value ..............     150,406        26,214
                    0% Unit value .................         179           937

Redeemed       --   0.50% Unit value (g) ..........          --            --
                    0.95% Unit value (c) ..........         (49)           --
                    1.20% Unit value ..............        (321)         (655)
                    1.35% Unit value ..............     (16,175)      (13,742)
                    1.55% Unit value (d) ..........        (573)           --
                    1.60% Unit value ..............    (146,335)      (20,758)
                    0% Unit value .................        (547)       (2,693)

----------
(a) Units were made available for sale on January 4, 1999.
(b) Units were made available for sale on May 1, 1999.
(c) Units were made available for sale on September 27, 1999.
(d) Units were made available for sale on March 1, 2000.
(e) Units were made available for sale on May 1, 2000.
(f) Units were made available for sale on September 5, 2000.
(g) Units were made available for sale on October 2, 2000.
(h) A substitution of BT Equity 500 Index Portfolio for EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Transfers and Charges (Continued)


                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                       -----------------------
                                                           2000         1999
                                                       -----------    --------
                                                           (IN THOUSANDS)
ALLIANCE SMALL CAP GROWTH
-------------------------
Issued         --   0.50% Unit value (g) ..........         --              --
                    0.95% Unit value (c) ..........         24              --
                    1.20% Unit value ..............        157              17
                    1.35% Unit value ..............      4,793           4,083
                    1.55% Unit value (d) ..........      1,341              --
                    1.60% Unit value ..............     29,806           3,531

Redeemed       --   0.50% Unit value (g) ..........         --              --
                    0.95% Unit value (c) ..........         --              --
                    1.20% Unit value ..............        (16)            (69)
                    1.35% Unit value ..............     (2,515)         (3,272)
                    1.55% Unit value (d) ..........        (92)             --
                    1.60% Unit value ..............    (27,435)         (2,924)

CAPITAL GUARDIAN INTERNATIONAL
------------------------------
Issued         --   0.50% Unit value (g) ..........         --              --
                    0.95% Unit value (c) ..........         28              --
                    1.20% Unit value (b) ..........         16              15
                    1.35% Unit value (b) ..........      2,292           1,600
                    1.55% Unit value (d) ..........      1,096              --
                    1.60% Unit value (b) ..........     16,315           2,036

Redeemed       --   0.50% Unit value (g) ..........         --              --
                    0.95% Unit value (c) ..........         --              --
                    1.20% Unit value (b) ..........         (9)             --
                    1.35% Unit value (b) ..........       (539)           (123)
                    1.55% Unit value (d) ..........        (46)             --
                    1.60% Unit value (b) ..........    (12,087)           (750)

----------
(a) Units were made available for sale on January 4, 1999.
(b) Units were made available for sale on May 1, 1999.
(c) Units were made available for sale on September 27, 1999.
(d) Units were made available for sale on March 1, 2000.
(e) Units were made available for sale on May 1, 2000.
(f) Units were made available for sale on September 5, 2000.
(g) Units were made available for sale on October 2, 2000.
(h) A substitution of BT Equity 500 Index Portfolio for EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Transfers and Charges (Continued)


                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                       -----------------------
                                                           2000         1999
                                                       -----------    --------
                                                           (IN THOUSANDS)
CAPITAL GUARDIAN RESEARCH
-------------------------
Issued         --   0.50% Unit value (g) ..........        --             --
                    0.95% Unit value (c) ..........        18             --
                    1.20% Unit value (b) ..........         8              3
                    1.35% Unit value (b) ..........     1,362          1,038
                    1.55% Unit value (d) ..........       641             --
                    1.60% Unit value (b) ..........     2,152          1,013

Redeemed       --   0.50% Unit value (g) ..........        --             --
                    0.95% Unit value (c) ..........        --             --
                    1.20% Unit value (b) ..........        (1)            --
                    1.35% Unit value (b) ..........      (280)           (56)
                    1.55% Unit value (d) ..........       (14)            --
                    1.60% Unit value (b) ..........      (186)           (26)

CAPITAL GUARDIAN U.S. EQUITY
----------------------------
Issued         --   0.50% Unit value (g) ..........        --             --
                    0.95% Unit value (c) ..........        15             --
                    1.20% Unit value (b) ..........         3              7
                    1.35% Unit value (b) ..........     3,914          3,305
                    1.55% Unit value (d) ..........     1,419             --
                    1.60% Unit value (b) ..........     3,768          2,485

Redeemed       --   0.50% Unit value (g) ..........        --             --
                    0.95% Unit value (c) ..........        --             --
                    1.20% Unit value (b) ..........        (2)            --
                    1.35% Unit value (b) ..........    (2,077)          (398)
                    1.55% Unit value (d) ..........      (108)            --
                    1.60% Unit value (b) ..........      (666)           (49)

----------
(a) Units were made available for sale on January 4, 1999.
(b) Units were made available for sale on May 1, 1999.
(c) Units were made available for sale on September 27, 1999.
(d) Units were made available for sale on March 1, 2000.
(e) Units were made available for sale on May 1, 2000.
(f) Units were made available for sale on September 5, 2000.
(g) Units were made available for sale on October 2, 2000.
(h) A substitution of BT Equity 500 Index Portfolio for EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Transfers and Charges (Continued)


                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                       -----------------------
                                                           2000         1999
                                                       -----------    --------
                                                           (IN THOUSANDS)
EQ/AGGRESSIVE STOCK
-------------------
Issued         --   0.50% Unit value (g) ..........        --            --
                    0.95% Unit value (c) ..........         1            --
                    1.20% Unit value ..............         9            19
                    1.35% Unit value ..............     1,115           535
                    1.55% Unit value (d) ..........       130            --
                    1.60% Unit value ..............     5,168         1,922

Redeemed       --   0.50% Unit value (g) ..........        --            --
                    0.95% Unit value (c) ..........        --            --
                    1.20% Unit value ..............       (37)          (72)
                    1.35% Unit value ..............    (1,025)         (311)
                    1.55% Unit value (d) ..........       (24)           --
                    1.60% Unit value ..............    (4,889)       (1,797)

EQ/ALLIANCE PREMIER GROWTH
--------------------------
Issued         --   0.50% Unit value (g) ..........        --            --
                    0.95% Unit value (c) ..........        55            --
                    1.20% Unit value (b) ..........        70            80
                    1.35% Unit value (b) ..........    11,450         9,349
                    1.55% Unit value (d) ..........     6,491            --
                    1.60% Unit value (b) ..........    34,234         5,784

Redeemed       --   0.50% Unit value (g) ..........        --            --
                    0.95% Unit value (c) ..........        --            --
                    1.20% Unit value (b) ..........       (35)           (1)
                    1.35% Unit value (d) ..........    (2,765)         (735)
                    1.55% Unit value (b) ..........      (291)           --
                    1.60% Unit value (e) ..........   (22,453)         (154)

----------
(a) Units were made available for sale on January 4, 1999.
(b) Units were made available for sale on May 1, 1999.
(c) Units were made available for sale on September 27, 1999.
(d) Units were made available for sale on March 1, 2000.
(e) Units were made available for sale on May 1, 2000.
(f) Units were made available for sale on September 5, 2000.
(g) Units were made available for sale on October 2, 2000.
(h) A substitution of BT Equity 500 Index Portfolio for EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Transfers and Charges (Continued)


                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                       -----------------------
                                                           2000         1999
                                                       -----------    --------
                                                           (IN THOUSANDS)
EQ/ALLIANCE TECHNOLOGY
----------------------
Issued         --   0.50% Unit value (g) ..........        --           --
                    0.95% Unit value (e) ..........        33           --
                    1.20% Unit value (e) ..........        68           --
                    1.35% Unit value (e) ..........     4,531           --
                    1.55% Unit value (e) ..........     4,383           --
                    1.60% Unit value (e) ..........     6,645           --

Redeemed       --   0.50% Unit value (g) ..........        --           --
                    0.95% Unit value (e) ..........        --           --
                    1.20% Unit value (e) ..........        (2)          --
                    1.35% Unit value (e) ..........      (718)          --
                    1.55% Unit value (e) ..........      (157)          --
                    1.60% Unit value (e) ..........    (1,140)          --

EQ EQUITY 500 INDEX (H)
-----------------------
Issued         --   0.50% Unit value (g) ..........        --           --
                    0.95% Unit value (h) ..........         6           --
                    1.20% Unit value ..............        81           --
                    1.35% Unit value (h) ..........    15,089           100
                    1.55% Unit value (h) ..........     1,566           --
                    1.60% Unit value (h) ..........     6,425            6

Redeemed       --   0.50% Unit value (g) ..........        --           --
                    0.95% Unit value (c) ..........        --           --
                    1.20% Unit value ..............        (3)          --
                    1.35% Unit value (a) ..........      (552)          (9)
                    1.55% Unit value (d) ..........       (43)          --
                    1.60% Unit value (a) ..........      (368)          --

----------
(a) Units were made available for sale on January 4, 1999.
(b) Units were made available for sale on May 1, 1999.
(c) Units were made available for sale on September 27, 1999.
(d) Units were made available for sale on March 1, 2000.
(e) Units were made available for sale on May 1, 2000.
(f) Units were made available for sale on September 5, 2000.
(g) Units were made available for sale on October 2, 2000.
(h) A substitution of BT Equity 500 Index Portfolio for EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Transfers and Charges (Continued)


                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                       -----------------------
                                                           2000         1999
                                                       -----------    --------
                                                           (IN THOUSANDS)
EQ/EVERGREEN
------------
Issued         --   0.95% Unit value (c) ..........        --              --
                    1.35% Unit value (a) ..........        68             100
                    1.55% Unit value (d) ..........        48              --
                    1.60% Unit value (a) ..........        74               6

Redeemed       --   0.95% Unit value (c) ..........        --              --
                    1.35% Unit value (a) ..........       (23)             (9)
                    1.55% Unit value (d) ..........        (1)             --
                    1.60% Unit value (a) ..........        (2)             --

EQ/EVERGREEN FOUNDATION
-----------------------
Issued         --   0.95% Unit value (c) ..........        --              --
                    1.35% Unit value (a) ..........       282             589
                    1.55% Unit value (d) ..........       115              --
                    1.60% Unit value (a) ..........       136               6

Redeemed       --   0.95% Unit value (c) ..........        --              --
                    1.35% Unit value (a) ..........      (100)            (79)
                    1.55% Unit value (d) ..........        (1)             --
                    1.60% Unit value (a) ..........        (7)             --

EQ INTERNATIONAL EQUITY INDEX
-----------------------------
Issued         --   0.50% Unit value (g) ..........        --              --
                    0.95% Unit value (c) ..........         5              --
                    1.20% Unit value ..............         6             106
                    1.35% Unit value ..............     1,442           2,149
                    1.55% Unit value (d) ..........       448              --
                    1.60% Unit value ..............    21,247           5,002

Redeemed       --   0.50% Unit value (g) ..........        --              --
                    0.95% Unit value (c) ..........        --              --
                    1.20% Unit value ..............       (37)            (64)
                    1.35% Unit value ..............      (953)           (757)
                    1.55% Unit value (d) ..........       (23)             --
                    1.60% Unit value ..............   (19,709)         (4,258)

----------
(a) Units were made available for sale on January 4, 1999.
(b) Units were made available for sale on May 1, 1999.
(c) Units were made available for sale on September 27, 1999.
(d) Units were made available for sale on March 1, 2000.
(e) Units were made available for sale on May 1, 2000.
(f) Units were made available for sale on September 5, 2000.
(g) Units were made available for sale on October 2, 2000.
(h) A substitution of BT Equity 500 Index Portfolio for EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Transfers and Charges (Continued)


                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                       -----------------------
                                                           2000         1999
                                                       -----------    --------
                                                           (IN THOUSANDS)
EQ JANUS LARGE CAP GROWTH
-------------------------
Issued         --   0.50% Unit value (g) ..........        --             --
                    0.95% Unit value (f) ..........        11             --
                    1.20% Unit value (f) ..........        30             --
                    1.35% Unit value (f) ..........       799             --
                    1.55% Unit value (f) ..........     1,167             --
                    1.60% Unit value (f) ..........     1,348             --

Redeemed       --   0.50% Unit value (g) ..........        --             --
                    0.95% Unit value (f) ..........        --             --
                    1.20% Unit value (f) ..........        (1)            --
                    1.35% Unit value (f) ..........       (54)            --
                    1.55% Unit value (f) ..........       (33)            --
                    1.60% Unit value (f) ..........       (33)            --

EQ/PUTNAM GROWTH & INCOME VALUE
-------------------------------
Issued         --   0.50% Unit value (g) ..........        --             --
                    0.95% Unit value (c) ..........         7             --
                    1.20% Unit value ..............        44            134
                    1.35% Unit value ..............     5,731         10,631
                    1.55% Unit value (d) ..........     1,495             --
                    1.60% Unit value ..............     2,006            603

Redeemed       --   0.50% Unit value (g) ..........        --             --
                    0.95% Unit value (c) ..........        (3)            --
                    1.20% Unit value ..............      (125)          (217)
                    1.35% Unit value ..............    (7,246)        (5,452)
                    1.55% Unit value (d) ..........       (76)            --
                    1.60% Unit value ..............    (1,229)          (339)

----------
(a) Units were made available for sale on January 4, 1999.
(b) Units were made available for sale on May 1, 1999.
(c) Units were made available for sale on September 27, 1999.
(d) Units were made available for sale on March 1, 2000.
(e) Units were made available for sale on May 1, 2000.
(f) Units were made available for sale on September 5, 2000.
(g) Units were made available for sale on October 2, 2000.
(h) A substitution of BT Equity 500 Index Portfolio for EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Transfers and Charges (Continued)


                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                       -----------------------
                                                           2000         1999
                                                       -----------    --------
                                                           (IN THOUSANDS)
EQ/PUTNAM INTERNATIONAL EQUITY
------------------------------
Issued         --   0.50% Unit value (g) ..........         --             --
                    0.95% Unit value (c) ..........         48             --
                    1.20% Unit value ..............         40            139
                    1.35% Unit value ..............      7,716          9,349
                    1.55% Unit value (d) ..........      2,189             --
                    1.60% Unit value ..............     73,851         13,767

Redeemed       --   0.50% Unit value (g) ..........         --             --
                    0.95% Unit value (c) ..........         (1)            --
                    1.20% Unit value ..............        (58)          (130)
                    1.35% Unit value ..............     (5,666)        (6,173)
                    1.55% Unit value (d) ..........        (79)            --
                    1.60% Unit value ..............    (72,589)       (13,418)

EQ/PUTNAM INVESTORS GROWTH
--------------------------
Issued         --   0.50% Unit value (g) ..........         --             --
                    0.95% Unit value (c) ..........         15             --
                    1.20% Unit value ..............         39            178
                    1.35% Unit value ..............      4,859          9,638
                    1.55% Unit value (d) ..........      1,987             --
                    1.60% Unit value ..............      4,436            482

Redeemed       --   0.50% Unit value (g) ..........         --             --
                    0.95% Unit value (c) ..........         --             --
                    1.20% Unit value ..............        (49)           (93)
                    1.35% Unit value ..............     (2,943)        (2,556)
                    1.55% Unit value (d) ..........        (86)            --
                    1.60% Unit value ..............     (3,354)          (188)

----------
(a) Units were made available for sale on January 4, 1999.
(b) Units were made available for sale on May 1, 1999.
(c) Units were made available for sale on September 27, 1999.
(d) Units were made available for sale on March 1, 2000.
(e) Units were made available for sale on May 1, 2000.
(f) Units were made available for sale on September 5, 2000.
(g) Units were made available for sale on October 2, 2000.
(h) A substitution of BT Equity 500 Index Portfolio for EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Transfers and Charges (Continued)


                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                       -----------------------
                                                           2000         1999
                                                       -----------    --------
                                                           (IN THOUSANDS)
EQ SMALL COMPANY INDEX
----------------------
Issued         --   0.50% Unit value (g) ..........       --              --
                    0.95% Unit value (c) ..........       10              --
                    1.20% Unit value ..............        1              29
                    1.35% Unit value ..............    1,256           2,039
                    1.55% Unit value (d) ..........      279              --
                    1.60% Unit value ..............    3,665           1,821

Redeemed       --   0.50% Unit value (g) ..........       --              --
                    0.95% Unit value (c) ..........       --              --
                    1.20% Unit value ..............       (1)            (29)
                    1.35% Unit value ..............     (839)           (727)
                    1.55% Unit value (d) ..........       (9)             --
                    1.60% Unit value ..............   (2,805)         (1,510)

FI MID CAP
----------
Issued         --   0.50% Unit value (g) ..........       --              --
                    0.95% Unit value (f) ..........        3              --
                    1.20% Unit value (f) ..........        8              --
                    1.35% Unit value (f) ..........      677              --
                    1.55% Unit value (f) ..........      655              --
                    1.60% Unit value (f) ..........      910              --

Redeemed       --   0.50% Unit value (g) ..........       --              --
                    0.95% Unit value (f) ..........       --              --
                    1.20% Unit value (f) ..........       --              --
                    1.35% Unit value (f) ..........      (38)             --
                    1.55% Unit value (f) ..........      (45)             --
                    1.60% Unit value (f) ..........     (292)             --

----------
(a) Units were made available for sale on January 4, 1999.
(b) Units were made available for sale on May 1, 1999.
(c) Units were made available for sale on September 27, 1999.
(d) Units were made available for sale on March 1, 2000.
(e) Units were made available for sale on May 1, 2000.
(f) Units were made available for sale on September 5, 2000.
(g) Units were made available for sale on October 2, 2000.
(h) A substitution of BT Equity 500 Index Portfolio for EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Transfers and Charges (Continued)


                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                       -----------------------
                                                           2000         1999
                                                       -----------    --------
                                                           (IN THOUSANDS)
FI SMALL/MID CAP VALUE
----------------------
Issued         --   0.50% Unit value (g) ..........       --              --
                    0.95% Unit value (f) ..........       --              --
                    1.20% Unit value (f) ..........        9              --
                    1.35% Unit value (f) ..........      247              --
                    1.55% Unit value (f) ..........      199              --
                    1.60% Unit value (f) ..........      527              --

Redeemed       --   0.50% Unit value (g) ..........       --              --
                    0.95% Unit value (f) ..........       --              --
                    1.20% Unit value (f) ..........       --              --
                    1.35% Unit value (f) ..........      (24)             --
                    1.55% Unit value (f) ..........       (1)             --
                    1.60% Unit value (f) ..........     (276)             --

J.P. MORGAN CORE BOND
---------------------
Issued         --   0.50% Unit value (g) ..........       --              --
                    0.95% Unit value (c) ..........       45              --
                    1.20% Unit value ..............       38              62
                    1.35% Unit value ..............    4,674           9,128
                    1.55% Unit value (d) ..........    1,485              --
                    1.60% Unit value ..............    4,012           1,905

Redeemed       --   0.50% Unit value (g) ..........       --              --
                    0.95% Unit value (c) ..........      (11)             --
                    1.20% Unit value ..............      (36)            (21)
                    1.35% Unit value ..............   (3,907)         (4,951)
                    1.55% Unit value (d) ..........      (58)             --
                    1.60% Unit value ..............     (926)           (258)

----------
(a) Units were made available for sale on January 4, 1999.
(b) Units were made available for sale on May 1, 1999.
(c) Units were made available for sale on September 27, 1999.
(d) Units were made available for sale on March 1, 2000.
(e) Units were made available for sale on May 1, 2000.
(f) Units were made available for sale on September 5, 2000.
(g) Units were made available for sale on October 2, 2000.
(h) A substitution of BT Equity 500 Index Portfolio for EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Transfers and Charges (Continued)


                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                       -----------------------
                                                           2000         1999
                                                       -----------    --------
                                                           (IN THOUSANDS)
LAZARD LARGE CAP VALUE
----------------------
Issued         --   0.50% Unit value (g) ..........        --              --
                    0.95% Unit value (c) ..........        11              --
                    1.20% Unit value ..............        31              46
                    1.35% Unit value ..............     3,327           5,593
                    1.55% Unit value (d) ..........     1,173              --
                    1.60% Unit value ..............     2,803           1,453

Redeemed       --   0.50% Unit value (g) ..........        --              --
                    0.95% Unit value (c) ..........        --              --
                    1.20% Unit value ..............       (24)            (22)
                    1.35% Unit value ..............    (2,650)         (1,861)
                    1.55% Unit value (d) ..........       (54)             --
                    1.60% Unit value ..............      (635)           (236)

LAZARD SMALL CAP VALUE
----------------------
Issued         --   0.50% Unit value (g) ..........        --              --
                    0.95% Unit value (c) ..........         9              --
                    1.20% Unit value ..............        29              52
                    1.35% Unit value ..............     2,248           4,298
                    1.55% Unit value (d) ..........       628              --
                    1.60% Unit value ..............     4,251             851

Redeemed       --   0.50% Unit value (g) ..........        --              --
                    0.95% Unit value (c) ..........        --              --
                    1.20% Unit value ..............        (7)            (58)
                    1.35% Unit value ..............    (1,808)         (2,257)
                    1.55% Unit value (d) ..........       (40)             --
                    1.60% Unit value ..............    (3,130)           (207)

----------
(a) Units were made available for sale on January 4, 1999.
(b) Units were made available for sale on May 1, 1999.
(c) Units were made available for sale on September 27, 1999.
(d) Units were made available for sale on March 1, 2000.
(e) Units were made available for sale on May 1, 2000.
(f) Units were made available for sale on September 5, 2000.
(g) Units were made available for sale on October 2, 2000.
(h) A substitution of BT Equity 500 Index Portfolio for EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Transfers and Charges (Continued)


                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                       -----------------------
                                                           2000         1999
                                                       -----------    --------
                                                           (IN THOUSANDS)
MERCURY BASIC VALUE EQUITY
--------------------------
Issued         --   0.95% Unit value (c) ..........        --              --
                    1.35% Unit value ..............     1,169           2,201
                    1.55% Unit value (d) ..........       307              --
                    1.60% Unit value ..............     1,019             174

Redeemed       --   0.95% Unit value (c) ..........        --              --
                    1.35% Unit value ..............    (1,047)           (824)
                    1.55% Unit value (d) ..........        (8)             --
                    1.60% Unit value ..............      (113)             (1)

MERCURY WORLD STRATEGY
----------------------
Issued         --   0.95% Unit value (c) ..........        --              --
                    1.35% Unit value ..............       130             115
                    1.55% Unit value (d) ..........        61              --
                    1.60% Unit value ..............       166              19

Redeemed       --   0.95% Unit value (c) ..........        --              --
                    1.35% Unit value ..............      (119)           (217)
                    1.55% Unit value (d) ..........        (2)             --
                    1.60% Unit value ..............       (13)             --

MFS EMERGING GROWTH COMPANIES
-----------------------------
Issued         --   0.50% Unit value (g) ..........        --              --
                    0.95% Unit value (c) ..........        35              --
                    1.20% Unit value ..............       181             220
                    1.35% Unit value ..............     6,459           7,480
                    1.55% Unit value (d) ..........     2,300              --
                    1.60% Unit value ..............    20,372           1,757

Redeemed       --   0.50% Unit value (g) ..........        --              --
                    0.95% Unit value (c) ..........        --              --
                    1.20% Unit value ..............      (194)           (169)
                    1.35% Unit value ..............    (4,057)         (2,927)
                    1.55% Unit value (d) ..........      (189)             --
                    1.60% Unit value ..............   (16,293)           (277)

----------
(a) Units were made available for sale on January 4, 1999.
(b) Units were made available for sale on May 1, 1999.
(c) Units were made available for sale on September 27, 1999.
(d) Units were made available for sale on March 1, 2000.
(e) Units were made available for sale on May 1, 2000.
(f) Units were made available for sale on September 5, 2000.
(g) Units were made available for sale on October 2, 2000.
(h) A substitution of BT Equity 500 Index Portfolio for EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Transfers and Charges (Continued)


                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                       -----------------------
                                                           2000         1999
                                                       -----------    --------
                                                           (IN THOUSANDS)
MFS GROWTH WITH INCOME
----------------------
Issued         --   0.50% Unit value (g) ..........        --              --
                    0.95% Unit value (c) ..........         2              --
                    1.20% Unit value (a) ..........        12              36
                    1.35% Unit value (a) ..........     4,529           6,901
                    1.55% Unit value (d) ..........     2,355              --
                    1.60% Unit value (d) ..........     5,042           2,970

Redeemed       --   0.50% Unit value (g) ..........        --              --
                    0.95% Unit value (c) ..........        --              --
                    1.20% Unit value (a) ..........        (2)             (5)
                    1.35% Unit value (a) ..........    (1,622)           (868)
                    1.55% Unit value (d) ..........       (93)             --
                    1.60% Unit value (a) ..........      (896)            (64)
MFS RESEARCH
------------
Issued         --   0.50% Unit value (g) ..........        --              --
                    0.95% Unit value (c) ..........        34              --
                    1.20% Unit value ..............        48              57
                    1.35% Unit value ..............     4,146           7,161
                    1.55% Unit value (d) ..........     2,175              --
                    1.60% Unit value ..............     4,833           1,495

Redeemed       --   0.50% Unit value (g) ..........        --              --
                    0.95% Unit value (c) ..........        --              --
                    1.20% Unit value (c) ..........       (66)            (81)
                    1.35% Unit value ..............    (2,995)         (2,823)
                    1.55% Unit value (d) ..........      (100)             --
                    1.60% Unit value ..............      (641)           (180)

----------
(a) Units were made available for sale on January 4, 1999.
(b) Units were made available for sale on May 1, 1999.
(c) Units were made available for sale on September 27, 1999.
(d) Units were made available for sale on March 1, 2000.
(e) Units were made available for sale on May 1, 2000.
(f) Units were made available for sale on September 5, 2000.
(g) Units were made available for sale on October 2, 2000.
(h) A substitution of BT Equity 500 Index Portfolio for EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Transfers and Charges (Concluded)


                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                       -----------------------
                                                           2000         1999
                                                       -----------    --------
                                                           (IN THOUSANDS)
MORGAN STANLEY EMERGING MARKETS EQUITY
--------------------------------------
Issued         --   0.50% Unit value (g) ..........         --            --
                    0.95% Unit value (c) ..........          8            --
                    1.20% Unit value ..............        140            94
                    1.35% Unit value ..............      5,390         6,068
                    1.55% Unit value (d) ..........        914            --
                    1.60% Unit value ..............     26,862         2,680

Redeemed       --   0.50% Unit value (g) ..........         --            --
                    0.95% Unit value (c) ..........         --            --
                    1.20% Unit value ..............       (137)          (58)
                    1.35% Unit value ..............     (4,258)       (4,014)
                    1.55% Unit value (d) ..........        (33)           --
                    1.60% Unit value ..............    (24,865)       (1,921)


----------
(a) Units were made available for sale on January 4, 1999.
(b) Units were made available for sale on May 1, 1999.
(c) Units were made available for sale on September 27, 1999.
(d) Units were made available for sale on March 1, 2000.
(e) Units were made available for sale on May 1, 2000.
(f) Units were made available for sale on September 5, 2000.
(g) Units were made available for sale on October 2, 2000.
(h) A substitution of BT Equity 500 Index Portfolio for EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


5. Amounts retained by Equitable Life in Separate Account No. 49

   The amount retained by Equitable Life in the Account arises principally from
   (1) contributions from Equitable Life, (2) mortality and expense charges and Asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges.

   Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

   The following table shows the surplus contributions (withdrawals) by Equitable Life by investment fund:



                                                        YEARS ENDED DECEMBER 31,
                                                   ----------------------------------
                 INVESTMENT FUND                         2000               1999
------------------------------------------------   ----------------   ---------------
Alliance Common Stock ..........................      (12,283,818)       (8,063,693)
Alliance Global ................................         (170,409)         (169,262)
Alliance Growth Investors ......................         (235,200)         (255,452)
Alliance High Yield ............................       (2,200,388)       (2,061,967)
Alliance Money Market ..........................       (5,172,804)       (2,860,935)
Alliance Small Cap Growth ......................       (2,792,985)       (1,087,838)
Capital Guardian International (b) .............       (5,165,725)        3,232,008
Capital Guardian Research (b) ..................       (4,196,810)        3,305,423
Capital Guardian U.S. Equity (b) ...............       (4,450,254)        3,265,661
EQ/Aggressive Stock ............................       (1,982,110)       (1,283,639)
EQ/Alliance Premier Growth (b) .................       (6,589,580)        1,510,399
EQ/Alliance Technology (c) .....................         (135,683)               --
EQ Equity 500 Index ............................       (1,541,722)       (4,641,629)
EQ/Evergreen (a) ...............................          (26,867)               --
EQ/Evergreen Foundation (a) ....................         (113,274)          940,250
EQ International Equity Index ..................      (15,179,290)       (6,529,762)
EQ/Janus Large Cap Growth (d) ..................          499,138                --
EQ/Putnam Growth & Income Value ................       (5,237,499)       (5,285,431)
EQ/Putnam International Equity .................       (4,753,880)       (2,651,496)
EQ/Putnam Investors Growth .....................       (5,253,661)       (3,745,839)
EQ Small Company Index .........................       (6,108,171)       (4,978,663)
FI Mid Cap (d) .................................          499,809                --
FI Small/Mid Cap Value (d) .....................             (276)               --
J.P. Morgan Core Bond ..........................       (2,691,910)       (6,750,279)
Lazard Large Cap Value .........................       (2,182,731)       (4,407,638)
Lazard Small Cap Value .........................       (2,243,422)       (4,288,024)
Mercury Basic Value Equity .....................       (1,428,118)         (995,717)
Mercury World Strategy .........................         (130,870)          (97,527)
MFS Emerging Growth Companies ..................       (7,835,974)       (3,063,255)
MFS Growth with Income (a) .....................       (5,573,107)        2,481,980
MFS Research ...................................       (6,188,580)       (3,741,923)
Morgan Stanley Emerging Markets Equity .........       (1,096,200)         (305,499)

----------
(a) Commenced operations on January 1, 1999.
(b) Commenced operations on May 1, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Accumulation Unit Values


   Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                                  YEARS ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------
                                                                  2000         1999         1998         1997         1996
                                                              ------------ ------------ ------------ ------------ ------------
ALLIANCE COMMON STOCK
---------------------
0.50% Unit value, beginning of period (k) ...................   $ 342.22           --           --           --           --
0.50% Unit value, end of period (k) .........................   $ 306.09           --           --           --           --
0.95% Unit value, beginning of period (g) ...................   $ 321.89     $ 273.23           --           --           --
0.95% Unit value, end of period (g) .........................   $ 273.42     $ 321.89           --           --           --
1.20% Unit value, beginning of period .......................   $ 303.01     $ 245.58     $ 192.60     $ 151.23     $ 139.82
1.20% Unit value, end of period .............................   $ 256.74     $ 303.01     $ 245.58     $ 192.60     $ 151.23
1.35% Unit value, beginning of period (a) ...................   $ 292.20     $ 237.18     $ 186.29     $ 146.89           --
1.35% Unit value, end of period (a) .........................   $ 247.21     $ 292.20     $ 237.18     $ 186.29           --
1.55% Unit value, beginning of period (h) ...................   $ 271.04           --           --           --           --
1.55% Unit value, end of period (h) .........................   $ 235.03           --           --           --           --
1.60% Unit value, beginning of period (b) ...................   $ 275.01     $ 223.79     $ 176.22     $ 172.77           --
1.60% Unit value, end of period (b) .........................   $ 232.08     $ 275.01     $ 223.79     $ 176.22           --

Number of units outstanding, end of period (000's):
 0.50% ......................................................         --           --           --           --           --
 0.95% ......................................................          2           --           --           --           --
 1.20% ......................................................        188          205          230          240            8
 1.35% ......................................................      2,453        2,344        1,542          434           --
 1.55% ......................................................        204           --           --           --           --
 1.60% ......................................................        618          255           35            1           --

ALLIANCE GLOBAL
---------------
1.20% Unit value, beginning of period .......................   $  45.25     $  33.15     $  27.61     $  25.12     $  26.00
1.20% Unit value, end of period .............................   $  36.27     $  45.25     $  33.15     $  27.61     $  25.12

Number of units outstanding, end of period (000's):
 1.20% ......................................................        318          355          422          464            9

ALLIANCE GROWTH INVESTORS
-------------------------
1.20% Unit value, beginning of period .......................   $  44.08     $  35.33     $  30.09     $  26.15     $  25.06
1.20% Unit value, end of period .............................   $  40.53     $  44.08     $  35.33     $  30.09     $  26.15

Number of units outstanding, end of period (000's):
 1.20% ......................................................        441          496          554          598           16

ALLIANCE HIGH YIELD
-------------------
0.50% Unit value, beginning of period (k) ...................   $  28.72           --           --           --           --
0.50% Unit value, end of period (k) .........................   $  26.95           --           --           --           --
0.95% Unit value, beginning of period (g) ...................   $  28.03     $  28.12           --           --           --
0.95% Unit value, end of period (g) .........................   $  25.30     $  28.03           --           --           --
1.20% Unit value, beginning of period .......................   $  27.13     $  28.48     $  30.46     $  26.09     $  25.33
1.20% Unit value, end of period .............................   $  24.42     $  27.13     $  28.48     $  30.46     $  26.09
1.35% Unit value, beginning of period (a) ...................   $  26.59     $  27.96     $  29.96     $  26.35           --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on December 31, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 1, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                               YEARS ENDED DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                  2000        1999        1998        1997        1996
                                                              ----------- ----------- ----------- ----------- -----------
ALLIANCE HIGH YIELD (CONCLUDED)
-------------------------------
1.35% Unit value, end of period (a) .........................   $ 23.90     $ 26.59     $ 27.96     $ 29.96          --
1.55% Unit value, beginning of period (h) ...................   $ 26.21          --          --          --          --
1.55% Unit value, end of period (h) .........................   $ 23.23          --          --          --          --
1.60% Unit value, beginning of period (b) ...................   $ 25.73     $ 27.12     $ 29.13     $ 28.79          --
1.60% Unit value, end of period (b) .........................   $ 23.07     $ 25.73     $ 27.12     $ 29.13          --

Number of units outstanding, end of period (000's):
 0.50% ......................................................        --          --          --          --          --
 0.95% ......................................................        13          --          --          --          --
 1.20% ......................................................       260         329         422         439          24
 1.35% ......................................................     4,697       5,048       4,521       1,256          --
 1.55% ......................................................       432          --          --          --          --
 1.60% ......................................................     1,211         574         170           2          --

ALLIANCE MONEY MARKET
---------------------
0.50% Unit value, beginning of period (k) ...................   $ 32.62          --          --          --          --
0.50% Unit value, end of period (k) .........................   $ 33.08          --          --          --          --
0.95% Unit value, beginning of period (g) ...................   $ 28.85     $ 28.53          --          --          --
0.95% Unit value, end of period (g) .........................   $ 30.29     $ 28.85          --          --          --
1.20% Unit value, beginning of period .......................   $ 27.54     $ 26.62     $ 25.64     $ 24.68     $ 24.43
1.20% Unit value, end of period .............................   $ 28.84     $ 27.54     $ 26.62     $ 25.64     $ 24.68
1.35% Unit value, beginning of period (a) ...................   $ 26.78     $ 25.92     $ 25.00     $ 24.38          --
1.35% Unit value, end of period (a) .........................   $ 28.00     $ 26.78     $ 25.92     $ 25.00          --
1.55% Unit value, beginning of period (h) ...................   $ 25.95          --          --          --          --
1.55% Unit value, end of period (h) .........................   $ 26.91          --          --          --          --
1.60% Unit value, beginning of period (b) ...................   $ 25.55     $ 24.80     $ 23.98     $ 23.78          --
1.60% Unit value, end of period (b) .........................   $ 26.65     $ 25.55     $ 24.80     $ 23.98          --
0% Unit value, beginning of period (a) ......................   $ 34.41     $ 32.86     $ 31.27     $ 30.21          --
0% Unit value, end of period (a) ............................   $ 36.47     $ 34.41     $ 32.86     $ 31.27          --

Number of units outstanding, end of period (000's):
 0.50% ......................................................        --          --          --          --          --
 0.95% ......................................................         8          11          --          --          --
 1.20% ......................................................       266         360         329         359         127
 1.35% ......................................................     5,065       7,278       5,158       1,153          --
 1.55% ......................................................       826          --          --          --          --
 1.60% ......................................................     9,875       5,805         349          --          --
 0% .........................................................       109         477       2,233         947          --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on December 31, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 1, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                                  YEARS ENDED DECEMBER 31,
                                                                -------------------------------------------------------------
                                                                    2000          1999          1998          1997       1996
                                                                -----------   -----------   -----------   -----------   -----
ALLIANCE SMALL CAP GROWTH
-------------------------
0.50% Unit value, beginning of period (k) ...................     $ 19.92            --            --            --      --
0.50% Unit value, end of period (k) .........................     $ 17.22            --            --            --      --
0.95% Unit value, beginning of period (g) ...................     $ 15.04       $ 11.50            --            --      --
0.95% Unit value, end of period (g) .........................     $ 16.93       $ 15.04            --            --      --
1.20% Unit value, beginning of period (a) ...................     $ 14.94       $ 11.85       $ 12.55       $ 10.00      --
1.20% Unit value, end of period (a) .........................     $ 16.78       $ 14.94       $ 11.85       $ 12.55      --
1.35% Unit value, beginning of period (a) ...................     $ 14.88       $ 11.82       $ 12.54       $ 10.00      --
1.35% Unit value, end of period (a) .........................     $ 16.68       $ 14.88       $ 11.82       $ 12.54      --
1.55% Unit value, beginning of period (h) ...................     $ 18.99            --            --            --      --
1.55% Unit value, end of period (h) .........................     $ 16.56            --            --            --      --
1.60% Unit value, beginning of period (b) ...................     $ 14.78       $ 11.77       $ 12.52       $ 13.22      --
1.60% Unit value, end of period (b) .........................     $ 16.53       $ 14.78       $ 11.77       $ 12.52      --

Number of units outstanding, end of period (000's):
 0.50% ......................................................          --            --            --            --      --
 0.95% ......................................................          24            --            --            --      --
 1.20% ......................................................         191            50           102            89      --
 1.35% ......................................................       9,189         6,912         6,101         2,521      --
 1.55% ......................................................       1,248            --            --            --      --
 1.60% ......................................................       3,189           818           211            --      --

CAPITAL GUARDIAN INTERNATIONAL
------------------------------
0.50% Unit value, beginning of period (k) ...................     $ 12.16            --            --            --      --
0.50% Unit value, end of period (k) .........................     $ 11.30            --            --            --      --
0.95% Unit value, beginning of period (g) ...................     $ 14.00       $ 10.85            --            --      --
0.95% Unit value, end of period (g) .........................     $ 11.22       $ 14.00            --            --      --
1.20% Unit value, beginning of period (f) ...................     $ 13.97       $ 10.00            --            --      --
1.20% Unit value, end of period (f) .........................     $ 11.17       $ 13.97            --            --      --
1.35% Unit value, beginning of period (f) ...................     $ 13.96       $ 10.00            --            --      --
1.35% Unit value, end of period (f) .........................     $ 11.14       $ 13.96            --            --      --
1.55% Unit value, beginning of period (h) ...................     $ 14.26            --            --            --      --
1.55% Unit value, end of period (h) .........................     $ 11.10            --            --            --      --
1.60% Unit value, beginning of period (f) ...................     $ 13.93       $ 10.00            --            --      --
1.60% Unit value, end of period (f) .........................     $ 11.09       $ 13.93            --            --      --

Number of units outstanding, end of period (000's):
 0.50% ......................................................          --            --            --            --      --
 0.95% ......................................................          28            --            --            --      --
 1.20% ......................................................          23            15            --            --      --
 1.35% ......................................................       3,230         1,477            --            --      --
 1.55% ......................................................       1,050            --            --            --      --
 1.60% ......................................................       5,514         1,286            --            --      --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on December 31, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 1, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                             YEARS ENDED DECEMBER 31,
                                                                --------------------------------------------------
                                                                    2000         1999       1998     1997     1996
                                                                -----------   ----------   ------   ------   -----
CAPITAL GUARDIAN RESEARCH
-------------------------
0.50% Unit value, beginning of period (k) ...................     $ 11.18           --     --       --       --
0.50% Unit value, end of period (k) .........................     $ 11.25           --     --       --       --
0.95% Unit value, beginning of period (g) ...................     $ 10.64      $  9.53     --       --       --
0.95% Unit value, end of period (g) .........................     $ 11.16      $ 10.64     --       --       --
1.20% Unit value, beginning of period (f) ...................     $ 10.62      $ 10.00     --       --       --
1.20% Unit value, end of period (f) .........................     $ 11.12      $ 10.62     --       --       --
1.35% Unit value, beginning of period (f) ...................     $ 10.61      $ 10.00     --       --       --
1.35% Unit value, end of period (f) .........................     $ 11.09      $ 10.61     --       --       --
1.55% Unit value, beginning of period (h) ...................     $ 10.40           --     --       --       --
1.55% Unit value, end of period (h) .........................     $ 11.05           --     --       --       --
1.60% Unit value, beginning of period (f) ...................     $ 10.60      $ 10.00     --       --       --
1.60% Unit value, end of period (f) .........................     $ 11.04      $ 10.60     --       --       --

Number of units outstanding, end of period (000's):
 0.50% ......................................................          --           --     --       --       --
 0.95% ......................................................          18           --     --       --       --
 1.20% ......................................................          10            3     --       --       --
 1.35% ......................................................       2,064          982     --       --       --
 1.55% ......................................................         628           --     --       --       --
 1.60% ......................................................       2,953          987     --       --       --

CAPITAL GUARDIAN U.S. EQUITY
----------------------------
0.50% Unit value, beginning of period (k) ...................     $ 10.01           --     --       --       --
0.50% Unit value, end of period (k) .........................     $ 10.66           --     --       --       --
0.95% Unit value, beginning of period (g) ...................     $ 10.31      $  9.58     --       --       --
0.95% Unit value, end of period (g) .........................     $ 10.58      $ 10.31     --       --       --
1.20% Unit value, beginning of period (f) ...................     $ 10.29      $ 10.00     --       --       --
1.20% Unit value, end of period (f) .........................     $ 10.53      $ 10.29     --       --       --
1.35% Unit value, beginning of period (f) ...................     $ 10.28      $ 10.00     --       --       --
1.35% Unit value, end of period (f) .........................     $ 10.50      $ 10.28     --       --       --
1.55% Unit value, beginning of period (h) ...................     $  9.70           --     --       --       --
1.55% Unit value, end of period (h) .........................     $ 10.47           --     --       --       --
1.60% Unit value, beginning of period (f) ...................     $ 10.26      $ 10.00     --       --       --
1.60% Unit value, end of period (f) .........................     $ 10.46      $ 10.26     --       --       --

Number of units outstanding, end of period (000's):
 0.50% ......................................................          --           --     --       --       --
 0.95% ......................................................          15           --     --       --       --
 1.20% ......................................................           8            7     --       --       --
 1.35% ......................................................       4,745        2,907     --       --       --
 1.55% ......................................................       1,311           --     --       --       --
 1.60% ......................................................       5,538        2,436     --       --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on December 31, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 1, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                               YEARS ENDED DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                  2000        1999        1998        1997        1996
                                                              ----------- ----------- ----------- ----------- -----------
EQ/AGGRESSIVE STOCK
-------------------
0.50% Unit value, beginning of period (k) ...................  $  91.33          --          --          --          --
0.50% Unit value, end of period (k) .........................  $  78.83          --          --          --          --
0.95% Unit value, beginning of period (g) ...................  $  85.83     $ 69.85          --          --          --
0.95% Unit value, end of period (g) .........................  $  73.67     $ 85.83          --          --          --
1.20% Unit value, beginning of period .......................  $  82.86     $ 70.74     $ 71.57     $ 65.53     $ 64.24
1.20% Unit value, end of period .............................  $  70.94     $ 82.86     $ 70.74     $ 71.57     $ 65.53
1.35% Unit value, beginning of period (a) ...................  $  81.12     $ 69.37     $ 70.28     $ 61.42          --
1.35% Unit value, end of period (a) .........................  $  69.35     $ 81.12     $ 69.37     $ 70.28          --
1.55% Unit value, beginning of period (h) ...................  $  75.75          --          --          --          --
1.55% Unit value, end of period (h) .........................  $  67.28          --          --          --          --
1.60% Unit value, beginning of period (b) ...................  $  78.30     $ 67.13     $ 68.19     $ 75.44          --
1.60% Unit value, end of period (b) .........................  $  66.77     $ 78.30     $ 67.13     $ 68.19          --

Number of units outstanding, end of period (000's):
 0.50% ......................................................        --          --          --          --          --
 0.95% ......................................................         1          --          --          --          --
 1.20% ......................................................       185         213         266         279           9
 1.35% ......................................................     1,253       1,163         939         380          --
 1.55% ......................................................       106          --          --          --          --
 1.60% ......................................................       420         141          16          --          --

EQ/ALLIANCE PREMIER GROWTH
--------------------------
0.50% Unit value, beginning of period (k) ...................  $  11.23          --          --          --          --
0.50% Unit value, end of period (k) .........................  $   9.63          --          --          --          --
0.95% Unit value, beginning of period (g) ...................  $  11.82     $  9.86          --          --          --
0.95% Unit value, end of period (g) .........................  $   9.56     $ 11.82          --          --          --
1.20% Unit value, beginning of period (f) ...................  $  11.80     $ 10.00          --          --          --
1.20% Unit value, end of period (f) .........................  $   9.52     $ 11.80          --          --          --
1.35% Unit value, beginning of period (f) ...................  $  11.79     $ 10.00          --          --          --
1.35% Unit value, end of period (f) .........................  $   9.49     $ 11.79          --          --          --
1.55% Unit value, beginning of period (h) ...................  $  11.15          --          --          --          --
1.55% Unit value, end of period (h) .........................  $   9.46          --          --          --          --
1.60% Unit value, beginning of period (f) ...................  $  11.77     $ 10.00          --          --          --
1.60% Unit value, end of period (f) .........................  $   9.45     $ 11.77          --          --          --

Number of units outstanding, end of period (000's):
 0.50% ......................................................        --          --          --          --          --
 0.95% ......................................................        54          --          --          --          --
 1.20% ......................................................       114          79          --          --          --
 1.35% ......................................................    17,298       8,614          --          --          --
 1.55% ......................................................     6,200          --          --          --          --
 1.60% ......................................................    17,412       5,630          --          --          --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on December 31, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 1, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                                  YEARS ENDED DECEMBER 31,
                                                                -------------------------------------------------------------
                                                                    2000          1999          1998          1997       1996
                                                                -----------   -----------   -----------   -----------   -----
EQ/ALLIANCE TECHNOLOGY
----------------------
0.50% Unit value, beginning of period (k) ...................    $  10.00            --            --            --      --
0.50% Unit value, end of period (k) .........................    $   6.65            --            --            --      --
0.95% Unit value, beginning of period (i) ...................    $  10.00            --            --            --      --
0.95% Unit value, end of period (i) .........................    $   6.63            --            --            --      --
1.20% Unit value, beginning of period (i) ...................    $  10.00            --            --            --      --
1.20% Unit value, end of period (i) .........................    $   6.62            --            --            --      --
1.35% Unit value, beginning of period (i) ...................    $  10.00            --            --            --      --
1.35% Unit value, end of period (i) .........................    $   6.61            --            --            --      --
1.55% Unit value, beginning of period (i) ...................    $  10.00            --            --            --      --
1.55% Unit value, end of period (i) .........................    $   6.61            --            --            --      --
1.60% Unit value, beginning of period (i) ...................    $  10.00            --            --            --      --
1.60% Unit value, end of period (i) .........................    $   6.60            --            --            --      --

Number of units outstanding, end of period (000's):
 0.50% ......................................................          --            --            --            --      --
 0.95% ......................................................          33            --            --            --      --
 1.20% ......................................................          66            --            --            --      --
 1.35% ......................................................       3,814            --            --            --      --
 1.55% ......................................................       4,225            --            --            --      --
 1.60% ......................................................       5,505            --            --            --      --

EQ EQUITY 500 INDEX (I)
-----------------------
0.50% Unit Value, beginning of period (k) ...................    $  32.42            --            --            --      --
0.50% Unit value, end of period (k) .........................    $  29.88            --            --            --      --
0.95% Unit value, beginning of period (l) ...................    $  30.89            --            --            --      --
0.95% Unit value, end of period (l) .........................    $  28.97            --            --            --      --
1.20% Unit value, beginning of period (l) ...................    $  30.38            --            --            --      --
1.20% Unit value, end of period (l) .........................    $  28.47            --            --            --      --
1.35% Unit value, beginning of period (a) ...................    $  31.67       $ 26.73       $ 21.21       $ 17.51      --
1.35% Unit value, beginning of period (a) ...................    $  28.18       $ 31.67       $ 26.73       $ 21.21      --
1.55% Unit value, beginning of period (l) ...................    $  29.68            --            --            --      --
1.55% Unit value, end of period (l) .........................    $  27.79            --            --            --      --
1.60% Unit value, beginning of period (l) ...................    $  29.58            --            --            --      --
1.60% Unit value, end of period (l) .........................    $  27.69            --            --            --      --

Number of units outstanding, end of period (000's):
 0.50% ......................................................          --            --            --            --      --
 0.95% ......................................................           6            --            --            --      --
 1.20% ......................................................          78            --            --            --      --
 1.35% ......................................................      14,537            --            --            --
 1.55% ......................................................       1,524            --            --            --      --
 1.60% ......................................................       6,057            --            --            --      --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on December 31, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 1, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                               YEARS ENDED DECEMBER 31,
                                                                -------------------------------------------------------
                                                                    2000         1999          1998       1997     1996
                                                                -----------   ----------   -----------   ------   -----
EQ/EVERGREEN
------------
0.95% Unit value, beginning of period (g) ...................     $ 10.87      $  9.68            --     --       --
0.95% Unit value, end of period (g) .........................     $  9.50      $ 10.87            --     --       --
1.35% Unit value, beginning of period (e) ...................     $ 10.82      $ 10.00            --     --       --
1.35% Unit value, end of period (e) .........................     $  9.43      $ 10.82            --     --       --
1.55% Unit value, beginning of period (h) ...................     $ 10.37           --            --     --       --
1.55% Unit value, end of period (h) .........................     $  9.39           --            --     --       --
1.60% Unit value, beginning of period (e) ...................     $ 10.80      $ 10.00            --     --       --
1.60% Unit value, end of period (e) .........................     $  9.38      $ 10.80            --     --       --

Number of units outstanding, end of period (000's):
 0.95% ......................................................          --           --            --     --       --
 1.35% ......................................................         136           91            --     --       --
 1.55% ......................................................          47           --            --     --       --
 1.60% ......................................................          78            6            --     --       --

EQ/EVERGREEN FOUNDATION
-----------------------
0.95% Unit value, beginning of period (g) ...................     $ 10.63      $  9.64            --     --       --
0.95% Unit value, end of period (g) .........................     $ 10.03      $ 10.63            --     --       --
1.35% Unit value, beginning of period (e) ...................     $ 10.59      $ 10.00            --     --       --
1.35% Unit value, end of period (e) .........................     $  9.95      $ 10.59            --     --       --
1.55% Unit value, beginning of period (h) ...................     $ 10.23           --            --     --       --
1.55% Unit value, end of period (h) .........................     $  9.91           --            --     --       --
1.60% Unit value, beginning of period (e) ...................     $ 10.56      $ 10.00            --     --       --
1.60% Unit value, end of period (e) .........................     $  9.90      $ 10.56            --     --       --

Number of units outstanding, end of period (000's):
 0.95% ......................................................          --           --            --     --       --
 1.35% ......................................................         693          510            --     --       --
 1.55% ......................................................         113           --            --     --       --
 1.60% ......................................................         134            6            --     --       --

EQ INTERNATIONAL EQUITY INDEX
-----------------------------
0.50% Unit value, beginning of period (k) ...................     $ 12.96           --            --     --       --
0.50% Unit value, end of period (k) .........................     $ 12.42           --            --     --       --
0.95% Unit value, beginning of period (g) ...................     $ 15.02      $ 12.60            --     --       --
0.95% Unit value, end of period (g) .........................     $ 12.26      $ 15.02            --     --       --
1.20% Unit value, beginning of period (c) ...................     $ 14.94      $ 11.87       $ 10.00     --       --
1.20% Unit value, end of period (c) .........................     $ 12.16      $ 14.94       $ 11.87     --       --
1.35% Unit value, beginning of period (c) ...................     $ 14.90      $ 11.85       $ 10.00     --       --
1.35% Unit value, end of period (c) .........................     $ 12.11      $ 14.90       $ 11.85     --       --
1.55% Unit value, beginning of period (h) ...................     $ 14.45           --            --     --       --
1.55% Unit value, end of period (h) .........................     $ 12.04           --            --     --       --
1.60% Unit value, beginning of period (c) ...................     $ 14.82      $ 11.82       $ 10.00     --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on December 31, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 1, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                                  YEARS ENDED DECEMBER 31,
                                                                -------------------------------------------------------------
                                                                   2000         1999         1998         1997        1996
                                                                ---------- ------------ ------------- ------------- ---------
EQ INTERNATIONAL EQUITY INDEX (CONCLUDED)
-----------------------------------------
1.60% Unit value, end of period (c) .........................     $ 12.02       $ 14.82       $ 11.82            --      --

Number of units outstanding, end of period (000's):
 0.50% ......................................................          --            --            --            --      --
 0.95% ......................................................           5            --            --            --      --
 1.20% ......................................................          19            51             9            --      --
 1.35% ......................................................       3,708         3,219         1,827            --      --
 1.55% ......................................................         425            --            --            --      --
 1.60% ......................................................       2,531           992           248            --      --

EQ/JANUS LARGE CAP GROWTH
-------------------------
0.50% Unit value, beginning of period (k) ...................     $ 10.00            --            --            --      --
0.50% Unit value, end of period (k) .........................     $  8.42            --            --            --      --
0.95% Unit value, beginning of period (j) ...................     $ 10.00            --            --            --      --
0.95% Unit value, end of period (j) .........................     $  8.41            --            --            --      --
1.20% Unit value, beginning of period (j) ...................     $ 10.00            --            --            --      --
1.20% Unit value, end of period (j) .........................     $  8.40            --            --            --      --
1.35% Unit value, beginning of period (j) ...................     $ 10.00            --            --            --      --
1.35% Unit value, end of period (j) .........................     $  8.39            --            --            --      --
1.55% Unit value, beginning of period (j) ...................     $ 10.00            --            --            --      --
1.55% Unit value, end of period (j) .........................     $  8.39            --            --            --      --
1.60% Unit value, beginning of period (j) ...................     $ 10.00            --            --            --      --
1.60% Unit value, end of period (j) .........................     $  8.39            --            --            --      --

Number of units outstanding, end of period (000's):
 0.50% ......................................................          --            --            --            --      --
 0.95% ......................................................          10            --            --            --      --
 1.20% ......................................................          29            --            --            --      --
 1.35% ......................................................         745            --            --            --      --
 1.55% ......................................................       1,134            --            --            --      --
 1.60% ......................................................       1,315            --            --            --      --

EQ/PUTNAM GROWTH & INCOME VALUE
-------------------------------
0.50% Unit value, beginning of period (k) ...................     $ 13.11            --            --            --      --
0.50% Unit value, end of period (k) .........................     $ 13.56            --            --            --      --
0.95% Unit value, beginning of period (g) ...................     $ 12.61       $ 12.40            --            --      --
0.95% Unit value, end of period (g) .........................     $ 13.34       $ 12.61            --            --      --
1.20% Unit value, beginning of period (a) ...................     $ 12.52       $ 12.85       $ 11.53       $ 10.00      --
1.20% Unit value, end of period (a) .........................     $ 13.21       $ 12.52       $ 12.85       $ 11.53      --
1.35% Unit value, beginning of period (a) ...................     $ 12.47       $ 12.82       $ 11.52       $ 10.00      --
1.35% Unit value, end of period (a) .........................     $ 13.14       $ 12.47       $ 12.82       $ 11.52      --
1.55% Unit value, beginning of period (h) ...................     $ 11.11            --            --            --      --
1.55% Unit value, end of period (h) .........................     $ 13.04            --            --            --      --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on December 31, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 1, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                                  YEARS ENDED DECEMBER 31,
                                                                -------------------------------------------------------------
                                                                    2000          1999          1998          1997       1996
                                                                -----------   -----------   -----------   -----------   -----
EQ/PUTNAM GROWTH & INCOME VALUE (CONCLUDED)
-------------------------------------------
1.60% Unit value, beginning of period (b) ...................    $  12.39      $  12.76      $  11.50       $ 11.63      --
1.60% Unit value, end of period (b) .........................    $  13.02      $  12.39      $  12.76       $ 11.50      --

Number of units outstanding, end of period (000's):
 0.50% ......................................................          --            --            --            --      --
 0.95% ......................................................           4            --            --            --      --
 1.20% ......................................................         341           423           506           383      --
 1.35% ......................................................      28,008        29,522        24,343         8,113      --
 1.55% ......................................................       1,419            --            --            --      --
 1.60% ......................................................       1,755           978           714            17      --

EQ/PUTNAM INTERNATIONAL EQUITY
------------------------------
0.50% Unit value, beginning of period (k) ...................    $  18.65            --            --            --      --
0.50% Unit value, end of period (k) .........................    $  18.06            --            --            --      --
0.95% Unit value, beginning of period (g) ...................    $  20.45      $  14.84            --            --      --
0.95% Unit value, end of period (g) .........................    $  17.77      $  20.45            --            --      --
1.20% Unit value, beginning of period (a) ...................    $  20.32      $  12.83      $  10.87       $ 10.00      --
1.20% Unit value, end of period (a) .........................    $  17.60      $  20.32      $  12.83       $ 10.87      --
1.35% Unit value, beginning of period (a) ...................    $  20.23      $  12.80      $  10.86       $ 10.00      --
1.35% Unit value, end of period (a) .........................    $  17.50      $  20.23      $  12.80       $ 10.86      --
1.55% Unit value, beginning of period (h) ...................    $  21.04            --            --            --      --
1.55% Unit value, end of period (h) .........................    $  17.37            --            --            --      --
1.60% Unit value, beginning of period (b) ...................    $  20.10      $  12.75      $  10.84       $ 11.52      --
1.60% Unit value, end of period (b) .........................    $  17.34      $  20.10      $  12.75       $ 10.84      --

Number of units outstanding, end of period (000's):
 0.50% ......................................................          --            --            --            --      --
 0.95% ......................................................          47            --            --            --      --
 1.20% ......................................................         182           199           190           187      --
 1.35% ......................................................      15,833        13,783        10,607         4,609      --
 1.55% ......................................................       2,110            --            --            --      --
 1.60% ......................................................       2,033           771           422             4      --

EQ/PUTNAM INVESTORS GROWTH
--------------------------
0.50% Unit value, beginning of period (k) ...................    $  20.80            --            --            --      --
0.50% Unit value, end of period (k) .........................    $  17.87            --            --            --      --
0.95% Unit value, beginning of period (g) ...................    $  21.58      $  17.24            --            --      --
0.95% Unit value, end of period (g) .........................    $  17.57      $  21.58            --            --      --
1.20% Unit value, beginning of period (a) ...................    $  21.43      $  16.65      $  12.37       $ 10.00      --
1.20% Unit value, end of period (a) .........................    $  17.41      $  21.43      $  16.65       $ 12.37      --
1.35% Unit value, beginning of period (a) ...................    $  21.35      $  16.61      $  12.35       $ 10.00      --
1.35% Unit value, end of period (a) .........................    $  17.32      $  21.35      $  16.61       $ 12.35      --
1.55% Unit value, beginning of period (h) ...................    $  20.40            --            --            --      --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on December 31, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 1, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                                  YEARS ENDED DECEMBER 31,
                                                                -------------------------------------------------------------
                                                                    2000          1999          1998          1997       1996
                                                                -----------   -----------   -----------   -----------   -----
EQ/PUTNAM INVESTORS GROWTH (CONCLUDED)
--------------------------------------
1.55% Unit value, end of period (h) .........................    $  17.19            --            --            --      --
1.60% Unit value, beginning of period (b) ...................    $  21.20      $  16.54      $  12.33       $ 12.12      --
1.60% Unit value, end of period (b) .........................    $  17.16      $  21.20      $  16.54       $ 12.33      --

Number of units outstanding, end of period (000's):
 0.50% ......................................................          --            --            --            --      --
 0.95% ......................................................          15            --            --            --      --
 1.20% ......................................................         235           245           160           124      --
 1.35% ......................................................      19,069        17,154        10,072         2,581      --
 1.55% ......................................................       1,902            --            --            --      --
 1.60% ......................................................       1,658           576           282            --      --

EQ SMALL COMPANY INDEX
----------------------
0.50% Unit value, beginning of period (k) ...................    $  11.82            --            --            --      --
0.50% Unit value, end of period (k) .........................    $  11.22            --            --            --      --
0.95% Unit value, beginning of period (g) ...................    $  11.57      $   9.67            --            --      --
0.95% Unit value, end of period (g) .........................    $  11.07      $  11.57            --            --      --
1.20% Unit value, beginning of period (c) ...................    $  11.51      $   9.65      $  10.00            --      --
1.20% Unit value, end of period (c) .........................    $  10.99      $  11.51      $   9.65            --      --
1.35% Unit value, beginning of period (c) ...................    $  11.48      $   9.64      $  10.00            --      --
1.35% Unit value, end of period (c) .........................    $  10.94      $  11.48      $   9.64            --      --
1.55% Unit value, beginning of period (h) ...................    $  13.18            --            --            --      --
1.55% Unit value, end of period (h) .........................    $  10.87            --            --            --      --
1.60% Unit value, beginning of period (c) ...................    $  11.42      $   9.61      $  10.00            --      --
1.60% Unit value, end of period (c) .........................    $  10.86      $  11.42      $   9.61            --      --

Number of units outstanding, end of period (000's):
 0.50% ......................................................          --            --            --            --      --
 0.95% ......................................................          10            --            --            --      --
 1.20% ......................................................          18            18            18            --      --
 1.35% ......................................................       3,340         2,922         1,610            --      --
 1.55% ......................................................         270            --            --            --      --
 1.60% ......................................................       1,382           522           211            --      --

FI MID CAP
----------
0.50% Unit value, beginning of period (k) ...................    $   9.96            --            --            --      --
0.50% Unit value, end of period (k) .........................    $  10.03            --            --            --      --
0.95% Unit value, beginning of period (j) ...................    $  10.00            --            --            --      --
0.95% Unit value, end of period (j) .........................    $  10.01            --            --            --      --
1.20% Unit value, beginning of period (j) ...................    $  10.00            --            --            --      --
1.20% Unit value, end of period (j) .........................    $  10.00            --            --            --      --
1.35% Unit value, beginning of period (j) ...................    $  10.00            --            --            --      --
1.35% Unit value, end of period (j) .........................    $  10.00            --            --            --      --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on December 31, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 1, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                                YEARS ENDED DECEMBER 31,
                                                                --------------------------------------------------------
                                                                    2000          1999          1998       1997     1996
                                                                -----------   -----------   -----------   ------   -----
FI MID CAP (CONCLUDED)
----------------------
1.55% Unit value, beginning of period (j) ...................     $ 10.00            --            --     --       --
1.55% Unit value, end of period (j) .........................     $  9.99            --            --     --       --
1.60% Unit value, beginning of period (j) ...................     $ 10.00            --            --     --       --
1.60% Unit value, end of period (j) .........................     $  9.99            --            --     --       --

Number of units outstanding, end of period (000's):
 0.50% ......................................................          --            --            --     --       --
 0.95% ......................................................           3            --            --     --       --
 1.20% ......................................................           7            --            --     --       --
 1.35% ......................................................         638            --            --     --       --
 1.55% ......................................................         609            --            --     --       --
 1.60% ......................................................         617            --            --     --       --

FI SMALL/MID CAP VALUE
----------------------
0.50% Unit value, beginning of period (k) ...................     $ 10.37            --            --     --       --
0.50% Unit value, end of period (k) .........................     $ 11.27            --            --     --       --
0.95% Unit value, beginning of period (j) ...................     $ 10.24            --            --     --       --
0.95% Unit value, end of period (j) .........................     $ 11.08            --            --     --       --
1.20% Unit value, beginning of period (j) ...................     $ 10.16            --            --     --       --
1.20% Unit value, end of period (j) .........................     $ 10.98            --            --     --       --
1.35% Unit value, beginning of period (j) ...................     $ 10.10            --            --     --       --
1.35% Unit value, end of period (j) .........................     $ 10.92            --            --     --       --
1.55% Unit value, beginning of period (j) ...................     $ 10.04            --            --     --       --
1.55% Unit value, end of period (j) .........................     $ 10.84            --            --     --       --
1.60% Unit value, beginning of period (j) ...................     $ 10.02            --            --     --       --
1.60% Unit value, end of period (j) .........................     $ 10.82            --            --     --       --

Number of units outstanding, end of period (000's):
 0.50% ......................................................          --            --            --     --       --
 0.95% ......................................................          --            --            --     --       --
 1.20% ......................................................           9            --            --     --       --
 1.35% ......................................................         223            --            --     --       --
 1.55% ......................................................         198            --            --     --       --
 1.60% ......................................................         251            --            --     --       --

J.P. MORGAN CORE BOND
---------------------
0.50% Unit value, beginning of period (k) ...................     $ 11.28            --            --     --       --
0.50% Unit value, end of period (k) .........................     $ 11.78            --            --     --       --
0.95% Unit value, beginning of period (g) ...................     $ 10.53       $ 10.58            --     --       --
0.95% Unit value, end of period (g) .........................     $ 11.62       $ 10.53            --     --       --
1.20% Unit value, beginning of period (c) ...................     $ 10.47       $ 10.77       $ 10.00     --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on December 31, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 1, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                                YEARS ENDED DECEMBER 31,
                                                                --------------------------------------------------------
                                                                    2000          1999          1998       1997     1996
                                                                -----------   -----------   -----------   ------   -----
J.P. MORGAN CORE BOND (CONCLUDED)
---------------------------------
1.20% Unit value, end of period (c) .........................    $  11.54      $  10.47       $ 10.77     --       --
1.35% Unit value, beginning of period (c) ...................    $  10.44      $  10.76       $ 10.00     --       --
1.35% Unit value, end of period (c) .........................    $  11.48      $  10.44       $ 10.76     --       --
1.55% Unit value, beginning of period (h) ...................    $  10.46            --            --     --       --
1.55% Unit value, end of period (h) .........................    $  11.41            --            --     --       --
1.60% Unit value, beginning of period (c) ...................    $  10.39      $  10.73       $ 10.00     --       --
1.60% Unit value, end of period (c) .........................    $  11.40      $  10.39       $ 10.73     --       --

Number of units outstanding, end of period (000's):
 0.50% ......................................................          --            --            --     --       --
 0.95% ......................................................          34            --            --     --       --
 1.20% ......................................................         141           139            98     --       --
 1.35% ......................................................      13,606        12,838         8,661     --       --
 1.55% ......................................................       1,427            --            --     --       --
 1.60% ......................................................       5,112         2,026           379     --       --

LAZARD LARGE CAP VALUE
----------------------
0.50% Unit value, beginning of period (k) ...................    $  11.89            --            --     --       --
0.50% Unit value, end of period (k) .........................    $  12.01            --            --     --       --
0.95% Unit value, beginning of period (g) ...................    $  12.20      $  11.76            --     --       --
0.95% Unit value, end of period (g) .........................    $  11.84      $  12.20            --     --       --
1.20% Unit value, beginning of period (c) ...................    $  12.13      $  11.86       $ 10.00     --       --
1.20% Unit value, end of period (c) .........................    $  11.75      $  12.13       $ 11.86     --       --
1.35% Unit value, beginning of period (c) ...................    $  12.10      $  11.84       $ 10.00     --       --
1.35% Unit value, end of period (c) .........................    $  11.70      $  12.10       $ 11.84     --       --
1.55% Unit value, beginning of period (h) ...................    $  11.22            --            --     --       --
1.55% Unit value, end of period (h) .........................    $  11.63            --            --     --       --
1.60% Unit value, beginning of period (c) ...................    $  12.04      $  11.81       $ 10.00     --       --
1.60% Unit value, end of period (c) .........................    $  11.61      $  12.04       $ 11.81     --       --

Number of units outstanding, end of period (000's):
 0.50% ......................................................          --            --            --     --       --
 0.95% ......................................................          11            --            --     --       --
 1.20% ......................................................          54            46            22     --       --
 1.35% ......................................................      10,105         9,428         5,696     --       --
 1.55% ......................................................       1,119            --            --     --       --
 1.60% ......................................................       3,700         1,532           315     --       --

LAZARD SMALL CAP VALUE
----------------------
0.50% Unit value, beginning of period (k) ...................    $  10.26            --            --     --       --
0.50% Unit value, end of period (k) .........................    $  11.04            --            --     --       --
0.95% Unit value, beginning of period (g) ...................    $   9.28      $   9.08            --     --       --
0.95% Unit value, end of period (g) .........................    $  10.89      $   9.28            --     --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on December 31, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 1, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                                 YEARS ENDED DECEMBER 31,
                                                                ----------------------------------------------------------
                                                                   2000         1999          1998         1997       1996
                                                                ----------   ----------   -----------   ----------   -----
LAZARD SMALL CAP VALUE (CONCLUDED)
----------------------------------
1.20% Unit value, beginning of period (c) ...................    $  9.23      $  9.18       $ 10.00           --     --
1.20% Unit value, end of period (c) .........................    $ 10.81      $  9.23       $  9.18           --     --
1.35% Unit value, beginning of period (c) ...................    $  9.20      $  9.17       $ 10.00           --     --
1.35% Unit value, end of period (c) .........................    $ 10.76      $  9.20       $  9.17           --     --
1.55% Unit value, beginning of period (h) ...................    $  9.00           --            --           --     --
1.55% Unit value, end of period (h) .........................    $ 10.69           --            --           --     --
1.60% Unit value, beginning of period (c) ...................    $  9.15      $  9.14       $ 10.00           --     --
1.60% Unit value, end of period (c) .........................    $ 10.68      $  9.15       $  9.14           --     --

Number of units outstanding, end of period (000's):
 0.50% ......................................................         --           --            --           --     --
 0.95% ......................................................          9           --            --           --     --
 1.20% ......................................................         41           20            26           --     --
 1.35% ......................................................      7,215        6,774         4,733           --     --
 1.55% ......................................................        588           --            --           --     --
 1.60% ......................................................      2,109           88           344           --     --

MERCURY BASIC VALUE EQUITY
--------------------------
0.95% Unit value, beginning of period (g) ...................    $ 15.14      $ 14.16            --           --     --
0.95% Unit value, end of period (g) .........................    $ 16.77      $ 15.14            --           --     --
1.35% Unit value, beginning of period (a) ...................    $ 14.98      $ 12.76       $ 11.60      $  9.99     --
1.35% Unit value, end of period (a) .........................    $ 16.52      $ 14.98       $ 12.76      $ 11.60     --
1.55% Unit value, beginning of period (h) ...................    $ 13.67           --            --           --     --
1.55% Unit value, end of period (h) .........................    $ 16.40           --            --           --     --
1.60% Unit value, beginning of period (b) ...................    $ 14.88      $ 12.71       $ 11.58      $ 12.15     --
1.60% Unit value, end of period (b) .........................    $ 16.37      $ 14.88       $ 12.71      $ 11.58     --

Number of units outstanding, end of period (000's):
 0.95% ......................................................         --           --            --           --     --
 1.35% ......................................................      5,888        5,766         4,389        1,182     --
 1.55% ......................................................        299           --            --           --     --
 1.60% ......................................................      1,079          173            --           --     --

MERCURY WORLD STRATEGY
----------------------
0.95% Unit value, beginning of period (g) ...................    $ 13.23      $ 11.46            --           --     --
0.95% Unit value, end of period (g) .........................    $ 11.61      $ 13.23            --           --     --
1.35% Unit value, beginning of period (a) ...................    $ 13.09      $ 10.94       $ 10.38      $ 10.00     --
1.35% Unit value, end of period (a) .........................    $ 11.44      $ 13.09       $ 10.94      $ 10.38     --
1.55% Unit value, beginning of period (h) ...................    $ 13.10           --            --           --     --
1.55% Unit value, end of period (h) .........................    $ 11.35           --            --           --     --
1.60% Unit value, beginning of period (b) ...................    $ 13.00      $ 10.89       $ 10.36      $ 11.13     --
1.60% Unit value, end of period (b) .........................    $ 11.33      $ 13.00       $ 10.89      $ 10.36     --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on December 31, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 1, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                                  YEARS ENDED DECEMBER 31,
                                                                -------------------------------------------------------------
                                                                    2000          1999          1998          1997       1996
                                                                -----------   -----------   -----------   -----------   -----
MERCURY WORLD STRATEGY (CONCLUDED)
----------------------------------
Number of units outstanding, end of period (000's):
 0.95% ......................................................          --            --            --            --      --
 1.35% ......................................................         626           615           717           306      --
 1.55% ......................................................          59            --            --            --      --
 1.60% ......................................................         172            19            --            --      --

MFS EMERGING GROWTH COMPANIES
-----------------------------
0.50% Unit value, beginning of period (k) ...................    $  27.90            --            --            --      --
0.50% Unit value, end of period (k) .........................    $  22.79            --            --            --      --
0.95% Unit value, beginning of period (g) ...................    $  27.88      $  18.30            --            --      --
0.95% Unit value, end of period (g) .........................    $  22.48      $  27.88            --            --      --
1.20% Unit value, beginning of period (a) ...................    $  27.70      $  16.14       $ 12.14       $ 10.00      --
1.20% Unit value, end of period (a) .........................    $  22.21      $  27.70       $ 16.14       $ 12.14      --
1.35% Unit value, beginning of period (a) ...................    $  27.59      $  16.10       $ 12.13       $ 10.00      --
1.35% Unit value, end of period (a) .........................    $  22.09      $  27.59       $ 16.10       $ 12.13      --
1.55% Unit value, beginning of period (h) ...................    $  31.48            --            --            --      --
1.55% Unit value, end of period (h) .........................    $  21.92            --            --            --      --
1.60% Unit value, beginning of period (b) ...................    $  27.40      $  16.03       $ 12.11       $ 12.60      --
1.60% Unit value, end of period (b) .........................    $  21.88      $  27.40       $ 16.03       $ 12.11      --

Number of units outstanding, end of period (000's):
 0.50% ......................................................          --            --            --            --      --
 0.95% ......................................................          35            --            --            --
 1.20% ......................................................         214           227           176           149      --
 1.35% ......................................................      16,073        13,671         9,117         3,327      --
 1.55% ......................................................       2,112            --            --            --      --
 1.60% ......................................................       5,759         1,680           200             2      --

MFS GROWTH WITH INCOME
----------------------
0.50% Unit value, beginning of period (k) ...................    $  11.03            --            --            --      --
0.50% Unit value, end of period (k) .........................    $  10.69            --            --            --      --
0.95% Unit value, beginning of period (g) ...................    $  10.77      $   9.75            --            --      --
0.95% Unit value, end of period (g) .........................    $  10.59      $  10.77            --            --      --
1.20% Unit value, beginning of period (e) ...................    $  10.74      $  10.00            --            --      --
1.20% Unit value, end of period (e) .........................    $  10.54      $  10.74            --            --      --
1.35% Unit value, beginning of period (e) ...................    $  10.72      $  10.00            --            --      --
1.35% Unit value, end of period (e) .........................    $  10.51      $  10.72            --            --      --
1.55% Unit value, beginning of period (h) ...................    $  10.07            --            --            --      --
1.55% Unit value, end of period (h) .........................    $  10.47            --            --            --      --
1.60% Unit value, beginning of period (e) ...................    $  10.70      $  10.00            --            --      --
1.60% Unit value, end of period (e) .........................    $  10.45      $  10.70            --            --      --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on December 31, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 1, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                                  YEARS ENDED DECEMBER 31,
                                                                -------------------------------------------------------------
                                                                    2000          1999          1998          1997       1996
                                                                -----------   -----------   -----------   -----------   -----
MFS GROWTH WITH INCOME (CONCLUDED)
----------------------------------
Number of units outstanding, end of period (000's):
 0.50% ......................................................          --            --            --            --      --
 0.95% ......................................................           2            --            --            --      --
 1.20% ......................................................          42            31            --            --      --
 1.35% ......................................................       8,940         6,033            --            --      --
 1.55% ......................................................       2,262            --            --            --      --
 1.60% ......................................................       7,052         2,906            --            --      --

MFS RESEARCH
------------
0.50% Unit value, beginning of period (k) ...................    $  18.77            --            --            --      --
0.50% Unit value, end of period (k) .........................    $  16.49            --            --            --      --
0.95% Unit value, beginning of period (g) ...................    $  17.29      $  14.40            --            --      --
0.95% Unit value, end of period (g) .........................    $  16.22      $  17.29            --            --      --
1.20% Unit value, beginning of period (a) ...................    $  17.17      $  14.12      $  11.51       $ 10.00      --
1.20% Unit value, end of period (a) .........................    $  16.07      $  17.17      $  14.12       $ 11.51      --
1.35% Unit value, beginning of period (a) ...................    $  17.10      $  14.08      $  11.50       $ 10.00      --
1.35% Unit value, end of period (a) .........................    $  15.98      $  17.10      $  14.08       $ 11.50      --
1.55% Unit value, beginning of period (h) ...................    $  17.38            --            --            --      --
1.55% Unit value, end of period (h) .........................    $  15.87            --            --            --      --
1.60% Unit value, beginning of period (b) ...................    $  16.99      $  14.02      $  11.48       $ 11.77      --
1.60% Unit value, end of period (b) .........................    $  15.84      $  16.99      $  14.02       $ 11.48      --

Number of units outstanding, end of period (000's):
 0.50% ......................................................          --            --            --            --      --
 0.95% ......................................................          34            --            --            --      --
 1.20% ......................................................         314           332           356           263      --
 1.35% ......................................................      20,402        19,251        14,913         5,257      --
 1.55% ......................................................       2,075            --            --            --      --
 1.60% ......................................................       5,917         1,725           410             1      --

MORGAN STANLEY EMERGING MARKETS EQUITY
--------------------------------------
0.50% Unit value, beginning of period (k) ...................    $   8.41            --            --            --      --
0.50% Unit value, end of period (k) .........................    $   6.72            --            --            --      --
0.95% Unit value, beginning of period (g) ...................    $  11.15      $   7.54            --            --      --
0.95% Unit value, end of period (g) .........................    $   6.62      $  11.15            --            --      --
1.20% Unit value, beginning of period (c) ...................    $  11.08      $   5.73      $   7.95            --      --
1.20% Unit value, end of period (c) .........................    $   6.56      $  11.08      $   5.73            --      --
1.35% Unit value, beginning of period (c) ...................    $  11.04      $   5.72      $   7.94            --      --
1.35% Unit value, end of period (c) .........................    $   6.53      $  11.04      $   5.72            --      --
1.55% Unit value, beginning of period (h) ...................    $  11.75            --            --            --      --
1.55% Unit value, end of period (h) .........................    $   6.49            --            --            --      --
1.60% Unit value, beginning of period (c) ...................    $  10.97      $   5.70      $   7.93            --      --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on December 31, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 1, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Accumulation Unit Values (Concluded)


   Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                                      YEARS ENDED DECEMBER 31,
                                                                           ----------------------------------------------
                                                                              2000        1999       1998     1997   1996
                                                                           ---------- ----------- ---------- ------ -----
MORGAN STANLEY EMERGING MARKETS EQUITY (CONCLUDED)
--------------------------------------------------
1.60% Unit value, end of period (c) ...................................... $6.47      $ 10.97     $ 5.70     --     --

Number of units outstanding, end of period (000's):
 0.50% ...................................................................    --          --         --      --     --
 0.95% ...................................................................     8          --         --      --     --
 1.20% ...................................................................    55          52         16      --     --
 1.35% ................................................................... 4,990       3,859      1,805      --     --
 1.55% ...................................................................   881          --         --      --     --
 1.60% ................................................................... 2,958         962        203      --     --


----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on December 31, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 1, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2000


7. Subsequent Events

   On September 20, 2000 the Board of Trustees of EQAT approved the substitution of the EQ/Balanced Portfolio for shares of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio and Mercury World Strategy Portfolio ("substitution"). For accounting purposes EQ/Balanced Portfolio will be the surviving Portfolio. It is anticipated the substitution transaction will occur on or about May 18, 2001.

   Effective March 1, 2001 the Lazard Large Cap Portfolio changed its name to the EQ/Bernstein Diversified Value Portfolio ("Bernstein"). On January 19, 2001, the Board of Trustees of EQAT approved a proposed Agreement and Plan of Reorganization ("Reorganization"). The Reorganization contemplates the transfer of all assets of the T. Rowe Price Equity Income Portfolio ("Price Portfolio") to the Bernstein Portfolio and the assumption by the Bernstein Portfolio of all the liabilities of the Price Portfolio in exchange for the liabilities of the Price Portfolio. The Reorganization provides the complete liquidation of the Price Portfolio.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2000 and December 31, 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York

February 5, 2001

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2000 AND 1999

                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

ASSETS
Investments:

  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    16,251.4        $    18,599.7
    Held to maturity, at amortized cost.....................................           204.6                133.2
  Mortgage loans on real estate.............................................         3,130.8              3,270.0
  Equity real estate........................................................           975.5              1,160.2
  Policy loans..............................................................         2,476.9              2,257.3
  Other equity investments..................................................         2,392.8                671.2
  Investment in and loans to affiliates.....................................             -                1,201.8
  Other invested assets.....................................................           762.5                911.6
                                                                              -----------------    -----------------
      Total investments.....................................................        26,194.5             28,205.0
Cash and cash equivalents...................................................         2,022.1                628.0
Cash and securities segregated, at estimated fair value.....................         1,306.3                  -
Broker-dealer related receivables...........................................         1,900.3                521.3
Deferred policy acquisition costs...........................................         4,429.1              4,033.0
Intangible assets, net......................................................         3,525.8                114.5
Amounts due from reinsurers.................................................         1,989.2                881.5
Other assets................................................................         3,594.3              2,351.0
Closed Block assets.........................................................         8,659.0              8,607.3
Separate Accounts assets....................................................        51,705.9             54,453.9
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................   $   105,326.5        $    99,795.5
                                                                              =================    =================

LIABILITIES

Policyholders' account balances.............................................   $    19,866.4        $    21,351.4
Future policy benefits and other policyholders liabilities..................         4,920.4              4,777.6
Broker-dealer related payables..............................................         1,283.0                319.3
Customers related payables..................................................         1,636.9                  -
Amounts due to reinsurers...................................................           730.3                682.5
Short-term and long-term debt...............................................         1,630.1              1,407.9
Federal income taxes payable................................................         1,988.2                496.0
Other liabilities...........................................................         1,642.1              1,379.0
Closed Block liabilities....................................................         9,050.2              9,025.0
Separate Accounts liabilities...............................................        51,632.1             54,332.5
Minority interest in equity of consolidated subsidiaries....................         1,820.4                256.8
Minority interest subject to redemption rights..............................           681.1                  -
                                                                              -----------------    -----------------
      Total liabilities.....................................................        96,881.2             94,028.0
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 11, 13, 14, 15 and 16)

SHAREHOLDER'S EQUITY

Common stock, $1.25 par value, 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         4,723.8              3,557.2
Retained earnings...........................................................         3,706.2              2,600.7
Accumulated other comprehensive income (loss)...............................            12.8               (392.9)
                                                                              -----------------    -----------------
      Total shareholder's equity............................................         8,445.3              5,767.5
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................   $   105,326.5        $    99,795.5
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES

Universal life and investment-type product policy fee
  income......................................................   $    1,413.3       $     1,257.5      $     1,056.2
Premiums......................................................          579.9               558.2              588.1
Net investment income.........................................        2,173.2             2,240.9            2,228.1
Gain on sale of equity investee...............................        1,962.0                 -                  -
Investment (losses) gains, net................................         (756.0)              (96.9)             100.2
Commissions, fees and other income............................        2,731.1             2,177.9            1,503.0
Contribution from the Closed Block............................           92.7                86.4               87.1
                                                                -----------------  -----------------  -----------------

      Total revenues..........................................        8,196.2             6,224.0            5,562.7
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS

Interest credited to policyholders' account balances..........        1,034.3             1,078.2            1,153.0
Policyholders' benefits.......................................        1,049.3             1,038.6            1,024.7
Compensation and benefits.....................................        1,081.2             1,010.6              772.0
Commissions...................................................          779.2               549.5              478.1
Distribution plan payments....................................          476.0               346.6              266.4
Amortization of deferred sales commissions....................          219.7               163.9              108.9
Interest expense..............................................          116.3                93.0              110.7
Amortization of deferred policy acquisition costs.............          294.5               314.5              292.7
Capitalization of deferred policy acquisition costs...........         (778.1)             (709.9)            (609.1)
Writedown of deferred policy acquisition costs................            -                 131.7                -
Rent expense..................................................          146.4               113.9              100.0
Expenses related to AXA's minority interest acquisition
   of the Holding Company.....................................          493.9                 -                  -
Other operating costs and expenses............................          698.0               783.5              681.5
                                                                -----------------  -----------------  -----------------

      Total benefits and other deductions.....................        5,610.7             4,914.1            4,378.9
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        2,585.5             1,309.9            1,183.8
Federal income taxes..........................................         (958.3)             (332.0)            (353.1)
Minority interest in net income of consolidated subsidiaries..         (330.3)             (199.4)            (125.2)
                                                                -----------------  -----------------  -----------------
Earnings from continuing operations...........................        1,296.9               778.5              705.5
Earnings from discontinued operations, net of Federal
   income taxes...............................................           58.6                28.1                2.7
                                                                -----------------  -----------------  -----------------

Net Earnings..................................................   $    1,355.5       $       806.6      $       708.2
                                                                =================  =================  =================








                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998



                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning of year.............        3,557.2             3,110.2            3,105.8
Capital contributions.........................................        1,166.6               447.0                4.4
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, end of year...................        4,723.8             3,557.2            3,110.2
                                                                -----------------  -----------------  -----------------

Retained earnings, beginning of year..........................        2,600.7             1,944.1            1,235.9
Net earnings..................................................        1,355.5               806.6              708.2
Dividends paid to AXA Financial...............................         (250.0)             (150.0)               -
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................        3,706.2             2,600.7            1,944.1
                                                                -----------------  -----------------  -----------------

Accumulated other comprehensive (loss) income,
  beginning of year...........................................         (392.9)              355.8              516.3
Other comprehensive income (loss).............................          405.7              (748.7)            (160.5)
                                                                -----------------  -----------------  -----------------
Accumulated other comprehensive income (loss), end of year....           12.8              (392.9)             355.8
                                                                -----------------  -----------------  -----------------

Total Shareholder's Equity, End of Year.......................   $    8,445.3       $     5,767.5      $     5,412.6
                                                                =================  =================  =================

COMPREHENSIVE INCOME

Net earnings..................................................   $    1,355.5       $       806.6      $       708.2
                                                                -----------------  -----------------  -----------------
Change in unrealized gains (losses), net of reclassification
   adjustments................................................          405.7              (776.9)            (149.5)
Minimum pension liability adjustment..........................            -                  28.2              (11.0)
                                                                -----------------  -----------------  -----------------
Other comprehensive income (loss).............................          405.7              (748.7)            (160.5)
                                                                -----------------  -----------------  -----------------
Comprehensive Income..........................................   $    1,761.2       $        57.9      $       547.7
                                                                =================  =================  =================























                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Net earnings..................................................   $    1,355.5       $       806.6      $       708.2
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,034.3             1,078.2            1,153.0
  Universal life and investment-type product
    policy fee income.........................................       (1,413.3)           (1,257.5)          (1,056.2)
  Investment losses (gains)...................................          756.0                96.9             (100.2)
  Net change in broker-dealer and customer related
    receivables/payables......................................         (422.9)             (119.9)             (17.5)
  Gain on sale of equity investee.............................       (1,962.0)                -                  -
  Change in Federal income tax payable........................        2,078.4               157.4              123.1
  Change in future policy benefits............................         (850.6)               22.8               66.8
  Change in property and equipment............................         (321.0)             (256.3)             (81.8)
  Change in deferred acquisition costs........................         (476.9)             (260.7)            (314.0)
  Expenses related to AXA's acquisition
    of the Holding Company's minority interest................          493.9                 -                  -
  Purchase of segregated cash and securities, net.............         (610.4)                -                  -
  Other, net..................................................         (560.8)              (71.7)              21.6
                                                                -----------------  -----------------  -----------------

Net cash (used) provided by operating activities..............          (54.0)              195.8              503.0
                                                                -----------------  -----------------  -----------------

Cash flows from investing activities:

  Maturities and repayments...................................        2,091.0             2,019.0            2,289.0
  Sales.......................................................        7,810.2             7,572.9           16,972.1
  Purchases...................................................       (8,895.1)          (10,737.3)         (18,578.5)
  Decrease (increase) in short-term investments...............          142.6              (178.3)             102.4
  Decrease in loans to discontinued operations................            -                   -                660.0
  Sale of equity investee.....................................        1,580.6                 -                  -
  Subsidiary acquisition .....................................       (1,480.0)                -                  -
  Other, net..................................................         (164.5)             (134.8)            (341.8)
                                                                -----------------  -----------------  -----------------

Net cash provided (used) by investing activities..............        1,084.8            (1,458.5)           1,103.2
                                                                -----------------  -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................        2,659.9             2,366.2            1,508.1
    Withdrawals and transfers to Separate Accounts............       (3,887.7)           (1,765.8)          (1,724.6)
  Net increase (decrease) in short-term financings............          225.2               378.2             (243.5)
  Repayments of long-term debt................................            -                 (41.3)             (24.5)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................            -                   -                (87.2)
  Proceeds from newly issued Alliance Units...................        1,600.0                 -                  -
  Dividends paid to AXA Financial.............................         (250.0)             (150.0)               -
  Other, net..................................................           15.9              (142.1)             (89.5)
                                                                -----------------  -----------------  -----------------

Net cash provided (used) by financing activities..............          363.3               645.2             (661.2)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................        1,394.1              (617.5)             945.0
Cash and cash equivalents, beginning of year..................          628.0             1,245.5              300.5
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    2,022.1       $       628.0      $     1,245.5
                                                                =================  =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                    CONTINUED

                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information
  Interest Paid...............................................   $       97.0       $        92.2      $       130.7
                                                                =================  =================  =================
  Income Taxes Paid...........................................   $      358.2       $       116.5      $       254.3
                                                                =================  =================  =================









































                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

 1)     ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance"), and, through November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate which was sold. On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. Equitable Life continues to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution and its subsidiaries provide financial planning services, distribute products and manage customer relationships. In February 2000, Equitable Life transferred AXA Network, LLC ("AXA Network") to AXA Distribution, an indirect wholly owned subsidiary of the Holding Company for $8.7 million. The excess of sales price over AXA Network's book value has been recorded in Equitable Life's financial statements as a capital contribution.

        In October 2000, Alliance acquired substantially all of the assets and liabilities of Sanford C. Bernstein Inc. ("Bernstein") for an aggregate current value of approximately $3.50 billion ($1.48 billion in cash and 40.8 million newly issued Alliance units). The Holding Company provided Alliance with the cash portion of the consideration by purchasing approximately 32.6 million newly issued Alliance Units for $1.60 billion in June 2000. Equitable Life and, collectively with its consolidated subsidiaries (the "Company"), recorded a non-cash gain of $416.2 million (net of related Federal income tax of $224.1 million) related to the Holding Company's purchase of Alliance Units which is reflected as an addition to capital in excess of par value. The acquisition was accounted for under the purchase method with the results of Bernstein included in the consolidated financial statements from the acquisition date. The excess of the purchase price over the fair value of net assets acquired resulted in the recognition of goodwill and intangible assets of approximately $3.40 billion and is being amortized over an estimated overall 20 year life. In connection with the issuance of Alliance Units to former Bernstein shareholders, the Company recorded a non-cash gain of $393.5 million (net of related Federal income tax of $211.9 million) which is reflected as an addition to capital in excess of par value. The Company's consolidated economic interest in Alliance was 39.43% at December 31, 2000. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance. Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in Alliance, the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units").

        AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In October 2000, the Board of Directors of the Holding Company, acting upon a unanimous recommendation of a special committee of independent directors, approved an agreement with AXA for the acquisition of the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. Under terms of the agreement, the minority shareholders of the Holding Company would receive $35.75 in cash and 0.295 of an AXA American Depositary Share ("ADS") for each Holding Company share. When the tender offer expired on December 29, 2000, approximately 148.1 million shares of Common Stock had been acquired by AXA and its wholly owned subsidiary, AXA Merger Corp. On January 2, 2001, AXA Merger Corp. was merged with and into the Holding Company, resulting in the Holding Company becoming a wholly owned subsidiary of AXA.

 2)     SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control or a majority economic interest. The Company's investment in DLJ was reported on the equity basis of accounting. Closed Block assets, liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 7). Unless specifically stated, all other footnote disclosures contained herein exclude the Closed Block related amounts.

        All significant intercompany transactions and balances except those with the Closed Block, DLJ and discontinued operations (see Note 8) have been eliminated in consolidation. The years "2000," "1999" and "1998" refer to the years ended December 31, 2000, 1999 and 1998, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 2000 presentation.

        Closed Block
        ------------

        When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations
        -----------------------

        In 1991, management discontinued the business of certain pension operations ("Discontinued Operations"). Discontinued Operations at December 31, 2000 principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2000 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

        New Accounting Pronouncements
        -----------------------------

        As required beginning January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended, that establishes new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. As further described and quantified in Note 13, the only free-standing derivative instruments maintained by the Company at January 1, 2001 were interest rate caps, floors and collars intended to hedge crediting rates on interest-sensitive individual annuities contracts. However, based upon guidance from the Financial Accounting Standards Board ("FASB") and the Derivatives Implementation Group ("DIG"), these contracts cannot be designated in a qualifying hedging relationship under FAS 133 and, consequently, require mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. With respect to adoption of the requirements on embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments acquired, issued, or substantively modified on or before that date. As a consequence of this election, coupled with recent interpretive guidance from the FASB and the DIG with respect to issues specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives did not have a material impact on the Company's consolidated financial position or earnings.

        In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of SFAS No. 125". SFAS No. 140 specifies the accounting and reporting requirements for securitizations and other transfers of financial assets and collateral, the recognition and measurement of servicing assets and liabilities and the extinguishment of liabilities. SFAS No. 140 is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001 and is to be applied prospectively with certain exceptions. This statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. Adoption of the new requirements is not expected to have a significant impact on the Company's consolidated financial position or earnings.

        In December 2000, the American Institute of Certified Public Accountants (the "AICPA") issued Statement of Position ("SOP") 00-3, "Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts". Since Equitable Life's July 1992 demutualization occurred before December 31, 2000, SOP 00-3 should be applied retroactively through restatement or reclassification, as appropriate, of all previously issued financial statements no later than the end of the fiscal year that begins after December 15, 2000. However, if implementation is impracticable because the demutualization occurred many years prior to January 1, 2001 no retroactive restatement is required. The Company has determined it is not practicable to produce an actuarial calculation as of the July 1992 demutualization date. Therefore, SOP 00-3 will be adopted prospectively as of January 1, 2001 with no financial impact associated with its initial implementation. However, future earnings will be affected to the extent actual Closed Block earnings exceed those assumed at January 1, 2001. Additionally, the presentation of all previously issued financial statements will be revised to include Closed Block assets and liabilities on a line-by-line basis as required by SOP 00-3.

        In December 1999, the staff of the Securities and Exchange Commission (the "SEC") issued Staff Accounting Bulletin ("SAB") No. 101, "Revenue Recognition in Financial Statements," which was effective fourth quarter 2000. SAB No. 101 addresses revenue recognition issues; its implementation did not have a material impact on the Company's consolidated financial position or earnings.

        Investments
        -----------

        Fixed maturities identified as available for sale are reported at estimated fair value. Those fixed maturities which the Company has both the ability and the intent to hold to maturity, are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company has control or a majority economic interest (that is, greater than 50% of the economic return generated by the entity) are consolidated; those in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities includes common stock classified as both trading and available for sale securities and non-redeemable preferred stock; they are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net
        and Unrealized Investment Gains (Losses)
        ------------------------------------------------------

        Net investment income and realized investment gains (losses) related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Discontinued Operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Net investment income and investment gains (losses), net related to investment assets are collectively referred to as "investment results."

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        Deferred Policy Acquisition Costs
        ---------------------------------

        Acquisition costs, including commissions, underwriting, agency and policy issue expenses, all of which vary with and primarily are related to new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2000, the expected investment yield, excluding policy loans, was 7.6% over a 40 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        In second quarter 1999, management completed a study of the cash flows and liability characteristics of its insurance product lines as compared to the expected cash flows of the underlying assets. That analysis reflected an assessment of the potential impact on future operating cash flows from current economic conditions and trends, including rising interest rates and securities market volatility and the impact of increasing competitiveness within the insurance marketplace (evidenced, for example, by the proliferation of bonus annuity products) on in-force business. The review indicated that changes to the then-current invested asset allocation strategy were required to reposition assets with greater price volatility away from products with demand liquidity characteristics to support those products with lower liquidity needs. To implement these findings, the existing investment portfolio was reallocated, and prospective investment allocation targets were revised. The reallocation of the assets impacted investment results by product, thereby impacting the future gross margin estimates utilized in the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million) in 1999.

        Policyholders' Account Balances and Future Policy Benefits

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 8.15% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities for individual DI and major medical policies were $120.3 million and $948.4 million at December 31, 2000 and 1999, respectively. At December 31, 2000, $1,046.5 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement (see Note 14). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical are summarized as follows:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Incurred benefits related to current year..........  $        56.1       $      150.7       $      140.1
        Incurred benefits related to prior years...........           15.0               64.7               84.2
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        71.1       $      215.4       $      224.3
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        14.8       $       28.9       $       17.0
        Benefits paid related to prior years...............          106.0              189.8              155.4
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $       120.8       $      218.7       $      172.4
                                                            =================   ================   =================

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 2000, participating policies, including those in the Closed Block, represent approximately 20.8% ($41.1 billion) of directly written life insurance in force, net of amounts ceded.

        Separate Accounts
        -----------------

        Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. They are shown as separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 2000, 1999 and 1998, investment results of such Separate Accounts were $8,051.7 million, $6,045.5 million and $4,591.0 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Other Accounting Policies
        -------------------------

        In accordance with regulations of the SEC, securities with a fair value of $1.31 billion have been segregated in a special reserve bank custody account for the exclusive benefit of customers under Rule 15c-3-3 at December 31, 2000.

        Intangible assets consist principally of goodwill resulting from acquisitions and costs assigned to contracts of businesses acquired. Goodwill is being amortized on a straight-line basis over estimated useful lives ranging from twenty to forty years. Costs assigned to investment contracts of businesses acquired are being amortized on a straight-line basis over estimated useful lives of twenty years. Impairment of intangible assets is evaluated by comparing the undiscounted cash flows expected to be realized from those intangible assets to their recorded values, pursuant to SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of". If the expected future cash flows are less than the carrying value of intangible assets, an impairment loss is recognized for the difference between the carrying amount and the estimated fair value of those intangible assets.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the 40.8 million private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company has agreed to provide liquidity to these former Bernstein shareholders after a two-year period by allowing the 40.8 million Alliance Units to be sold to the Holding Company over the subsequent eight years but generally not more than 20% of such Units in any one annual period.

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and service fees are recorded as revenue as the related services are performed. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as a percentage of the related investment results over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized and amortized over periods not exceeding five and one-half years, the period of time during which deferred sales commissions are expected to be recovered from distribution plan payments received from those funds upon the redemption of their shares. Contingent deferred sales charges reduce unamortized deferred sales commissions when received. At December 31, 2000 and 1999, respectively, deferred sales commissions totaled $715.7 million and $604.7 million and are included with other assets.

        The Company accounts for its stock option plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 20 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation".

 3)     INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:


                                                                        GROSS               GROSS
                                                   AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                      COST              GAINS              LOSSES            FAIR VALUE
                                                -----------------  -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)

        DECEMBER 31, 2000
        Fixed Maturities:

          Available for Sale:
            Corporate..........................  $    12,481.0      $       241.5       $      298.9       $    12,423.6
            Mortgage-backed....................        2,215.1               19.2                7.8             2,226.5
            U.S. Treasury, government and
              agency securities................          938.1               40.2                 .5               977.8
            States and political subdivisions..          110.4                4.5                1.0               113.9
            Foreign governments................          177.4               17.3                5.2               189.5
            Redeemable preferred stock.........          315.5               13.4                8.7               320.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    16,237.5      $       336.1       $      322.1       $    16,251.4
                                                =================  =================   ================   =================

          Held to Maturity:  Corporate.........  $       204.6      $         6.0       $         .1       $       210.5
                                                =================  =================   ================   =================

        Equity Securities:
          Available for sale...................  $        22.0      $         1.7       $        4.7       $        19.0
          Trading securities...................        1,606.3                1.8               46.2             1,561.9
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $     1,628.3      $         3.5       $       50.9       $     1,580.9
                                                =================  =================   ================   =================


        December 31, 1999
        Fixed Maturities:

          Available for Sale:
            Corporate..........................  $    14,866.8      $       139.5       $      787.0       $    14,219.3
            Mortgage-backed....................        2,554.5                2.3               87.8             2,469.0
            U.S. Treasury, government and
              agency securities................        1,194.1               18.9               23.4             1,189.6
            States and political subdivisions..          110.0                1.4                4.9               106.5
            Foreign governments................          361.8               16.2               14.8               363.2
            Redeemable preferred stock.........          286.4                1.7               36.0               252.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    19,373.6      $       180.0       $      953.9       $    18,599.7
                                                =================  =================   ================   =================

          Held to Maturity:  Corporate.........  $       133.2      $         -         $        -         $       133.2
                                                =================  =================   ================   =================

        Equity Securities:
          Available for sale...................  $        25.5      $         1.5       $       17.8       $         9.2
          Trading securities...................            7.2                9.1                2.2                14.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $        32.7      $        10.6       $       20.0       $        23.3
                                                =================  =================   ================   =================


        For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2000 and 1999, securities without a readily ascertainable market value having an amortized cost of $2,820.2 million and $3,322.2 million, respectively, had estimated fair values of $2,838.2 million and $3,177.7 million, respectively.

        The contractual maturity of bonds at December 31, 2000 is shown below:


                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE

                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less................................................  $      568.2       $      568.2
        Due in years two through five..........................................       2,850.0            2,848.1
        Due in years six through ten...........................................       5,277.2            5,239.9
        Due after ten years....................................................       5,011.6            5,048.6
        Mortgage-backed securities.............................................       2,215.1            2,226.5
                                                                                ----------------   -----------------
        Total..................................................................  $   15,922.1       $   15,931.3
                                                                                ================   =================

        Corporate bonds held to maturity with an amortized cost and estimated fair value of $142.4 million are due from one to five years.

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2000, approximately 12% of the $16,126.6 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

        The Insurance Group holds equity in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2000 and 1999 were $811.9 million and $647.9 million, respectively.

        At December 31, 2000, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $60.3 million.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $92.9 million and $106.0 million at December 31, 2000 and 1999, respectively. Gross interest income on these loans included in net investment income aggregated $7.8 million, $8.2 million and $8.3 million in 2000, 1999 and 1998, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $8.7 million, $9.5 million and $10.3 million in 2000, 1999 and 1998, respectively.

        Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2000                 1999
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Impaired mortgage loans with provision for losses..................  $        144.2       $        142.4
        Impaired mortgage loans without provision for losses...............             1.8                  2.2
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           146.0                144.6
        Provision for losses...............................................           (37.0)               (23.0)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        109.0       $        121.6
                                                                            ===================  ===================

        During 2000, 1999 and 1998, respectively, the Company's average recorded investment in impaired mortgage loans was $138.8 million, $141.7 million and $161.3 million. Interest income recognized on these impaired mortgage loans totaled $10.4 million, $12.0 million and $12.3 million ($.5 million, $.0 million and $.9 million recognized on a cash basis) for 2000, 1999 and 1998, respectively.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2000 and 1999, the carrying value of equity real estate held for sale amounted to $526.3 million and $382.2 million, respectively. For 2000, 1999 and 1998, respectively, real estate of $.3 million, $20.5 million and $7.1 million was acquired in satisfaction of debt. At December 31, 2000 and 1999, the Company owned $322.3 million and $443.9 million, respectively, of real estate acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $208.8 million and $251.6 million at December 31, 2000 and 1999, respectively. Depreciation expense on real estate totaled $21.7 million, $21.8 million and $30.5 million for 2000, 1999 and 1998, respectively.

        Investment valuation allowances and changes thereto are shown below:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balances, beginning of year........................  $       148.6       $      230.6       $      384.5
        Additions charged to income........................           53.7               68.2               86.2
        Deductions for writedowns and
          asset dispositions...............................         (102.4)            (150.2)            (240.1)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $        99.9       $      148.6       $      230.6
                                                            =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        41.4       $       27.5       $       34.3
          Equity real estate...............................           58.5              121.1              196.3
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        99.9       $      148.6       $      230.6
                                                            =================   ================   =================

 4)     JOINT VENTURES AND PARTNERSHIPS

        Summarized combined financial information for unconsolidated real estate joint ventures (14 individual ventures at both December 31, 2000 and 1999) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater, follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       730.1      $       861.1
        Investments in securities, generally at estimated fair value...........          226.6              262.0
        Cash and cash equivalents..............................................           43.9               68.4
        Other assets...........................................................           65.5              232.5
                                                                                ----------------   -----------------
        Total Assets...........................................................  $     1,066.1      $     1,424.0
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       249.9      $       354.2
        Borrowed funds - AXA Financial.........................................           12.9               28.9
        Other liabilities......................................................           26.3              191.2
                                                                                ----------------   -----------------
        Total liabilities......................................................          289.1              574.3
                                                                                ----------------   -----------------

        Partners' capital......................................................          777.0              849.7
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $     1,066.1      $     1,424.0
                                                                                ================   =================

        Equity in partners' capital included above.............................  $       272.3      $       298.5
        Equity in limited partnership interests not included above and other...          720.7              542.1
                                                                                ----------------   -----------------
        Carrying Value.........................................................  $       993.0      $       840.6
                                                                                ================   =================




                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $       187.1       $      180.5       $      246.1
        Revenues of other limited partnership interests....           16.5               85.0              128.9
        Interest expense - third party.....................          (32.5)             (26.6)             (33.3)
        Interest expense - AXA Financial...................           (2.0)              (2.5)              (2.6)
        Other expenses.....................................         (126.4)            (133.0)            (197.0)
                                                            -----------------   ----------------   -----------------
        Net Earnings.......................................  $        42.7       $      103.4       $      142.1
                                                            =================   ================   =================

        Equity in net earnings included above..............  $        17.7       $        9.4       $       44.4
        Equity in net earnings of limited partnership
          interests not included above.....................          216.3               77.1               37.9
                                                            -----------------   ----------------   -----------------
        Total Equity in Net Earnings.......................  $       234.0       $       86.5       $       82.3
                                                            =================   ================   =================

 5)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income follows:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $     1,439.2       $    1,499.8       $    1,489.0
        Mortgage loans on real estate......................          257.3              253.4              235.4
        Equity real estate.................................          191.6              250.2              356.1
        Other equity investments...........................          129.8              165.1               83.8
        Policy loans.......................................          156.7              143.8              144.9
        Other investment income............................          199.3              161.3              185.7
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,373.9            2,473.6            2,494.9

          Investment expenses..............................         (200.7)            (232.7)            (266.8)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,173.2       $    2,240.9       $    2,228.1
                                                            =================   ================   =================

        Investment (losses) gains, net, including changes in the valuation allowances, follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $      (766.1)      $     (290.9)      $      (24.3)
        Mortgage loans on real estate......................          (15.1)              (3.3)             (10.9)
        Equity real estate.................................            4.8               (2.4)              74.5
        Other equity investments...........................          (22.6)              88.1               29.9
        Sale of subsidiaries...............................            -                  -                 (2.6)
        Issuance and sales of Alliance Units...............            3.9                5.5               19.8
        Issuance and sales of DLJ common stock.............           38.8              106.0               18.2
        Other..............................................             .3                 .1               (4.4)
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $      (756.0)      $      (96.9)      $      100.2
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $607.8 million, $223.2 million and $101.6 million for 2000, 1999 and 1998, respectively, including $472.2 million in fourth quarter 2000.

        For 2000, 1999 and 1998, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,361.5 million, $7,138.6 million and $15,961.0 million. Gross gains of $78.7 million, $74.7 million and $149.3 million and gross losses of $215.4 million, $214.3 million and $95.1 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2000, 1999 and 1998 amounted to $789.1 million, $(1,313.8) million and $(331.7) million, respectively.

        On November 3, 2000, the Company sold its interest in DLJ to Credit Suisse Group ("CSG"). The Company received $1.05 billion in cash and $2.19 billion (or 11.4 million shares) in CSG common stock, 2.8 million shares of which were immediately repurchased by CSG at closing. The CSG shares have been designated as trading account securities. The remaining
        8.2 million shares held by the Company had a carrying value of $1.56 billion at December 31, 2000 and were sold in January 2001. Net investment income for 2000 included holding losses of $43.2 million on the CSG shares.

        On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. In 2000 and 1999, respectively, net unrealized holding (losses) gains of $(44.4) million and $6.9 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1,561.9 million and $14.1 million and costs of $1,606.3 million and $7.2 million at December 31, 2000 and 1999, respectively.

        For 2000, 1999 and 1998, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $110.6 million, $131.5 million and $136.9 million, respectively.

        Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years including Closed Block and Discontinued Operations on a line-by-line basis, follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.........................  $      (392.8)      $      384.1       $      533.6
        Changes in unrealized investment (losses) gains....          979.7           (1,821.3)            (168.7)
        Changes in unrealized investment losses
          (gains) attributable to:
            Participating group annuity contracts
            and other......................................          (18.3)              25.0               (5.4)
            DAC............................................         (262.1)             493.1              (28.8)
            Deferred Federal income taxes..................         (293.6)             526.3               53.4
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $        12.9       $     (392.8)      $      384.1
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $        65.9       $     (904.6)      $      766.0
            Other equity investments.......................           (2.3)             (22.2)              86.5
            Other..........................................           (1.2)               9.4               51.6
                                                            -----------------   ----------------   -----------------
              Total........................................           62.4             (917.4)             904.1
          Amounts of unrealized investment (losses) gains
            attributable to:
              Participating group annuity contracts
              and other....................................          (15.3)               3.0              (22.0)
              DAC..........................................          (28.3)             233.8             (259.3)
              Deferred Federal income taxes................           (5.9)             287.8             (238.7)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        12.9       $     (392.8)      $      384.1
                                                            =================   ================   =================

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

 6)     ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

        Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains (losses) on investments...........  $        12.9       $     (392.8)      $      384.1
        Minimum pension liability..........................            (.1)               (.1)             (28.3)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other

          Comprehensive Income (Loss)......................  $        12.8       $     (392.9)      $      355.8
                                                            =================   ================   =================

        The components of other comprehensive income (loss) for the past three years follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized gains (losses) on investments:
          Net unrealized gains (losses) arising during
            the period.....................................  $       191.0       $    (1,625.6)     $     (112.4)
          Losses (gains) reclassified into net earnings
            during the period..............................          788.7              (195.7)            (56.3)
                                                            -----------------   ----------------   -----------------
        Net unrealized gains (losses) on investments.......          979.7            (1,821.3)           (168.7)
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes..........         (574.0)            1,044.4              19.2
                                                            -----------------   ----------------   -----------------

        Change in unrealized gains (losses), net of
            adjustments....................................          405.7              (776.9)           (149.5)
        Change in minimum pension liability................            -                  28.2             (11.0)
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income (Loss)............  $       405.7       $      (748.7)     $     (160.5)
                                                            =================   ================   =================

 7)     CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed Maturities:
          Available for sale, at estimated fair value (amortized cost,
            $4,373.5 and $4,144.8)...........................................  $    4,408.0         $    4,014.0
        Mortgage loans on real estate........................................       1,581.8              1,704.2
        Policy loans.........................................................       1,557.7              1,593.9
        Cash and other invested assets.......................................         174.7                194.4
        Deferred policy acquisitions costs...................................         699.7                895.5
        Other assets.........................................................         237.1                205.3
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    8,659.0         $    8,607.3
                                                                              =================    =================

        Future policy benefits and policyholders' account balances...........  $    9,026.4         $    9,011.7
        Other liabilities....................................................          23.8                 13.3
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    9,050.2         $    9,025.0
                                                                              =================    =================


                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Premiums and other revenue.........................  $       594.7       $      619.1       $      661.7
        Investment income (net of investment
          expenses of $8.1, $15.8 and $15.5)...............          578.7              574.2              569.7
        Investment (losses) gains, net.....................          (35.8)             (11.3)                .5
                                                            -----------------   ----------------   -----------------
              Total revenues...............................        1,137.6            1,182.0            1,231.9
                                                            -----------------   ----------------   -----------------

        Policyholders' benefits and dividends..............        1,025.2            1,024.7            1,082.0
        Other operating costs and expenses.................           19.7               70.9               62.8
                                                            -----------------   ----------------   -----------------
              Total benefits and other deductions..........        1,044.9            1,095.6            1,144.8
                                                            -----------------   ----------------   -----------------

        Contribution from the Closed Block.................  $        92.7       $       86.4       $       87.1
                                                            =================   ================   =================

        Impaired mortgage loans along with the related provision for losses follows:


                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Impaired mortgage loans with provision for losses......................  $        26.7      $        26.8
        Impaired mortgage loans without provision for losses...................            4.0                4.5
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................           30.7               31.3
        Provision for losses...................................................           (8.7)              (4.1)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        22.0      $        27.2
                                                                                ================   =================

        During 2000, 1999 and 1998, the Closed Block's average recorded investment in impaired mortgage loans was $31.0 million, $37.0 million and $85.5 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.0 million, $3.3 million and $4.7 million ($.1 million, $.3 million and $1.5 million recognized on a cash basis) for 2000, 1999 and 1998, respectively.

        Valuation allowances amounted to $9.1 million and $4.6 million on mortgage loans on real estate and $17.2 million and $24.7 million on equity real estate at December 31, 2000 and 1999, respectively. Writedowns of fixed maturities amounted to $27.7 million and 3.3 million for 2000 and 1999, respectively, including $20.0 million in fourth quarter 2000.

        Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

8)       DISCONTINUED OPERATIONS

        Summarized financial information for Discontinued Operations follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Mortgage loans on real estate........................................  $      330.9         $      454.6
        Equity real estate...................................................         350.9                426.6
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $321.5 and $85.3)...............................         336.5                 85.5
        Other equity investments.............................................          43.1                 55.8
        Other invested assets................................................           1.9                  1.6
                                                                              -----------------    -----------------
          Total investments..................................................       1,063.3              1,024.1
        Cash and cash equivalents............................................          84.3                164.5
        Other assets.........................................................         148.8                213.0
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    1,296.4         $    1,401.6
                                                                              =================    =================

        Policyholder liabilities.............................................  $      966.8         $      993.3
        Allowance for future losses..........................................         159.8                242.2
        Other liabilities....................................................         169.8                166.1
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    1,296.4         $    1,401.6
                                                                              =================    =================


                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $37.0, $49.3 and $63.3)..............  $       102.2       $       98.7       $      160.4
        Investment (losses) gains, net.....................           (6.6)             (13.4)              35.7
        Policy fees, premiums and other income.............             .7                 .2               (4.3)
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           96.3               85.5              191.8

        Benefits and other deductions......................          106.9              104.8              141.5
        (Losses charged) earnings credited to allowance
          for future losses................................          (10.6)             (19.3)              50.3
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax earnings from releasing the allowance
          for future losses................................           90.2               43.3                4.2
        Federal income tax expense.........................          (31.6)             (15.2)              (1.5)
                                                            -----------------   ----------------   -----------------
        Earnings from
          Discontinued Operations..........................  $        58.6       $       28.1       $        2.7
                                                            =================   ================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        Benefits and other deductions included $26.6 million of interest expense related to amounts borrowed from continuing operations in 1998.

        Valuation allowances of $2.9 million and $1.9 million on mortgage loans on real estate and $11.4 million and $54.8 million on equity real estate were held at December 31, 2000 and 1999, respectively. During 2000, 1999 and 1998, other discontinued operations' average recorded investment in impaired mortgage loans was $11.3 million, $13.8 million and $73.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled $.9 million, $1.7 million and $4.7 million ($.5 million, $.0 million and $3.4 million recognized on a cash basis) for 2000, 1999 and 1998, respectively.

        At December 31, 2000 and 1999, Discontinued Operations had real estate acquired in satisfaction of debt with carrying values of $4.5 million and $24.1 million, respectively.

9)      SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        Short-term debt......................................................  $      782.2         $      557.0
                                                                              -----------------    -----------------
        Long-term debt:
        Equitable Life:
          Surplus notes, 6.95% due 2005......................................         399.6                399.5
          Surplus notes, 7.70% due 2015......................................         199.7                199.7
          Other..............................................................            .3                   .4
                                                                              -----------------    -----------------
              Total Equitable Life...........................................         599.6                599.6
                                                                              -----------------    -----------------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 5.43% - 9.5%, due through 2017.....................         248.3                251.3
                                                                              -----------------    -----------------
        Total long-term debt.................................................         847.9                850.9
                                                                              -----------------    -----------------

        Total Short-term and Long-term Debt..................................  $    1,630.1         $    1,407.9
                                                                              =================    =================

        Short-term Debt
        ---------------

        Equitable Life has a $350.0 million 5-year bank credit facility and a $350.0 million 364-day credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 6.93% to 6.97%. No amounts were outstanding under these credit facilities at December 31, 2000.

        Equitable Life has a commercial paper program with an issue limit of $1.0 billion. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $700.0 million bank credit facilities. At December 31, 2000, there were no amounts outstanding under this program.

        Alliance has a $425.0 million five-year revolving credit facility and a $200.0 million three-year revolving credit facility with a group of commercial banks. Borrowings from the revolving credit facility and the original commercial paper program may not exceed $425.0 million in the aggregate. Under the facilities, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. In October 2000, Alliance entered into a $250.0 million two-year revolving credit facility using terms substantially similar to the $425.0 million and $200.0 million revolving credit facilities. The revolving credit facilities will be used to provide backup liquidity for Alliance's commercial program, to fund commission payments to financial intermediaries for the sale of certain mutual funds and for general working capital purposes. The revolving credit facilities contain covenants that require Alliance to, among other things, meet certain financial ratios. At December 31, 2000, Alliance had commercial paper outstanding totaling $396.9 million at an effective interest rate of 6.7%; and $284.0 million at an effective interest rate of 7.0% in borrowings outstanding under Alliance's revolving credit facilities.

        In December 1999, Alliance established a $100.0 million extendible commercial notes ("ECN") program to supplement its commercial paper program. ECN's are short-term debt instruments that do not require any back-up liquidity support. At December 31, 2000, $98.2 million was outstanding under the ECN program with an effective interest rate of 6.8%.

        Long-term Debt
        --------------

        Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 2000, the Company is in compliance with all debt covenants.

        At December 31, 2000 and 1999, respectively, the Company has pledged real estate of $298.8 million and $323.6 million as collateral for certain long-term debt.

        At December 31, 2000, aggregate maturities of the long-term debt based on required principal payments at maturity is $248.6 million for 2001, $400.0 million for 2005 and $200.0 million for 2006 and thereafter.

10)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Federal income tax expense:
          Current..........................................  $       820.6       $      174.0       $      283.3
          Deferred.........................................          137.7              158.0               69.8
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       958.3       $      332.0       $      353.1
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected Federal income tax expense................  $       904.9       $      458.4       $      414.3
        Minority interest..................................         (117.9)             (47.8)             (33.2)
        Non deductible stock option compensation
          expense..........................................           34.4                -                  -
        Subsidiary gains...................................          161.4              (37.1)              (6.4)
        Adjustment of tax audit reserves...................           17.9               27.8               16.0
        Equity in unconsolidated subsidiaries..............          (48.7)             (64.0)             (39.3)
        Other..............................................            6.3               (5.3)               1.7
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $       958.3       $      332.0       $      353.1
                                                            =================   ================   =================

        The components of the net deferred Federal income taxes are as follows:

                                                       DECEMBER 31, 2000                  DECEMBER 31, 1999
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         ASSETS         LIABILITIES
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $       -        $       79.7      $        -        $      37.7
        Other..................................          4.9               -                 -               20.6
        DAC, reserves and reinsurance..........          -               733.0               -              329.7
        Investments............................          -               229.2             115.1              -
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $       4.9      $    1,041.9      $      115.1      $     388.0
                                                ===============  ================  ===============   ===============

        At December 31, 1999, $236.8 million in deferred tax assets were transferred to the Holding Company in conjunction with its assumption of the non-qualified employee benefit liabilities. See Note 12 for discussion of the benefit plans transferred.

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        DAC, reserves and reinsurance......................  $       403.3       $       83.2       $       (7.7)
        Investments........................................         (140.7)               3.2               46.8
        Compensation and related benefits..................          (96.4)              21.0               28.6
        Other..............................................          (28.5)              50.6                2.1
                                                            -----------------   ----------------   -----------------
        Deferred Federal Income Tax
          Expense..........................................  $       137.7       $      158.0       $       69.8
                                                            =================   ================   =================

        Federal income taxes payable at December 31, 2000 included $858.2 million of taxes related to the gain on disposal of DLJ.

        The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)     REINSURANCE AGREEMENTS

        The effect of reinsurance (excluding group life and health) is summarized as follows:


                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Direct premiums....................................  $       508.6       $      420.6       $      438.8
        Reinsurance assumed................................          194.2              206.7              203.6
        Reinsurance ceded..................................         (122.9)             (69.1)             (54.3)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       579.9       $      558.2       $      588.1
                                                            =================   ================   =================
        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        92.1       $       69.7       $       75.7
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       202.6       $       99.6       $       85.9
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        46.5       $       38.5       $       39.5
                                                            =================   ================   =================

        Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million. All other in force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        During July 2000, Equitable Life transferred, at no gain or loss, all the risk of its directly written DI business for years 1993 and prior through an indemnity reinsurance contract. The cost of the arrangement will be amortized over the expected lives of the contracts reinsured and will not have a significant impact on the results of operations in any specific period.

        At December 31, 2000 and 1999, respectively, reinsurance recoverables related to insurance contracts outside of the Closed Block amounting to $1,989.2 million and $881.5 million are included in the consolidated balance sheets in other assets and reinsurance payables related to insurance contracts outside of the Closed Block amounting to $730.3 million and $682.5 million are included in other liabilities.

        The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $487.7 million and $510.5 million at December 31, 2000 and 1999, respectively.

12)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

        Effective December 31, 1999, the Holding Company legally assumed primary liability from Equitable Life for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; Equitable Life remains secondarily liable. The amount of the liability associated with employee benefits transferred was $676.5 million, including $183.0 million of non-qualified pension benefit obligations and $394.1 million of postretirement benefits obligations at December 31, 1999. This transfer was recorded as a non-cash capital contribution to Equitable Life.

        Components of net periodic pension credit for the qualified and non-qualified plans follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $        29.5       $       36.7       $       33.2
        Interest cost on projected benefit obligations.....          124.2              131.6              129.2
        Actual return on assets............................         (223.2)            (189.8)            (175.6)
        Net amortization and deferrals.....................            (.6)               7.5                6.1
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Credit........................  $       (70.1)      $      (14.0)      $       (7.1)
                                                            =================   ================   =================

        The projected benefit obligations under the qualified and non-qualified pension plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Benefit obligations, beginning of year.................................  $    1,659.6       $    1,933.4
        Service cost...........................................................          29.5               36.7
        Interest cost..........................................................         124.2              131.6
        Actuarial losses (gains)...............................................           6.5              (53.3)
        Benefits paid..........................................................        (110.0)            (123.1)
                                                                                ----------------   -----------------
        Subtotal before transfer...............................................       1,709.8            1,925.3
        Transfer of Non-qualified Pension Benefit Obligation
          to the Holding Company...............................................           -               (265.7)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    1,709.8       $    1,659.6
                                                                                ================   =================

        The funded status of the qualified and non-qualified pension plans was as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Plan assets at fair value, beginning of year...........................  $    2,341.6       $    2,083.1
        Actual return on plan assets...........................................        (107.7)             369.0
        Contributions..........................................................           -                   .1
        Benefits paid and fees.................................................        (114.6)            (108.5)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       2,119.3            2,343.7
        Projected benefit obligations..........................................       1,709.8            1,925.3
                                                                                ----------------   -----------------
        Excess of plan assets over projected benefit obligations...............         409.5              418.4
        Unrecognized prior service cost........................................           1.2               (5.2)
        Unrecognized net gain (loss) from past experience different
          from that assumed....................................................          61.2             (197.3)
        Unrecognized net asset at transition...................................          (1.9)               (.1)
                                                                                                   -----------------
                                                                                ----------------
        Subtotal before transfer...............................................         470.0              215.8
        Transfer of Accrued Non-qualified Pension Benefit Obligation
          to the Holding Company...............................................           -                184.3
                                                                                ----------------   -----------------
        Prepaid Pension Cost, Net..............................................  $      470.0       $      400.1
                                                                                ================   =================

        The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $483.5 million and $412.2 million and the accrued liability for pension plans with projected benefit obligations in excess of plan assets was $13.5 million and $12.2 million at December 31, 2000 and 1999, respectively.

        The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.75% and 7.19%, respectively, at December 31, 2000 and 8.0% and 6.38%, respectively, at December 31, 1999. As of January 1, 2000 and 1999, the expected long-term rate of return on assets for the retirement plan was 10.5% and 10.0%, respectively.

        The Company recorded, as a reduction of shareholder's equity, an additional minimum pension liability of $.1 million, $.1 million and $28.3 million, net of Federal income taxes, at December 31, 2000, 1999 and 1998, respectively, primarily representing the excess of the accumulated benefit obligation of the non-qualified pension plan over the accrued liability. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $333.5 million and $42.1 million, respectively, at December 31, 2000 and $325.7 million and $36.3 million, respectively, at December 31, 1999.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $28.7 million, $30.2 million and $31.8 million for 2000, 1999 and 1998, respectively.

        The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No.
        106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 2000, 1999 and 1998, the Company made estimated postretirement benefits payments of $.9 million, $29.5 million and $28.4 million, respectively.

        The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $         -         $        4.7       $        4.6
        Interest cost on accumulated postretirement
          benefits obligation..............................             .7               34.4               33.6
        Unrecognized prior service costs...................            -                 (7.0)               -
        Net amortization and deferrals.....................            (.2)               8.4                 .5
                                                            -----------------   ----------------   -----------------
        Net Periodic Postretirement Benefits Costs.........  $          .5       $       40.5       $       38.7
                                                            =================   ================   =================


                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Accumulated postretirement benefits obligation, beginning
          of year..............................................................  $       17.8       $      490.4
        Service cost...........................................................           -                  4.7
        Interest cost..........................................................            .5               34.4
        Contributions and benefits paid........................................           (.9)             (29.5)
        Actuarial gains........................................................           -                (29.0)
                                                                                ----------------   -----------------
        Accumulated postretirement benefits obligation, end of year............          17.4              471.0
        Unrecognized prior service cost........................................           -                 26.9
        Unrecognized net gain from past experience different
          from that assumed and from changes in assumptions....................           -                (86.0)
                                                                                ----------------   -----------------
        Subtotal before transfer...............................................          17.4              411.9
        Transfer to the Holding Company........................................           -               (394.1)
                                                                                ----------------   -----------------
        Accrued Postretirement Benefits Cost...................................  $       17.4       $       17.8
                                                                                ================   =================

        Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

        The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 7.0% in 2000, gradually declining to 4.25% in the year 2010, and in 1999 was 7.5%, gradually declining to 4.75% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 7.75% and 8.0% at December 31, 2000 and 1999, respectively.

        If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 2000 would be increased 3.5%. The effect of this change on the sum of the service cost and interest cost would be an increase of 3.5%. If the health care cost trend rate assumptions were decreased by 1% the accumulated postretirement benefits obligation as of December 31, 2000 would be decreased by 4.4%. The effect of this change on the sum of the service cost and interest cost would be a decrease of 4.4%.

13)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. There were no swaps outstanding as of December 31, 2000. The notional amount of matched interest rate swaps outstanding at December 31, 1999 was $797.3 million. Equitable Life maintains an interest rate cap program designed to offset crediting rate increases on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 2000 of contracts purchased and sold were $6,775.0 million and $375.0 million, respectively. The net premium paid by Equitable Life on these contracts was $46.7 million and is being amortized ratably over the contract periods ranging from 1 to 3 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 2000 and 1999.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The estimated fair values for variable deferred annuities and single premium deferred annuities, which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7 and 8:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2000                               1999
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Consolidated:
        ------------
        Mortgage loans on real estate..........  $    3,130.8     $     3,184.4     $     3,270.0     $    3,239.3
        Other limited partnership interests....         811.9             811.9             647.9            647.9
        Policy loans...........................       2,476.9           2,622.4           2,257.3          2,359.5
        Policyholders' account balances -
          investment contracts.................      11,468.6          11,643.7          12,740.4         12,800.5
        Long-term debt.........................         847.9             847.5             850.9            834.9

        Closed Block:
        ------------

        Mortgage loans on real estate..........  $    1,581.8     $     1,582.6     $     1,704.2     $    1,650.3
        Other equity investments...............          34.4              34.4              36.3             36.3
        Policy loans...........................       1,557.7           1,667.6           1,593.9          1,712.0
        SCNILC liability.......................          20.2              20.1              22.8             22.5

        Discontinued Operations:
        -----------------------
        Mortgage loans on real estate..........  $      330.9     $       347.7     $       454.6     $      467.0
        Fixed maturities.......................         336.5             336.5              85.5             85.5
        Other equity investments...............          43.1              43.1              55.8             55.8
        Guaranteed interest contracts..........          26.4              23.4              33.2             27.5
        Long-term debt.........................         101.8             101.7             101.9            101.9

14)     COMMITMENTS AND CONTINGENT LIABILITIES

        From time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2000, these arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $9.3 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $303.1 million under existing loan or loan commitment agreements. Management believes the Company will not incur any material losses as a result of these commitments.

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

        The Insurance Group had $14.9 million of letters of credit outstanding at December 31, 2000.

        The Holding Company has entered into continuity agreements with forty-three executives of the Company in connection with AXA's minority interest acquisition. The continuity agreements generally provide cash severance payments ranging from 1.5 times to 3 times an executive's base salary plus bonus and other benefits. Such cash severance payments will generally be made if an executive's employment is terminated at any time within two years from December 27, 2000 for any reason other than the executive's death, disability, retirement or for cause, or if the executive resigns for good reason as defined in the agreements.

15)     LITIGATION

        Life Insurance and Annuity Sales Cases

        A number of lawsuits are pending as individual claims and purported class actions against Equitable Life, its subsidiary insurance company and a former insurance subsidiary. These actions involve, among other things, sales of life and annuity products for varying periods from 1980 to the present, and allege, among other things, (i) sales practice misrepresentation primarily involving: the number of premium payments required; the propriety of a product as an investment vehicle; the propriety of a product as a replacement of an existing policy; and failure to disclose a product as life insurance; and (ii) the use of fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. Some actions are in state courts and others are in U.S. District Courts in different jurisdictions, and are in varying stages of discovery and motions for class certification.

        In general, the plaintiffs request an unspecified amount of damages, compensatory and punitive damages, recession of the contracts, enjoinment from the described practices, prohibition against cancellation of policies for non-payment of premium or other remedies, as well as attorneys' fees and expenses. Similar actions have been filed against other life and health insurers and have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements.

        Annuity Contract Case

        In October 2000, an action was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek unspecified lost profits and injunctive relief, punitive damages and attorneys' fees. The plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint, without prejudice to the plaintiffs to seek leave to file an amended complaint.

        Discrimination Case

        Equitable Life is a defendant in an action, certified as a class action in September 1997, in the United States District Court for the Northern District of Alabama, Southern Division, involving alleged discrimination on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. The court referred the case to mediation, which has been successful. The parties have reached a tentative agreement for the settlement of this case as a nationwide class action. In connection with the proposed settlement, the case will be dismissed in the United States District Court for the Northern District of Alabama, Southern Division and will be refiled in the United States District Court for Georgia, Atlanta Division. The final settlement requires notice to class members and is subject to court approval. The Company's management believes that the settlement of this matter will not have a material adverse effect on the consolidated financial position or results of operations of the Company.

        Agent Health Benefits Case

        Equitable Life is a defendant in an action, certified as a class action in March 1999, in the United States District Court for the Northern District of California, alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. The class consists of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. The parties are currently engaged in discovery. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs have challenged the District Court's subject matter jurisdiction over the health benefit claims. Briefing has been completed, but the appeal has not yet been decided.

        Prime Property Fund Case

        In January 2000, the California Supreme Court denied Equitable Life's petition for review of an October 1999 decision by the California Superior Court of Appeal. Such decision reversed the dismissal by the Supreme Court of Orange County, California of an action which was commenced in 1995 by a real estate developer in connection with a limited partnership formed in 1991 with Equitable Life on behalf of Prime Property Fund ("PPF"). Equitable Life serves as investment manager for PPF, an open-end, commingled real estate separate account of Equitable Life for pension clients. Plaintiff alleges breach of fiduciary duty and other claims principally in connection with PPF's 1995 purchase and subsequent foreclosure of the loan which financed the partnership's property. Plaintiff seeks compensatory and punitive damages. In reversing the Superior Court's dismissal of the plaintiff's claims, the Court of Appeal held that a general partner who acquires a partnership obligation breaches its fiduciary duty by foreclosing on partnership assets. The case was remanded to the Superior Court for further proceedings. In August 2000, Equitable Life filed a motion for summary adjudication on plaintiff's claims, based on the purchase and subsequent foreclosure of the loan which financed the partnership's property, for punitive damages. In November 2000, the Superior Court granted Equitable Life's motion as to one of plaintiff's claims, dismissing the claim for punitive damages sought in conjunction with plaintiff's claim for breach of the covenant of good faith and fair dealing. The Superior Court denied Equitable Life's motion with respect to plaintiff's claim for punitive damages sought in conjunction with its claim for breach of fiduciary duty. In December 2000, the Superior Court granted plaintiff's motion for leave to file a supplemental complaint to add allegations relating to the post-foreclosure transfer of certain funds from the partnership to Equitable Life. The supplemental complaint alleges, among other things, that such conduct constitutes self-dealing and breach of fiduciary duty, and seeks compensatory and punitive damages based on such conduct. A jury trial previously scheduled for February 2001 tentatively has been rescheduled for May 2001.

        Alliance Reorganization Case

        In September 1999, an action was brought on behalf of a purported class of owners of limited partnership units of Alliance Holding challenging the then-proposed reorganization of Alliance Holding. Named defendants include Alliance Holding, Alliance, four Alliance Holding executives and the general partner of Alliance Holding and Alliance. Equitable Life is obligated to indemnify the defendants for losses and expenses arising out of the litigation. Plaintiffs allege inadequate and misleading disclosures, breaches of fiduciary duties, and the improper adoption of an amended partnership agreement by Alliance Holding and seek payment of unspecified money damages and an accounting of all benefits alleged to have been improperly obtained by the defendants. In August 2000, plaintiffs filed a first amended and supplemental class action complaint. The amended complaint alleges in connection with the reorganization that the partnership agreement of Alliance Holding was not validly amended, the reorganization of Alliance Holding was not validly effected, the information disseminated to holders of units of limited partnership interests in Alliance Holding was materially false and misleading, and the defendants breached their fiduciary duties by structuring the reorganization in a manner that was grossly unfair to plaintiffs. Plaintiffs seek declaratory, monetary and injunctive relief relating to the allegations contained in the amended complaint. In September 2000, all defendants, except one Alliance Holding executive, filed an answer to the amended complaint denying the material allegations contained therein; in lieu of joining in the answer to the amended complaint, the Alliance Holding executive filed a motion to dismiss in September 2000. In November 2000, the remaining defendants filed a motion to dismiss the amended complaint. In December 2000, plaintiffs filed a motion for partial summary judgment on the claim that the Alliance Holding partnership agreement was not validly amended. Oral argument of the motions was held in January 2001.

        Disposal of DLJ

        Subsequent to the August 30, 2000 announcement of the proposed sale of DLJ, four putative class action lawsuits have been filed in the Delaware Court of Chancery naming AXA Financial as one of the defendants and challenging the sale of DLJ because the transaction did not include the sale of DLJdirect tracking stock. The plaintiffs in these cases purport to represent a class consisting of the holders of DLJdirect tracking stock and their successors in interest, excluding the defendants and any person or entity related to or affiliated with any of the defendants. AXA Financial, DLJ and the DLJ directors are named as defendants. The complaints assert claims for breaches of fiduciary duties, and seek an unspecified amount of compensatory damages and costs and expenses, including attorneys' fees. The parties in these cases have agreed to extend the time for defendants to respond to the complaints.

        Subsequent to the August 30, 2000 announcement of the proposed sale of DLJ, a putative class action lawsuit was filed in New York challenging the sale of DLJ (for omitting the DLJdirect tracking stock) and also alleges Federal securities law claims relating to the initial public offering of the DLJdirect tracking stock. The complaint alleges claims for violations of the securities laws, breaches of the fiduciary duties of loyalty, good faith and due care, aiding and abetting such breaches, and breach of contract. The plaintiff purports to represent a class consisting of: all purchasers of DLJdirect tracking stock in the initial public offering and thereafter (with respect to the securities law claims); and all owners of DLJdirect tracking stock who allegedly have been or will be injured by the proposed sale of DLJ (with respect to all other claims). AXA Financial, Equitable Life, AXA, DLJ, Donaldson, Lufkin & Jenrette Securities Corporation, CSG, Diamond Acquisition Corp., and DLJ's directors are named as defendants. The complaint seeks declaratory and injunctive relief, an unspecified amount of damages, and costs and expenses, including attorney's fees. Defendants have until February 28, 2001 to respond to plaintiffs' complaint.

        AXA's Purchase of Holding Company Minority Interest

        Subsequent to the August 30, 2000 announcement of AXA's proposal to purchase the outstanding shares of Holding Company Common Stock that it did not already own, fourteen putative class action lawsuits were commenced in the Delaware Court of Chancery. The Holding Company, AXA, and directors and/or officers of the Holding Company are named as defendants in each of these lawsuits. The various plaintiffs each purport to represent a class consisting of owners of Holding Company Common Stock and their successors in interest, excluding the defendants and any person or entity related to or affiliated with any of the defendants. They challenge the adequacy of the offer announced by AXA and allege that the defendants have engaged or will engage in unfair dealing, overreaching and/or have breached or will breach fiduciary duties owed to the minority shareholders of the Holding Company. The complaints seek declaratory and injunctive relief, an accounting, and unspecified compensatory damages, costs and expenses, including attorneys' fees. A similar lawsuit was filed in the Supreme Court of the State of New York, County of New York, after the filing of the first Delaware action. In December 2000, the parties to the Delaware suits reached a tentative agreement for settlement and executed a Memorandum of Understanding. Shortly thereafter, agreement was reached with the plaintiff in the New York suit to stay proceedings in New York and to participate in and be bound by the terms of the settlement of the Delaware suits. The settlement, which does not involve any payment by the Holding Company, is subject to a number of conditions, including confirmatory discovery, the preparation of definitive documentation and approval by the Delaware Court of Chancery after a hearing.

        Outcome of Litigation

        Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of the matters described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        Other Matters

        In addition to the matters described above, the Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

16)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 2001 and the four successive years are $123.9 million, $110.8 million, $101.6 million, $108.5 million, $97.4 million and $896.5 million thereafter. Minimum future sublease rental income on these noncancelable leases for 2001 and the four successive years is $5.2 million, $4.3 million, $5.1 million, $3.3 million, $2.9 million and $22.0 million thereafter.

        At December 31, 2000, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2001 and the four successive years is $95.2 million, $61.4 million, $72.9 million, $66.2 million, $59.2 million and $76.6 million thereafter.

17)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 2000, 1999 and 1998, statutory net income (loss) totaled $1,068.6 million, $547.0 million and $384.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $6,226.5 million and $5,570.6 million at December 31, 2000 and 1999, respectively. In 2000 and 1999, respectively, $250.0 million and $150.0 million in dividends were paid to the Holding Company by Equitable Life.

        At December 31, 2000, the Insurance Group, in accordance with various government and state regulations, had $26.4 million of securities deposited with such government or state agencies.

        In 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). Codification provides regulators and insurers with uniform statutory guidance, addressing areas where statutory accounting was previously silent and changing certain existing statutory positions. The New York Insurance Department recently adopted Regulation 172 concerning Codification, effective January 1, 2001, but did not adopt several key provisions of Codification, including deferred income taxes and the establishment of goodwill as an asset. The application of the codification rules as adopted by New York currently is estimated to have no significant effect on Equitable Life. The Insurance Group expects that statutory surplus after adoption will continue to be in excess of the regulatory risk-based capital requirements.

        The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies;
        (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) external and certain internal costs incurred to obtain or develop internal use computer software during the application development stage is capitalized under GAAP but expensed under SAP; (e) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes provide for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (f) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; and (g) differences in the accrual methodologies for post-employment and retirement benefit plans.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the New York Insurance Department with net earnings and equity on a GAAP basis.

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and
          capital stock....................................  $     1,321.4       $      848.8       $      709.2
        Change in asset valuation reserves.................         (665.5)              (6.3)             111.8
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and asset valuation reserves.....................          655.9              842.5              821.0
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          259.0              (85.0)            (189.9)
          DAC..............................................          483.6              263.6              316.5
          Deferred Federal income taxes....................         (128.3)            (161.4)             (67.6)
          Valuation of investments.........................         (126.2)              23.2               83.6
          Valuation of investment subsidiary...............          (29.2)            (133.6)            (419.5)
          Limited risk reinsurance.........................            -                128.4               83.7
          Dividends paid to the Holding
            Company........................................          250.0              150.0                -
          Capital contribution.............................            -               (470.8)               -
          Postretirement benefits..........................            -                  -                 54.8
          Stock option expense related to AXA's minority
            Interest acquisition...........................         (493.9)               -                  -
          Other, net.......................................          443.7              248.2              134.7
          GAAP adjustments of Closed Block.................          (13.4)             (49.8)             (27.1)
          GAAP adjustments of discontinued
            operations.....................................           54.3               51.3              (82.0)
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $     1,355.5       $      806.6       $      708.2
                                                            =================   ================   =================


                                                                                 DECEMBER 31,
                                                            --------------------------------------------------------
                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................  $     5,341.9       $    4,020.5       $    3,171.7
        Asset valuation reserves...........................          884.6            1,550.1            1,556.4
                                                            -----------------   ----------------   -----------------
        Statutory surplus, capital stock and asset
          valuation reserves...............................        6,226.5            5,570.6            4,728.1
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,363.0)          (1,622.0)          (1,526.0)
          DAC..............................................        4,429.1            4,033.0            3,563.8
          Deferred Federal income taxes....................         (681.9)            (283.9)            (346.9)
          Valuation of investments.........................           99.7             (568.2)             626.9
          Valuation of investment subsidiary...............       (1,082.9)          (1,891.7)          (1,758.1)
          Limited risk reinsurance.........................            -                (39.6)            (168.0)
          Issuance of surplus notes........................         (539.1)            (539.1)            (539.1)
          Postretirement benefits..........................            -                  -               (262.7)
          Other, net.......................................          844.1              544.8              313.4
          GAAP adjustments of Closed Block.................          677.1              723.6              795.4
          GAAP adjustments of discontinued operations......         (164.3)            (160.0)             (14.2)
                                                            -----------------   ----------------   -----------------
        Equity of the Insurance Group......................  $     8,445.3       $    5,767.5       $    5,412.6
                                                            =================   ================   =================

        18)       BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment. Management evaluates the performance of each segment based upon operating results adjusted to exclude the effect of unusual or non-recurring events and transactions and certain revenue and expense categories not related to the base operations of the particular business net of minority interest. AXA's acquisition of the Company's minority interest shares has resulted in a change in the measurement of the Company's reportable operating segments. Discontinued Operations, discontinued by the Company in 1991, are included in the Life Insurance segment results reported by AXA in their French GAAP financial statements. To more closely conform the Company's management reporting to that of its parent, Discontinued Operations is now reported together with continuing operations in measuring profits or losses for the Company's Insurance segment. Prior period amounts have been restated to conform to this presentation.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment includes Alliance and the results of DLJ which are accounted for on an equity basis. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance (the "Reorganization"). Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units"). As a result of the reorganization, the Company was the beneficial owner of approximately 2% of Alliance Holding and 37% of Alliance. Alliance provides diversified investment fund management services to a variety of institutional clients, including pension funds, endowments, and foreign financial institutions, as well as to individual investors, principally through a broad line of mutual funds. This segment includes institutional Separate Accounts which provide various investment options for large group pension clients, primarily deferred benefit contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $153.2 million, $75.6 million and $61.8 million for 2000, 1999 and 1998, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and adjusted earnings to consolidated revenues and earnings from continuing operations before Federal income taxes as reported on the consolidated statements of earnings and the segments' assets to total assets on the consolidated balance sheets, respectively.

                                                         2000                  1999                   1998
                                                  --------------------  -------------------   ----------------------
                                                                          (IN MILLIONS)
        Segment revenues:
        Insurance...............................   $     5,662.4         $     5,488.8                5,330.2
        Investment Services.....................         2,667.7               2,052.7                1,438.4
        Consolidation/elimination...............          (113.1)                (23.8)                  (5.7)
                                                  --------------------  -------------------   ----------------------
        Total segment revenues..................         8,217.0               7,517.7                6,762.9
        Loss on CSG shares......................           (43.2)                  -                      -
        Investment (losses) gains, net of other
           charges..............................          (798.4)               (112.6)                 136.4
        Gain on sale of equity investee.........         1,962.0                   -                      -
        Closed Block............................        (1,044.9)             (1,095.6)              (1,144.8)
        Discontinued Operations.................           (96.3)                (85.5)                (191.8)
                                                  --------------------  -------------------   ----------------------
        Total Consolidated Revenues.............   $     8,196.2         $     6,224.0         $      5,562.7
                                                  ====================  ===================   ======================

        Pre-tax adjusted earnings:
        Insurance...............................   $     1,198.9         $       950.8         $        656.9
        Investment Services.....................           480.6                 430.2                  287.7
                                                  --------------------  -------------------   ----------------------
        Total pre-tax adjusted earnings.........         1,679.5               1,381.0                  944.6
        Loss on CSG shares......................           (43.2)                  -                      -
        Investment (losses) gains, net of
           related DAC and other charges........          (731.9)               (109.7)                 105.3
        Gain on sale of equity investee.........         1,962.0                   -                      -
        Amortization of acquisition related
           goodwill and intangible assets.......           (34.6)                 (3.2)                  (3.4)
        Minority purchase transaction
           related expenses.....................          (493.9)                  -                      -
        Discontinued Operations.................           (90.2)                (43.3)                  (4.2)
        Pre-tax subsidiary minority interest....           337.8                 216.8                  141.5
        Non-recurring DAC adjustments...........             -                  (131.7)                   -
                                                  --------------------  -------------------   ----------------------
        Earnings from Continuing
           Operations before Federal Income
            Taxes and Minority Interest.........   $     2,585.5         $     1,309.9         $      1,183.8
                                                  ====================  ===================   ======================
        Assets:
        Insurance...............................   $    88,576.4         $    86,842.7         $     75,626.0
        Investment Services.....................        16,807.2              12,961.7               12,379.2
        Consolidation/elimination...............           (57.1)                 (8.9)                 (64.4)
                                                  --------------------  -------------------   ----------------------
        Total Assets............................   $   105,326.5         $    99,795.5         $     87,940.8
                                                  ====================  ===================   ======================

19)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2000 and 1999 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)

        2000
        Total Revenues................  $     1,622.5      $     1,684.7       $    1,728.3         $    3,160.7
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       226.6      $       256.9       $       70.5         $      742.9
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       221.7      $       255.4       $       70.5         $      807.9
                                       =================  =================   ==================   ==================

        1999
        Total Revenues................  $     1,489.0      $     1,615.6       $    1,512.1         $    1,607.3
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       187.3      $       222.6       $      186.5         $      182.1
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       182.0      $       221.3       $      183.1         $      220.2
                                       =================  =================   ==================   ==================


20)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 2000, 1999 and 1998 would have been $1,627.3 million, $757.1 million and $678.4 million, respectively.

        In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of American Depository Shares (ADSs). Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

        The fair values of options granted after December 31, 1994, used as a basis for the pro forma disclosures above, were estimated as of the grant dates using the Black-Scholes option pricing model. The option pricing assumptions for 2000, 1999 and 1998 follow:

                                       HOLDING COMPANY                           ALLIANCE
                           -----------------------------------------  -------------------------------
                               2000           1999         1998          2000      1999       1998
                           -------------  ------------- ------------  --------------------- ---------

        Dividend yield....        0.32%          0.31%        0.32%        7.20%     8.70%     6.50%

        Expected
          volatility......          28%            28%          28%          30%       29%       29%

        Risk-free interest
          rate............        6.24%          5.46%        5.48%        5.90%     5.70%     4.40%

        Expected life
          in years........          5              5            5           7.4         7       7.2

        Weighted average
          fair value per
          option at
          grant-date......     $11.08         $10.78        $11.32       $8.32      $3.88     $3.86

        A summary of the Holding Company and Alliance's option plans follows:

                                         HOLDING COMPANY                       ALLIANCE
                                   -----------------------------  -----------------------------------
                                                    Weighted                            Weighted
                                                     Average                            Average
                                                    Exercise                            Exercise
                                                    Price of                            Price of
                                       Shares        Options           Units            Options
                                   (In Millions)   Outstanding    (In Millions)       Outstanding
                                   -------------   -----------    -------------       -----------

        Balance as of
          January 1, 1998........       15.8          $14.53           10.6             $11.41
          Granted................        8.6          $33.13            2.8             $26.28
          Exercised..............       (2.2)         $10.59            (.9)            $ 8.91
          Forfeited..............        (.8)         $23.51            (.2)            $13.14
                                   ---------------                ----------------

        Balance as of
          December 31, 1998......       21.4          $22.00           12.3             $14.92
          Granted................        4.3          $31.70            2.0             $30.18
          Exercised..............       (2.4)         $13.26           (1.5)            $ 9.51
          Forfeited..............        (.6)         $24.29            (.3)            $17.79
                                   ---------------                ----------------

        Balance as of
          December 31, 1999......       22.7          $24.60           12.5             $17.95
          Granted................        6.5          $31.06            4.7             $50.93
          Exercised..............       (4.5)         $18.57           (1.7)            $10.90
          Forfeited..............       (1.2)         $26.15            (.1)            $26.62
                                   ---------------                ----------------

        Balance as of
          December 31, 2000......       23.5          $27.20           15.4             $17.95
                                   ===============                ================

        Information about options outstanding and exercisable at December 31, 2000 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                             ---------------------------------------------------   -------------------------------------
                                                   Weighted
                                                    Average         Weighted                               Weighted
              Range of             Number          Remaining        Average             Number              Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
               Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
        --------------------------------------- ---------------- ---------------   ------------------   ----------------

               Holding
               Company

        ----------------------
        $ 9.06   -$13.88             3.4               3.3            $10.58             22.7                $27.14
        $14.25   -$22.63             3.9               6.7            $20.81              -                    -
        $25.32   -$34.59            13.0               8.4            $29.76              -                    -
        $40.97   -$41.28             3.2               7.6            $41.28              -                    -
        $52.25   -$52.25              .1               9.7            $52.25              -                    -
                              -----------------                                    ------------------
        $ 9.06   -$41.28            23.5               7.3            $27.20             22.7                $27.14
                              ================= ================ ===============   ==================   ================

              Alliance

        ----------------------
        $ 6.63    -$11.13            3.6               3.6            $ 9.60              3.6                $ 9.60
        $12.44    -$26.31            5.2               7.3            $21.29              2.6                $19.85
        $27.31    -$30.94            1.9               8.9            $30.24               .4                $30.24
        $48.50    -$53.75            2.5               9.5            $48.50              -                    -
        $48.50    -$53.75            2.2              10.0            $53.75              -                    -
                              -----------------                                    ------------------
        $ 6.63    -$53.75           15.4               7.4            $28.73              6.6                $14.87
                              ================= ================ ===============   ==================   ================

21)     RELATED PARTY TRANSACTIONS

        Beginning January 1, 2000, the Company reimbursed the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $16.0 million for 2000. Also in 2000, the Company paid $678.9 million of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products in 2000. The Company charged AXA Distribution's subsidiaries $395.0 million for their applicable share of operating expenses in 2000 pursuant to the Agreements for Services.

22)     PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

        Assuming the Bernstein acquisition had occurred on January 1, 1999, revenues for the Company would have been $8.79 billion and $7.05 billion for 2000 and 1999, respectively, on a pro forma basis. The impact of the acquisition on net earnings on a pro-forma basis would not have been material.

        This pro forma financial information does not necessarily reflect the results of operations that would have resulted had the Bernstein acquisition actually occurred on January 1, 1999, nor is the pro forma financial information necessarily indicative of the results of operations that may be achieved for any future period.











                                      F-42
`

                                     PART C

                               OTHER INFORMATION
                               -----------------

Item 24. Financial Statements and Exhibits.

         (a) Financial Statements included in Part B.


          1.  Separate Account No. 49:

                - Report of Independent Accountants - PricewaterhouseCoopers
                  LLP;
                - Statements of Assets and Liabilities for the Year Ended
                  December 31, 2000;
                - Statements of Operations for the Year Ended December 31, 2000;
                - Statements of Changes in Net Assets for the Years Ended
                  December 31, 2000 and 1999; and
                - Notes to Financial Statements.

          2.    The Equitable Life Assurance Society of the United States:

                - Report of Independent Accountants - PricewaterhouseCoopers
                  LLP;
                - Consolidated Balance Sheets as of December 31, 2000 and
                  1999;
                - Consolidated Statements of Earnings for Years Ended
                  December 31, 2000, 1999 and 1998;
                - Consolidated Statements of Equity for Years Ended December
                  31, 2000, 1999 and 1998;
                - Consolidated Statements of Cash Flows for Years Ended
                  December 31, 2000, 1999 and 1998; and
                - Notes to Consolidated Financial Statements.

         (b) Exhibits.

         The following exhibits are filed herewith:

         1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to exhibit(1) to Registration Statement No. 333-05593 on June 10, 1996.

         2.   Not applicable.

         3. (a) Form of Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of certain separate accounts and Equitable Distributors, Inc., incorporated herein by reference to Exhibit 3(b) to Registration Statement no. 333-05593, filed May 1, 1998.

              (b) Form of Sales Agreement among Equitable Distributors, Inc., as Distributor, a Broker-Dealer (to be named) and a General Agent (to be named), incorporated herein by reference to
                   Exhibit 3(b) to Registration Statement No. 333-05593 filed June 7, 1996.

              (c) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000.

              (d) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000.

         4. (a) Form of group annuity contract no. 1050-94IC, incorporated herein by reference to Exhibit 4(a) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (b) Forms of group annuity certificate nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit 4(b) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (c) Forms of data pages for Accumulator-IRA and Accumulator-NQ, incorporated herein by reference to Exhibit 4(m) to Registration Statement No. 333-05593 filed December 31, 1997.

              (d) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein by reference to Exhibit 4(c) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (e) Form of Guaranteed Minimum Income Benefit Endorsement to Contract Form No. 10-50-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(h) to the Registration Statement on Form N-4 (File No. 33-83750), filed April 23, 1996.

              (f) Form of endorsement No. 98ENJONQI to Contract Form No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(n) to Registration Statement No. 333-05593 filed December 31, 1997.

              (g) Form of endorsement No. 98Roth to Contract Form No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(o) to Registration Statement No. 333-05593 filed December 31, 1997.

              (h) Form of Custodial Owned Roth IRA endorsement no. 98COROTH to Contract No. 1050-94IC, incorporated herein by reference to
                   Exhibit 4(p) to Registration Statement No. 333-05593, filed May 1, 1998.

              (i) Form of Defined Benefit endorsement no. 98ENDBQPI to Contract No. 1050-94IC, incorporated herein by reference to Exhibit 4
                   (j) to the Registration Statement on Form N-4 (File No. 333-31131), filed May 1, 1998.

              (j) Form of endorsement for Extra Credit Annuity No. 98ECENDI and Data Pages 94ICA/B, previously filed with this Registration Statement File No. 333-64749 on September 30, 1998.

              (k) Form of endorsement applicable to Defined Contribution Qualified Plan Certificates No. 97ENQPI and Data Pages 94ICA/B, previously filed with this Registration Statement File No. 333-64749 on September 30, 1998.

              (l) Form of data pages for Equitable Accumulator plus TSA, previously filed with this Registration Statement, File No. 333-64749 on Form N-4, filed on December 28, 1999.

              (m) Form of Endorsement applicable to TSA Certificates, incorporated by reference to Exhibit No. 4(t) to Registration Statement File No. 333-05593 on Form N-4, filed May 22, 1998.

              (n) Form of endorsement for Beneficiary Continuation Option Form No. 2000 ENIRAI-IM, applicable to IRA Certificates, previously filed with this Registration Statement File No. 333-05593 on April 25, 2000.

              (o) Form of Endorsement applicable to Roth IRA Contracts, Form No. 1M-ROTHBCO-1.

              (p) Revised Form of Endorsement applicable to IRA certificates, Form No. 2000ENIRAI-IM.

              (q) Form of Endorsement applicable to Non-Qualified Certificates Form No. 99ENNQ-G.

              (r) Form of Endorsement applicable to credits applied to annuity account value.

              (s)  Form of Optional Death Benefit Rider, Form No. 2000 PPDB.

              (t) Form of data pages for Equitable Accumulator Plus Rollover IRA (revised), Roth Conversion IRA, NQ (revised), QP-Defined Contribution, QP-Defined Benefit, TSA (revised).

              (u) Form of amendment to Certificate Form No. 941CB, Form No. 2000 BENE-G.

              (v) Form of Endorsement (No. 2001 ENJONQ) applicable to Non-Qualified Certificates.

        5.    (a)  Form of Enrollment Form/Application for Equitable Accumulator
                   (IRA, NQ, and QP), incorporated herein by reference to
                   Exhibit 5(e) to Registration Statement No. 333-05593, filed May 1, 1998.

        6.    (a)  Restated Charter of Equitable, as amended January 1, 1997, incorporated herein by reference to Exhibit 6(a) to Registration Statement No. 333-05593 filed March 6, 1997.

              (b) By-Laws of Equitable, as amended November 21, 1996, incorporated herein by reference to Exhibit 6(b) to Registration Statement No. 333-05593 filed March 6, 1997.

         7. Form of Reinsurance Agreement between Reinsurance Company and The Equitable Life Assurance Society of the United States.

         8. Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc., (now AXA Advisors, LLC) incorporated by reference to the Registration Statement of EQ Advisors Trust on Form N-1A. (File Nos. 333-17217 and 811-07953). Filed August 28,
              1997.

         9. Opinion and Consent of Counsel, previously filed with this Registration Statement, File No. 333-64749 on June 7, 1999.

        10.   (a) Consent of PricewaterhouseCoopers LLP.

              (b) Powers of Attorney, previously filed with this Registration
                  Statement File No. 333-05593 on April 25, 2000.

              (c) Power of Attorney for Claus-Michael Dill.

        11.   Not applicable.

        12.   Not applicable.

        13. (a) Formulae for Determining Money Market Fund Yield for a Seven-Day Period, incorporated herein by reference to Exhibit 13(a) to Registration Statement No. 333-05593 filed
                  June 7, 1996.

              (b) Formulae for Determining Cumulative and Annualized Rates of Return, incorporated herein by reference to Exhibit 13(b) to Registration Statement No. 333-05593 filed June 7, 1996.

              (c) Formulae for Determining Standardized Performance Value and Annualized Average Performance Ratio incorporated herein by reference to Exhibit 13(c) to Registration Statement No. 333-05593 filed June 7, 1996.

Item 25: Directors and Officers of Equitable.

         Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

DIRECTORS



Francoise Colloc'h                          Director
AXA
25, Avenue Matignon
75008 Paris, France

Claus-Michael Dill                          Director
Gereonsdriesch 9-11
50670 Cologne

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Joseph L. Dionne                            Director
198 North Wilton Rd.
New Canaan, CT 06840

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Jean-Rene Fourtou                           Director
Aventis
46 quai de la Rape'e
75601 Paris Cedex 12
France

Norman C. Francis                           Director
Xavier University of Louisiana
7325 Palmetto Street
New Orleans, LA 70125

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Donald J. Greene                            Director
LeBoeuf, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513

John T. Hartley                             Director
Harris Corporation
1025 NASA Boulevard
Melbourne, FL 32919

John H.F. Haskell, Jr.                      Director
SBC Warburg Dillon Read LLC
299 Park Ave 40th Floor
New York, NY 10171

Mary R. (Nina) Henderson                    Director
425 East 86th Street
Apt. 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

George T. Lowy                              Director
Cravath, Swaine & Moore
825 Eighth Avenue
New York, NY 10019

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Didier Pineau-Valencienne                   Director
Credit Suisse First Boston
64, rue de Miromesmil
75008 Paris, France

George J. Sella, Jr.                        Director
P.O. Box 397
Newton, NJ 07860

Peter J. Tobin                              Director
St. John's University
8000 Utopia Parkway
Jamaica, NY  11439

Dave H. Williams                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

OFFICER-DIRECTORS
-----------------

*Michael Hegarty                            President, Chief Operating
                                            Officer and Director

*Edward D. Miller                           Chairman of the Board,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy Chief
                                            Information Officer

*Derry Bishop                               Executive Vice President and
                                            Managing Director, Retail
                                            Distribution

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President and Treasurer

*John A. Caroselli                          Executive Vice President

*Selig Ehrlich                              Senior Vice President and
                                            Deputy General Manager

*Stuart L. Faust                            Senior Vice President
                                            and Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*Robert E. Garber                           Executive Vice President and
                                            Chief Legal Officer

*James D. Goodwin                           Vice President

*Edward J. Hayes                            Senior Vice President

*Craig Junkins                              Senior Vice President

*Donald R. Kaplan                           Senior Vice President and Chief
                                            Compliance Officer and Associate
                                            General Counsel

*William Levine                             Executive Vice President and
                                            Chief Information Officer

*Michael S. Martin                          Executive Vice President and
                                            Managing Director, Retail
                                            Distribution

*Richard J. Matteis                         Executive Vice President

*Peter D. Noris                             Executive Vice President and Chief
                                            Investment Officer

*Brian S. O'Neil                            Executive Vice President

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary
                                            and Associate General Counsel

*Richard V. Silver                          Senior Vice President and
                                            General Counsel

*Jose Suquet                                Senior Executive Vice President and
                                            Chief Distribution Officer

*Naomi J. Weinstein                         Vice President

*Gregory Wilcox                             Executive Vice President

*R. Lee Wilson                              Executive Vice President

*Maureen K. Wolfson                         Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account No. 49 of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES


                 SOVEREIGN                                                                                           % OF VOTING
 PRINCIPAL      POWER UNDER                                                             NAME OF                       SECURITIES
 BUSINESS     WHICH ORGANIZED             NAME OF COMPANY                         CONTROLLING ENTITY                    OWNED
-----------------------------------------------------------------------------------------------------------------------------------
                  DE           AXA Financial, Inc.                             The Axa Group
                  ND           Frontier Trust Company, FSB                     AXA Financial, Inc.                       100.00%
                  DE           AXA Client Solutions, LLC                       AXA Financial, Inc.                       100.00%
                  DE           AXA Distribution Holding Corporation            AXA Client Solutions, LLC                 100.00%
                  DE           AXA Advisors, LLC                               AXA Distribution Holding Corporation      100.00%
Operating         DE           AXA Network, LLC                                AXA Distribution Holding Corporation      100.00%
Operating         AL           AXA Network of Alabama, LLC                     AXA Network, LLC                          100.00%
Operating         DE           AXA Network of Connecticut, Maine               AXA Network, LLC                          100.00%
                                 and New York, LLC
Operating         MA           AXA Network Insurance Agency of                 AXA Network, LLC                          100.00%
                                 Massachusetts, LLC
Operating         NV           AXA Network of Nevada, Inc.                     AXA Network, LLC                             -
Operating         P.R.         AXA Network of Puerto Rico, Inc.                AXA Network, LLC                             -
Operating         TX           AXA Network Insurance Agency of of Texas, Inc.  AXA Network, LLC                             -
Insurance         NY           The Equitable Life Assurance Society            AXAeClient Solutions, LLC                 100.00%
                                 of the United States
Insurance         CO           The Equitable of Colorado, Inc.                 The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        DE           Equitable Deal Flow Fund, L.P.                  The Equitable Life Assurance Society         -
                                                                                 of the United States
Investment        DE           Equitable Managed Assets, L.P.                  Equitable Deal Flow Fund, L.P.               -
Investment        **           Real Estate Partnership Equities (various)      The Equitable Life Assurance Society         -
                                                                                 of the United States
HCO               NY           Equitable Holdings, LLC                         The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Real Estate       NY           EREIM LP Associates (L.P.)                      The Equitable Life Assurance Society         -
                                                                                 of the United States
Investment        NY           EML Associates, L.P.                            EREIM LP Associates (L.P.)                   -
                               ACMC, Inc.                                      The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        PA           Wil-Gro, Inc.                                   The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        DE           STCS, Inc.                                      The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        MA           Fox Run, Inc.                                   The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        MD           FTM Corp.                                       The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        DE           EVSA, Inc.                                      The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        CA           Equitable BJVS, Inc.                            The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        MA           Equitable Rowes Wharf, Inc.                     The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        TX           GP/EQ Southwest, Inc.                           The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Operating         DE           Equitable Structured Settlement Corp.           The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        DE           ELAS Realty, Inc.                               The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Real Estate       DE           Prime Property Funding II, Inc.                 The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        FL           Sarasota Prime Hotels, LLC                      The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        MI           ECLL, Inc.                                      The Equitable Life Assurance Society      100.00%
                                                                                 of the United States

                      LISTING A -- EQUITABLE HOLDINGS, LLC


                 SOVEREIGN                                                                                           % OF VOTING
 PRINCIPAL      POWER UNDER                                                             NAME OF                       SECURITIES
 BUSINESS     WHICH ORGANIZED             NAME OF COMPANY                         CONTROLLING ENTITY                    OWNED
-----------------------------------------------------------------------------------------------------------------------------------
                               AXA Financial, Inc.                             The AXA Group                                -
                               AXA Client Solutions, LLC                       AXA Financial, Inc.                          -
                               The Equitable Life Assurance Society            AXA Client Solutions, LLC                    -
                                 of the United States
                               Equitable Holdings, LLC                         The Equitable Life Assurance Society         -
                                                                                 of the United States
Operating           DE         ELAS Securities Acquisition Corporation         Equitable Holdings, LLC                   100.00%
Operating           MA         100 Federal Street Realty Corporation           Equitable Holdings, LLC                   100.00%
Operating           MA         100 Federal Street Funding Corporation          Equitable Holdings, LLC                   100.00%
Operating           VT         Equitable Casualty Insurance Company *          Equitable Holdings, LLC                   100.00%
Operating           DE         EREIM LP Corporation                            Equitable Holdings, LLC                   100.00%
Operating           NY         EREIM LP Associates (L.P.)                      EREIM LP Corporation                         -
Investment          NY         EML Associates, L.P.                            EREIM LP Associates (L.P.)                   -
Operating           DE         ECMC, LLC                                       Equitable Holdings, LLC                   100.00%
Investment          DE         Equitable Capital Private Income &              EMC, LLC                                     -
                                 Equity Partnership II, L.P.
Operating           DE         Alliance Capital Management Corporation         Equitable Holdings, LLC                   100.00%
Operating           DE         Equitable JV Holding Corp.                      Equitable Holdings, LLC                   100.00%
Operating           DE         EQ Services, Inc.                               Equitable Holdings, LLC                   100.00%
Operating           DE         EREIM Managers Corporation                      Equitable Holdings, LLC                   100.00%
Investment          DE         ML/EQ Real Estate Portfolio, L.P.               EREIM Managers Corporation                   -
Investment          NY         EML Associates, L.P.                            ML/EQ Real Estate Portfolio                  -
Investment          DE         Equitable JVS, Inc.                             Equitable Holdings, LLC                   100.00%
Investment          NY         Astor Times Square Corp.                        Equitable JVS, Inc.                       100.00%
Investment          NY         Astor/Broadway Acquisition Corp.                Equitable JVS, Inc.                       100.00%
Investment          TX         PC Landmark, Inc.                               Equitable JVS, Inc.                       100.00%
Investment          DE         EJSVS, Inc.                                     Equitable JVS, Inc.                       100.00%
Investment          MD         Equitable JVS II, Inc.                          Equitable Holdings, LLC                   100.00%
Investment          GA         Six-Pac G.P., Inc.                              Equitable Holdings, LLC                   100.00%
Operating           DE         Equitable Distributors, Inc.                    Equitable Holdings, LLC                   100.00%
Operating           DE         Equitable Distributors, LLC                     Equitable Holdings, LLC                   100.00%
Operating           AL         Equitable Distributors Insurance                Equitable Distributors, LLC               100.00%
                                 Agency of Alabama, LLC
Operating           DE         Equitable Distriburors Insurance Agency of      Equitable Distributors, LLC               100.00%
                                 Connecticut, Maine and New York, LLC
Operating           DE         J.M.R. Realty Services, Inc.                    Equitable Holdings, LLC                   100.00%


                      LISTING B -- ALLIANCE CAPITAL MANAGEMENT CORP.


                 SOVEREIGN                                                                                           % OF VOTING
 PRINCIPAL      POWER UNDER                                                             NAME OF                       SECURITIES
 BUSINESS     WHICH ORGANIZED             NAME OF COMPANY                         CONTROLLING ENTITY                    OWNED
-----------------------------------------------------------------------------------------------------------------------------------
                               AXA Financial, Inc.                             The AXA Group                                 -
                               AXA Client Solutions, LLC                       AXA Financial, Inc.                           -
                               The Equitable Life Assurance Society            AXA Client Solutions, LLC                     -
                                 of the United States
                               Equitable Holdings, LLC                         The Equitable Life Assurance Society          -
                                                                                  of the United States
                               Alliance Capital Management Corporation         Equitable Holdings, LLC                       -
Operating       DE             Alliance Capital Management Holding L.P.        Alliance Capital Management                   -
Operating       DE             Alliance Capital Management L.P.                Alliance Capital Management                   -
Operating       DE             Albion Alliance LLC                             Alliance Capital Management, L.P.           37.60%
HCO             DE             Cursitor Alliance LLC                           Alliance Capital Management, L.P.           93.00%
Operating       U.K.           Cursitor Alliance Holdings Ltd.                 Cursitor Alliance LLC                      100.00%
Operating       MA             Draycott Partners. Ltd.                         Cursitor Alliance Holdings, Ltd.           100.00%
Operating       U.K.           Cursitor Alliance Services Ltd.                 Cursitor Alliance Holdings, Ltd.           100.00%
Operating       Lux.           Cursitor Management Co. S.A.                    Cursitor Alliance Holdings, Ltd.           100.00%
Operating       U.K.           Alliance Asset Allocation Ltd.                  Cursitor Alliance Holdings, Ltd.           100.00%
Operating       NY             Cursitor Eaton Asset Management Co.             Alliance Asset Allocation, Ltd.             50.00%
Operating       France         Alliance Cecogest                               Alliance Asset Allocation, Ltd.             75.00%
HCO             DE             Alliance Capital Management LLC                 Alliance Capital Management, L.P.          100.00%
HCO             DE             Sanford C. Bernstein & Co., LLC                 Alliance Capital Management, LLC           100.00%
HCO             DE             Alliance Capital Management Corp. of Delaware   Alliance Capital Management, L.P.          100.00%
Operating       U.K.           Sanford C. Bernstein Ltd.                       Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       Aust.          Sanford C. Bernstein Proprietary Ltd.           Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Alliance Fund Services, Inc.                    Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Alliance Fund Distributors, Inc.                Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Alliance Capital Oceanic Corp.                  Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       Brazil         Alliance Capital Management (Brazil) Ltd.       Alliance Capital Management Corp.           99.00%
                                                                                 of Delaware
Operating       Aust.          Alliance Capital Management Australia Limited   Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Meiji - Alliance Capital Corp.                  Alliance Capital Management Corp.           50.00%
                                                                                 of Delaware
Operating       Lux.           Alliance Capital (Luxembourg) S.A.              Alliance Capital Management Corp.           99.98%
                                                                                 of Delaware
Operating       DE             Alliance Barra Research Institute, Inc.         Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Alliance Capital Management Canada, Inc.        Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Alliance Capital Global Derivatives Corp.       Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       Lux.           ACM Global Investor Services S.A.               Alliance Capital Management Corp.           99.00%
                                                                                 of Delaware
Operating       Spain          ACM Fund Services (Espana) S.L.                 ACM Global Investor Services S.A.          100.00%
Operating       Singapore      Alliance Capital Management (Singapore) Ltd.    Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       Cayman Isl.    ACM CIIC Investment Management Ltd.             Alliance Capital Management Corp.           54.00%
                                                                                 of Delaware
Operating       DE             ACM Software Services Ltd.                      Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware


                      LISTING B -- ALLIANCE CAPITAL MANAGEMENT CORP.


                 SOVEREIGN                                                                                           % OF VOTING
 PRINCIPAL      POWER UNDER                                                             NAME OF                       SECURITIES
 BUSINESS     WHICH ORGANIZED              NAME OF COMPANY                        CONTROLLING ENTITY                    OWNED
-----------------------------------------------------------------------------------------------------------------------------------
                               AXA Financial, Inc.                             The AXA Group                                 -
                               AXA Client Solutions, LLC                       AXA Financial, Inc.                        100.00%
                               The Equitable Life Assurance Society            AXA Client Solutions, LLC                     -
                                 of the United States
                               Equitable Holdings, LLC                         The Equitable Life Assurance Society          -
                                                                                 of the United States
                               Alliance Capital Management Corporation         Equitable Holdings, LLC                       -
                               Alliance Capital Management L.P.                Alliance Capital Management                   -
                                                                                 Corporation
                               Alliance Capital Management Corp.               Alliance Capital Management L.P.              -
                                 of Delaware (Cont'd)
Operating      Austria         East Fund Managementberatung GmbH.              Alliance Capital Management Corp. of        51.00%
                                                                                 of Delaware
Operating      Czech           Albion Alliance EFM                             East Fund Managementberatung GmbH           49.00%
Operating      Cyprus          East Fund Management (Cyprus) Ltd.              East Fund Managementberatung GmbH          100.00%
Operating      Romania         EFM Consultanta Financiara Bucuresti SRL        East Fund Management (Cyprus) Ltd.         100.00%
Operating      Mauritius       Alliance Capital (Mauritius) Private Ltd.       Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      India           Alliance Capital Asset Management               Alliance Capital (Mauritius)                75.00%
                                (India) Private Ltd.                             Private Ltd.
Operating      India           ACSYS Software India Private Ltd.               Alliance Capital (Mauritius)                51.00%
                                                                                 Private Ltd.
Operating      India           ACAM Trust Company Private Ltd.                 Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      DE              Alliance Eastern Europe, Inc.                   Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      DE              Alliance Capital Management (Asia) Ltd.         Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      Turkey          Alliance Capital Management (Turkey) Ltd.       Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      Japan           Alliance Capital Asset Management (Japan) Ltd.  Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      U.K.            Alliance Capital Limited                        Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      U.K.            Alliance Capital Services Ltd.                  Alliance Capital Limited                   100.00%
Operating      U.K.            Dimensional Trust Management Ltd.               Alliance Capital Services Ltd.             100.00%
Operating      DE              Alliance Corporate Finance Group Inc.           Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      Brazil          BCN Alliance Capital Management SA              Alliance Capital Management Corp.           50.00%
                                                                                 of Delaware
Operating      Poland          Przymierze Trust Fund Co.                       Alliance Capital Management Corp.           49.00%
                                                                                 of Delaware
Operating      Russia          Alliance SBS-AGRO Capital Management Co.        Alliance Capital Management Corp.           49.00%
                                                                                 of Delaware
Operating      Poland          Pekao/Alliance PTE S.A.                         Alliance Capital Management Corp.           49.00%
                                                                                 of Delaware
Operating      U.K.            Whittingdale Holdings Ltd.                      Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      U.K.            Alliance Capital Whittingdale Ltd.              Whittingdale Holdings Ltd.                 100.00%
Operating      U.K.            ACM Investments Ltd.                            Whittingdale Holdings Ltd.                 100.00%
Operating      U.K.            Whittingdale Nominees Ltd.                      Whittingdale Holdings Ltd.                 100.00%
Operating      So Korea        Hanwha Investment Trust Mgmt. Co., Ltd          Alliance Capital Management Corp.           20.00%
                                                                                 of Delaware
Operating      H.K.            New Alliance Asset Management (Asia) Ltd        Alliance Capital Management Corp.           50.00%
                                                                                 of Delaware
Operating      Lux.            ACM New-Alliance (Luxembourg) S.A.              Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      So Africa       Alliance Capital Mgmt. (Proprietary) Ltd.       Alliance Capital Management Corp.           80.00%
                                                                                 of Delaware
Operating      Zimbabwe        Alliance-MBCA Capital (Private) Ltd.            Alliance Capital Mgmt.                      50.00%
                                                                                 (Proprietary) Ltd.
Operating      Namibia         Alliance Odyssey Capital Mgmt. (Nambia)         Alliance Capital Mgmt.                     100.00%
                                 (Proprietary) Ltd.                              (Proprietary) Ltd.



                                AXA GROUP CHART

                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES & REAL ESTATE       AUSTRALIA         NATIONAL MUTUAL FUND MANAGEMENT AXA ASIA PACIFIC HOLDINGS LIMITED    100.00
FINANCIAL SERVICES & REAL ESTATE       BELGIUM           AXA INVESTMENT MANAGERS         AXA INVESTMENT MANAGERS              100.00
                                                           BRUXELLES
FINANCIAL SERVICES & REAL ESTATE       BELGIUM           AXA BANK BELGIUM                AXA HOLDINGS BELGIUM                 100.00
FINANCIAL SERVICES & REAL ESTATE       BELGIUM           IPPA VASTGOED                   AXA HOLDINGS BELGIUM                 100.00
FINANCIAL SERVICES & REAL ESTATE       BELGIUM           ROYALE BELGE INVESTISSEMENT     AXA ROYALE BELGE                      33.03
FINANCIAL SERVICES & REAL ESTATE       BELGIUM           ROYALE BELGE INVESTISSEMENT     AXA ROYALE BELGE                      66.97
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA ROYALE BELGE                       1.89
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA ROYALE BELGE                       2.32
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA                                   45.04
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA CORPORATE SOLUTIONS                0.81
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA ASSURANCES IARD                   15.11
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA COLONIA KONZERN AG                 5.93
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         DIRECT ASSURANCES IARD                 0.20
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA LEVEN NV                           2.10
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         NATIONAL MUTUAL FUND MANAGEMENT        4.07
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA UK PLC                            18.40
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA COURTAGE IARD                      1.62
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA GRANDE ARMEE                AXA INVESTMENT MANAGERS               99.99
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA GESTION FCP                 AXA INVESTMENT MANAGERS PARIS         99.99
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA INVESTMENT MANAGERS PRIVATE      100.00
                                                           PRIVATE EQUITY EUROPE SA        EQUITY
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA INVESTMENT MANAGERS              100.00
                                                           PRIVATE EQUITY
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS PARIS   AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA CREDIT                      COMPAGNIE FINANCIERE DE PARIS         65.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA MILLESIMES                  AXA                                   10.10
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA MILLESIMES                  AXA CORPORATE SOLUTIONS               11.95
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA MILLESIMES                  SOCIETE BEAUJON                        7.26
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA MILLESIMES                  JOUR FINANCE                           6.87
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE SURESNES                AXA ASSURANCES IARD                   21.19
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE SURESNES                SOCIETE BEAUJON                        0.92
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE SURESNES                COMPAGNIE FINANCIERE DE PARIS         51.07
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE SURESNES                JOUR FINANCE                          20.63
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE SURESNES                AXA COURTAGE IARD                      2.53
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA BANQUE                      COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            BANQUE DE MARCHES ET            AXA                                   19.51
                                                           D'ARBITRAGE
FINANCIAL SERVICES & REAL ESTATE       FRANCE            BANQUE DE MARCHES ET            AXA COURTAGE IARD                      8.20
                                                           D'ARBITRAGE
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COMPAGNIE FINANCIERE DE PARIS   AXA                                  100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE 21 MATIGNON             AXA                                    0.55
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE 21 MATIGNON             SGCI                                  99.44
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE VICTOIRE                SGCI                                  99.74
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA ASSET MANAG CONSULTANT      AXA INVESTMENT MANAGERS               99.95
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COMPAGNIE PARISIENNE DE         SOFINAD                              100.00
                                                           PARTICIPATIONS
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA GESTION INTERESSEMENT       AXA INVESTMENT MANAGERS PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            BANQUE DES TUILERIES            COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS FUNDS   AXA INVESTMENT MANAGERS               98.84
                                                           MANAGEMENT
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS FUNDS   AXA INVESTMENT MANAGERS PARIS          1.16
                                                           MANAGEMENT
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA ASSET MANAGEMENT            AXA INVESTMENT MANAGERS               50.48
                                                           PRIVATE EQUITY EUROPE SA        PRIVATE EQUITY


                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES & REAL ESTATE       FRANCE            MONTE SCOPETO                   COMPAGNIE PARISIENNE DE               99.99
                                                                                           PARTICIPATIONS
FINANCIAL SERVICES & REAL ESTATE       FRANCE            SGCI                            AXA                                  100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            SOFAPI                          COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            HOLDING SOFFIM                  COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            SOFINAD                         COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            TRANSAXIM                       COMPAGNIE PARISIENNE DE              100.00
                                                                                           PARTICIPATIONS
FINANCIAL SERVICES & REAL ESTATE       FRANCE            BANQUE WORMS                    COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA COLONIA ASSET MANAGEMENT    AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA COLONIA KAG                 AXA INVESTMENT MANAGERS               85.00
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA FUNDS GMBH                  AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA VORSORGEBANK                AXA COLONIA KONZERN AG               100.00
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA COLONIA BAUSPARKASSE AG     AXA COLONIA KONZERN AG                66.67
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA COLONIA BAUSPARKASSE AG     AXA COLONIA LEBEN                     32.98
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA ASSET MANAGEMENT LTD        AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA INVESTMENT MANAGERS GS      AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA INVESTMENT MANAGERS LIMITED AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA MULTIMANAGER LIMITED        AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA INVESTMENT MANAGERS UK      AXA INVESTMENT MANAGERS               66.67
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA INVESTMENT MANAGERS UK      AXA ASSET MANAGEMENT LTD              33.33
FINANCIAL SERVICES & REAL ESTATE       HONG KONG         AXA INVESTMENT MANAGERS HK SAR  AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       HONG KONG         AXA INVESTMENT MANAGERS HONG    AXA INVESTMENT MANAGERS              100.00
                                                           KONG
FINANCIAL SERVICES & REAL ESTATE       ITALY             AXA INVESTMENT MANAGERS MILAN   AXA INVESTMENT MANAGERS               99.00
FINANCIAL SERVICES & REAL ESTATE       ITALY             AXA INVESTMENT MANAGERS MILAN   AXA ASSICURAZIONI (VIE)                1.00
FINANCIAL SERVICES & REAL ESTATE       JAPAN             AXA INVESTMENT MANAGERS TOKYO   AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       THE NETHERLANDS   AXA INVESTMENT MANAGERS DEN     AXA INVESTMENT MANAGERS              100.00
                                                           HAAG
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA GLOBAL STRUCTURED PRODUCT   AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA INVESTMENT MANAGERS         AXA INVESTMENT MANAGERS              100.00
                                                           HOLDING INC.
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA INVESTMENT MANAGERS NEW     AXA INVESTMENT MANAGERS              100.00
                                                           YORK
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA INVESTMENT MANAGERS         AXA INVESTMENT MANAGERS PRIVATE      100.00
                                                           PRIVATE EQUITY FUND             EQUITY
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA INVESTMENT MANAGERS ROSE    AXA INVESTMENT MANAGERS               90.00
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA INVESTMENT MANAGERS ROSE    AXA INVESTMENT MANAGERS HOLDING       10.00
                                                                                           INC.
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA ROSENBERG LLC               AXA INVESTMENT MANAGERS ROSE          50.00
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     ALLIANCE CAPITAL MANGEMENT      THE EQUITABLE LIFE ASSURANCE         100.00
                                                           CORP.                           SOCIETY
HOLDINGS & MISC. BUSINESSES            AUSTRALIA         AXA ASIA PACIFIC HOLDINGS       AXA EQUITY & LAW LIFE ASSURANCE        8.90
                                                           LIMITED                         SOCIETY
HOLDINGS & MISC. BUSINESSES            AUSTRALIA         AXA ASIA PACIFIC HOLDINGS       AXA                                   42.10
                                                           LIMITED
HOLDINGS & MISC. BUSINESSES            BELGIUM           FINAXA BELGIUM                  AXA                                   99.99
HOLDINGS & MISC. BUSINESSES            BELGIUM           ROYALE BELGE INTERNATIONAL      ROYALE BELGE INVESTISSEMENT          100.00
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA HOLDINGS BELGIUM            AXA CORPORATE SOLUTIONS ASSURANCE      3.02
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA HOLDINGS BELGIUM            AXA                                   43.75
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA HOLDINGS BELGIUM            AXA PARTICIPATONS BELGIUM             49.10
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA HOLDINGS BELGIUM            VINCI BV                               4.11
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA PARTICIPATONS BELGIUM       AXA CORPORATE SOLUTIONS ASSURANCE     12.63
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA PARTICIPATONS BELGIUM       AXA                                   79.57
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA PARTICIPATONS BELGIUM       AXA COURTAGE IARD                      7.79
HOLDINGS & MISC. BUSINESSES            FRANCE            AXA CHINA                       AXA CHINA REGION LIMITED              49.00
HOLDINGS & MISC. BUSINESSES            FRANCE            AXA CHINA                       AXA                                   51.00
HOLDINGS & MISC. BUSINESSES            FRANCE            SOCIETE BEAUJON                 AXA                                   99.78


                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------

HOLDINGS & MISC. BUSINESSES            FRANCE            SOCIETE BEAUJON                 AXA ASSURANCES IARD                    0.22
HOLDINGS & MISC. BUSINESSES            FRANCE            COLISEE EXCELLENCE              FINANCIERE MERMOZ                    100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            AXA DIRECT                      AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            FINANCIERE 45                   AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            JOUR FINANCE                    AXA CONSEIL VIE                       60.47
HOLDINGS & MISC. BUSINESSES            FRANCE            JOUR FINANCE                    AXA ASSURANCES IARD                   39.53
HOLDINGS & MISC. BUSINESSES            FRANCE            LOR FINANCE                     AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            MOFIPAR                         AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            FINANCIERE MERMOZ               AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            AXA FRANCE ASSURANCE            AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            GERMANY           AXA COLONIA KONZERN AG          AXA                                   25.49
HOLDINGS & MISC. BUSINESSES            GERMANY           AXA COLONIA KONZERN AG          KOLNISCHE VERWALTUNGS                 25.63
HOLDINGS & MISC. BUSINESSES            GERMANY           AXA COLONIA KONZERN AG          VINCI BV                              39.73
HOLDINGS & MISC. BUSINESSES            GERMANY           GRE CONTINENTAL EUROPE HOLDING  AXA COLONIA KONZERN AG               100.00
                                                           GMBH
HOLDINGS & MISC. BUSINESSES            GERMANY           KOLNISCHE VERWALTUNGS           AXA                                    8.83
HOLDINGS & MISC. BUSINESSES            GERMANY           KOLNISCHE VERWALTUNGS           AXA COLONIA KONZERN AG                23.02
HOLDINGS & MISC. BUSINESSES            GERMANY           KOLNISCHE VERWALTUNGS           VINCI BV                              67.72
HOLDINGS & MISC. BUSINESSES            GREAT BRITAIN     AXA EQUITY & LAW PLC            AXA                                   99.94
HOLDINGS & MISC. BUSINESSES            GREAT BRITAIN     GUARDIAN ROYAL EXCHANGE PLC     AXA UK PLC                           100.00
HOLDINGS & MISC. BUSINESSES            GREAT BRITAIN     AXA UK PLC                      AXA EQUITY & LAW PLC                  21.74
HOLDINGS & MISC. BUSINESSES            GREAT BRITAIN     AXA UK PLC                      AXA                                   78.26
HOLDINGS & MISC. BUSINESSES            ITALY             AXA ITALIA S.P.A                AXA                                   96.99
HOLDINGS & MISC. BUSINESSES            ITALY             AXA ITALIA S.P.A                AXA COLLECTIVES                        3.01
HOLDINGS & MISC. BUSINESSES            JAPAN             AXA NICHIDAN INSURANCE HOLDING  AXA                                   96.39
HOLDINGS & MISC. BUSINESSES            LUXEMBOURG        AXA LUXEMBOURG SA               AXA HOLDINGS BELGIUM                 100.00
HOLDINGS & MISC. BUSINESSES            MOROCCO           AXA ONA                         AXA                                   51.00
HOLDINGS & MISC. BUSINESSES            SINGAPORE         AXA INSURANCE INVESTMENT        AXA                                  100.00
                                                           HOLDING
HOLDINGS & MISC. BUSINESSES            SPAIN             AXA AURORA                      AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   GELDERLAND                      AXA HOLDINGS BELGIUM                 100.00
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA NEDERLAND BV                AXA ROYALE BELGE NON VIE              17.29
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA NEDERLAND BV                AXA ROYALE BELGE                      21.24
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA NEDERLAND BV                GELDERLAND                            38.94
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA NEDERLAND BV                ROYALE BELGE INTERNATIONAL            12.77
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA NEDERLAND BV                AXA HOLDINGS BELGIUM                   4.11
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA VERZEKERINGEN               AXA NEDERLAND BV                     100.00
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   VINCI BV                        AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            TURKEY            AXA OYAK HOLDING AS             AXA                                   50.00
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA MERGER                      AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              AXA EQUITY & LAW LIFE ASSURANCE        4.09
                                                                                           SOCIETY
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              AXA                                   70.62
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              AXA MERGER                            12.24
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              AXA CORPORATE SOLUTIONS                2.95
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              SOCIETE BEAUJON                        0.44
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              FINANCIERE 45                          3.20
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              LOR FINANCE                            6.42
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              AXA CORPORATE SOLUTIONS                0.03
                                                                                           REINSURANCE CY
INSURANCE & REINSURANCE                AUSTRALIA         AUSTRALIAN CASUALTY INSUR PTY   AXA ASIA PACIFIC HOLDINGS LIMITED    100.00
                                                           LTD


                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------

INSURANCE & REINSURANCE                AUSTRALIA         NATIONAL MUTUAL HEALTH INSUR    AXA ASIA PACIFIC HOLDINGS LIMITED    100.00
                                                           PY LIMITED
INSURANCE & REINSURANCE                AUSTRALIA         NATIONAL MUTUAL INTERNATIONAL   NATIONAL MUTUAL FINANCIAL SERVICES   100.00
INSURANCE & REINSURANCE                AUSTRALIA         NATIONAL MUTUAL FINANCIAL       AXA ASIA PACIFIC HOLDINGS LIMITED    100.00
                                                           SERVICES
INSURANCE & REINSURANCE                AUSTRIA           AXA NORDSTERN COLONIA           AXA COLONIA LEBEN                     10.05
                                                           VERSICHERUNG
INSURANCE & REINSURANCE                AUSTRIA           AXA NORDSTERN COLONIA           AXA COLONIA VERSICHERUNG              89.95
                                                           VERSICHERUNG
INSURANCE & REINSURANCE                AUSTRIA           AXA NORDSTERN COLONIA LEBEN     AXA NORDSTERN COLONIA VERSICHERUNG   100.00
INSURANCE & REINSURANCE                BELGIUM           AXA ROYALE BELGE                AXA HOLDINGS BELGIUM                  99.58
INSURANCE & REINSURANCE                BELGIUM           AXA ROYALE BELGE                UAB NON VIE                            0.04
INSURANCE & REINSURANCE                BELGIUM           AXA ROYALE BELGE                UAB                                    0.38
INSURANCE & REINSURANCE                BELGIUM           ARDENNE PREVOYANTE              AXA HOLDINGS BELGIUM                 100.00
INSURANCE & REINSURANCE                BELGIUM           ASSURANCES LA POSTE             AXA HOLDINGS BELGIUM                  50.00
INSURANCE & REINSURANCE                BELGIUM           ASSURANCES LA POSTE VIE         AXA HOLDINGS BELGIUM                  50.00
INSURANCE & REINSURANCE                BELGIUM           UAB NON VIE                     AXA HOLDINGS BELGIUM                 100.00
INSURANCE & REINSURANCE                CANADA            AXA CANADA                      AXA                                  100.00
INSURANCE & REINSURANCE                CANADA            AXA CANADA ADP                  AXA CANADA                           100.00
INSURANCE & REINSURANCE                CHINA             AXA MINMETALS ASSURANCE CO LTD  AXA CHINA                             51.00
INSURANCE & REINSURANCE                FRANCE            CORPORATE SOLUTIONS ASSURANCE   AXA CORPORATE SOLUTIONS               98.49
INSURANCE & REINSURANCE                FRANCE            AXA CONSEIL VIE                 AXA FRANCE ASSURANCE                 100.00
INSURANCE & REINSURANCE                FRANCE            ARGOVIE                         AXA COLLECTIVES                       94.03
INSURANCE & REINSURANCE                FRANCE            AXA CORPORATE SOLUTIONS         AXA CORPORATE SOLUTIONS ASSURANCE      1.54
INSURANCE & REINSURANCE                FRANCE            AXA CORPORATE SOLUTIONS         AXA                                   89.98
INSURANCE & REINSURANCE                FRANCE            AXA CORPORATE SOLUTIONS         AXA ASSURANCES IARD                    6.03
INSURANCE & REINSURANCE                FRANCE            AXA CORPORATE SOLUTIONS         AXA COURTAGE IARD                      2.17
INSURANCE & REINSURANCE                FRANCE            AXA CORPORATE SOLUTIONS         AXA COLLECTIVES                        0.02
INSURANCE & REINSURANCE                FRANCE            AXA ASSURANCES IARD             AXA FRANCE ASSURANCE                 100.00
INSURANCE & REINSURANCE                FRANCE            AXA RE FINANCE                  AXA CORPORATE SOLUTIONS               65.83
INSURANCE & REINSURANCE                FRANCE            AXA RE FINANCE                  AXA CESSIONS                          13.17
INSURANCE & REINSURANCE                FRANCE            AXA ASSURANCES VIE              AXA FRANCE ASSURANCE                  88.87
INSURANCE & REINSURANCE                FRANCE            AXA ASSURANCES VIE              AXA COLLECTIVES                       11.13
INSURANCE & REINSURANCE                FRANCE            C.G.R.M. MONTE-CARLO            AXA CORPORATE SOLUTIONS               99.99
INSURANCE & REINSURANCE                FRANCE            JURIDICA                        AXA FRANCE ASSURANCE                  98.51
INSURANCE & REINSURANCE                FRANCE            DIRECT ASSURANCES IARD          AXA DIRECT                           100.00
INSURANCE & REINSURANCE                FRANCE            DIRECT ASSURANCES VIE           AXA DIRECT                           100.00
INSURANCE & REINSURANCE                FRANCE            NATIO ASSURANCES                AXA ASSURANCES IARD                   50.00
INSURANCE & REINSURANCE                FRANCE            NSM VIE                         AXA FRANCE ASSURANCE                  35.64
INSURANCE & REINSURANCE                FRANCE            NSM VIE                         AXA COLLECTIVES                        4.46
INSURANCE & REINSURANCE                FRANCE            AXA ASSISTANCE                  AXA                                  100.00
INSURANCE & REINSURANCE                FRANCE            SPS RE                          AXA CORPORATE SOLUTIONS               69.94
INSURANCE & REINSURANCE                FRANCE            AXA CESSIONS                    AXA CORPORATE SOLUTIONS              100.00
INSURANCE & REINSURANCE                FRANCE            SAINT GEORGES RE                AXA                                   99.40
INSURANCE & REINSURANCE                FRANCE            SAINT GEORGES RE                AXA FRANCE ASSURANCE                   0.60
INSURANCE & REINSURANCE                FRANCE            AXA CONSEIL IARD                AXA FRANCE ASSURANCE                 100.00
INSURANCE & REINSURANCE                FRANCE            AXA COURTAGE IARD               AXA FRANCE ASSURANCE                  99.65
INSURANCE & REINSURANCE                FRANCE            AXA COLLECTIVES                 AXA ASSURANCES IARD                    3.69
INSURANCE & REINSURANCE                FRANCE            AXA COLLECTIVES                 AXA FRANCE ASSURANCE                  95.71
INSURANCE & REINSURANCE                GERMANY           SICHER DIRECT                   AXA COLONIA VERSICHERUNG             100.00
INSURANCE & REINSURANCE                GERMANY           AXA COLONIA LEBEN               AXA COLONIA KONZERN AG                47.81


                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------

INSURANCE & REINSURANCE                GERMANY           AXA COLONIA LEBEN               AXA COLONIA VERSICHERUNG              52.19
INSURANCE & REINSURANCE                GERMANY           AXA COLONIA VERSICHERUNG        AXA COLONIA KONZERN AG                74.41
INSURANCE & REINSURANCE                GERMANY           AXA COLONIA VERSICHERUNG        GRE CONTINENTAL EUROPE HOLDING GMBH   25.59
INSURANCE & REINSURANCE                GERMANY           AXA COLONIA KRANKEN             AXA COLONIA KONZERN AG                51.00
                                                           VERSICHERUNG
INSURANCE & REINSURANCE                GERMANY           AXA COLONIA KRANKEN             AXA COLONIA LEBEN                     48.36
                                                           VERSICHERUNG
INSURANCE & REINSURANCE                GERMANY           AXA NORDSTERN ART               AXA COLONIA KONZERN AG               100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA EQUITY & LAW LIFE           AXA SUN LIFE                         100.00
                                                           ASSURANCE SOCIETY
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA INSURANCE UK                GUARDIAN ROYAL EXCHANGE PLC          100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA SUN LIFE                    AXA UK PLC                           100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA UK HOLDING PLC              AXA CORPORATE SOLUTIONS              100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA INSURANCE PLC               GUARDIAN ROYAL EXCHANGE PLC          100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA GLOBAL RISKS (U.K.) LTD     AXA CORPORATE SOLUTIONS              100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA UK                          AXA                                  100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     PPP GROUP PLC                   GUARDIAN ROYAL EXCHANGE PLC          100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     PPP HEALTHCARE LTD              AXA INSURANCE UK                     100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     PPP LIFETIMECARE                GUARDIAN ROYAL EXCHANGE PLC          100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA REINSURANCE UK PLC          AXA UK HOLDING PLC                   100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     ENGLISH & SCOTTISH              AXA UK                               100.00
INSURANCE & REINSURANCE                HONG KONG         AXA CHINA REGION LIMITED        NATIONAL MUTUAL FINANCIAL SERVICES   100.00
INSURANCE & REINSURANCE                HONG KONG         AXA INSURANCE HONG-KONG         AXA                                   17.50
INSURANCE & REINSURANCE                HONG KONG         AXA INSURANCE HONG-KONG         AXA INSURANCE INVESTMENT HOLDING      82.50
INSURANCE & REINSURANCE                HONG KONG         AXA GENERAL INSURANCE HK        AXA                                  100.00
INSURANCE & REINSURANCE                HUNGARY           AXA COLONIA BIZTOSITO DOMMAGES  AXA NORDSTERN COLONIA VERSICHERUNG   100.00
INSURANCE & REINSURANCE                HUNGARY           AXA COLONIA BIZTOSITO VIE       AXA NORDSTERN COLONIA VERSICHERUNG   100.00
INSURANCE & REINSURANCE                IRELAND           GUARDIAN DUBLIN DOCKS           GUARDIAN PMPA GROUP LTD              100.00
INSURANCE & REINSURANCE                IRELAND           GUARDIAN PMPA GROUP LTD         GUARDIAN ROYAL EXCHANGE PLC          100.00
INSURANCE & REINSURANCE                ITALY             AXA INTERLIFE                   AXA                                  100.00
INSURANCE & REINSURANCE                ITALY             AXA ASSICURAZIONI               AXA CONSEIL VIE                        1.84
INSURANCE & REINSURANCE                ITALY             AXA ASSICURAZIONI               AXA                                   85.87
INSURANCE & REINSURANCE                ITALY             AXA ASSICURAZIONI               AXA ITALIA S.P.A                      10.40
INSURANCE & REINSURANCE                ITALY             AXA ASSICURAZIONI               AXA COLLECTIVES                        1.88
INSURANCE & REINSURANCE                ITALY             UAP VITA                        AXA CONSEIL VIE                       18.70
INSURANCE & REINSURANCE                ITALY             UAP VITA                        AXA                                   62.21
INSURANCE & REINSURANCE                ITALY             UAP VITA                        AXA COLLECTIVES                       19.08
INSURANCE & REINSURANCE                JAPAN             AXA NICHIDAN LIFE               AXA NICHIDAN INSURANCE HOLDING       100.00
INSURANCE & REINSURANCE                JAPAN             AXA NON LIFE INSURANCE CO LTD   AXA                                  100.00
INSURANCE & REINSURANCE                JAPAN             NICHIDAN LIFE                   AXA NICHIDAN INSURANCE HOLDING       100.00
INSURANCE & REINSURANCE                LUXEMBOURG        AXA ASSURANCES LUXEMBOURG       AXA LUXEMBOURG SA                    100.00
INSURANCE & REINSURANCE                LUXEMBOURG        AXA ASSUR. VIE LUXEMBOURG       AXA LUXEMBOURG SA                    100.00
INSURANCE & REINSURANCE                LUXEMBOURG        CREALUX                         AXA HOLDINGS BELGIUM                 100.00
INSURANCE & REINSURANCE                LUXEMBOURG        FUTUR RE                        CORPORATE SOLUTIONS ASSURANCE        100.00
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       AXA INSURANCE UK                      20.00
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       AXA PORTUGAL COMPANHIA DE SEGUROS      5.00
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       AXA COLONIA VERSICHERUNG              20.00
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       AXA ASSICURAZIONI                      5.00
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       AURORA IBERICA SA DE SEGUROS Y        10.00
                                                                                           REAS.
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       ROYALE BELGE INVESTISSEMENT           20.00


                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------

INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       SAINT GEORGES RE                      20.00
INSURANCE & REINSURANCE                MOROCCO           AXA ASSURANCE MAROC             AXA ONA                               99.99
INSURANCE & REINSURANCE                MOROCCO           EPARGNE CROISSANCE              AXA ASSURANCE MAROC                   99.59
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL COMPANHIA DE       AXA CORPORATE SOLUTIONS ASSURANCE      9.07
                                                           SEGUROS
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL COMPANHIA DE       AXA PORTUGAL SEGUROS VIDA              2.15
                                                           SEGUROS
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL COMPANHIA DE       AXA CONSEIL VIE                        5.37
                                                           SEGUROS
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL COMPANHIA DE       AXA                                   82.98
                                                           SEGUROS
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL SEGUROS VIDA       AXA CONSEIL VIE                       87.63
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL SEGUROS VIDA       AXA                                    7.46
INSURANCE & REINSURANCE                SINGAPORE         AXA INSURANCE SINGAPORE         AXA                                   25.77
INSURANCE & REINSURANCE                SINGAPORE         AXA INSURANCE SINGAPORE         AXA INSURANCE INVESTMENT HOLDING      74.23
INSURANCE & REINSURANCE                SINGAPORE         AXA LIFE SINGAPOUR              NATIONAL MUTUAL INTERNATIONAL        100.00
INSURANCE & REINSURANCE                SINGAPORE         AXA CORPORATE SOLUTIONS ASIA    AXA CORPORATE SOLUTIONS              100.00
                                                           PACIFIC PRIVATE LTD
INSURANCE & REINSURANCE                SPAIN             AXA AURORA IBERICA              AXA AURORA                            99.68
INSURANCE & REINSURANCE                SPAIN             AXA AURORA VIDA DE SEGUROS Y    AXA                                    1.45
                                                           REASEGUROS
INSURANCE & REINSURANCE                SPAIN             AXA AURORA VIDA DE SEGUROS Y    AURORA IBERICA SA DE SEGUROS Y        98.51
                                                           REASEGUROS                      REAS.
INSURANCE & REINSURANCE                SPAIN             AYUDA LEGAL SA DE SEGUROS Y     AXA AURORA VIDA DE SEGUROS Y          12.00
                                                           REASEGUROS                      REASEGUROS
INSURANCE & REINSURANCE                SPAIN             AYUDA LEGAL SA DE SEGUROS Y     AURORA IBERICA SA DE SEGUROS Y        88.00
                                                           REASEGUROS                      REAS.
INSURANCE & REINSURANCE                SPAIN             HILO DIRECT SA DE SEGUROS Y     AXA AURORA                            50.00
                                                           REASEGUROS
INSURANCE & REINSURANCE                SPAIN             AURORA IBERICA SA DE SEGUROS Y  AXA AURORA                            99.68
                                                           REAS.
INSURANCE & REINSURANCE                SWITZERLAND       AXA COMPAGNIE D'ASSURANCES      AXA                                   99.95
INSURANCE & REINSURANCE                SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR   AXA                                   94.99
                                                           LA VIE
INSURANCE & REINSURANCE                SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR   AXA COMPAGNIE D'ASSURANCES             5.00
                                                           LA VIE
INSURANCE & REINSURANCE                THE NETHERLANDS   AXA LEVEN NV                    AXA VERZEKERINGEN                    100.00
INSURANCE & REINSURANCE                THE NETHERLANDS   UNIROBE GROEP                   AXA NEDERLAND BV                     100.00
INSURANCE & REINSURANCE                THE NETHERLANDS   AXA SCHADE                      AXA VERZEKERINGEN                    100.00
INSURANCE & REINSURANCE                THE NETHERLANDS   AXA ZORG NV                     AXA VERZEKERINGEN                    100.00
INSURANCE & REINSURANCE                TURKEY            AXA OYAK HAYAT SIGORTA          AXA OYAK HOLDING AS                  100.00
INSURANCE & REINSURANCE                TURKEY            AXA OYAK SIGORTA                AXA OYAK HAYAT SIGORTA                 0.70
INSURANCE & REINSURANCE                TURKEY            AXA OYAK SIGORTA                AXA OYAK HOLDING AS                   70.32
INSURANCE & REINSURANCE                UNITED STATES     AXA CORPORATE SOLUTIONS         AXA CORPORATE SOLUTIONS              100.00
                                                           INSURANCE CO
INSURANCE & REINSURANCE                UNITED STATES     AXA AMERICA CORPORATE           AXA CORPORATE SOLUTIONS              100.00
                                                           SOLUTIONS, INC
INSURANCE & REINSURANCE                UNITED STATES     THE EQUITABLE LIFE ASSURANCE    AXA FINANCIAL INC.                   100.00
                                                           SOCIETY
INSURANCE & REINSURANCE                UNITED STATES     AXA CORPORATE SOLUTIONS         AXA AMERICA CORPORATE SOLUTIONS,     100.00
                                                           REINSURANCE CY                  INC
INSURANCE & REINSURANCE                UNITED STATES     AXA CORPORATE SOLUTIONS         AXA CORPORATE SOLUTIONS              100.00
                                                           AMERICA INS. CY                 REINSURANCE CY
INSURANCE & REINSURANCE                UNITED STATES     AXA CORPORATE SOLUTIONS LIFE    AXA AMERICA CORPORATE SOLUTIONS,       0.21
                                                           REINSURANCE COMPANY             INC
INSURANCE & REINSURANCE                UNITED STATES     AXA CORPORATE SOLUTIONS LIFE    AXA CORPORATE SOLUTIONS               99.79
                                                           REINSURANCE COMPANY             REINSURANCE CY

Item 27. Number of Contractowners

         As of February 28, 2001, there were 12,768 holders of the contracts offered by the Registrant under this registration statement.


Item 28. Indemnification

         (a) Indemnification of Directors and Officers

         The By-Laws of The Equitable Life Assurance Society of the United States ("Equitable Life") provides, in Article VII, as follows:

          7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

           (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

          (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

         (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

          (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss. 721-726; Insurance Law ss. 1216)

     The directors and officers of Equitable Life are insured under policies issued by Lloyd's of London, X.L. Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b) Indemnification of Principal Underwriter

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, Equitable Distributors, Inc. has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of Equitable Distributors, Inc.

         (c) Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters

         (a) Equitable Distributors, Inc., an indirect wholly-owned subsidiary of Equitable, is the principal underwriter for Separate Account No. 49. The principal business address of Equitable Distributors, Inc. is 1290 Avenue of the Americas, New York, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of Equitable Distributors, Inc. The business address of the directors and principal officers is that of Equitable Distributors, Inc.

NAME AND PRINCIPAL                     POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                       (EQUITABLE DISTRIBUTORS, INC.)
----------------                       ----------------------


 Jose S. Suquet                        Chairman of the Board and Director

 Charles Wilder                        Director

 Michael Dibbert                       Director

 Alex MacGilliray                      Director

 Patrick Miller                        Director

 Lee Wilson                            Director

 Richard Matteis                       Director

 Michael Brandreit                     Senior Vice President

 Len Murtha                            Senior Vice President

 Harry Johnson                         Senior Vice President

 Chris Gabrielsen                      Senior Vice President

 Mark Lee                              Senior Vice President

 Paul La Piana                         Senior Vice President

 David Kahal                           Senior Vice President

 Mark Scalercio                        Senior Vice President

 David Hughes                          Senior Vice President

 Thomas Bullen                         Senior Vice President

 Diana Keary                           Senior Vice President

 Thomas Shade                          Senior Vice President

 Patrick O'Shea                        Vice President and Chief
                                       Financial Officer

 Norman J. Abrams                      Vice President and Counsel

 Ronald R. Quist                       Vice President and Treasurer

 Linda Galasso                         Vice President and Secretary

 Francesca Divone                      Assistant Secretary


         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, NJ 07096. The contract files will be kept at Vantage Computer System, Inc., 301
W. 11th Street, Kansas City, Mo. 64105.


Item 31. Management Services

         Not applicable.


Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the respective Certificates. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Certificates include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all certificates sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any Certificate or prospectus, or otherwise.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 25th day of April, 2001.



                                           SEPARATE ACCOUNT No. 49 OF
                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                    (Registrant)

                                           By: The Equitable Life Assurance
                                               Society of the United States
                                                    (Depositor)

                                           By: /s/ Robin Wagner
                                              ---------------------------------
                                              Robin Wagner
                                              Vice President and Counsel
                                              The Equitable Life Assurance
                                              Society of the United States

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 25th day of April, 2001.

                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Robin Wagner
                                              ---------------------------------
                                              Robin Wagner
                                              Vice President and Counsel
                                              The Equitable Life Assurance
                                              Society of the United States


         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Michael Hegarty                           President, Chief Operating Officer
                                           and Director

*Edward D. Miller                          Chairman of the Board, Chief
                                           Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Francoise Colloc'h       Norman C. Francis            George T. Lowy
Henri de Castries        Donald J. Greene             Edward D. Miller
Claus-Michael Dill       John T. Hartley              Didier Pineau-Valencienne
Joseph L. Dionne         John H.F. Haskell, Jr.       George J. Sella, Jr
Denis Duverne            Michael Hegarty              Peter J. Tobin
Jean-Rene Fourtou        Mary R. (Nina) Henderson     Stanley B. Tulin
                         W. Edwin Jarmain             Dave H. Williams



*By: /s/ Robin Wagner
   ------------------------
         Robin Wagner
         Attorney-in-fact

April 25, 2001

                                 EXHIBIT INDEX

EXHIBIT NO.                                                       TAG VALUE
-----------                                                       ---------

    3.(c)    Distribution Agreement                               EX-99.3c

    3.(d)    Distribution Agreement                               EX-99.3d

    4.(o)    Form of Endorsement - Roth IRA Contracts             EX-99.4o

    4.(p)    Form of Endorsement - IRA Certificates               EX-99.4p

    4.(q)    Form of Endorsement - Non-Qualified
             Certificates                                         EX-99.4q

    4.(r)    Form of Endorsement - Credits                        EX-99.4r

    4.(s)    Form of Optional Death Benefit Rider                 EX-99.4s

    4.(t)    Form of data pages for Equitable Accumulator
             Plus                                                 EX-99.4t

    4.(u)    Form of Amendment                                    EX-99.4u

    4.(v)    Form of Endorsement - Non-Qualified Certificates     EX-99.4v

    7        Form of Reinsurance Agreement                        EX-99.7

   10.(a)    Consent of PricewaterhouseCoopers LLP.               EX-99.10a

   10.(c)    Power of Attorney for Claus-Michael Dill             EX-99.10c




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